UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and
Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2024

DATE OF REPORTING PERIOD:	November 1, 2023 through April 30, 2024

ITEM 1(a). REPORT TO SHAREHOLDERS.

TIMELY INFORMATION INSIDE

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses, annual reports and other shareholder materials online long before the printed publications arrive by traditional mail.

Family of Funds

SEMIANNUAL REPORT APRIL 30, 2024

Alternative

Calamos Market Neutral Income Fund

Calamos Hedged Equity Fund

Calamos Phineus Long/Short Fund

Calamos Merger Arbitrage Fund

Convertible

Calamos Convertible Fund

Calamos Global Convertible Fund

US Equity

Calamos Timpani Small Cap Growth Fund

Calamos Timpani SMID Growth Fund

Calamos Growth Fund

Calamos Growth and Income Fund

Calamos Dividend Growth Fund

Calamos Select Fund

Global Equity

Calamos International Growth Fund

Calamos Evolving World Growth Fund

Calamos Global Equity Fund

Calamos Global Opportunities Fund

Calamos International Small Cap Growth Fund

Fixed Income

Calamos Total Return Bond Fund

Calamos High Income Opportunities Fund

Calamos Short-Term Bond Fund

Experience and Foresight

About Calamos Investments

For over 40 years, we have helped investors like you manage and build wealth to meet long-term objectives. Because investors have different time horizons, risk tolerances and goals, we offer funds to suit a variety of asset allocation needs. Our 20 mutual funds include equity, fixed income, convertible and alternative funds. We offer US funds as well as global and international choices.

We are dedicated to helping our clients build and protect wealth. We understand when you entrust us with your assets, you also entrust us with your achievements, goals and aspirations. We believe we best honor this trust by making investment decisions guided by integrity, discipline and our conscientious research.

We believe an active, risk-conscious approach is essential for wealth creation. In our early years, we pioneered the use of convertible securities as a means to control risk in volatile markets. We followed with strategies that combine convertibles and stocks, with the aim of participating in equity market upside with potentially less volatility than an all-stock portfolio. In 1990, we introduced our first stock fund, which invests in growth companies both large and small. Across our funds, our investment process seeks to manage risk at multiple levels and draws upon our experience investing through many market cycles. In a rapidly changing environment, we believe that this active management is essential.

We are global in our perspective. We believe globalization offers tremendous opportunities for countries and companies all over the world. In our US, global and international portfolios, we are seeking to capitalize on the potential growth of the global economy.

We believe there are opportunities in all markets. Our history traces back to the 1970s, a period of significant volatility and economic concerns. Since then, we have invested through the ebb and flow of multiple markets, each with its own set of challenges. Out of this experience comes our belief that the flipside of volatility is opportunity.

TABLE OF CONTENTS

The Funds	1
Expense Overview	2
Statements of Assets and Liabilities	6
Statements of Operations	11
Statements of Changes In Net Assets	15
Financial Highlights	22
Schedules of Investments	87
Notes to Financial Statements	183
Report of Independent Registered Public Accounting Firm	221
Liquidity Risk Management Program	223

This semi-annual shareholder report contains important information about the Funds for the period of November 1, 2023 to April 30, 2024. You can find additional information about the Funds at www.calamos.com. You can also request this information by contacting us at 800.582.6959.

The Funds

Fund	Class A	Class C	Class I	Class R6
Calamos Market Neutral Income Fund	CVSIX	CVSCX	CMNIX	CVSOX
Calamos Hedged Equity Fund	CAHEX	CCHEX	CIHEX
Calamos Phineus Long/Short Fund	CPLSX	CPCLX	CPLIX
Calamos Merger Arbitrage Fund	CMRAX	CMRCX	CMRGX
Calamos Convertible Fund	CCVIX	CCVCX	CICVX
Calamos Global Convertible Fund	CAGCX	CCGCX	CXGCX
Calamos Timpani Small Cap Growth Fund	CTASX	CTCSX	CTSIX	CTSOX
Calamos Timpani SMID Growth Fund	CTAGX		CTIGX	CTOGX
Calamos Growth Fund	CVGRX	CVGCX	CGRIX
Calamos Growth and Income Fund	CVTRX	CVTCX	CGIIX	CGIOX
Calamos Dividend Growth Fund	CADVX	CCDVX	CIDVX
Calamos Select Fund	CVAAX	CVACX	CVAIX
Calamos International Growth Fund	CIGRX	CIGCX	CIGIX	CIGOX
Calamos Evolving World Growth Fund	CNWGX	CNWDX	CNWIX
Calamos Global Equity Fund	CAGEX	CCGEX	CIGEX	CGEOX
Calamos Global Opportunities Fund	CVLOX	CVLCX	CGCIX
Calamos International Small Cap Growth Fund	CAISX	CCISX	CSGIX	CISOX
Calamos Total Return Bond Fund	CTRAX	CTRCX	CTRIX
Calamos High Income Opportunities Fund	CHYDX	CCHYX	CIHYX
Calamos Short-Term Bond Fund	CSTBX		CSTIX

www.calamos.com

Expense Overview

EXPENSE OVERVIEW

As a shareholder of a mutual fund, you incur two types of costs. You incur:

1) Transaction costs, including sales charges, or loads, on purchase payment and redemption fees.

2) Ongoing costs, including management fees, distribution and/or service (12b-1) fees and other fund expenses.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024. It is intended to help you understand the ongoing costs associated with investing in each mutual fund and to compare these costs with the ongoing costs of investing in other mutual funds.

There are two parts of each Fund's chart:

Actual

In this part of the chart, you'll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in each fund from November 1, 2023 to April 30, 2024, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in Class A shares of the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the Actual Expenses per $1,000 row. In this example, you would multiply 8.6 times the figure.

Hypothetical

In this part of the chart, you'll see the hypothetical expenses you would have paid on a $1,000 investment from November 1, 2023 to April 30, 2024, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the assumed 5% annual rate of return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Expense Example

The actual and hypothetical examples shown assume a $1,000 investment at the beginning of the period, November 1, 2023 and held through April 30, 2024.

	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
CALAMOS MARKET NEUTRAL INCOME FUND
Actual Expenses per $1,000*	$5.33	$9.12	$4.06	$3.56
Actual – Ending Balance	$1,040.80	$1,037.30	$1,041.90	$1,043.10
Hypothetical Expenses per $1,000*	$5.27	$9.02	$4.02	$3.52
Hypothetical – Ending Value	$1,019.64	$1,015.91	$1,020.88	$1,021.38
Annualized expense ratio(1),(2)	1.05%	1.80%	0.80%	0.70%
CALAMOS HEDGED EQUITY FUND
Actual Expenses per $1,000**	$6.11	$10.04	$4.80	$—
Actual – Ending Balance	$1,118.40	$1,114.60	$1,119.90	$—
Hypothetical Expenses per $1,000**	$5.82	$9.57	$4.57	$—
Hypothetical – Ending Value	$1,019.10	$1,015.37	$1,020.34	$—
Annualized expense ratio	1.16%	1.91%	0.91%	—
CALAMOS PHINEUS LONG/SHORT FUND
Actual Expenses per $1,000**	$12.69	$16.66	$11.42	$—
Actual – Ending Balance	$1,144.60	$1,140.60	$1,146.20	$—
Hypothetical Expenses per $1,000**	$11.91	$15.64	$10.72	$—
Hypothetical – Ending Value	$1,013.03	$1,009.30	$1,014.22	$—
Annualized expense ratio(2)	2.38%	3.13%	2.14%	—
CALAMOS MERGER ARBITRAGE FUND
Actual Expenses per $1,000**	$10.63	$14.34	$9.40	$—
Actual – Ending Balance	$998.40	$996.00	$1,000.70	$—
Hypothetical Expenses per $1,000**	$10.72	$14.45	$9.47	$—
Hypothetical – Ending Value	$1,014.22	$1,010.49	$1,015.46	$—
Annualized expense ratio(2),(3)	2.14%	2.89%	1.89%	—
CALAMOS CONVERTIBLE FUND
Actual Expenses per $1,000**	$5.98	$9.90	$4.67	$—
Actual – Ending Balance	$1,109.90	$1,106.00	$1,111.40	$—
Hypothetical Expenses per $1,000**	$5.72	$9.47	$4.47	$—
Hypothetical – Ending Value	$1,019.19	$1,015.47	$1,020.44	$—
Annualized expense ratio	1.14%	1.89%	0.89%	—
CALAMOS GLOBAL CONVERTIBLE FUND
Actual Expenses per $1,000**	$7.09	$11.00	$5.78	$—
Actual – Ending Balance	$1,111.90	$1,107.30	$1,112.50	$—
Hypothetical Expenses per $1,000**	$6.77	$10.52	$5.52	$—
Hypothetical – Ending Value	$1,018.15	$1,014.42	$1,019.39	$—
Annualized expense ratio(3)	1.35%	2.10%	1.10%	—
CALAMOS TIMPANI SMALL CAP GROWTH FUND
Actual Expenses per $1,000*	$7.46	$11.74	$6.03	$5.34
Actual – Ending Balance	$1,308.60	$1,303.80	$1,310.30	$1,311.10
Hypothetical Expenses per $1,000*	$6.52	$10.27	$5.27	$4.67
Hypothetical – Ending Value	$1,018.40	$1,014.67	$1,019.64	$1,020.24
Annualized expense ratio(3)	1.30%	2.05%	1.05%	0.93%

*  Expenses for all Fund Classes A, C, I, and R6, are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

**  Expenses for all Fund Classes A, C, and I are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

(1)  Annualized Expense Ratios for Market Neutral Income Fund are adjusted to reflect fee waiver related to its investment in an affiliated fund.

(2)  Includes 0.18%, 0.74% and 0.64% related to dividend expense on short positions for Market Neutral Income Fund, Phineus Long/Short Fund and Merger Arbitrage Fund, respectively.

(3)  Annualized Expense Ratios for Merger Arbitrage Fund, Global Convertible Fund, and Timpani Small Cap Growth Fund are adjusted to reflect an expense limitation agreement.

www.calamos.com

Expense Example

The actual and hypothetical examples shown assume a $1,000 investment at the beginning of the period, November 1, 2023 and held through April 30, 2024.

	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
CALAMOS TIMPANI SMID GROWTH
Actual Expenses per $1,000***	$7.75	$—	$6.32	$6.14
Actual – Ending Balance	$1,308.00	$—	$1,310.90	$1,309.40
Hypothetical Expenses per $1,000***	$6.77	$—	$5.52	$5.37
Hypothetical – Ending Value	$1,018.15	$—	$1,019.39	$1,019.54
Annualized expense ratio(4)	1.35%	—	1.10%	1.07%
CALAMOS GROWTH FUND
Actual Expenses per $1,000**	$7.25	$11.41	$5.86	$—
Actual – Ending Balance	$1,242.70	$1,237.90	$1,244.20	$—
Hypothetical Expenses per $1,000**	$6.52	$10.27	$5.27	$—
Hypothetical – Ending Value	$1,018.40	$1,014.67	$1,019.64	$—
Annualized expense ratio	1.30%	2.05%	1.05%	—
CALAMOS GROWTH AND INCOME FUND
Actual Expenses per $1,000*	$5.65	$9.66	$4.31	$3.93
Actual – Ending Balance	$1,163.50	$1,159.40	$1,165.20	$1,165.50
Hypothetical Expenses per $1,000*	$5.27	$9.02	$4.02	$3.67
Hypothetical – Ending Value	$1,019.64	$1,015.91	$1,020.88	$1,021.23
Annualized expense ratio	1.05%	1.80%	0.80%	0.73%
CALAMOS DIVIDEND GROWTH FUND
Actual Expenses per $1,000**	$7.39	$11.46	$6.02	$—
Actual – Ending Balance	$1,201.00	$1,195.50	$1,201.60	$—
Hypothetical Expenses per $1,000**	$6.77	$10.52	$5.52	$—
Hypothetical – Ending Value	$1,018.15	$1,014.42	$1,019.39	$—
Annualized expense ratio(4)	1.35%	2.10%	1.10%	—
CALAMOS SELECT FUND
Actual Expenses per $1,000**	$6.35	$10.47	$4.97	$—
Actual – Ending Balance	$1,219.30	$1,215.40	$1,221.30	$—
Hypothetical Expenses per $1,000**	$5.77	$9.52	$4.52	$—
Hypothetical – Ending Value	$1,019.14	$1,015.42	$1,020.39	$—
Annualized expense ratio(4)	1.15%	1.90%	0.90%	—
CALAMOS INTERNATIONAL GROWTH FUND
Actual Expenses per $1,000*	$6.74	$10.93	$5.34	$4.78
Actual – Ending Balance	$1,259.60	$1,255.20	$1,261.20	$1,261.60
Hypothetical Expenses per $1,000*	$6.02	$9.77	$4.77	$4.27
Hypothetical – Ending Value	$1,018.90	$1,015.17	$1,020.14	$1,020.64
Annualized expense ratio(4)	1.20%	1.95%	0.95%	0.85%
CALAMOS EVOLVING WORLD GROWTH FUND
Actual Expenses per $1,000**	$7.08	$11.13	$5.72	$—
Actual – Ending Balance	$1,189.10	$1,184.30	$1,190.80	$—
Hypothetical Expenses per $1,000**	$6.52	$10.27	$5.27	$—
Hypothetical – Ending Value	$1,018.40	$1,014.67	$1,019.64	$—
Annualized expense ratio(4)	1.30%	2.05%	1.05%	—

*  Expenses for all Fund Classes A, C, I, and R6, are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

**  Expenses for all Fund Classes A, C, and I are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

***  Expenses for all Fund Classes A, I, and R6 are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

(4)  Annualized Expense Ratios for Timpani SMID Growth Fund, Dividend Growth Fund, Select Fund, International Growth Fund, Evolving World Growth Fund and Global Equity Fund are adjusted to reflect an expense limitation agreement.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Expense Example

The actual and hypothetical examples shown assume a $1,000 investment at the beginning of the period, November 1, 2023 and held through April 30, 2024.

	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
CALAMOS GLOBAL EQUITY FUND
Actual Expenses per $1,000*	$7.91	$12.20	$6.47	$6.06
Actual – Ending Balance	$1,321.20	$1,315.00	$1,322.00	$1,323.10
Hypothetical Expenses per $1,000*	$6.87	$10.62	$5.62	$5.27
Hypothetical – Ending Value	$1,018.05	$1,014.32	$1,019.29	$1,019.64
Annualized expense ratio(5)	1.37%	2.12%	1.12%	1.05%
CALAMOS GLOBAL OPPORTUNITIES FUND
Actual Expenses per $1,000**	$6.78	$10.92	$5.39	$—
Actual – Ending Balance	$1,234.70	$1,229.30	$1,236.50	$—
Hypothetical Expenses per $1,000**	$6.12	$9.87	$4.87	$—
Hypothetical – Ending Value	$1,018.80	$1,015.07	$1,020.04	$—
Annualized expense ratio(5)	1.22%	1.97%	0.97%	—
CALAMOS INTERNATIONAL SMALL CAP GROWTH FUND
Actual Expenses per $1,000*	$7.58	$11.86	$6.23	$6.11
Actual – Ending Balance	$1,275.90	$1,270.80	$1,276.10	$1,276.10
Hypothetical Expenses per $1,000*	$6.72	$10.52	$5.52	$5.42
Hypothetical – Ending Value	$1,018.20	$1,014.42	$1,019.39	$1,019.49
Annualized expense ratio(5)	1.34%	2.10%	1.10%	1.08%
CALAMOS TOTAL RETURN BOND FUND
Actual Expenses per $1,000**	$4.60	$8.41	$3.32	$—
Actual – Ending Balance	$1,054.10	$1,050.20	$1,054.10	$—
Hypothetical Expenses per $1,000**	$4.52	$8.27	$3.27	$—
Hypothetical – Ending Value	$1,020.39	$1,016.66	$1,021.63	$—
Annualized expense ratio(5)	0.90%	1.65%	0.65%	—
CALAMOS HIGH INCOME OPPORTUNITIES FUND
Actual Expenses per $1,000**	$5.19	$9.06	$3.89	$—
Actual – Ending Balance	$1,085.90	$1,082.60	$1,087.20	$—
Hypothetical Expenses per $1,000**	$5.02	$8.77	$3.77	$—
Hypothetical – Ending Value	$1,019.89	$1,016.16	$1,021.13	$—
Annualized expense ratio(5)	1.00%	1.75%	0.75%	—
CALAMOS SHORT-TERM BOND FUND
Actual Expenses per $1,000****	$3.24	$—	$1.92	$—
Actual – Ending Balance	$1,034.30	$—	$1,035.60	$—
Hypothetical Expenses per $1,000****	$3.22	$—	$1.91	$—
Hypothetical – Ending Value	$1,021.68	$—	$1,022.97	$—
Annualized expense ratio(5)	0.64%	—	0.38%	—

*  Expenses for all Fund Classes A, C, I, and R6, are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

**  Expenses for all Fund Classes A, C, and I are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

****  Expenses for all Fund Classes A and I are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366.

(5)  Annualized Expense Ratios for Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Global Sustainable Equities Fund, Total Return Bond Fund and High Income Opportunities Fund are adjusted to reflect fee waiver.

www.calamos.com

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
ASSETS
Investments in securities, at cost	$11,695,265,323		$505,348,460	$884,315,337	$2,004,447	$793,824,001
Investments in affiliated funds, at cost	350,000,000		—	—	—	—
Investment in securities, at value*	$14,492,499,071		$697,809,019	$1,011,940,492	$1,972,124	$842,480,988
Investments in affiliated funds, at value	329,398,865		—	—	—	—
Cash with custodian	393,819,672		9,133,282	5,870,040	66,579	21,358,499
Foreign currency (cost $31,192,836 and $98)	31,192,836		—	98	—	—
Restricted cash	11,978,723		—	—	—	—
Restricted cash for short positions	2,608,707,198		—	622,593,621	756,927	338
Restricted foreign currency for short positions (cost $127,413,013)	118,100,272		—	—	—	—
Unrealized appreciation on forward foreign currency contracts	304,634		—	—	—	119,064
Receivables:
Investments sold	8,061,173		—	24,166,854	—	4,266,681
Accrued interest and dividends	26,229,894		385,247	618,255	2,468	2,679,476
Fund shares sold	23,596,009		2,214,640	1,911,677	—	1,402,396
Prepaid expenses	398,569		48,486	60,872	8,362	52,035
Deferred offering costs	—		—	—	53,587	—
Other assets	996,898		—	1,489,482	2,430	173,870
Total assets	18,045,283,814		709,590,674	1,668,651,391	2,862,477	872,533,347
LIABILITIES
Due to custodian bank	791,961		—	—	—	—
Due to custodian bank for restricted cash	510,000		—	—	—	—
Due to Investment advisor	—		—	—	8,990	—
Foreign currency overdraft (cost $24,929,115 and $286)	24,898,826		—	286	—	—
Collateral for securities loaned	286,199,425		29,457,698	1,998,709	—	40,054,905
Securities sold short, at value (proceeds $2,467,804,068, $607,087,424, and $601,780)	2,654,250,921		—	612,361,339	665,011	—
Options written, at value (premium $731,575,854, $20,314,508, $14,457,888, and $1,800)	598,836,740		25,336,700	13,028,680	575	—
Unrealized depreciation on total return swaps	120,071		—	—	—	—
Unrealized depreciation on forward foreign currency contracts	156,345		—	—	—	18,667
Payables:
Investments purchased	7,283,114		970,922	2,231,256	—	669,980
Fund shares redeemed	13,591,847		345,684	458,018	—	1,392,962
Affiliates:
Investment Advisory fees	7,658,698		391,806	1,029,486	1,724	505,093
Distribution fees	25,454		962	2,896	7	5,083
Deferred revenue	—		—	—	25,076	—
Deferred compensation to trustees	170,013		—	—	—	173,870
Trustees' fees and officer compensation	95,344		5,435	8,304	1,271	9,003
Other accounts payable and accrued liabilities	4,754,841		112,286	186,837	87,263	208,874
Total liabilities	3,599,343,600		56,621,493	631,305,811	789,917	43,038,437
NET ASSETS	$14,445,940,214		$652,969,181	$1,037,345,580	$2,072,560	$829,494,910
COMPOSITION OF NET ASSETS
Paid in capital	$13,505,137,295		$527,080,619	$913,620,819	$2,139,361	$792,809,972
Accumulated distributable earnings (loss)	940,802,919		125,888,562	123,724,761	(66,801)	36,684,938
NET ASSETS	$14,445,940,214		$652,969,181	$1,037,345,580	$2,072,560	$829,494,910
CLASS A SHARES†
Net assets applicable to shares outstanding	$938,967,577		$28,051,974	$74,805,882	$145,116	$248,184,994
Shares outstanding	64,312,850		1,790,730	4,452,795	15,015	12,500,233
Net asset value and redemption price per share	$14.60		$15.67	$16.80	$9.66	$19.85
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$15.01	#	$16.45	$17.64	$10.14	$20.31	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$230,467,066		$10,459,868	$34,055,687	$96,762	$30,482,499
Shares outstanding	15,711,977		687,699	2,138,186	10,043	1,586,768
Net asset value and redemption price per share	$14.67		$15.21	$15.93	$9.64	$19.21

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
CLASS I SHARES†
Net assets applicable to shares outstanding	$13,174,743,073	$614,457,339	$928,484,011	$1,830,682	$550,827,417
Shares outstanding	914,167,585	39,152,191	54,433,548	189,210	32,531,116
Net asset value and redemption price per share	$14.41	$15.69	$17.06	$9.68	$16.93
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$101,762,498	$—	$—	$—	$—
Shares Outstanding	7,058,593	—	—	—	—
Net asset value and redemption price per share	$14.42	$—	$—	$—	$—
* Includes securities on loan	$381,871,888	$37,879,720	$32,813,958	$—	$56,443,320

#  For Market Neutral Income Fund maximum offering price per share is Net asset value plus 2.75% of offering price. For Convertible Fund maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	GLOBAL CONVERTIBLE FUND		TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
ASSETS
Investments in securities, at cost	$127,737,342		$214,306,311	$16,837,103	$785,624,288	$1,315,826,817
Investment in securities, at value*	$126,066,234		$277,189,110	$21,485,682	$1,384,716,157	$2,465,016,902
Cash with custodian	1,588,423		2,155,663	314,782	23,334,729	157,717,369
Variation margin on open futures contracts	—		—	—	632,815	—
Receivables:
Investments sold	—		1,867,137	245,760	1,200,735	12,252,592
Accrued interest	376,507		11,313	1,031	330,465	3,054,267
Fund shares sold	73,225		631,010	19,893	104,564	2,711,815
Due from Investment advisor	—		8,502	7,692	—	—
Prepaid expenses	31,150		34,423	16,135	61,789	96,218
Other assets	—		—	—	839,163	363,903
Total assets	128,135,539		281,897,158	22,090,975	1,411,220,417	2,641,213,066
LIABILITIES
Due to Investment advisor	898		—	—	—	—
Collateral for securities loaned	4,238,237		—	—	1,921,091	38,876,871
Foreign currency overdraft (cost $54)	—		—	—	—	54
Options written, at value (premium $184,831, $148,767, and $2,506,527)	195,014		—	—	283,800	1,666,625
Payables:
Investments purchased	—		2,938,450	224,208	1,455,792	1,029,199
Fund shares redeemed	15,431		757,758	—	900,835	1,532,352
Affiliates:
Investment advisory fees	88,027		209,238	17,415	1,064,721	1,467,770
Distribution fees	228		588	—	15,615	23,474
Deferred compensation to trustees	—		—	—	842,756	363,903
Trustees' fees and officer compensation	3,431		4,143	2,518	10,144	17,779
Other accounts payable and accrued liabilities	44,355		108,952	21,857	307,992	380,505
Total liabilities	4,585,621		4,019,129	265,998	6,802,746	45,358,532
NET ASSETS	$123,549,918		$277,878,029	$21,824,977	$1,404,417,671	$2,595,854,534
COMPOSITION OF NET ASSETS
Paid in capital	$138,794,412		$327,938,393	$18,880,358	$730,224,793	$1,435,809,748
Accumulated distributable earnings (loss)	(15,244,494)		(50,060,364)	2,944,619	674,192,878	1,160,044,786
NET ASSETS	$123,549,918		$277,878,029	$21,824,977	$1,404,417,671	$2,595,854,534
CLASS A SHARES†
Net assets applicable to shares outstanding	$8,704,334		$24,602,597	$221,164	$1,081,628,312	$1,307,994,708
Shares outstanding	782,346		846,875	18,589	28,006,329	29,635,522
Net asset value and redemption price per share	$11.13		$29.05	$11.90	$38.62	$44.14
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$11.39	#	$30.50	$12.49	$40.55	$46.34
CLASS C SHARES†**
Net assets applicable to shares outstanding	$1,923,771		$4,440,700	$—	$10,150,283	$97,147,820
Shares outstanding	180,985		151,513	—	732,332	2,195,578
Net asset value and redemption price per share	$10.63		$29.31	$—	$13.86	$44.25
CLASS I SHARES†
Net assets applicable to shares outstanding	$112,921,813		$216,345,212	$21,174,290	$312,639,076	$1,158,280,998
Shares outstanding	10,104,648		7,174,910	1,755,883	5,221,422	27,659,111
Net asset value and redemption price per share	$11.18		$30.15	$12.06	$59.88	$41.88
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—		$32,489,520	$429,523	$—	$32,431,008
Shares Outstanding	—		1,072,290	35,598	—	774,025
Net asset value and redemption price per share	$—		$30.30	$12.07	$—	$41.90
* Includes securities on loan	$5,643,521		$—	$—	$55,458,352	$112,515,978

#  For Global Convertible Fund, maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
ASSETS
Investments in securities, at cost	$9,954,092	$31,216,564	$171,282,220	$276,118,234	$77,832,030
Investment in securities, at value*	$18,430,473	$49,722,340	$232,692,586	$371,589,991	$124,061,065
Cash with custodian	623,693	1,347,109	—	—	425,345
Restricted cash	—	—	260,000	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	138,146	—
Receivables:
Investments sold	138,855	—	8,532,942	3,222,122	1,078,400
Accrued dividends	8,273	13,085	514,671	112,214	105,966
Fund shares sold	24,490	4,883	24,521	298,016	310,770
Due from Investment advisor	10,098	16,579	38,119	100,666	7,793
Prepaid expenses	16,642	28,618	42,601	29,961	36,517
Other assets	—	90,349	56,868	16,758	29,169
Total assets	19,252,524	51,222,963	242,162,308	375,507,874	126,055,025
LIABILITIES
Due to custodian bank	—	—	460,093	1,924,933	—
Due to custodian bank for restricted cash	—	—	—	7,586	—
Collateral for securities loaned	167,603	—	8,359,046	762,792	5,271,615
Foreign currency overdraft (cost $4,423 and $1)	—	—	—	4,393	1
Unrealized depreciation on forward foreign currency contracts	—	—	377,091	—	—
Payables:
Investments purchased	58,161	—	669,267	—	447,551
Fund shares redeemed	—	1,929	146,193	245,833	916
Affiliates:
Investment advisory fees	15,816	42,332	170,202	333,880	88,236
Distribution fees	237	194	769	747	400
Deferred compensation to trustees	—	90,349	56,868	16,758	29,169
Trustees' fees and officer compensation	2,558	2,716	3,625	4,900	3,724
Other accounts payable and accrued liabilities	20,902	25,547	1,556,551	6,411,187	383,161
Total liabilities	265,277	163,067	11,799,705	9,713,009	6,224,773
NET ASSETS	$18,987,247	$51,059,896	$230,362,603	$365,794,865	$119,830,252
COMPOSITION OF NET ASSETS
Paid in capital	$10,253,285	$30,586,806	$183,081,061	$409,914,158	$69,255,455
Accumulated distributable earnings (loss)	8,733,962	20,473,090	47,281,542	(44,119,293)	50,574,797
NET ASSETS	$18,987,247	$51,059,896	$230,362,603	$365,794,865	$119,830,252
CLASS A SHARES†
Net assets applicable to shares outstanding	$6,467,000	$13,407,625	$49,478,816	$40,372,638	$25,864,684
Shares outstanding	387,315	682,874	2,416,882	2,289,827	1,620,022
Net asset value and redemption price per share	$16.70	$19.63	$20.47	$17.63	$15.97
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$17.53	$20.61	$21.49	$18.51	$16.77
CLASS C SHARES†**
Net assets applicable to shares outstanding	$2,669,200	$140,257	$1,476,701	$3,391,670	$770,098
Shares outstanding	169,627	8,748	87,467	209,431	60,652
Net asset value and redemption price per share	$15.74	$16.03	$16.88	$16.20	$12.70
CLASS I SHARES†
Net assets applicable to shares outstanding	$9,851,047	$37,512,014	$172,916,158	$322,030,557	$93,127,462
Shares outstanding	587,230	1,830,543	8,081,113	18,091,405	5,527,099
Net asset value and redemption price per share	$16.78	$20.49	$21.40	$17.80	$16.85
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—	$—	$6,490,928	$—	$68,008
Shares Outstanding	—	—	299,870	—	4,033
Net asset value and redemption price per share	$—	$—	$21.65	$—	$16.86
* Includes securities on loan	$684,704	$1,195,315	$14,881,890	$1,930,219	$5,934,290

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND		HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
ASSETS
Investments in securities, at cost	$155,530,900	$3,080,673	$47,594,363		$39,872,092		$375,310,812
Investment in securities, at value*	$229,932,652	$3,762,327	$43,239,412		$37,208,252		$369,363,686
Cash with custodian	10,406,824	—	790,575		793,823		4,461,674
Restricted cash for futures	—	—	30,800		—		857,247
Foreign currency (cost $78,631)	—	78,187	—		—		—
Receivables:
Investments sold	—	27,177	28,826		22,946		305,611
Accrued interest and dividends	647,862	8,124	420,503		503,148		2,778,057
Fund shares sold	2,395,775	—	12,768		134,756		32,870
Due from Investment advisor	40,129	12,843	7,477		9,890		—
Prepaid expenses	27,998	41,595	13,528		23,652		20,181
Other assets	136,857	—	32,823		99,564		—
Total assets	243,588,097	3,930,253	44,576,712		38,796,031		377,819,326
LIABILITIES
Due to custodian bank	—	58,280	—		—		—
Collateral for securities loaned	2,676,099	—	675,600		1,658,493		11,639,293
Variation margin on open futures contracts	—	—	620		—		480,073
Payables:
Investments purchased	—	28,672	124,686		1,660,563		3,090,688
Fund shares redeemed	71,857	—	166,125		156,657		39,598
Dividends payable	—	—	13,968		8,182		1,258,722
Affiliates:
Investment advisory fees	195,274	2,976	16,235		17,300		88,997
Distribution fees	1,785	—	163		383		48
Deferred compensation to trustees	136,857	—	32,823		99,564		—
Trustees' fees and officer compensation	3,663	1,892	2,687		2,702		4,699
Other accounts payable and accrued liabilities	210,691	10,057	28,187		41,558		56,055
Total liabilities	3,296,226	101,877	1,061,094		3,645,402		16,658,173
NET ASSETS	$240,291,871	$3,828,376	$43,515,618		$35,150,629		$361,161,153
COMPOSITION OF NET ASSETS
Paid in capital	$174,669,967	$3,678,666	$50,110,412		$50,331,310		$383,464,965
Accumulated distributable earnings (loss)	65,621,904	149,710	(6,594,794)		(15,180,681)		(22,303,812)
NET ASSETS	$240,291,871	$3,828,376	$43,515,618		$35,150,629		$361,161,153
CLASS A SHARES†
Net assets applicable to shares outstanding	$92,021,084	$99,060	$11,137,381		$26,318,269		$3,533,166
Shares outstanding	7,807,575	10,295	1,285,656		3,471,088		376,433
Net asset value and redemption price per share	$11.79	$9.62	$8.66		$7.58		$9.39
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$12.38	$10.10	$8.86	#	$7.75	#	$9.61	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$9,354,016	$9,523	$210,387		$394,148		$—
Shares outstanding	946,424	1,005	24,299		48,358		—
Net asset value and redemption price per share	$9.88	$9.48	$8.66		$8.15		$—
CLASS I SHARES†
Net assets applicable to shares outstanding	$138,916,771	$3,710,063	$32,167,850		$8,438,212		$357,627,987
Shares outstanding	11,303,822	384,043	3,712,177		1,112,614		38,136,062
Net asset value and redemption price per share	$12.29	$9.66	$8.67		$7.58		$9.38
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—	$9,730	$—		$—		$—
Shares Outstanding	—	1,007	—		—		—
Net asset value and redemption price per share	$—	$9.66	$—		$—		$—
* Includes securities on loan	$5,942,120	$—	$704,862		$2,143,945		$19,728,120

#  For Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months Ended April 30, 2024 (Unaudited)(a)

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
INVESTMENT INCOME
Interest	$45,126,895	$82,803	$1,930,829	$3,453	$5,290,182
Interest on short sales	64,651,125	—	14,732,838	12,946	334
(Amortization)/accretion of investment securities	(35,108,285)	—	—	6,139	(3,445,270)
Net interest	74,669,735	82,803	16,663,667	22,538	1,845,246
Dividends	65,233,091	4,756,076	6,615,015	10,456	1,059,915
Dividends from affiliated funds	8,408,879	—	—	—	—
Dividend taxes withheld	(34,826)	(1,737)	(80,777)	(35)	—
Securities lending income, net of rebates received or paid to borrowers	155,440	3,500	41,217	—	33,769
Total investment income	148,432,319	4,840,642	23,239,122	32,959	2,938,930
EXPENSES
Investment advisory fees	46,132,336	2,264,857	6,028,215	10,682	3,130,893
Distribution fees
Class A	1,205,574	33,609	88,282	171	317,599
Class C	1,212,857	49,079	166,792	495	159,681
Dividend or interest expense on short positions	12,350,560	—	3,666,102	6,814	—
Transfer agent fees	6,334,716	310,690	484,805	3,054	447,029
Fund administration fees	421,308	17,124	29,120	728	27,075
Accounting fees	384,011	24,033	31,529	8,059	27,981
Printing and mailing fees	356,149	19,561	31,053	3,195	30,885
Tax fees	313,402	12,148	16,229	582	18,685
Trustees' fees and officer compensation	301,849	18,808	26,722	6,228	24,610
Legal fees	257,484	15,060	21,142	6,734	25,276
Audit fees	182,744	11,713	16,187	5,518	14,919
Custodian fees	143,908	7,342	86,481	3,097	7,913
Registration fees	103,310	36,184	40,266	3,271	33,998
Offering costs	—	—	—	64,792	—
Other	302,926	20,146	33,837	2,512	22,663
Total expenses	70,003,134	2,840,354	10,766,762	125,932	4,289,207
Less expense reductions	(493,879)	—	—	(105,099)	—
Net expenses	69,509,255	2,840,354	10,766,762	20,833	4,289,207
NET INVESTMENT INCOME (LOSS)	78,923,064	2,000,288	12,472,360	12,126	(1,350,277)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	316,948,486	14,689,192	122,548,630	29,594	6,157,129
Purchased options	(146,320,478)	(15,521,433)	(35,336,574)	(2,876)	1,694,232
Foreign currency transactions	(328,889)	—	22,444	118	(27,049)
Forward foreign currency contracts	(85,604)	—	—	—	441,118
Written options	(855,391,847)	(9,637,375)	10,774,663	2,267	—
Short positions	(98,552,694)	—	(63,268,939)	(5,059)	—
Total return swaps	(5,770,192)	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	1,619,373,630	93,479,528	121,305,097	37,456	84,062,851
Affiliated funds	3,160,543	—	—	—	—
Purchased options	(81,902,506)	(6,969,329)	2,574,282	(101)	419,880
Foreign currency translations	446,291	—	208	1	—
Forward foreign currency contracts	219,009	—	—	—	29,645
Written options	14,103,266	(10,895,075)	187,005	1,225	—
Short positions	(262,932,763)	—	(38,449,716)	(76,684)	—
Total return swaps	(348,931)	—	—	—	—
NET GAIN (LOSS)	502,617,321	65,145,508	120,357,100	(14,059)	92,777,806
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$581,540,385	$67,145,796	$132,829,460	$(1,933)	$91,427,529
See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months Ended April 30, 2024 (Unaudited)

	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
INVESTMENT INCOME
Interest	$705,141	$31,501	$2,800	$599,687	$7,612,143
Interest on short sales	—	—	—	49,334	—
(Amortization)/accretion of investment securities	(554,054)	—	—	—	(5,163,808)
Net interest	151,087	31,501	2,800	649,021	2,448,335
Dividends	81,821	330,516	19,983	3,664,557	13,523,898
Dividend taxes withheld	—	—	—	(33,444)	—
Securities lending income, net of rebates received or paid to borrowers	21,591	—	—	28,661	97,026
Total investment income	254,499	362,017	22,783	4,308,795	16,069,259
EXPENSES
Investment advisory fees	524,270	1,184,094	93,985	6,251,826	8,607,849
Distribution fees
Class A	11,215	27,702	357	1,328,172	1,619,733
Class C	11,364	21,192	—	52,313	456,195
Transfer agent fees	72,893	162,028	6,916	635,291	1,037,791
Fund administration fees	3,839	8,247	528	37,861	70,873
Accounting fees	11,276	15,506	6,592	40,870	68,948
Printing and mailing fees	6,542	13,880	3,579	61,703	63,448
Tax fees	2,624	5,783	346	25,295	46,707
Trustees' fees and officer compensation	9,152	12,222	6,982	32,512	55,935
Legal fees	8,938	11,371	6,130	26,133	52,622
Audit fees	5,967	7,446	4,641	19,993	33,857
Custodian fees	3,133	8,873	4,289	16,799	19,453
Registration fees	23,639	34,608	22,465	27,666	45,275
Other	8,070	8,785	4,595	25,491	53,352
Total expenses	702,922	1,521,737	161,405	8,581,925	12,232,038
Less expense reductions	(1,876)	(108,865)	(52,279)	—	—
Net expenses	701,046	1,412,872	109,126	8,581,925	12,232,038
NET INVESTMENT INCOME (LOSS)	(446,547)	(1,050,855)	(86,343)	(4,273,130)	3,837,221
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	565,993	32,110,908	2,064,270	102,706,366	56,748,692
Purchased options	(416,173)	—	—	(9,364,190)	(6,424,629)
Foreign currency transactions	840	—	—	—	(3,835)
Written options	139,955	—	—	2,155,550	660,303
Futures contracts	—	—	—	334,345	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	13,635,161	37,624,428	2,977,558	195,439,766	317,137,983
Purchased options	(409,092)	—	—	242,756	(1,680,790)
Foreign currency translations	2,694	—	—	221	30
Written options	(91,918)	—	—	(132,011)	839,902
Futures contracts	—	—	—	171,075	—
NET GAIN (LOSS)	13,427,460	69,735,336	5,041,828	291,553,878	367,277,656
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,980,913	$68,684,481	$4,955,485	$287,280,748	$371,114,877

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months Ended April 30, 2024 (Unaudited)

	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
INVESTMENT INCOME
Interest	$4,253	$34,176	$38,196	$237,903		$51,922
(Amortization)/accretion of investment securities	—	—	—	(516,069)		—
Net interest	4,253	34,176	38,196	(278,166)		51,922
Dividends	119,575	240,612	1,245,697	2,564,268		492,924
Dividend taxes withheld	—	—	(185,834)	(398,942)		(43,304)
Securities lending income, net of rebates received or paid to borrowers	376	325	11,697	12,834		4,523
Total investment income	124,204	275,113	1,109,756	1,899,994		506,065
EXPENSES
Investment advisory fees	88,723	247,163	1,121,060	2,032,899		518,563
Performance fees	—	—	(170,901)	—		(59,515)
Distribution fees
Class A	7,636	16,357	59,758	49,559		30,017
Class C	13,127	688	7,363	18,778		3,592
Transfer agent fees	11,455	15,235	121,823	262,706		31,842
Fund administration fees	546	1,358	5,959	11,881		2,800
Accounting fees	8,037	8,020	14,074	16,255		11,008
Printing and mailing fees	3,891	4,584	9,307	24,427		4,967
Tax fees	330	888	13,530	22,804		11,564
Trustees' fees and officer compensation	6,953	7,527	10,754	14,825		8,542
Legal fees	6,135	6,583	29,254	14,970		7,990
Audit fees	4,631	4,990	6,921	8,855		5,617
Custodian fees	3,062	619	39,264	186,824		10,011
Registration fees	21,718	22,156	29,290	33,190		28,445
Other	4,595	4,947	9,384	13,277		6,029
Total expenses	180,839	341,115	1,306,840	2,711,250		621,472
Less expense reductions	(62,480)	(101,624)	(182,955)	(703,899)		(7,914)
Net expenses	118,359	239,491	1,123,885	2,007,351		613,558
NET INVESTMENT INCOME (LOSS)	5,845	35,622	(14,129)	(107,357)		(107,493)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	310,490	2,068,925	9,344,740 (a)	(7,748,780	)(a)	6,443,258 (a)
Purchased options	(2,584)	—	(1,393,906)	(8,213,965)		(1,000,058)
Foreign currency transactions	—	—	(261,510)	(314,804)		(21,308)
Forward foreign currency contracts	—	—	(154,010)	(42,401)		—
Written options	421	—	—	108,559		61,601
Change in net unrealized appreciation/(depreciation) on:
Investments	2,730,083	7,363,460	41,960,631 (b)	76,744,196	(b)	22,600,233 (b)
Purchased options	—	—	397,960	4,298,242		6,763
Foreign currency translations	—	—	1,822	(7,430)		(99)
Forward foreign currency contracts	—	—	(336,193)	(70,546)		—
NET GAIN (LOSS)	3,038,410	9,432,385	49,559,534	64,753,071		28,090,390
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,044,255	$9,468,007	$49,545,405	$64,645,714		$27,982,897

(a)  Net of foreign capital gains tax of $102,443, $1,059,538, and $24,380 respectively.

(b)  Net of change of $(1,229,318), $(4,204,400), and $(286,299), respectively in deferred capital gains tax.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months Ended April 30, 2024 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
INVESTMENT INCOME
Interest	$934,177	$1,064	$898,958	$1,173,306	$7,467,876
(Amortization)/accretion of investment securities	(890,703)	—	(7,067)	61,565	275,193
Net interest	43,474	1,064	891,891	1,234,871	7,743,069
Dividends	924,390	14,207	—	20,312	—
Dividend taxes withheld	(69,216)	(1,457)	—	—	—
Securities lending income, net of rebates received or paid to borrowers	8,009	—	4,713	10,617	17,502
Total investment income	906,657	13,814	896,604	1,265,800	7,760,571
EXPENSES
Investment advisory fees	1,109,539	15,093	91,807	105,340	541,427
Distribution fees
Class A	112,674	38	14,810	32,827	4,410
Class C	43,452	45	1,594	2,159	—
Transfer agent fees	112,680	3,818	19,423	19,192	29,547
Fund administration fees	6,229	73	977	1,035	11,020
Accounting fees	12,684	4,149	11,094	16,296	22,820
Printing and mailing fees	11,841	3,047	4,761	4,982	4,385
Tax fees	13,704	4,470	1,387	740	7,112
Trustees' fees and officer compensation	10,967	7,025	7,243	7,292	14,221
Legal fees	29,358	6,140	6,500	6,608	14,033
Audit fees	6,942	4,460	4,859	4,855	8,876
Custodian fees	14,518	8,597	1,148	1,808	4,245
Registration fees	24,493	28,810	22,625	22,406	17,396
Other	8,371	4,554	8,224	15,274	19,698
Total expenses	1,517,452	90,319	196,452	240,814	699,190
Less expense reductions	(285,073)	(72,762)	(47,438)	(74,154)	—
Net expenses	1,232,379	17,557	149,014	166,660	699,190
NET INVESTMENT INCOME (LOSS)	(325,722)	(3,743)	747,590	1,099,140	7,061,381
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	9,782,128 (a)	125,675	(263,458)	(437,219)	(1,429,545)
Purchased options	(2,070,212)	(11,953)	—	—	—
Foreign currency transactions	6,725	(1,504)	—	—	—
Forward foreign currency contracts	—	231	—	—	—
Written options	165,649	—	—	—	—
Futures contracts	—	—	(10,118)	—	(178,138)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	37,438,321 (b)	579,958	836,207	2,248,406	6,882,457
Purchased options	693,951	(1,252)	—	—	—
Foreign currency translations	(1,557)	(681)	—	—	—
Futures contracts	—	—	(2,579)	—	66,931
NET GAIN (LOSS)	46,015,005	690,474	560,052	1,811,187	5,341,705
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,689,283	$686,731	$1,307,642	$2,910,327	$12,403,086

(a)  Net of foreign capital gains tax of $30,647.

(b)  Net of change of $(97,095) in deferred capital gains tax.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$78,923,064	$40,375,378	$2,000,288	$4,394,317	$12,472,360	$13,173,074
Net realized gain (loss)	(789,501,218)	692,476,533	(10,469,616)	14,531,487	34,740,224	(11,277,824)
Change in unrealized appreciation/(depreciation)	1,292,118,539	421,007,207	75,615,124	25,605,802	85,616,876	14,298,404
Net increase (decrease) in net assets resulting from operations	581,540,385	1,153,859,118	67,145,796	44,531,606	132,829,460	16,193,654
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(46,646,843)	(15,497,256)	(91,788)	(195,091)	(1,127,444)	—
Class C	(10,989,928)	(2,020,518)	(16,785)	(22,845)	(317,398)	—
Class I	(629,015,862)	(222,576,278)	(2,469,867)	(4,621,754)	(16,078,836)	(229,407)
Class R6	(4,431,146)	(814,421)	—	—	—	—
Total distributions	(691,083,779)	(240,908,473)	(2,578,440)	(4,839,690)	(17,523,678)	(229,407)
CAPITAL SHARE TRANSACTIONS	620,996,886	(3,042,937,950)	27,521,252	(67,675,834)	(13,856,481)	135,307,620
TOTAL INCREASE (DECREASE) IN NET ASSETS	511,453,492	(2,129,987,305)	92,088,608	(27,983,918)	101,449,301	151,271,867
NET ASSETS
Beginning of period	$13,934,486,722	$16,064,474,027	$560,880,573	$588,864,491	$935,896,279	$784,624,412
End of period	$14,445,940,214	$13,934,486,722	$652,969,181	$560,880,573	$1,037,345,580	$935,896,279

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023(a)	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$12,126	$1,494	$(1,350,277)	$(2,837,135)	$(446,547)	$(1,620,030)
Net realized gain (loss)	24,044	2,908	8,265,430	24,280,554	290,615	(5,794,012)
Change in unrealized appreciation/(depreciation)	(38,103)	(56,226)	84,512,376	(27,235,822)	13,136,845	13,327,423
Net increase (decrease) in net assets resulting from operations	(1,933)	(51,824)	91,427,529	(5,792,403)	12,980,913	5,913,381
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(864)	—	(4,142,333)	(2,369,927)	—	(25,216)
Class C	(440)	—	(457,686)	(135,629)	—	—
Class I	(11,740)	—	(11,732,135)	(8,355,601)	—	(474,967)
Class R6	—	—	—	—	—	—
Total distributions	(13,044)	—	(16,332,154)	(10,861,157)	—	(500,183)
CAPITAL SHARE TRANSACTIONS	28,893	2,110,468	(80,795,761)	(164,628,325)	(9,819,425)	(16,914,443)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,916	2,058,644	(5,700,386)	(181,281,885)	3,161,488	(11,501,245)
NET ASSETS
Beginning of period	$2,058,644	$—	$835,195,296	$1,016,477,181	$120,388,430	$131,889,675
End of period	$2,072,560	$2,058,644	$829,494,910	$835,195,296	$123,549,918	$120,388,430

(a)  Calamos Merger Arbitrage Fund commenced operations on September 29, 2023.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(1,050,855)	$(2,430,769)	$(86,343)	$(141,277)	$(4,273,130)	$(4,616,398)
Net realized gain (loss)	32,110,908	(15,959,746)	2,064,270	(1,063,992)	95,832,071	58,089,443
Change in unrealized appreciation/(depreciation)	37,624,428	(28,976,215)	2,977,558	(604,298)	195,721,807	113,924,834
Net increase (decrease) in net assets resulting from operations	68,684,481	(47,366,730)	4,955,485	(1,809,567)	287,280,748	167,397,879
DISTRIBUTIONS TO SHAREHOLDERS
Class A	—	—	—	—	(44,789,166)	—
Class C	—	—	—	—	(1,169,236)	—
Class I	—	—	—	—	(8,400,902)	—
Class R6	—	—	—	—	—	—
Total distributions	—	—	—	—	(54,359,304)	—
CAPITAL SHARE TRANSACTIONS	(29,067,177)	(56,927,569)	713,803	806,907	(26,186,026)	(128,729,370)
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,617,304	(104,294,299)	5,669,288	(1,002,660)	206,735,418	38,668,509
NET ASSETS
Beginning of period	$238,260,725	$342,555,024	$16,155,689	$17,158,349	$1,197,682,253	$1,159,013,744
End of period	$277,878,029	$238,260,725	$21,824,977	$16,155,689	$1,404,417,671	$1,197,682,253

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$3,837,221	$13,001,357	$5,845	$54,612	$35,622	$148,202
Net realized gain (loss)	50,980,531	96,697,010	308,327	926,669	2,068,925	1,968,869
Change in unrealized appreciation/(depreciation)	316,297,125	44,937,566	2,730,083	279,558	7,363,460	1,474,054
Net increase (decrease) in net assets resulting from operations	371,114,877	154,635,933	3,044,255	1,260,839	9,468,007	3,591,125
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(48,687,751)	(45,490,533)	(249,190)	(20,668)	(520,261)	(301,604)
Class C	(3,121,424)	(2,715,457)	(109,241)	(4,734)	(6,362)	(4,429)
Class I	(45,047,724)	(40,538,603)	(358,151)	(41,829)	(1,384,807)	(747,170)
Class R6	(1,282,480)	(774,460)	—	—	—	—
Total distributions	(98,139,379)	(89,519,053)	(716,582)	(67,231)	(1,911,430)	(1,053,203)
CAPITAL SHARE TRANSACTIONS	53,768,333	(74,053,714)	1,427,891	(3,540,025)	187,185	(1,679,203)
TOTAL INCREASE (DECREASE) IN NET ASSETS	326,743,831	(8,936,834)	3,755,564	(2,346,417)	7,743,762	858,719
NET ASSETS
Beginning of period	$2,269,110,703	$2,278,047,537	$15,231,683	$17,578,100	$43,316,134	$42,457,415
End of period	$2,595,854,534	$2,269,110,703	$18,987,247	$15,231,683	$51,059,896	$43,316,134

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(14,129)	$962,484	$(107,357)	$1,337,925	$(107,493)	$165,369
Net realized gain (loss)	7,535,314	(5,526,414)	(16,211,391)	(27,545,373)	5,483,493	(241,991)
Change in unrealized appreciation/(depreciation)	42,024,220	15,599,473	80,964,462	36,235,155	22,606,897	6,428,619
Net increase (decrease) in net assets resulting from operations	49,545,405	11,035,543	64,645,714	10,027,707	27,982,897	6,351,997
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(19,035)	—	(117,314)	(273,392)	—	(892,677)
Class C	—	—	—	—	—	(36,318)
Class I	(472,228)	—	(1,785,078)	(3,280,771)	(71,037)	(2,193,473)
Class R6	(21,914)	—	—	—	(193)	(477)
Total distributions	(513,177)	—	(1,902,392)	(3,554,163)	(71,230)	(3,122,945)
CAPITAL SHARE TRANSACTIONS	(8,250,938)	4,712,379	(58,330,641)	(3,991,771)	4,571,332	10,701,040
TOTAL INCREASE (DECREASE) IN NET ASSETS	40,781,290	15,747,922	4,412,681	2,481,773	32,482,999	13,930,092
NET ASSETS
Beginning of period	$189,581,313	$173,833,391	$361,382,184	$358,900,411	$87,347,253	$73,417,161
End of period	$230,362,603	$189,581,313	$365,794,865	$361,382,184	$119,830,252	$87,347,253

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(325,722)	$125,988	$(3,743)	$3,820	$747,590	$1,171,064
Net realized gain (loss)	7,884,290	(4,398,037)	112,449	(352,518)	(273,576)	(1,142,910)
Change in unrealized appreciation/(depreciation)	38,130,715	15,913,561	578,025	298,871	833,628	204,471
Net increase (decrease) in net assets resulting from operations	45,689,283	11,641,512	686,731	(49,827)	1,307,642	232,625
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(269,370)	(328,166)	—	(77)	(237,512)	(492,871)
Class C	(13,157)	(6,784)	—	(182)	(5,274)	(12,234)
Class I	(488,994)	(565,211)	—	(14,635)	(611,881)	(755,052)
Class R6	—	—	—	(56)	—	—
Total distributions	(771,521)	(900,161)	—	(14,950)	(854,667)	(1,260,157)
CAPITAL SHARE TRANSACTIONS	(961,443)	(26,126,629)	779,623	658,512	11,739,092	(1,481,529)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,956,319	(15,385,278)	1,466,354	593,735	12,192,067	(2,509,061)
NET ASSETS
Beginning of period	$196,335,552	$211,720,830	$2,362,022	$1,768,287	$31,323,551	$33,832,612
End of period	$240,291,871	$196,335,552	$3,828,376	$2,362,022	$43,515,618	$31,323,551

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$1,099,140	$2,173,903	$7,061,381	$11,692,368
Net realized gain (loss)	(437,219)	(857,251)	(1,607,683)	(3,915,440)
Change in unrealized appreciation/(depreciation)	2,248,406	500,890	6,949,388	6,757,549
Net increase (decrease) in net assets resulting from operations	2,910,327	1,817,542	12,403,086	14,534,477
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(893,396)	(1,629,693)	(85,646)	(124,683)
Class C	(12,051)	(25,964)	—	—
Class I	(289,691)	(529,918)	(9,127,091)	(13,801,746)
Class R6	—	—	—	—
Total distributions	(1,195,138)	(2,185,575)	(9,212,737)	(13,926,429)
CAPITAL SHARE TRANSACTIONS	(41,578)	(2,550,728)	338,363	(2,011,700)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,673,611	(2,918,761)	3,528,712	(1,403,652)
NET ASSETS
Beginning of period	$33,477,018	$36,395,779	$357,632,441	$359,036,093
End of period	$35,150,629	$33,477,018	$361,161,153	$357,632,441

See accompanying Notes to Financial Statements

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.72		$13.84		$14.63		$13.77		$13.47		$13.52
Income from investment operations:
Net investment income (loss)(a)	0.07		0.01		(0.04)		(0.45)		0.19		0.27
Net realized and unrealized gain (loss)	0.52		1.07		(0.72)		1.37		0.24		0.28
Total from investment operations	0.59		1.08		(0.76)		0.92		0.43		0.55
Distributions:
Dividends from net investment income	(0.20)		(0.20)		(0.03)		(0.06)		(0.13)		(0.19)
Dividends from net realized gains	(0.51)		—		—		—		—		(0.41)
Total distributions**	(0.71)		(0.20)		(0.03)		(0.06)		(0.13)		(0.60)
Net asset value, end of period	$14.60		$14.72		$13.84		$14.63		$13.77		$13.47
Ratios and supplemental data:
Total return(b)	4.08%		7.76%		(5.22%)		6.67%		3.27%		4.32%
Net assets, end of period (000)	$938,968		$1,009,976		$1,244,117		$1,334,984		$817,405		$744,356
Ratio of net expenses to average net assets	1.20	%(c)(i)	1.20	%(d)	1.16	%(e)	1.14	%(f)	1.20	%(g)	1.24	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	1.21	%(i)	1.21%		1.17%		1.14%		1.21%		1.24%
Ratio of net investment income (loss) to average net assets	0.91	%(i)	0.06%		(1.12%)		(3.15%)		1.43%		2.04%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Portfolio turnover rate(j)	15%		28%		41%		49%		77%		74%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.02% for the period ended April 30, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.01% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.05% for the year ended October 31, 2020.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.06% for the year ended October 31, 2019.

(i)  Annualized.

(j)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.79		$13.92		$14.80		$13.98		$13.70		$13.73
Income from investment operations:
Net investment income (loss)(a)	0.01		(0.10)		(0.27)		(0.57)		0.10		0.18
Net realized and unrealized gain (loss)	0.53		1.07		(0.61)		1.39		0.24		0.28
Total from investment operations	0.54		0.97		(0.88)		0.82		0.34		0.46
Distributions:
Dividends from net investment income	(0.15)		(0.10)		—		(0.00	)*	(0.06)		(0.08)
Dividends from net realized gains	(0.51)		—		—		—		—		(0.41)
Total distributions**	(0.66)		(0.10)		—		(0.00	)*	(0.06)		(0.49)
Net asset value, end of period	$14.67		$14.79		$13.92		$14.80		$13.98		$13.70
Ratios and supplemental data:
Total return(b)	3.73%		6.93%		(5.95%)		5.88%		2.46%		3.56%
Net assets, end of period (000)	$230,467		$254,478		$306,312		$322,432		$252,490		$261,352
Ratio of net expenses to average net assets	1.95	%(c)(i)	1.95	%(d)	1.91	%(e)	1.89	%(f)	1.95	%(g)	1.98	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	1.96	%(i)	1.96%		1.92%		1.89%		1.96%		1.99%
Ratio of net investment income (loss) to average net assets	0.16	%(i)	(0.69%)		(1.87%)		(3.92%)		0.70%		1.31%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the period ended April 30, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.77% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.76% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.80% for the year ended October 31, 2020.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.80% for the year ended October 31, 2019.

(i)  Annualized.

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.54		$13.68		$14.45		$13.60		$13.30		$13.36
Income from investment operations:
Net investment income (loss)(a)	0.08		0.04		(0.12)		(0.41)		0.22		0.30
Net realized and unrealized gain (loss)	0.52		1.06		(0.59)		1.35		0.24		0.28
Total from investment operations	0.60		1.10		(0.71)		0.94		0.46		0.58
Distributions:
Dividends from net investment income	(0.22)		(0.24)		(0.06)		(0.09)		(0.16)		(0.23)
Dividends from net realized gains	(0.51)		—		—		—		—		(0.41)
Total distributions**	(0.73)		(0.24)		(0.06)		(0.09)		(0.16)		(0.64)
Net asset value, end of period	$14.41		$14.54		$13.68		$14.45		$13.60		$13.30
Ratios and supplemental data:
Total return(b)	4.19%		8.07%		(5.01%)		6.92%		3.51%		4.62%
Net assets, end of period (000)	$13,174,743		$12,620,874		$14,470,090		$14,780,637		$9,207,961		$7,709,445
Ratio of net expenses to average net assets	0.95	%(c)(i)	0.95	%(d)	0.91	%(e)	0.89	%(f)	0.95	%(g)	0.99	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	0.96	%(i)	0.95%		0.92%		0.89%		0.96%		0.99%
Ratio of net investment income (loss) to average net assets	1.15	%(i)	0.31%		(0.87%)		(2.90%)		1.66%		2.28%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the period ended April 30, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.77% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.76% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.80% for the year ended October 31, 2020.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.81% for the year ended October 31, 2019.

(i)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,						June 23, 2020• through October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.54		$13.68		$14.46		$13.61		$13.35
Income from investment operations:
Net investment income (loss)(a)	0.09		0.06		(0.11)		(0.38)		0.05
Net realized and unrealized gain (loss)	0.52		1.05		(0.60)		1.33		0.21
Total from investment operations	0.61		1.11		(0.71)		0.95		0.26
Distributions:
Dividends from net investment income	(0.22)		(0.25)		(0.07)		(0.10)		—
Dividends from net realized gains	(0.51)		—		—		—		—
Total distributions**	(0.73)		(0.25)		(0.07)		(0.10)		—
Net asset value, end of period	$14.42		$14.54		$13.68		$14.46		$13.61
Ratios and supplemental data:
Total return(b)	4.31%		8.08%		(4.94%)		6.99%		1.95%
Net assets, end of period (000)	$101,762		$49,159		$43,956		$8,846		$10
Ratio of net expenses to average net assets	0.86	%(c)(h)	0.86	%(d)	0.86	%(e)	0.82	%(f)	0.77	%(g)(h)
Ratio of gross expenses to average net assets prior to expense reductions	0.87	%(h)	0.87%		0.87%		0.83%		0.77	%(h)
Ratio of net investment income (loss) to average net assets	1.27	%(h)	0.40%		(0.82%)		(2.64%)		1.06	%(h)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the period ended April 30, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.66% for the year ended October 31, 2020.

(h)  Annualized.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.05		$13.08	$14.66	$12.35	$11.88	$11.44
Income from investment operations:
Net investment income (loss)(a)	0.03		0.08	0.06	0.06	0.10	0.10
Net realized and unrealized gain (loss)	1.64		0.98	(1.60)	2.32	0.47	0.64
Total from investment operations	1.67		1.06	(1.54)	2.38	0.57	0.74
Distributions:
Dividends from net investment income	(0.05)		(0.09)	(0.04)	(0.07)	(0.10)	(0.05)
Dividends from net realized gains	—		—	—	—	—	(0.25)
Total distributions**	(0.05)		(0.09)	(0.04)	(0.07)	(0.10)	(0.30)
Net asset value, end of period	$15.67		$14.05	$13.08	$14.66	$12.35	$11.88
Ratios and supplemental data:
Total return(b)	11.84%		8.10%	(10.51%)	19.20%	4.92%	6.65%
Net assets, end of period (000)	$28,052		$24,754	$33,814	$34,309	$15,782	$10,412
Ratio of net expenses to average net assets	1.16	%(c)	1.17%	1.16%	1.17%	1.15%	1.21%
Ratio of gross expenses to average net assets prior to expense reductions	1.16	%(c)	1.17%	1.16%	1.17%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets	0.43	%(c)	0.58%	0.42%	0.44%	0.84%	0.86%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	13%		19%	32%	39%	57%	82%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.
CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.67		$12.78	$14.39	$12.18	$11.72	$11.35
Income from investment operations:
Net investment income (loss)(a)	(0.02)		(0.03)	(0.04)	(0.04)	0.01	0.01
Net realized and unrealized gain (loss)	1.59		0.96	(1.57)	2.28	0.48	0.63
Total from investment operations	1.57		0.93	(1.61)	2.24	0.49	0.64
Distributions:
Dividends from net investment income	(0.03)		(0.04)	—	(0.03)	(0.03)	(0.02)
Dividends from net realized gains	—		—	—	—	—	(0.25)
Total distributions**	(0.03)		(0.04)	—	(0.03)	(0.03)	(0.27)
Net asset value, end of period	$15.21		$13.67	$12.78	$14.39	$12.18	$11.72
Ratios and supplemental data:
Total return(b)	11.46%		7.28%	(11.19%)	18.43%	4.19%	5.88%
Net assets, end of period (000)	$10,460		$8,703	$7,884	$6,960	$3,429	$2,151
Ratio of net expenses to average net assets	1.91	%(c)	1.92%	1.91%	1.92%	1.90%	1.96%
Ratio of gross expenses to average net assets prior to expense reductions	1.91	%(c)	1.92%	1.91%	1.92%	1.95%	1.96%
Ratio of net investment income (loss) to average net assets	(0.32	%)(c)	(0.20%)	(0.31%)	(0.30%)	0.08%	0.11%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.07		$13.09	$14.66	$12.34	$11.87	$11.45
Income from investment operations:
Net investment income (loss)(a)	0.05		0.11	0.10	0.10	0.13	0.13
Net realized and unrealized gain (loss)	1.64		0.99	(1.61)	2.31	0.47	0.64
Total from investment operations	1.69		1.10	(1.51)	2.41	0.60	0.77
Distributions:
Dividends from net investment income	(0.07)		(0.12)	(0.06)	(0.09)	(0.13)	(0.10)
Dividends from net realized gains	—		—	—	—	—	(0.25)
Total distributions**	(0.07)		(0.12)	(0.06)	(0.09)	(0.13)	(0.35)
Net asset value, end of period	$15.69		$14.07	$13.09	$14.66	$12.34	$11.87
Ratios and supplemental data:
Total return(b)	11.99%		8.41%	(10.33%)	19.60%	5.09%	7.01%
Net assets, end of period (000)	$614,457		$527,423	$547,166	$514,903	$342,851	$224,234
Ratio of net expenses to average net assets	0.91	%(c)	0.92%	0.91%	0.92%	0.90%	0.96%
Ratio of gross expenses to average net assets prior to expense reductions	0.91	%(c)	0.92%	0.91%	0.92%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets	0.68	%(c)	0.81%	0.69%	0.73%	1.09%	1.12%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.93		$14.60		$15.46		$11.18		$11.63		$12.15
Income from investment operations:
Net investment income (loss)(a)	0.19		0.19		(0.06)		(0.13)		(0.08)		0.04
Net realized and unrealized gain (loss)	1.94		0.14		(0.80)		4.41		(0.36)		(0.12)
Total from investment operations	2.13		0.33		(0.86)		4.28		(0.44)		(0.08)
Distributions:
Dividends from net investment income	(0.26)		—		—		—		(0.01)		—
Dividends from net realized gains	—		—		—		—		—		(0.44)
Return of capital	—		—		—		—		(0.00	)*	—
Total distributions**	(0.26)		—		—		—		(0.01)		(0.44)
Net asset value, end of period	$16.80		$14.93		$14.60		$15.46		$11.18		$11.63
Ratios and supplemental data:
Total return(b)	14.46%		2.12%		(5.44%)		38.19%		(3.77%)		(0.45%)
Net assets, end of period (000)	$74,806		$65,214		$55,800		$51,971		$40,748		$76,689
Ratio of net expenses to average net assets	2.38	%(c)(i)	2.38	%(d)	2.38	%(e)	2.34	%(f)	2.91	%(g)	2.95	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	2.38	%(i)	2.38%		2.38%		2.34%		2.92%		2.96%
Ratio of net investment income (loss) to average net assets	2.34	%(i)	1.21%		(0.43%)		(0.88%)		(0.68%)		0.33%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Portfolio turnover rate(j)	141%		194%		214%		211%		206%		135%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the period ended April 30, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.67% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.71% for the year ended October 31, 2020.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2019.

(i)  Annualized.

(j)  Not annualized.

www.calamos.com

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Net asset value, beginning of period	$14.11		$13.90		$14.83		$10.80		$11.32		$11.92
Income from investment operations:
Net investment income (loss)(a)	0.12		0.07		(0.17)		(0.24)		(0.16)		(0.05)
Net realized and unrealized gain (loss)	1.84		0.14		(0.76)		4.27		(0.36)		(0.11)
Total from investment operations	1.96		0.21		(0.93)		4.03		(0.52)		(0.16)
Distributions:
Dividends from net investment income	(0.14)		—		—		—		—		—
Dividends from net realized gains	—		—		—		—		—		(0.44)
Return of capital	—		—		—		—		(0.00	)*	—
Total distributions**	(0.14)		—		—		—		(0.00	)*	(0.44)
Net asset value, end of period	$15.93		$14.11		$13.90		$14.83		$10.80		$11.32
Ratios and supplemental data:
Total return(b)	14.06%		1.37%		(6.20%)		37.31%		(4.59%)		(1.15%)
Net assets, end of period (000)	$34,056		$32,461		$31,352		$29,980		$22,528		$38,072
Ratio of net expenses to average net assets	3.13	%(c)(i)	3.13	%(d)	3.12	%(e)	3.09	%(f)	3.65	%(g)	3.69	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	3.13	%(i)	3.13%		3.12%		3.09%		3.65%		3.70%
Ratio of net investment income (loss) to average net assets	1.59	%(i)	0.46%		(1.19%)		(1.63%)		(1.43%)		(0.42%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the period ended April 30, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.42% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.46% for the year ended October 31, 2020.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2019.

(i)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022		2021		2020		2019
Net asset value, beginning of period	$15.17		$14.81		$15.64		$11.28		$11.75		$12.23
Income from investment operations:
Net investment income (loss)(a)	0.21		0.23		(0.02)		(0.10)		(0.05)		0.07
Net realized and unrealized gain (loss)	1.98		0.13		(0.81)		4.46		(0.37)		(0.11)
Total from investment operations	2.19		0.36		(0.83)		4.36		(0.42)		(0.04)
Distributions:
Dividends from net investment income	(0.30)		(0.00	)*	—		—		(0.02)		—
Dividends from net realized gains	—		—		—		—		—		(0.44)
Return of capital	—		—		—		—		(0.03)		—
Total distributions**	(0.30)		(0.00	)*	—		—		(0.05)		(0.44)
Net asset value, end of period	$17.06		$15.17		$14.81		$15.64		$11.28		$11.75
Ratios and supplemental data:
Total return(b)	14.62%		2.40%		(5.25%)		38.69%		(3.67%)		(0.16%)
Net assets, end of period (000)	$928,484		$838,221		$697,472		$476,965		$344,843		$678,157
Ratio of net expenses to average net assets	2.14	%(c)(i)	2.13	%(d)	2.14	%(e)	2.09	%(f)	2.64	%(g)	2.68	%(h)
Ratio of gross expenses to average net assets prior to expense reductions	2.14	%(i)	2.13%		2.14%		2.09%		2.65%		2.69%
Ratio of net investment income (loss) to average net assets	2.59	%(i)	1.48%		(0.12%)		(0.63%)		(0.42%)		0.57%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the period ended April 30, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.42% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.46% for the year ended October 31, 2020.

(h)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2019.

(i)  Annualized.

www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of period	$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.05		0.00
Net realized and unrealized gain (loss)	(0.07)		(0.27)
Total from investment operations	(0.02)		(0.27)
Distributions:
Dividends from net investment income	(0.04)		—
Dividends from net realized gains	(0.01)		—
Total distributions**	(0.05)		—
Net asset value, end of period	$9.66		$9.73
Ratios and supplemental data:
Total return(b)	(0.16%)		(2.70%)
Net assets, end of period (000)	$145		$97
Ratio of net expenses to average net assets	2.14	%(c)(d)	1.50	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	11.98	%(c)	6.06	%(c)
Ratio of net investment income (loss) to average net assets	0.97	%(c)	0.52	%(c)
	(Unaudited) Six Months Ended April 30, 2024		September 29, 2023• through October 31, 2023
Portfolio turnover rate(e)	81%		13%

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the period ended April 30, 2024.

(e)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of period	$9.72		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.01		0.00
Net realized and unrealized gain (loss)	(0.05)		(0.28)
Total from investment operations	(0.04)		(0.28)
Distributions:
Dividends from net investment income	(0.03)		—
Dividends from net realized gains	(0.01)		—
Total distributions**	(0.04)		—
Net asset value, end of period	$9.64		$9.72
Ratios and supplemental data:
Total return(b)	(0.40%)		(2.80%)
Net assets, end of period (000)	$97		$97
Ratio of net expenses to average net assets	2.89	%(c)(d)	2.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	12.73	%(c)	6.81	%(c)
Ratio of net investment income (loss) to average net assets	0.20	%(c)	(0.23	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the period ended April 30, 2024.

www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of period	$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.06		0.01
Net realized and unrealized gain (loss)	(0.05)		(0.28)
Total from investment operations	0.01		(0.27)
Distributions:
Dividends from net investment income	(0.05)		—
Dividends from net realized gains	(0.01)		—
Total distributions**	(0.06)		—
Net asset value, end of period	$9.68		$9.73
Ratios and supplemental data:
Total return(b)	0.07%		(2.70%)
Net assets, end of period (000)	$1,831		$1,864
Ratio of net expenses to average net assets	1.89	%(c)(d)	1.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	11.73	%(c)	5.81	%(c)
Ratio of net investment income (loss) to average net assets	1.20	%(c)	1.13	%(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the period ended April 30, 2024.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.18		$18.57	$27.25	$22.78	$17.45	$18.11
Income from investment operations:
Net investment income (loss)(a)	(0.04)		(0.08)	(0.27)	(0.61)	0.47	0.51
Net realized and unrealized gain (loss)	2.03		(0.15)	(5.20)	6.68	4.99	1.00
Total from investment operations	1.99		(0.23)	(5.47)	6.07	5.46	1.51
Distributions:
Dividends from net investment income	(0.10)		(0.16)	(0.02)	(0.06)	(0.13)	(0.35)
Dividends from net realized gains	(0.22)		—	(3.19)	(1.54)	—	(1.82)
Total distributions**	(0.32)		(0.16)	(3.21)	(1.60)	(0.13)	(2.17)
Net asset value, end of period	$19.85		$18.18	$18.57	$27.25	$22.78	$17.45
Ratios and supplemental data:
Total return(b)	10.99%		(1.26%)	(22.29%)	27.09%	31.58%	10.02%
Net assets, end of period (000)	$248,185		$243,516	$294,233	$422,476	$333,481	$245,948
Ratio of net expenses to average net assets	1.14	%(c)	1.13%	1.10%	1.08%	1.13%	1.16%
Ratio of gross expenses to average net assets prior to expense reductions	1.14	%(c)	1.13%	1.10%	1.08%	1.13%	1.16%
Ratio of net investment income (loss) to average net assets	(0.45	%)(c)	(0.44%)	(1.30%)	(2.35%)	2.37%	2.98%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	21%		40%	39%	41%	71%	37%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.62		$18.03	$26.73	$22.48	$17.27	$17.92
Income from investment operations:
Net investment income (loss)(a)	(0.11)		(0.22)	(0.42)	(0.80)	0.32	0.39
Net realized and unrealized gain (loss)	1.97		(0.13)	(5.09)	6.59	4.93	0.99
Total from investment operations	1.86		(0.35)	(5.51)	5.79	5.25	1.38
Distributions:
Dividends from net investment income	(0.05)		(0.06)	—	—	(0.04)	(0.21)
Dividends from net realized gains	(0.22)		—	(3.19)	(1.54)	—	(1.82)
Total distributions**	(0.27)		(0.06)	(3.19)	(1.54)	(0.04)	(2.03)
Net asset value, end of period	$19.21		$17.62	$18.03	$26.73	$22.48	$17.27
Ratios and supplemental data:
Total return(b)	10.60%		(2.01%)	(22.88%)	26.16%	30.53%	9.21%
Net assets, end of period (000)	$30,482		$31,773	$41,804	$71,925	$56,935	$56,070
Ratio of net expenses to average net assets	1.89	%(c)	1.88%	1.85%	1.83%	1.88%	1.91%
Ratio of gross expenses to average net assets prior to expense reductions	1.89	%(c)	1.88%	1.85%	1.83%	1.88%	1.91%
Ratio of net investment income (loss) to average net assets	(1.20	%)(c)	(1.19%)	(2.04%)	(3.10%)	1.65%	2.34%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.55		$15.91	$23.82	$20.05	$15.38	$16.23
Income from investment operations:
Net investment income (loss)(a)	(0.02)		(0.03)	(0.19)	(0.48)	0.46	0.49
Net realized and unrealized gain (loss)	1.74		(0.12)	(4.49)	5.86	4.39	0.88
Total from investment operations	1.72		(0.15)	(4.68)	5.38	4.85	1.37
Distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.04)	(0.07)	(0.18)	(0.40)
Dividends from net realized gains	(0.22)		—	(3.19)	(1.54)	—	(1.82)
Total distributions**	(0.34)		(0.21)	(3.23)	(1.61)	(0.18)	(2.22)
Net asset value, end of period	$16.93		$15.55	$15.91	$23.82	$20.05	$15.38
Ratios and supplemental data:
Total return(b)	11.14%		(1.04%)	(22.09%)	27.40%	31.91%	10.31%
Net assets, end of period (000)	$550,827		$559,907	$680,441	$1,161,030	$773,460	$442,907
Ratio of net expenses to average net assets	0.89	%(c)	0.88%	0.85%	0.83%	0.88%	0.91%
Ratio of gross expenses to average net assets prior to expense reductions	0.89	%(c)	0.88%	0.85%	0.83%	0.88%	0.91%
Ratio of net investment income (loss) to average net assets	(0.20	%)(c)	(0.19%)	(1.04%)	(2.09%)	2.60%	3.21%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.01		$9.59	$14.85	$13.48	$11.08	$10.81
Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.15)	(0.01)	(0.44)	0.24	0.10
Net realized and unrealized gain (loss)	1.17		0.60	(3.45)	2.95	2.37	0.70
Total from investment operations	1.12		0.45	(3.46)	2.51	2.61	0.80
Distributions:
Dividends from net investment income	—		(0.03)	(0.01)	(0.01)	(0.06)	(0.22)
Dividends from net realized gains	—		—	(1.79)	(1.13)	(0.15)	(0.31)
Total distributions**	—		(0.03)	(1.80)	(1.14)	(0.21)	(0.53)
Net asset value, end of period	$11.13		$10.01	$9.59	$14.85	$13.48	$11.08
Ratios and supplemental data:
Total return(b)	11.19%		4.78%	(26.01%)	18.86%	23.93%	7.90%
Net assets, end of period (000)	$8,704		$8,455	$10,698	$17,865	$11,231	$8,998
Ratio of net expenses to average net assets	1.35	%(c)	1.34%	1.28%	1.25%	1.33%	1.32%
Ratio of gross expenses to average net assets prior to expense reductions	1.35	%(c)	1.34%	1.28%	1.25%	1.34%	1.32%
Ratio of net investment income (loss) to average net assets	(0.94	%)(c)	(1.48%)	(0.11%)	(2.96%)	1.96%	0.91%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	14%		27%	31%	35%	48%	45%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.60		$9.23	$14.47	$13.25	$10.93	$10.69
Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.22)	(0.09)	(0.54)	0.14	0.02
Net realized and unrealized gain (loss)	1.12		0.59	(3.36)	2.89	2.35	0.69
Total from investment operations	1.03		0.37	(3.45)	2.35	2.49	0.71
Distributions:
Dividends from net investment income	—		—	—	—	(0.02)	(0.16)
Dividends from net realized gains	—		—	(1.79)	(1.13)	(0.15)	(0.31)
Total distributions**	—		—	(1.79)	(1.13)	(0.17)	(0.47)
Net asset value, end of period	$10.63		$9.60	$9.23	$14.47	$13.25	$10.93
Ratios and supplemental data:
Total return(b)	10.73%		4.01%	(26.58%)	17.95%	23.09%	7.01%
Net assets, end of period (000)	$1,924		$2,615	$3,425	$5,448	$4,824	$3,409
Ratio of net expenses to average net assets	2.10	%(c)	2.09%	2.03%	2.00%	2.08%	2.07%
Ratio of gross expenses to average net assets prior to expense reductions	2.10	%(c)	2.09%	2.03%	2.00%	2.09%	2.07%
Ratio of net investment income (loss) to average net assets	(1.69	%)(c)	(2.23%)	(0.85%)	(3.72%)	1.21%	0.16%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.04		$9.60	$14.87	$13.50	$11.08	$10.82
Income from investment operations:
Net investment income (loss)(a)	(0.04)		(0.13)	0.01	(0.40)	0.26	0.12
Net realized and unrealized gain (loss)	1.18		0.61	(3.46)	2.94	2.39	0.70
Total from investment operations	1.14		0.48	(3.45)	2.54	2.65	0.82
Distributions:
Dividends from net investment income	—		(0.04)	(0.03)	(0.04)	(0.08)	(0.25)
Dividends from net realized gains	—		—	(1.79)	(1.13)	(0.15)	(0.31)
Total distributions**	—		(0.04)	(1.82)	(1.17)	(0.23)	(0.56)
Net asset value, end of period	$11.18		$10.04	$9.60	$14.87	$13.50	$11.08
Ratios and supplemental data:
Total return(b)	11.25%		5.00%	(25.82%)	19.09%	24.36%	8.09%
Net assets, end of period (000)	$112,922		$109,319	$117,766	$260,688	$192,475	$120,526
Ratio of net expenses to average net assets	1.10	%(c)	1.09%	1.03%	1.00%	1.08%	1.07%
Ratio of gross expenses to average net assets prior to expense reductions	1.10	%(c)	1.09%	1.03%	1.00%	1.09%	1.07%
Ratio of net investment income (loss) to average net assets	(0.69	%)(c)	(1.23%)	0.13%	(2.71%)	2.19%	1.16%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A*
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				May 31, 2019 through October 31,		July 1, 2018 through May 31,
	2024		2023	2022	2021	2020	2019		2019†
Net asset value, beginning of period	$22.20		$26.35	$42.31	$29.18	$22.31	$22.51		$25.02
Income from investment operations:
Net investment income (loss)(a)	(0.14)		(0.26)	(0.24)	(0.45)	(0.28)	(0.11)		(0.29)
Net realized and unrealized gain (loss)	6.99		(3.89)	(15.72)	14.95	8.29	(0.09)		(0.80)
Total from investment operations	6.85		(4.15)	(15.96)	14.50	8.01	(0.20)		(1.09)
Distributions:
Dividends from net investment income	—		—	—	—	—	—		—
Dividends from net realized gains	—		—	—	(1.37)	(1.14)	—		(1.42)
Return of capital	—		—	—	(0.00)**	—	—		—
Total distributions***	—		—	—	(1.37)	(1.14)	—		(1.42)
Net asset value, end of period	$29.05		$22.20	$26.35	$42.31	$29.18	$22.31		$22.51
Ratios and supplemental data:
Total return(b)	30.86%		(15.75%)	(37.71%)	50.42%	37.60%	(0.89%)		(3.52%)
Net assets, end of period (000)	$24,603		$18,283	$23,762	$35,274	$9,313	$6,857		$5,551
Ratio of net expenses to average net assets	1.30	%(c)	1.30%	1.30%	1.30%	1.30%	1.30	%(c)	1.50	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.38	%(c)	1.37%	1.37%	1.37%	1.40%	1.35	%(c)	1.71	%(c)
Ratio of net investment income (loss) to average net assets	(1.03	%)(c)	(1.03%)	(0.78%)	(1.15%)	(1.16%)	(1.18	%)(c)	(1.31	%)(c)
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				May 31, 2019 through October 31,		July 1, 2018 through May 31,
	2024		2023	2022	2021	2020	2019		2019†
Portfolio turnover rate(d)	128%		215%	197%	165%	181%	142%		112%

*  Prior to May 31, 2019, Class A shares were Class Y shares of the predecessor fund.

†  Pursuant to the Reorganization of the Predecessor Fund into the Fund, Class Y shareholders of the Predecessor Fund received Class A shares of the Fund, and Service Class and Institutional Class shareholders of the Predecessor Fund each received Class I shares of the Fund. As a result of the Reorganization, the Fund adopted the performance and financial history of the Predecessor Fund. Accordingly, the data shown for periods prior to May 31, 2019 is the data of the Predecessor Fund.

**  Amounts are less than $0.005.

***  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,		June 25, 2021• through October 31,
	2024		2023	2022	2021
Net asset value, beginning of period	$22.48		$26.88	$43.50	$41.91
Income from investment operations:
Net investment income (loss)(a)	(0.24)		(0.45)	(0.45)	(0.82)
Net realized and unrealized gain (loss)	7.07		(3.95)	(16.17)	2.41
Total from investment operations	6.83		(4.40)	(16.62)	1.59
Distributions:
Dividends from net investment income	—		—	—	—
Dividends from net realized gains	—		—	—	—
Total distributions**	—		—	—	—
Net asset value, end of period	$29.31		$22.48	$26.88	$43.50
Ratios and supplemental data:(b)
Total return	30.38%		(16.37%)	(38.18%)	3.75%
Net assets, end of period (000)	$4,441		$3,648	$4,425	$3,165
Ratio of net expenses to average net assets	2.05	%(c)	2.05%	2.05%	2.05	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.13	%(c)	2.12%	2.12%	2.06	%(c)
Ratio of net investment income (loss) to average net assets	(1.78	%)(c)	(1.79%)	(1.50%)	(2.00	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I*
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				May 31, 2019 through October 31,		July 1, 2018 through May 31,
	2024		2023	2022	2021	2020	2019		2019†
Net asset value, beginning of period	$23.01		$27.24	$43.65	$29.99	$22.85	$23.02		$25.47
Income from investment operations:
Net investment income (loss)(a)	(0.11)		(0.20)	(0.16)	(0.36)	(0.23)	(0.09)		(0.20)
Net realized and unrealized gain (loss)	7.25		(4.03)	(16.25)	15.39	8.51	(0.08)		(0.83)
Total from investment operations	7.14		(4.23)	(16.41)	15.03	8.28	(0.17)		(1.03)
Distributions:
Dividends from net investment income	—		—	—	—	—	—		—
Dividends from net realized gains	—		—	—	(1.37)	(1.14)	—		(1.42)
Return of capital	—		—	—	(0.00)**	—	—		—
Total distributions***	—		—	—	(1.37)	(1.14)	—		(1.42)
Net asset value, end of period	$30.15		$23.01	$27.24	$43.65	$29.99	$22.85		$23.02
Ratios and supplemental data:
Total return(b)	31.03%		(15.53%)	(37.57%)	50.80%	37.90%	(0.74%)		(3.21%)
Net assets, end of period (000)	$216,345		$191,831	$292,187	$387,149	$124,867	$72,539		$68,510
Ratio of net expenses to average net assets	1.05	%(c)	1.05%	1.05%	1.05%	1.05%	1.05	%(c)	1.10	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.13	%(c)	1.12%	1.12%	1.11%	1.16%	1.11	%(c)	1.34	%(c)
Ratio of net investment income (loss) to average net assets	(0.77	%)(c)	(0.78%)	(0.52%)	(0.90%)	(0.92%)	(0.93	%)(c)	(0.92	%)(c)

*  Prior to May 31, 2019, Class I shares were Institutional Class shares or Service Class shares of the predecessor fund. Results shown are exclusive of the Service Class shares.

†  Pursuant to the Reorganization of the Predecessor Fund into the Fund, Class Y shareholders of the Predecessor Fund received Class A shares of the Fund, and Service Class and Institutional Class shareholders of the Predecessor Fund each received Class I shares of the Fund. As a result of the Reorganization, the Fund adopted the performance and financial history of the Predecessor Fund. Accordingly, the data shown for periods prior to May 31, 2019 is the data of the Predecessor Fund.

**  Amounts are less than $0.005.

***  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				May 31, 2019• through October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.11		$27.33	$43.74	$30.02	$22.86	$23.02
Income from investment operations:
Net investment income (loss)(a)	(0.09)		(0.17)	(0.11)	(0.32)	(0.21)	(0.08)
Net realized and unrealized gain (loss)	7.28		(4.05)	(16.30)	15.41	8.51	(0.08)
Total from investment operations	7.19		(4.22)	(16.41)	15.09	8.30	(0.16)
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		—	—	(1.37)	(1.14)	—
Total distributions**	—		—	—	(1.37)	(1.14)	—
Net asset value, end of period	$30.30		$23.11	$27.33	$43.74	$30.02	$22.86
Ratios and supplemental data:
Total return(b)	31.11%		(15.41%)	(37.51%)	50.96%	37.98%	(0.70%)
Net assets, end of period (000)	$32,490		$24,499	$22,181	$29,120	$1,562	$1,063
Ratio of net expenses to average net assets	0.93	%(c)	0.92%	0.93%	0.96%	0.98%	1.00	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.01	%(c)	0.99%	1.00%	1.02%	1.09%	0.96	%(c)
Ratio of net investment income (loss) to average net assets	(0.66	%)(c)	(0.67%)	(0.37%)	(0.80%)	(0.84%)	(0.84	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani SMID Growth Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				August 1, 2019• through October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.09		$10.14	$18.17	$12.34	$9.01	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.10)	(0.08)	(0.20)	(0.13)	(0.03)
Net realized and unrealized gain (loss)	2.87		(0.95)	(6.23)	6.03	3.46	(0.96)
Total from investment operations	2.81		(1.05)	(6.31)	5.83	3.33	(0.99)
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		—	(1.72)	—	—	—
Total distributions**	—		—	(1.72)	—	—	—
Net asset value, end of period	$11.90		$9.09	$10.14	$18.17	$12.34	$9.01
Ratios and supplemental data:
Total return(b)	30.80%		(10.36%)	(37.07%)	47.04%	36.96%	(9.90%)
Net assets, end of period (000)	$221		$341	$305	$162	$182	$9
Ratio of net expenses to average net assets	1.35	%(c)	1.35%	1.35%	1.35%	1.35%	1.37	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.90	%(c)	1.98%	1.93%	1.79%	2.45%	3.42	%(c)
Ratio of net investment income (loss) to average net assets	(1.10	%)(c)	(1.06%)	(0.68%)	(1.22%)	(1.21%)	(1.11	%)(c)
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				August 1, 2019• through October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	124%		231%	205%	188%	201%	55%

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares.

(c)  Annualized.

(d)  Not annualized.
www.calamos.com

Calamos Timpani SMID Growth Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				August 1, 2019• through October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.20		$10.23	$18.28	$12.38	$9.02	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.08)	(0.06)	(0.16)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	2.91		(0.95)	(6.27)	6.06	3.46	(0.96)
Total from investment operations	2.86		(1.03)	(6.33)	5.90	3.36	(0.98)
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		—	(1.72)	—	—	—
Total distributions**	—		—	(1.72)	—	—	—
Net asset value, end of period	$12.06		$9.20	$10.23	$18.28	$12.38	$9.02
Ratios and supplemental data:
Total return(b)	31.09%		(10.07%)	(36.95%)	47.46%	37.25%	(9.80%)
Net assets, end of period (000)	$21,174		$15,495	$16,497	$25,793	$16,877	$9,348
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.63	%(c)	1.73%	1.65%	1.55%	2.25%	3.17	%(c)
Ratio of net investment income (loss) to average net assets	(0.87	%)(c)	(0.80%)	(0.48%)	(0.98%)	(0.94%)	(0.85	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Timpani SMID Growth Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,				August 1, 2019• through October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.21		$10.23	$18.28	$12.38	$9.02	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.08)	(0.05)	(0.18)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	2.91		(0.94)	(6.28)	6.08	3.45	(0.96)
Total from investment operations	2.86		(1.02)	(6.33)	5.90	3.36	(0.98)
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		—	(1.72)	—	—	—
Total distributions**	—		—	(1.72)	—	—	—
Net asset value, end of period	$12.07		$9.21	$10.23	$18.28	$12.38	$9.02
Ratios and supplemental data:
Total return(b)	30.94%		(9.97%)	(36.95%)	47.46%	37.25%	(9.80%)
Net assets, end of period (000)	$430		$320	$355	$499	$12	$9
Ratio of net expenses to average net assets	1.07	%(c)	1.07%	1.07%	1.08%	1.06%	1.07	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.60	%(c)	1.70%	1.63%	1.48%	2.25%	3.16	%(c)
Ratio of net investment income (loss) to average net assets	(0.84	%)(c)	(0.77%)	(0.43%)	(1.04%)	(0.90%)	(0.81	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

(c)  Annualized.

www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.47		$28.24	$45.88	$34.96	$32.23	$33.14
Income from investment operations:
Net investment income (loss)(a)	(0.12)		(0.13)	(0.22)	(0.33)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	7.87		4.36	(12.47)	15.44	5.90	3.53
Total from investment operations	7.75		4.23	(12.69)	15.11	5.76	3.49
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(1.60)		—	(4.95)	(4.19)	(3.03)	(4.40)
Total distributions**	(1.60)		—	(4.95)	(4.19)	(3.03)	(4.40)
Net asset value, end of period	$38.62		$32.47	$28.24	$45.88	$34.96	$32.23
Ratios and supplemental data:
Total return(b)	24.27%		14.98%	(30.58%)	46.00%	19.11%	13.97%
Net assets, end of period (000)	$1,081,628		$925,437	$900,167	$1,436,709	$1,093,909	$1,066,939
Ratio of net expenses to average net assets	1.30	%(c)	1.32%	1.30%	1.28%	1.34%	1.34%
Ratio of gross expenses to average net assets prior to expense reductions	1.30	%(c)	1.32%	1.30%	1.28%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets	(0.67	%)(c)	(0.43%)	(0.64%)	(0.80%)	(0.45%)	(0.12%)
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	28%		57%	42%	45%	115%	69%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.59		$11.03	$21.21	$18.18	$18.26	$21.00
Income from investment operations:
Net investment income (loss)(a)	(0.10)		(0.14)	(0.19)	(0.29)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	2.97		1.70	(5.04)	7.51	3.15	1.79
Total from investment operations	2.87		1.56	(5.23)	7.22	2.95	1.66
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(1.60)		—	(4.95)	(4.19)	(3.03)	(4.40)
Total distributions**	(1.60)		—	(4.95)	(4.19)	(3.03)	(4.40)
Net asset value, end of period	$13.86		$12.59	$11.03	$21.21	$18.18	$18.26
Ratios and supplemental data:
Total return(b)	23.79%		14.14%	(31.12%)	44.94%	18.23%	13.18%
Net assets, end of period (000)	$10,150		$9,493	$12,281	$25,965	$35,843	$50,442
Ratio of net expenses to average net assets	2.05	%(c)	2.08%	2.05%	2.04%	2.09%	2.11%
Ratio of gross expenses to average net assets prior to expense reductions	2.05	%(c)	2.08%	2.05%	2.04%	2.10%	2.12%
Ratio of net investment income (loss) to average net assets	(1.42	%)(c)	(1.16%)	(1.39%)	(1.53%)	(1.17%)	(0.73%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$49.51		$42.95	$66.93	$49.25	$44.13	$43.48
Income from investment operations:
Net investment income (loss)(a)	(0.12)		(0.09)	(0.20)	(0.33)	(0.09)	0.06
Net realized and unrealized gain (loss)	12.09		6.65	(18.83)	22.20	8.24	4.99
Total from investment operations	11.97		6.56	(19.03)	21.87	8.15	5.05
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	(1.60)		—	(4.95)	(4.19)	(3.03)	(4.40)
Total distributions**	(1.60)		—	(4.95)	(4.19)	(3.03)	(4.40)
Net asset value, end of period	$59.88		$49.51	$42.95	$66.93	$49.25	$44.13
Ratios and supplemental data:
Total return(b)	24.42%		15.27%	(30.43%)	46.40%	19.39%	14.24%
Net assets, end of period (000)	$312,639		$262,752	$246,566	$395,431	$291,027	$280,294
Ratio of net expenses to average net assets	1.05	%(c)	1.07%	1.05%	1.03%	1.09%	1.09%
Ratio of gross expenses to average net assets prior to expense reductions	1.05	%(c)	1.07%	1.05%	1.03%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets	(0.42	%)(c)	(0.18%)	(0.39%)	(0.56%)	(0.20%)	0.15%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$39.42		$38.33	$48.18	$36.26	$33.43	$32.53
Income from investment operations:
Net investment income (loss)(a)	0.05		0.19	0.08	0.07	0.30	0.32
Net realized and unrealized gain (loss)	6.32		2.38	(7.32)	13.01	3.74	2.99
Total from investment operations	6.37		2.57	(7.24)	13.08	4.04	3.31
Distributions:
Dividends from net investment income	(0.15)		(0.44)	(0.24)	(0.27)	(0.41)	(0.50)
Dividends from net realized gains	(1.50)		(1.04)	(2.37)	(0.89)	(0.80)	(1.91)
Total distributions**	(1.65)		(1.48)	(2.61)	(1.16)	(1.21)	(2.41)
Net asset value, end of period	$44.14		$39.42	$38.33	$48.18	$36.26	$33.43
Ratios and supplemental data:
Total return(b)	16.35%		6.86%	(15.77%)	36.68%	12.43%	11.51%
Net assets, end of period (000)	$1,307,995		$1,182,667	$1,199,491	$1,531,445	$1,163,876	$1,129,201
Ratio of net expenses to average net assets	1.05	%(c)	1.06%	1.05%	1.06%	1.08%	1.09%
Ratio of gross expenses to average net assets prior to expense reductions	1.05	%(c)	1.06%	1.05%	1.06%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets	0.22	%(c)	0.48%	0.19%	0.15%	0.86%	1.01%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	11%		20%	24%	18%	35%	19%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$39.57		$38.57	$48.55	$36.57	$33.68	$32.69
Income from investment operations:
Net investment income (loss)(a)	(0.12)		(0.11)	(0.24)	(0.25)	0.04	0.12
Net realized and unrealized gain (loss)	6.36		2.38	(7.37)	13.12	3.79	2.98
Total from investment operations	6.24		2.27	(7.61)	12.87	3.83	3.10
Distributions:
Dividends from net investment income	(0.06)		(0.23)	—	—	(0.14)	(0.20)
Dividends from net realized gains	(1.50)		(1.04)	(2.37)	(0.89)	(0.80)	(1.91)
Total distributions**	(1.56)		(1.27)	(2.37)	(0.89)	(0.94)	(2.11)
Net asset value, end of period	$44.25		$39.57	$38.57	$48.55	$36.57	$33.68
Ratios and supplemental data:
Total return(b)	15.94%		6.08%	(16.41%)	35.66%	11.62%	10.68%
Net assets, end of period (000)	$97,148		$79,895	$84,104	$98,647	$101,490	$136,333
Ratio of net expenses to average net assets	1.80	%(c)	1.81%	1.80%	1.81%	1.84%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.80	%(c)	1.81%	1.80%	1.81%	1.84%	1.85%
Ratio of net investment income (loss) to average net assets	(0.54	%)(c)	(0.27%)	(0.56%)	(0.57%)	0.13%	0.37%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$37.47		$36.50	$46.02	$34.68	$32.03	$31.28
Income from investment operations:
Net investment income (loss)(a)	0.10		0.27	0.17	0.17	0.36	0.39
Net realized and unrealized gain (loss)	6.01		2.25	(6.97)	12.44	3.58	2.85
Total from investment operations	6.11		2.52	(6.80)	12.61	3.94	3.24
Distributions:
Dividends from net investment income	(0.20)		(0.51)	(0.35)	(0.38)	(0.49)	(0.58)
Dividends from net realized gains	(1.50)		(1.04)	(2.37)	(0.89)	(0.80)	(1.91)
Total distributions**	(1.70)		(1.55)	(2.72)	(1.27)	(1.29)	(2.49)
Net asset value, end of period	$41.88		$37.47	$36.50	$46.02	$34.68	$32.03
Ratios and supplemental data:
Total return(b)	16.52%		7.12%	(15.55%)	37.02%	12.72%	11.81%
Net assets, end of period (000)	$1,158,281		$978,583	$977,765	$1,211,985	$818,641	$735,329
Ratio of net expenses to average net assets	0.80	%(c)	0.81%	0.80%	0.81%	0.83%	0.85%
Ratio of gross expenses to average net assets prior to expense reductions	0.80	%(c)	0.81%	0.80%	0.81%	0.83%	0.85%
Ratio of net investment income (loss) to average net assets	0.47	%(c)	0.73%	0.44%	0.40%	1.11%	1.27%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			June 23, 2020• through October 31,
	2024		2023	2022	2021	2020
Net asset value, beginning of period	$37.49		$36.51	$46.04	$34.69	$33.24
Income from investment operations:
Net investment income (loss)(a)	0.11		0.30	0.21	0.16	0.12
Net realized and unrealized gain (loss)	6.02		2.26	(6.99)	12.49	1.42
Total from investment operations	6.13		2.56	(6.78)	12.65	1.54
Distributions:
Dividends from net investment income	(0.22)		(0.54)	(0.38)	(0.41)	(0.09)
Dividends from net realized gains	(1.50)		(1.04)	(2.37)	(0.89)	—
Total distributions**	(1.72)		(1.58)	(2.75)	(1.30)	(0.09)
Net asset value, end of period	$41.90		$37.49	$36.51	$46.04	$34.69
Ratios and supplemental data:
Total return(b)	16.55%		7.21%	(15.50%)	37.14%	4.63%
Net assets, end of period (000)	$32,431		$27,965	$16,688	$5,968	$15
Ratio of net expenses to average net assets	0.73	%(c)	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	0.73	%(c)	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of net investment income (loss) to average net assets	0.54	%(c)	0.78%	0.55%	0.38%	0.99	%(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.51		$13.41	$17.13	$13.04	$13.37	$12.34
Income from investment operations:
Net investment income (loss)(a)	0.00	*	0.04	0.03	0.00 *	0.05	0.07
Net realized and unrealized gain (loss)	2.87		1.11	(2.41)	5.24	1.13	1.50
Total from investment operations	2.87		1.15	(2.38)	5.24	1.18	1.57
Distributions:
Dividends from net investment income	(0.04)		(0.05)	—	(0.02)	(0.06)	(0.08)
Dividends from net realized gains	(0.64)		—	(1.34)	(1.13)	(1.45)	(0.46)
Total distributions**	(0.68)		(0.05)	(1.34)	(1.15)	(1.51)	(0.54)
Net asset value, end of period	$16.70		$14.51	$13.41	$17.13	$13.04	$13.37
Ratios and supplemental data:
Total return(b)	20.10%		8.61%	(15.01%)	42.42%	9.20%	13.63%
Net assets, end of period (000)	$6,467		$5,250	$5,181	$5,139	$3,534	$3,638
Ratio of net expenses to average net assets	1.35	%(c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	2.05	%(c)	2.09%	2.03%	2.04%	2.15%	1.94%
Ratio of net investment income (loss) to average net assets	0.05	%(c)	0.29%	0.23%	0.02%	0.40%	0.60%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	11%		28%	25%	20%	22%	15%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Net asset value, beginning of period	$13.74		$12.77		$16.49	$12.67	$13.07	$12.09
Income from investment operations:
Net investment income (loss)(a)	(0.05	)(b)	(0.06	)(b)	(0.07)	(0.11)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	2.70		1.06		(2.31)	5.07	1.09	1.45
Total from investment operations	2.65		1.00		(2.38)	4.96	1.05	1.44
Distributions:
Dividends from net investment income	(0.01)		(0.03)		—	(0.01)	—	—
Dividends from net realized gains	(0.64)		—		(1.34)	(1.13)	(1.45)	(0.46)
Total distributions**	(0.65)		(0.03)		(1.34)	(1.14)	(1.45)	(0.46)
Net asset value, end of period	$15.74		$13.74		$12.77	$16.49	$12.67	$13.07
Ratios and supplemental data:
Total return(c)	19.55%		7.82%		(15.63%)	41.37%	8.35%	12.74%
Net assets, end of period (000)	$2,669		$2,342		$2,202	$2,017	$685	$659
Ratio of net expenses to average net assets	2.10	%(d)	2.10%		2.10%	2.10%	2.11%	2.10%
Ratio of gross expenses to average net assets prior to expense reductions	2.81	%(d)	2.85%		2.78%	2.78%	2.91%	2.65%
Ratio of net investment income (loss) to average net assets	(0.69	%)(d)	(0.46%)		(0.51%)	(0.74%)	(0.36%)	(0.06%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.57		$13.44	$17.15	$13.03	$13.36	$12.33
Income from investment operations:
Net investment income (loss)(a)	0.02		0.08	0.07	0.04	0.08	0.11
Net realized and unrealized gain (loss)	2.88		1.11	(2.41)	5.23	1.12	1.49
Total from investment operations	2.90		1.19	(2.34)	5.27	1.20	1.60
Distributions:
Dividends from net investment income	(0.05)		(0.06)	(0.03)	(0.02)	(0.08)	(0.11)
Dividends from net realized gains	(0.64)		—	(1.34)	(1.13)	(1.45)	(0.46)
Total distributions**	(0.69)		(0.06)	(1.37)	(1.15)	(1.53)	(0.57)
Net asset value, end of period	$16.78		$14.57	$13.44	$17.15	$13.03	$13.36
Ratios and supplemental data:
Total return(b)	20.16%		8.88%	(14.76%)	42.73%	9.46%	13.93%
Net assets, end of period (000)	$9,851		$7,639	$10,195	$10,373	$8,974	$12,986
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.80	%(c)	1.84%	1.78%	1.80%	1.88%	1.67%
Ratio of net investment income (loss) to average net assets	0.30	%(c)	0.56%	0.48%	0.28%	0.67%	0.92%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.77		$15.86	$20.48	$14.93	$14.21	$15.37
Income from investment operations:
Net investment income (loss)(a)	0.00	*	0.03	0.00	(0.03)	0.07	0.15
Net realized and unrealized gain (loss)	3.62		1.29	(3.12)	6.39	0.74	0.95
Total from investment operations	3.62		1.32	(3.12)	6.36	0.81	1.10
Distributions:
Dividends from net investment income	—		—	—	—	(0.09)	(0.06)
Dividends from net realized gains	(0.76)		(0.41)	(1.50)	(0.81)	—	(2.20)
Total distributions**	(0.76)		(0.41)	(1.50)	(0.81)	(0.09)	(2.26)
Net asset value, end of period	$19.63		$16.77	$15.86	$20.48	$14.93	$14.21
Ratios and supplemental data:
Total return(b)	21.93%		8.60%	(16.22%)	43.93%	5.71%	10.14%
Net assets, end of period (000)	$13,408		$11,533	$11,628	$14,211	$10,595	$11,363
Ratio of net expenses to average net assets	1.15	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.56	%(c)	1.62%	1.57%	1.57%	1.64%	1.62%
Ratio of net investment income (loss) to average net assets	(0.04	%)(c)	0.16%	0.00%	(0.19%)	0.49%	1.06%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	15%		55%	34%	25%	136%	78%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.86		$13.28	$17.52	$12.97	$12.36	$13.77
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.08)	(0.12)	(0.14)	(0.01)	0.02
Net realized and unrealized gain (loss)	2.99		1.07	(2.62)	5.50	0.62	0.83
Total from investment operations	2.93		0.99	(2.74)	5.36	0.61	0.85
Distributions:
Dividends from net investment income	—		—	—	—	—	(0.06)
Dividends from net realized gains	(0.76)		(0.41)	(1.50)	(0.81)	—	(2.20)
Total distributions**	(0.76)		(0.41)	(1.50)	(0.81)	—	(2.26)
Net asset value, end of period	$16.03		$13.86	$13.28	$17.52	$12.97	$12.36
Ratios and supplemental data:
Total return(b)	21.54%		7.76%	(16.85%)	42.92%	4.85%	9.33%
Net assets, end of period (000)	$140		$120	$170	$887	$1,056	$5,274
Ratio of net expenses to average net assets	1.90	%(c)	1.90%	1.91%	1.90%	1.90%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	2.31	%(c)	2.36%	2.33%	2.33%	2.40%	2.35%
Ratio of net investment income (loss) to average net assets	(0.78	%)(c)	(0.57%)	(0.77%)	(0.92%)	(0.11%)	0.15%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.45		$16.45	$21.15	$15.36	$14.62	$15.80
Income from investment operations:
Net investment income (loss)(a)	0.02		0.07	0.05	0.01	0.10	0.16
Net realized and unrealized gain (loss)	3.78		1.34	(3.23)	6.59	0.76	1.01
Total from investment operations	3.80		1.41	(3.18)	6.60	0.86	1.17
Distributions:
Dividends from net investment income	(0.00	)*	—	(0.02)	—	(0.12)	(0.15)
Dividends from net realized gains	(0.76)		(0.41)	(1.50)	(0.81)	—	(2.20)
Total distributions**	(0.76)		(0.41)	(1.52)	(0.81)	(0.12)	(2.35)
Net asset value, end of period	$20.49		$17.45	$16.45	$21.15	$15.36	$14.62
Ratios and supplemental data:
Total return(b)	22.13%		8.84%	(16.00%)	44.28%	5.92%	10.43%
Net assets, end of period (000)	$37,512		$31,663	$30,660	$38,585	$36,075	$28,389
Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.31	%(c)	1.37%	1.32%	1.32%	1.39%	1.36%
Ratio of net investment income (loss) to average net assets	0.21	%(c)	0.41%	0.25%	0.07%	0.69%	1.13%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.25		$15.43	$28.83	$22.96	$17.97	$18.10
Income from investment operations:
Net investment income (loss)(a)	(0.02)		0.05	0.21	0.05	(0.04)	0.09
Net realized and unrealized gain (loss)	4.25		0.77	(9.48)	7.29	5.03	1.80
Total from investment operations	4.23		0.82	(9.27)	7.34	4.99	1.89
Distributions:
Dividends from net investment income	(0.01)		—	(0.00)*	—	—	—
Dividends from net realized gains	—		—	(4.13)	(1.47)	—	(2.02)
Total distributions**	(0.01)		—	(4.13)	(1.47)	—	(2.02)
Net asset value, end of period	$20.47		$16.25	$15.43	$28.83	$22.96	$17.97
Ratios and supplemental data:
Total return(b)	25.96%		5.31%	(36.67%)	32.76%	27.82%	13.07%
Net assets, end of period (000)	$49,479		$41,631	$46,993	$79,503	$60,527	$53,950
Ratio of net expenses to average net assets	1.20	%(c)	1.16%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.36	%(c)	1.49%	1.64%	1.56%	1.52%	1.48%
Ratio of net investment income (loss) to average net assets	(0.20	%)(c)	0.27%	1.04%	0.19%	(0.20%)	0.51%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	60%		131%	129%	99%	85%	81%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.44		$12.86	$24.94	$20.17	$15.91	$16.38
Income from investment operations:
Net investment income (loss)(a)	(0.08)		(0.07)	0.05	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	3.52		0.65	(8.00)	6.40	4.42	1.60
Total from investment operations	3.44		0.58	(7.95)	6.24	4.26	1.55
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		—	(4.13)	(1.47)	—	(2.02)
Total distributions**	—		—	(4.13)	(1.47)	—	(2.02)
Net asset value, end of period	$16.88		$13.44	$12.86	$24.94	$20.17	$15.91
Ratios and supplemental data:
Total return(b)	25.52%		4.51%	(37.18%)	31.79%	26.84%	12.21%
Net assets, end of period (000)	$1,477		$1,339	$1,989	$3,953	$6,344	$9,022
Ratio of net expenses to average net assets	1.95	%(c)	1.91%	1.85%	1.85%	1.85%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	2.11	%(c)	2.24%	2.39%	2.31%	2.27%	2.26%
Ratio of net investment income (loss) to average net assets	(0.96	%)(c)	(0.48%)	0.27%	(0.69%)	(0.95%)	(0.35%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.00		$16.10	$29.92	$23.73	$18.53	$18.55
Income from investment operations:
Net investment income (loss)(a)	0.00	*(b)	0.09	0.27	0.12	0.01	0.13
Net realized and unrealized gain (loss)	4.45		0.81	(9.88)	7.54	5.19	1.87
Total from investment operations	4.45		0.90	(9.61)	7.66	5.20	2.00
Distributions:
Dividends from net investment income	(0.05)		—	(0.08)	(0.00)*	—	—
Dividends from net realized gains	—		—	(4.13)	(1.47)	—	(2.02)
Total distributions**	(0.05)		—	(4.21)	(1.47)	—	(2.02)
Net asset value, end of period	$21.40		$17.00	$16.10	$29.92	$23.73	$18.53
Ratios and supplemental data:
Total return(c)	26.12%		5.59%	(36.54%)	33.13%	28.06%	13.32%
Net assets, end of period (000)	$172,916		$141,782	$120,520	$216,723	$156,321	$134,562
Ratio of net expenses to average net assets	0.95	%(d)	0.91%	0.85%	0.85%	0.85%	0.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.11	%(d)	1.24%	1.39%	1.31%	1.28%	1.23%
Ratio of net investment income (loss) to average net assets	0.04	%(d)	0.52%	1.28%	0.43%	0.05%	0.75%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.
www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.21		$16.28	$30.20	$23.93	$18.67	$18.66
Income from investment operations:
Net investment income (loss)(a)	0.02	(b)	0.11	0.31	0.15	0.05	0.20
Net realized and unrealized gain (loss)	4.49		0.82	(10.00)	7.61	5.21	1.83
Total from investment operations	4.51		0.93	(9.69)	7.76	5.26	2.03
Distributions:
Dividends from net investment income	(0.07)		—	(0.10)	(0.02)	—	—
Dividends from net realized gains	—		—	(4.13)	(1.47)	—	(2.02)
Total distributions**	(0.07)		—	(4.23)	(1.49)	—	(2.02)
Net asset value, end of period	$21.65		$17.21	$16.28	$30.20	$23.93	$18.67
Ratios and supplemental data:
Total return(c)	26.16%		5.71%	(36.47%)	33.24%	28.23%	13.41%
Net assets, end of period (000)	$6,491		$4,829	$4,332	$1,921	$1,012	$7,463
Ratio of net expenses to average net assets	0.85	%(d)	0.81%	0.75%	0.77%	0.76%	0.77%
Ratio of gross expenses to average net assets prior to expense reductions	1.01	%(d)	1.13%	1.28%	1.22%	1.17%	1.15%
Ratio of net investment income (loss) to average net assets	0.17	%(d)	0.61%	1.59%	0.51%	0.24%	1.13%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.87		$14.51	$22.25	$19.60	$14.12	$12.54
Income from investment operations:
Net investment income (loss)(a)	(0.02)		0.01	0.12	(0.05)	(0.07)	0.09
Net realized and unrealized gain (loss)	2.83		0.46	(7.79)	3.15	5.66	1.49
Total from investment operations	2.81		0.47	(7.67)	3.10	5.59	1.58
Distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.07)	—	(0.11)	—
Dividends from net realized gains	—		—	—	(0.45)	—	—
Total distributions**	(0.05)		(0.11)	(0.07)	(0.45)	(0.11)	—
Net asset value, end of period	$17.63		$14.87	$14.51	$22.25	$19.60	$14.12
Ratios and supplemental data:
Total return(b)	18.91%		3.19%	(34.55%)	15.87%	39.81%	12.60%
Net assets, end of period (000)	$40,373		$36,830	$36,890	$54,731	$31,015	$28,168
Ratio of net expenses to average net assets	1.30	%(c)	1.29%	1.30%	1.30%	1.56%	1.64%
Ratio of gross expenses to average net assets prior to expense reductions	1.68	%(c)	1.63%	1.63%	1.60%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.27	%)(c)	0.09%	0.67%	(0.21%)	(0.47%)	0.63%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	62%		137%	132%	140%	125%	78%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.67		$13.34	$20.55	$18.26	$13.16	$11.78
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.09)	(0.03)	(0.22)	(0.18)	(0.01)
Net realized and unrealized gain (loss)	2.59		0.42	(7.18)	2.96	5.28	1.39
Total from investment operations	2.53		0.33	(7.21)	2.74	5.10	1.38
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		—	—	(0.45)	—	—
Total distributions**	—		—	—	(0.45)	—	—
Net asset value, end of period	$16.20		$13.67	$13.34	$20.55	$18.26	$13.16
Ratios and supplemental data:
Total return(b)	18.43%		2.40%	(35.04%)	15.05%	38.75%	11.71%
Net assets, end of period (000)	$3,392		$3,930	$6,153	$16,050	$13,183	$13,478
Ratio of net expenses to average net assets	2.05	%(c)	2.04%	2.05%	2.05%	2.32%	2.39%
Ratio of gross expenses to average net assets prior to expense reductions	2.43	%(c)	2.38%	2.39%	2.34%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets	(1.03	%)(c)	(0.63%)	(0.16%)	(1.04%)	(1.23%)	(0.11%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.03		$14.67	$22.51	$19.78	$14.26	$12.63
Income from investment operations:
Net investment income (loss)(a)	0.00	*	0.06	0.17	0.01	(0.03)	0.12
Net realized and unrealized gain (loss)	2.86		0.45	(7.87)	3.18	5.71	1.51
Total from investment operations	2.86		0.51	(7.70)	3.19	5.68	1.63
Distributions:
Dividends from net investment income	(0.09)		(0.15)	(0.14)	(0.01)	(0.16)	—
Dividends from net realized gains	—		—	—	(0.45)	—	—
Total distributions**	(0.09)		(0.15)	(0.14)	(0.46)	(0.16)	—
Net asset value, end of period	$17.80		$15.03	$14.67	$22.51	$19.78	$14.26
Ratios and supplemental data:
Total return(b)	19.08%		3.44%	(34.39%)	16.17%	40.16%	12.91%
Net assets, end of period (000)	$322,031		$320,622	$315,858	$509,216	$193,243	$120,318
Ratio of net expenses to average net assets	1.05	%(c)	1.04%	1.05%	1.05%	1.30%	1.39%
Ratio of gross expenses to average net assets prior to expense reductions	1.43	%(c)	1.38%	1.38%	1.35%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets	(0.02	%)(c)	0.35%	0.90%	0.04%	(0.22%)	0.91%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.08		$11.50	$18.40	$14.05	$11.64	$13.61
Income from investment operations:
Net investment income (loss)(a)	(0.03)		0.01	0.02	(0.08)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	3.92		1.07	(4.94)	5.49	3.37	0.79
Total from investment operations	3.89		1.08	(4.92)	5.41	3.30	0.78
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		(0.50)	(1.98)	(1.06)	(0.89)	(2.75)
Total distributions**	—		(0.50)	(1.98)	(1.06)	(0.89)	(2.75)
Net asset value, end of period	$15.97		$12.08	$11.50	$18.40	$14.05	$11.64
Ratios and supplemental data:
Total return(b)	32.12%		9.68%	(29.36%)	39.89%	30.07%	10.28%
Net assets, end of period (000)	$25,865		$20,462	$21,143	$32,511	$21,814	$20,236
Ratio of net expenses to average net assets	1.37	%(c)	1.41%	1.40%	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets prior to expense reductions	1.39	%(c)	1.52%	1.61%	1.58%	1.65%	1.51%
Ratio of net investment income (loss) to average net assets	(0.39	%)(c)	0.04%	0.17%	(0.48%)	(0.59%)	(0.08%)
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	39%		90%	77%	72%	71%	72%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.64		$9.35	$15.45	$12.03	$10.15	$12.34
Income from investment operations:
Net investment income (loss)(a)	(0.07)		(0.07)	(0.07)	(0.18)	(0.14)	(0.09)
Net realized and unrealized gain (loss)	3.13		0.86	(4.05)	4.66	2.91	0.65
Total from investment operations	3.06		0.79	(4.12)	4.48	2.77	0.56
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		(0.50)	(1.98)	(1.06)	(0.89)	(2.75)
Total distributions**	—		(0.50)	(1.98)	(1.06)	(0.89)	(2.75)
Net asset value, end of period	$12.70		$9.64	$9.35	$15.45	$12.03	$10.15
Ratios and supplemental data:
Total return(b)	31.50%		8.99%	(29.96%)	38.88%	29.19%	9.36%
Net assets, end of period (000)	$770		$611	$726	$1,492	$4,635	$8,011
Ratio of net expenses to average net assets	2.12	%(c)	2.16%	2.15%	2.15%	2.15%	2.15%
Ratio of gross expenses to average net assets prior to expense reductions	2.14	%(c)	2.28%	2.37%	2.33%	2.40%	2.26%
Ratio of net investment income (loss) to average net assets	(1.14	%)(c)	(0.71%)	(0.59%)	(1.32%)	(1.31%)	(0.86%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.75		$12.10	$19.20	$14.59	$12.02	$13.93
Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.04	0.05	(0.04)	(0.04)	0.02
Net realized and unrealized gain (loss)	4.12		1.13	(5.17)	5.71	3.50	0.82
Total from investment operations	4.11		1.17	(5.12)	5.67	3.46	0.84
Distributions:
Dividends from net investment income	(0.01)		(0.02)	—	—	—	—
Dividends from net realized gains	—		(0.50)	(1.98)	(1.06)	(0.89)	(2.75)
Total distributions**	(0.01)		(0.52)	(1.98)	(1.06)	(0.89)	(2.75)
Net asset value, end of period	$16.85		$12.75	$12.10	$19.20	$14.59	$12.02
Ratios and supplemental data:
Total return(b)	32.20%		9.98%	(29.20%)	40.29%	30.46%	10.52%
Net assets, end of period (000)	$93,127		$66,181	$51,538	$103,256	$65,062	$52,619
Ratio of net expenses to average net assets	1.12	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.13	%(c)	1.25%	1.36%	1.33%	1.40%	1.26%
Ratio of net investment income (loss) to average net assets	(0.14	%)(c)	0.28%	0.37%	(0.23%)	(0.34%)	0.14%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) calculated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,			June 23, 2020• through October 31,
	2024		2023	2022	2021	2020
Net asset value, beginning of period	$12.76		$12.11	$19.21	$14.59	$13.19
Income from investment operations:
Net investment income (loss)(a)	(0.00	)*	0.05	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	4.12		1.13	(5.10)	5.71	1.42
Total from investment operations	4.12		1.18	(5.12)	5.68	1.40
Distributions:
Dividends from net investment income	(0.02)		(0.03)	—	—	—
Dividends from net realized gains	—		(0.50)	(1.98)	(1.06)	—
Total distributions**	(0.02)		(0.53)	(1.98)	(1.06)	—
Net asset value, end of period	$16.86		$12.76	$12.11	$19.21	$14.59
Ratios and supplemental data:
Total return(b)	32.31%		10.04%	(29.18%)	40.36%	10.61%
Net assets, end of period (000)	$68		$93	$11	$168	$120
Ratio of net expenses to average net assets	1.05	%(c)	1.06%	1.12%	1.09%	1.09	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.07	%(c)	1.14%	1.35%	1.27%	1.36	%(c)
Ratio of net investment income (loss) to average net assets	(0.05	%)(c)	0.35%	(0.12%)	(0.18%)	(0.45	%)(c)

•  Commencement of operations.

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.57		$9.15	$12.72	$10.02	$8.51	$8.99
Income from investment operations:
Net investment income (loss)(a)	(0.02)		0.00	(0.03)	(0.04)	0.07	0.10
Net realized and unrealized gain (loss)	2.27		0.46	(2.88)	3.42	1.55	0.37
Total from investment operations	2.25		0.46	(2.91)	3.38	1.62	0.47
Distributions:
Dividends from net investment income	(0.03)		(0.04)	—	(0.05)	(0.02)	(0.07)
Dividends from net realized gains	—		—	(0.66)	(0.63)	(0.09)	(0.88)
Total distributions**	(0.03)		(0.04)	(0.66)	(0.68)	(0.11)	(0.95)
Net asset value, end of period	$11.79		$9.57	$9.15	$12.72	$10.02	$8.51
Ratios and supplemental data:
Total return(b)	23.47%		4.97%	(23.93%)	34.84%	19.09%	6.67%
Net assets, end of period (000)	$92,021		$81,821	$86,403	$119,261	$88,618	$83,069
Ratio of net expenses to average net assets	1.22	%(c)	1.22%	1.22%	1.31%	1.53%	1.49%
Ratio of gross expenses to average net assets prior to expense reductions	1.48	%(c)	1.49%	1.46%	1.45%	1.53%	1.49%
Ratio of net investment income (loss) to average net assets	(0.41	%)(c)	(0.05%)	(0.28%)	(0.33%)	0.78%	1.20%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	36%		81%	92%	82%	119%	69%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.05		$7.73	$10.92	$8.71	$7.45	$7.98
Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.07)	(0.09)	(0.11)	0.00	0.04
Net realized and unrealized gain (loss)	1.89		0.40	(2.44)	2.95	1.35	0.31
Total from investment operations	1.84		0.33	(2.53)	2.84	1.35	0.35
Distributions:
Dividends from net investment income	(0.01)		(0.01)	—	—	—	—
Dividends from net realized gains	—		—	(0.66)	(0.63)	(0.09)	(0.88)
Total distributions**	(0.01)		(0.01)	(0.66)	(0.63)	(0.09)	(0.88)
Net asset value, end of period	$9.88		$8.05	$7.73	$10.92	$8.71	$7.45
Ratios and supplemental data:
Total return(b)	22.93%		4.22%	(24.43%)	33.77%	18.22%	5.87%
Net assets, end of period (000)	$9,354		$7,317	$7,528	$10,032	$8,946	$14,742
Ratio of net expenses to average net assets	1.97	%(c)	1.97%	1.97%	2.07%	2.28%	2.28%
Ratio of gross expenses to average net assets prior to expense reductions	2.23	%(c)	2.24%	2.21%	2.20%	2.28%	2.28%
Ratio of net investment income (loss) to average net assets	(1.15	%)(c)	(0.80%)	(1.03%)	(1.09%)	0.01%	0.50%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.98		$9.53	$13.18	$10.36	$8.79	$9.25
Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.02	(0.02)	(0.01)	0.09	0.13
Net realized and unrealized gain (loss)	2.37		0.48	(2.96)	3.54	1.60	0.38
Total from investment operations	2.36		0.50	(2.98)	3.53	1.69	0.51
Distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.01)	(0.08)	(0.03)	(0.09)
Dividends from net realized gains	—		—	(0.66)	(0.63)	(0.09)	(0.88)
Total distributions**	(0.05)		(0.05)	(0.67)	(0.71)	(0.12)	(0.97)
Net asset value, end of period	$12.29		$9.98	$9.53	$13.18	$10.36	$8.79
Ratios and supplemental data:
Total return(b)	23.65%		5.21%	(23.66%)	35.16%	19.33%	6.95%
Net assets, end of period (000)	$138,917		$107,198	$117,790	$152,596	$65,909	$53,594
Ratio of net expenses to average net assets	0.97	%(c)	0.97%	0.97%	1.04%	1.28%	1.25%
Ratio of gross expenses to average net assets prior to expense reductions	1.23	%(c)	1.24%	1.21%	1.20%	1.28%	1.25%
Ratio of net investment income (loss) to average net assets	(0.15	%)(c)	0.20%	(0.14%)	(0.09%)	1.01%	1.47%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30, 2024		Year Ended October 31, 2023	March 31, 2022• through October 31, 2022
Net asset value, beginning of period	$7.54		$7.65	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.00 *	0.05
Net realized and unrealized gain (loss)	2.09		(0.06)	(2.40)
Total from investment operations	2.08		(0.06)	(2.35)
Distributions:
Dividends from net investment income	—		(0.05)	—
Dividends from net realized gains	—		—	—
Total distributions**	—		(0.05)	—
Net asset value, end of period	$9.62		$7.54	$7.65
Ratios and supplemental data:
Total return(b)	27.59%		(0.87%)	(23.50%)
Net assets, end of period (000)	$99		$20	$13
Ratio of net expenses to average net assets	1.35	%(c)	1.35%	2.66	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	5.93	%(c)	9.06%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.31	%)(c)	(0.04%)	(9.66	%)(c)
	(Unaudited) Six Months Ended April 30, 2024		Year Ended October 31, 2023	March 31, 2022• through October 31, 2022
Portfolio turnover rate(d)	51%		126%	64%

•  Commencement of operations.

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30, 2024		Year Ended October 31, 2023	March 31, 2022• through October 31, 2022
Net asset value, beginning of period	$7.46		$7.62	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.07)	0.01
Net realized and unrealized gain (loss)	2.08		(0.05)	(2.39)
Total from investment operations	2.02		(0.12)	(2.38)
Distributions:
Dividends from net investment income	—		(0.04)	—
Dividends from net realized gains	—		—	—
Total distributions**	—		(0.04)	—
Net asset value, end of period	$9.48		$7.46	$7.62
Ratios and supplemental data:
Total return(b)	27.08%		(1.62%)	(23.80%)
Net assets, end of period (000)	$10		$7	$8
Ratio of net expenses to average net assets	2.10	%(c)	2.09%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	6.69	%(c)	9.79%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(1.28	%)(c)	(0.92%)	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30, 2024		Year Ended October 31, 2023	March 31, 2022• through October 31, 2022
Net asset value, beginning of period	$7.56		$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.01	0.06
Net realized and unrealized gain (loss)	2.11		(0.05)	(2.40)
Total from investment operations	2.10		(0.04)	(2.34)
Distributions:
Dividends from net investment income	—		(0.06)	—
Dividends from net realized gains	—		—	—
Total distributions**	—		(0.06)	—
Net asset value, end of period	$9.66		$7.56	$7.66
Ratios and supplemental data:
Total return(b)	27.61%		(0.48%)	(23.40%)
Net assets, end of period (000)	$3,710		$2,327	$1,740
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	5.68	%(c)	8.80%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.23	%)(c)	0.17%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) calculated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	(Unaudited) Six Months Ended April 30, 2024		Year Ended October 31, 2023	March 31, 2022• through October 31, 2022
Net asset value, beginning of period	$7.56		$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.01)		0.01	0.06
Net realized and unrealized gain (loss)	2.11		(0.05)	(2.40)
Total from investment operations	2.10		(0.04)	(2.34)
Distributions:
Dividends from net investment income	—		(0.06)	—
Dividends from net realized gains	—		—	—
Total distributions**	—		(0.06)	—
Net asset value, end of period	$9.66		$7.56	$7.66
Ratios and supplemental data:
Total return(b)	27.61%		(0.48%)	(23.40%)
Net assets, end of period (000)	$10		$8	$8
Ratio of net expenses to average net assets	1.09	%(c)	1.07%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	5.67	%(c)	8.78%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.25	%)(c)	0.19%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.38		$8.67	$10.61	$10.85	$10.53	$9.81
Income from investment operations:
Net investment income (loss)(a)	0.16		0.30	0.24	0.19	0.21	0.27
Net realized and unrealized gain (loss)	0.30		(0.27)	(1.81)	(0.19)	0.33	0.72
Total from investment operations	0.46		0.03	(1.57)	—	0.54	0.99
Distributions:
Dividends from net investment income	(0.18)		(0.32)	(0.24)	(0.23)	(0.22)	(0.27)
Dividends from net realized gains	—		—	(0.13)	(0.01)	—	—
Total distributions**	(0.18)		(0.32)	(0.37)	(0.24)	(0.22)	(0.27)
Net asset value, end of period	$8.66		$8.38	$8.67	$10.61	$10.85	$10.53
Ratios and supplemental data:
Total return(b)	5.41%		0.18%	(15.13%)	0.01%	5.18%	10.24%
Net assets, end of period (000)	$11,137		$11,764	$14,662	$22,394	$24,376	$22,565
Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.15	%(c)	1.24%	1.15%	1.01%	1.03%	1.09%
Ratio of net investment income (loss) to average net assets	3.53	%(c)	3.36%	2.48%	1.77%	2.00%	2.67%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	23%		41%	28%	51%	61%	64%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.38		$8.67	$10.61	$10.85	$10.53	$9.81
Income from investment operations:
Net investment income (loss)(a)	0.12		0.23	0.17	0.11	0.14	0.20
Net realized and unrealized gain (loss)	0.30		(0.27)	(1.81)	(0.19)	0.32	0.72
Total from investment operations	0.42		(0.04)	(1.64)	(0.08)	0.46	0.92
Distributions:
Dividends from net investment income	(0.14)		(0.25)	(0.17)	(0.15)	(0.14)	(0.20)
Dividends from net realized gains	—		—	(0.13)	(0.01)	—	—
Total distributions**	(0.14)		(0.25)	(0.30)	(0.16)	(0.14)	(0.20)
Net asset value, end of period	$8.66		$8.38	$8.67	$10.61	$10.85	$10.53
Ratios and supplemental data:
Total return(b)	5.02%		(0.57%)	(15.76%)	(0.74%)	4.40%	9.42%
Net assets, end of period (000)	$210		$323	$549	$800	$1,777	$2,929
Ratio of net expenses to average net assets	1.65	%(c)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets prior to expense reductions	1.91	%(c)	1.99%	1.90%	1.76%	1.77%	1.84%
Ratio of net investment income (loss) to average net assets	2.80	%(c)	2.60%	1.72%	1.02%	1.28%	1.98%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.39		$8.68	$10.61	$10.85	$10.54	$9.81
Income from investment operations:
Net investment income (loss)(a)	0.16		0.32	0.26	0.22	0.24	0.30
Net realized and unrealized gain (loss)	0.31		(0.27)	(1.79)	(0.20)	0.32	0.73
Total from investment operations	0.47		0.05	(1.53)	0.02	0.56	1.03
Distributions:
Dividends from net investment income	(0.19)		(0.34)	(0.27)	(0.25)	(0.25)	(0.30)
Dividends from net realized gains	—		—	(0.13)	(0.01)	—	—
Total distributions**	(0.19)		(0.34)	(0.40)	(0.26)	(0.25)	(0.30)
Net asset value, end of period	$8.67		$8.39	$8.68	$10.61	$10.85	$10.54
Ratios and supplemental data:
Total return(b)	5.41%		0.55%	(14.92%)	0.17%	5.34%	10.62%
Net assets, end of period (000)	$32,168		$19,236	$18,622	$43,979	$60,602	$35,570
Ratio of net expenses to average net assets	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.87	%(c)	0.99%	0.88%	0.76%	0.77%	0.84%
Ratio of net investment income (loss) to average net assets	3.73	%(c)	3.61%	2.65%	2.02%	2.21%	2.92%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.22		$7.30	$8.58	$7.96	$8.34	$8.37
Income from investment operations:
Net investment income (loss)(a)	0.23		0.45	0.37	0.35	0.43	0.48
Net realized and unrealized gain (loss)	0.39		(0.07)	(1.27)	0.66	(0.35)	(0.01)
Total from investment operations	0.62		0.38	(0.90)	1.01	0.08	0.47
Distributions:
Dividends from net investment income	(0.26)		(0.46)	(0.38)	(0.27)	(0.46)	(0.50)
Dividends from net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	(0.12)	—	—
Total distributions**	(0.26)		(0.46)	(0.38)	(0.39)	(0.46)	(0.50)
Net asset value, end of period	$7.58		$7.22	$7.30	$8.58	$7.96	$8.34
Ratios and supplemental data:
Total return(b)	8.59%		5.22%	(10.67%)	12.88%	1.13%	5.85%
Net assets, end of period (000)	$26,318		$25,252	$26,775	$34,550	$30,580	$35,124
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets prior to expense reductions	1.42	%(c)	1.43%	1.40%	1.33%	1.37%	1.23%
Ratio of net investment income (loss) to average net assets	6.21	%(c)	6.12%	4.71%	4.10%	5.34%	5.71%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	19%		25%	30%	49%	52%	46%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.74		$7.80	$9.14	$8.45	$8.82	$8.82
Income from investment operations:
Net investment income (loss)(a)	0.22		0.43	0.33	0.31	0.40	0.45
Net realized and unrealized gain (loss)	0.42		(0.09)	(1.35)	0.71	(0.38)	(0.02)
Total from investment operations	0.64		0.34	(1.02)	1.02	0.02	0.43
Distributions:
Dividends from net investment income	(0.23)		(0.40)	(0.32)	(0.21)	(0.39)	(0.43)
Dividends from net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	(0.12)	—	—
Total distributions**	(0.23)		(0.40)	(0.32)	(0.33)	(0.39)	(0.43)
Net asset value, end of period	$8.15		$7.74	$7.80	$9.14	$8.45	$8.82
Ratios and supplemental data:
Total return(b)	8.26%		4.35%	(11.35%)	12.11%	0.38%	5.04%
Net assets, end of period (000)	$394		$438	$471	$677	$981	$1,887
Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses to average net assets prior to expense reductions	2.17	%(c)	2.18%	2.15%	2.08%	2.11%	2.08%
Ratio of net investment income (loss) to average net assets	5.46	%(c)	5.37%	3.95%	3.38%	4.67%	5.16%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.
www.calamos.com

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.22		$7.30	$8.58	$7.96	$8.34	$8.37
Income from investment operations:
Net investment income (loss)(a)	0.24		0.47	0.39	0.37	0.44	0.50
Net realized and unrealized gain (loss)	0.39		(0.07)	(1.27)	0.67	(0.34)	(0.01)
Total from investment operations	0.63		0.40	(0.88)	1.04	0.10	0.49
Distributions:
Dividends from net investment income	(0.27)		(0.48)	(0.40)	(0.30)	(0.48)	(0.52)
Dividends from net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	(0.12)	—	—
Total distributions**	(0.27)		(0.48)	(0.40)	(0.42)	(0.48)	(0.52)
Net asset value, end of period	$7.58		$7.22	$7.30	$8.58	$7.96	$8.34
Ratios and supplemental data:
Total return(b)	8.72%		5.48%	(10.45%)	13.16%	1.38%	6.11%
Net assets, end of period (000)	$8,438		$7,786	$9,150	$9,267	$6,716	$7,003
Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of gross expenses to average net assets prior to expense reductions	1.17	%(c)	1.18%	1.15%	1.08%	1.12%	0.99%
Ratio of net investment income (loss) to average net assets	6.46	%(c)	6.36%	4.98%	4.34%	5.56%	5.97%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.30		$9.28	$9.91	$10.23	$10.20	$9.98
Income from investment operations:
Net investment income (loss)(a)	0.17		0.28	0.13	0.15	0.21	0.25
Net realized and unrealized gain (loss)	0.15		0.07	(0.62)	(0.07)	0.12	0.23
Total from investment operations	0.32		0.35	(0.49)	0.08	0.33	0.48
Distributions:
Dividends from net investment income	(0.23)		(0.33)	(0.14)	(0.31)	(0.25)	(0.26)
Dividends from net realized gains	—		—	—	(0.09)	(0.05)	(0.00)*
Total distributions**	(0.23)		(0.33)	(0.14)	(0.40)	(0.30)	(0.26)
Net asset value, end of period	$9.39		$9.30	$9.28	$9.91	$10.23	$10.20
Ratios and supplemental data:
Total return(b)	3.43%		3.79%	(4.99%)	0.85%	3.24%	4.84%
Net assets, end of period (000)	$3,533		$3,523	$2,128	$2,661	$3,225	$601
Ratio of net expenses to average net assets	0.63	%(c)	0.63%	0.63%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.63	%(c)	0.63%	0.63%	0.65%	0.68%	0.74%
Ratio of net investment income (loss) to average net assets	3.66	%(c)	2.94%	1.36%	1.51%	2.12%	2.47%
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Portfolio turnover rate(d)	23%		41%	48%	44%	41%	132%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

www.calamos.com

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(Unaudited) Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.29		$9.28	$9.91	$10.23	$10.20	$9.98
Income from investment operations:
Net investment income (loss)(a)	0.18		0.30	0.15	0.17	0.25	0.28
Net realized and unrealized gain (loss)	0.15		0.06	(0.62)	(0.06)	0.10	0.22
Total from investment operations	0.33		0.36	(0.47)	0.11	0.35	0.50
Distributions:
Dividends from net investment income	(0.24)		(0.35)	(0.16)	(0.34)	(0.27)	(0.28)
Dividends from net realized gains	—		—	—	(0.09)	(0.05)	(0.00)*
Total distributions**	(0.24)		(0.35)	(0.16)	(0.43)	(0.32)	(0.28)
Net asset value, end of period	$9.38		$9.29	$9.28	$9.91	$10.23	$10.20
Ratios and supplemental data:
Total return(b)	3.56%		3.93%	(4.77%)	1.11%	3.49%	5.09%
Net assets, end of period (000)	$357,628		$354,109	$356,908	$306,398	$176,439	$217,552
Ratio of net expenses to average net assets	0.38	%(c)	0.39%	0.38%	0.40%	0.40%	0.40%
Ratio of gross expenses to average net assets prior to expense reductions	0.38	%(c)	0.39%	0.38%	0.40%	0.42%	0.47%
Ratio of net investment income (loss) to average net assets	3.92	%(c)	3.17%	1.58%	1.73%	2.44%	2.73%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) calculated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (36.2%)
		Communication Services (2.5%)
7,500,000		Bandwidth, Inc.~ 0.500%, 04/01/28	$5,436,825
3,000,000		0.250%, 03/01/26	2,641,800
1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	6,294,265
10,000,000		JOYY, Inc.~ 1.375%, 06/15/26	9,910,500
15,000,000		Live Nation Entertainment, Inc.~^ 3.125%, 01/15/29	16,318,650
8,000,000		Lyft, Inc.~ 1.500%, 05/15/25	7,722,720
6,000,000		0.625%, 03/01/29*	6,210,300
15,000,000		Match Group Financeco 2, Inc.~* 0.875%, 06/15/26	13,529,100
15,000,000		Match Group Financeco 3, Inc.~* 2.000%, 01/15/30	12,244,200
7,707,000		Perficient, Inc.~ 0.125%, 11/15/26	6,776,611
80,040,000		Sea, Ltd.~ 0.250%, 09/15/26	68,839,202
9,614,000		1.000%, 12/01/24	12,728,359
60,897,000		Snap, Inc.~ 0.000%, 05/01/27	49,742,497
40,000,000		0.125%, 03/01/28	31,297,600
4,000,000		0.250%, 05/01/25	4,093,160
7,500,000		Sphere Entertainment Company~* 3.500%, 12/01/28	9,784,800
23,479,000		TechTarget, Inc. 0.000%, 12/15/26	22,398,496
15,000,000		TripAdvisor, Inc.~ 0.250%, 04/01/26	13,952,850
4,000,000		Weibo Corp.~* 1.375%, 12/01/30	3,899,160
20,000,000		Ziff Davis, Inc.~ 1.750%, 11/01/26	18,168,200
18,000,000		Zillow Group, Inc.~ 0.750%, 09/01/24	19,348,920
15,000,000		1.375%, 09/01/26^	17,320,350
			358,658,565
		Consumer Discretionary (6.1%)
91,893,000		Airbnb, Inc.~ 0.000%, 03/15/26	84,627,020
2,800,000		Booking Holdings, Inc.~ 0.750%, 05/01/25	5,144,580
22,500,000		Carnival Corp.~ 5.750%, 10/01/24	34,574,850
20,000,000		5.750%, 12/01/27	28,252,400
PRINCIPAL AMOUNT			VALUE
3,009,000		Cheesecake Factory, Inc.~ 0.375%, 06/15/26	$2,659,234
7,500,000		Cracker Barrel Old Country Store, Inc.~ 0.625%, 06/15/26	6,572,550
35,000,000	EUR	Delivery Hero, SE 1.500%, 01/15/28	28,796,166
25,000,000		DISH Network Corp. 0.000%, 12/15/25	18,350,000
50,000,000		DraftKings Holdings, Inc.~ 0.000%, 03/15/28	41,617,000
60,000,000		Etsy, Inc.~ 0.250%, 06/15/28	47,322,000
30,000,000		0.125%, 10/01/26	31,629,900
18,500,000		Farfetch, Ltd. 3.750%, 05/01/27	721,500
30,000,000		Fiverr International, Ltd.~ 0.000%, 11/01/25	27,307,500
10,000,000		Ford Motor Company~ 0.000%, 03/15/26	9,982,700
6,500,000		Groupon, Inc.~ 1.125%, 03/15/26	5,063,630
15,000,000		Guess?, Inc. 3.750%, 04/15/28	19,803,300
15,000,000		Li Auto, Inc. 0.250%, 05/01/28	17,210,100
10,000,000		Liberty Broadband Corp.~* 3.125%, 03/31/53	9,295,300
50,000,000		Lucid Group, Inc.~* 1.250%, 12/15/26	22,924,000
13,000,000		Luminar Technologies, Inc.~* 1.250%, 12/15/26	3,563,040
10,000,000		Marriott Vacations Worldwide Corp.~ 3.250%, 12/15/27	9,168,500
7,000,000		0.000%, 01/15/26	6,512,450
20,000,000		Meituan 0.000%, 04/27/27	18,819,600
25,000,000		NIO, Inc.~* 3.875%, 10/15/29	16,636,250
15,000,000		4.625%, 10/15/30	9,529,200
20,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	18,998,660
6,750,000		PDD Holdings, Inc.~ 0.000%, 10/01/24	19,867,882
37,500,000		Peloton Interactive, Inc.~^ 0.000%, 02/15/26	30,721,125
5,000,000		Porch Group, Inc.~* 0.750%, 09/15/26	2,894,500
37,500,000		Rivian Automotive, Inc.~ 4.625%, 03/15/29	25,614,750
35,000,000		3.625%, 10/15/30^*	20,508,600
30,000,000		Royal Caribbean Cruises, Ltd.~ 6.000%, 08/15/25	85,513,500

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
10,245,000		Shake Shack, Inc.~ 0.000%, 03/01/28	$9,286,990
10,833,000		Stride, Inc.~ 1.125%, 09/01/27	14,941,849
7,500,000		Vail Resorts, Inc.~ 0.000%, 01/01/26	6,816,525
57,500,000		Wayfair, Inc. 3.500%, 11/15/28~*	76,618,175
35,555,000		3.250%, 09/15/27~	39,219,654
12,500,000		1.000%, 08/15/26^	11,139,625
5,000,000		Winnebago Industries, Inc.~* 3.250%, 01/15/30	4,942,450
7,029,000		Wynn Macau, Ltd.~* 4.500%, 03/07/29	7,513,650
			880,680,705
		Consumer Staples (0.3%)
36,755,000		Beyond Meat, Inc.~ 0.000%, 03/15/27	8,684,104
8,000,000		Freshpet, Inc.~^ 3.000%, 04/01/28	13,415,200
15,000,000		Post Holdings, Inc.~ 2.500%, 08/15/27	16,816,500
			38,915,804
		Energy (1.5%)
15,000,000		Chesapeake Energy Corp. 0.000%, 09/15/26	337,500
5,000,000		Northern Oil & Gas, Inc.~ 3.625%, 04/15/29	6,189,400
71,500,000		Pioneer Natural Resources Company~ 0.250%, 05/15/25	209,963,325
6,000,000		World Kinect Corp.~* 3.250%, 07/01/28	6,166,980
			222,657,205
		Financials (1.2%)
30,056,000		Affirm Holdings, Inc.~ 0.000%, 11/15/26	24,962,410
45,468,000		Coinbase Global, Inc.~ 0.250%, 04/01/30*	41,119,440
30,000,000		0.500%, 06/01/26^	30,435,900
11,000,000		Federal Realty OP, LP~* 3.250%, 01/15/29	10,724,010
15,000,000		Global Payments, Inc.~* 1.500%, 03/01/31	14,962,050
75,000,000	HKD	Link CB, Ltd. 4.500%, 12/12/27	9,551,242
7,500,000		Rexford Industrial Realty, LP* 4.375%, 03/15/27	7,297,500
7,500,000		4.125%, 03/15/29	7,214,250
10,000,000		SoFi Technologies, Inc.~* 0.000%, 10/15/26	8,571,700
PRINCIPAL AMOUNT		VALUE
5,000,000	Starwood Property Trust, Inc.~^ 6.750%, 07/15/27	$5,134,000
15,000,000	Ventas Realty, LP~* 3.750%, 06/01/26	14,966,850
		174,939,352
	Health Care (3.5%)
30,000,000	Alnylam Pharmaceuticals, Inc.~ 1.000%, 09/15/27	27,648,000
10,000,000	Amphastar Pharmaceuticals, Inc.~* 2.000%, 03/15/29	9,739,300
8,500,000	Ascendis Pharma, A/S~^ 2.250%, 04/01/28	9,385,360
10,000,000	Bridgebio Pharma, Inc.~ 2.500%, 03/15/27^	9,922,300
10,000,000	2.250%, 02/01/29	7,813,600
14,942,000	Cerevel Therapeutics Holdings, Inc.* 2.500%, 08/15/27	16,827,083
3,759,000	Coherus Biosciences, Inc.~ 1.500%, 04/15/26	2,360,163
27,500,000	CONMED Corp.~ 2.250%, 06/15/27	24,272,875
3,188,000	CryoPort, Inc.~* 0.750%, 12/01/26	2,776,876
40,000,000	Dexcom, Inc.* 0.375%, 05/15/28	40,636,000
5,500,000	Enovis Corp.~^* 3.875%, 10/15/28	6,503,530
9,000,000	Envista Holdings Corp.~^* 1.750%, 08/15/28	7,680,240
37,000,000	Halozyme Therapeutics, Inc.~ 1.000%, 08/15/28	34,916,900
10,000,000	Innoviva, Inc.~ 2.125%, 03/15/28	8,755,000
9,000,000	Insmed, Inc.~^ 0.750%, 06/01/28	9,218,430
27,500,000	Insulet Corp.~ 0.375%, 09/01/26	28,365,975
8,501,000	Integer Holdings Corp.~ 2.125%, 02/15/28	11,822,171
17,366,000	Ionis Pharmaceuticals, Inc.~* 1.750%, 06/15/28	17,701,858
5,000,000	iRhythm Technologies, Inc.* 1.500%, 09/01/29	5,072,300
9,500,000	Ironwood Pharmaceuticals, Inc.~ 1.500%, 06/15/26	9,377,165
5,000,000	0.750%, 06/15/24	4,965,450
15,000,000	Jazz Investments I, Ltd.~ 2.000%, 06/15/26	14,471,400
5,000,000	Lantheus Holdings, Inc.~ 2.625%, 12/15/27	5,654,650

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
7,250,000		Livongo Health, Inc.~ 0.875%, 06/01/25	$6,871,550
10,000,000		Merit Medical Systems, Inc.~* 3.000%, 02/01/29	10,750,400
5,000,000		Mesa Laboratories, Inc.~ 1.375%, 08/15/25	4,711,450
10,000,000		Natera, Inc.~ 2.250%, 05/01/27	24,740,800
10,000,000		NeoGenomics, Inc.~ 0.250%, 01/15/28	7,889,000
12,500,000		Omnicell, Inc.~ 0.250%, 09/15/25	11,751,875
4,000,000		Revance Therapeutics, Inc.~ 1.750%, 02/15/27	2,694,600
45,000,000		Sarepta Therapeutics, Inc.~ 1.250%, 09/15/27	51,640,650
28,922,000		Shockwave Medical, Inc.~* 1.000%, 08/15/28	36,758,416
12,500,000		SmileDirectClub, Inc.*@ 0.000%, 02/01/26	43,750
5,000,000		Tandem Diabetes Care, Inc.* 1.500%, 03/15/29	6,368,800
16,250,000		Teladoc Health, Inc.~^ 1.250%, 06/01/27	13,705,737
10,500,000		Veradigm, Inc. 0.875%, 01/01/27	11,027,415
			504,841,069
		Industrials (1.9%)
5,000,000		Air Transport Services Group, Inc.~* 3.875%, 08/15/29	4,053,900
17,500,000		American Airlines Group, Inc.~ 6.500%, 07/01/25	19,138,700
15,000,000		Axon Enterprise, Inc.~ 0.500%, 12/15/27	21,857,700
11,000,000		Bloom Energy Corp.~* 3.000%, 06/01/28	9,974,030
15,000,000		Chart Industries, Inc.~ 1.000%, 11/15/24	37,023,000
17,500,000		Fluor Corp.~^* 1.125%, 08/15/29	19,066,600
7,000,000		Granite Construction, Inc.* 3.750%, 05/15/28	9,367,190
6,600,000		Greenbrier Companies, Inc.~ 2.875%, 04/15/28	7,124,898
20,000,000		John Bean Technologies Corp.~ 0.250%, 05/15/26	18,069,200
16,467,000		Middleby Corp.~ 1.000%, 09/01/25	19,405,042
15,000,000	EUR	Safran, SA 0.875%, 05/15/27	33,417,198
20,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	18,472,290
PRINCIPAL AMOUNT		VALUE
4,000,000	Stem, Inc.~* 0.500%, 12/01/28	$1,863,240
7,500,000	Tetra Tech, Inc.~^* 2.250%, 08/15/28	8,519,925
27,000,000	Uber Technologies, Inc.~* 0.875%, 12/01/28	30,505,950
20,000,000	Upwork, Inc.~ 0.250%, 08/15/26	17,527,600
15,000,000	Virgin Galactic Holdings, Inc.~* 2.500%, 02/01/27	3,931,200
		279,317,663
	Information Technology (16.0%)
5,000,000	Advanced Energy Industries, Inc.~* 2.500%, 09/15/28	4,956,550
58,500,000	Akamai Technologies, Inc.~ 0.375%, 09/01/27^	59,395,050
55,000,000	0.125%, 05/01/25^	62,089,500
45,000,000	1.125%, 02/15/29*	44,330,400
10,000,000	Altair Engineering, Inc.~ 1.750%, 06/15/27	12,529,500
47,760,000	Alteryx, Inc. 1.000%, 08/01/26	47,607,646
17,769,000	0.500%, 08/01/24	17,705,565
16,398,000	Bentley Systems, Inc.~ 0.125%, 01/15/26	16,661,680
15,000,000	BigCommerce Holdings, Inc.~ 0.250%, 10/01/26	12,619,200
20,000,000	BILL Holdings, Inc.~ 0.000%, 04/01/27	17,023,600
58,467,000	Blackline, Inc.~ 0.000%, 03/15/26	52,601,591
24,000,000	0.125%, 08/01/24	23,919,120
60,000,000	Block, Inc.~ 0.125%, 03/01/25	59,424,000
20,000,000	0.250%, 11/01/27	16,408,000
17,000,000	0.000%, 05/01/26	15,189,330
25,000,000	Box, Inc.~ 0.000%, 01/15/26	28,478,250
16,350,000	Ceridian HCM Holding, Inc.~ 0.250%, 03/15/26	14,942,265
60,000,000	Cloudflare, Inc.~ 0.000%, 08/15/26	54,738,600
55,000,000	Confluent, Inc.~^ 0.000%, 01/15/27	46,737,900
10,000,000	CSG Systems International, Inc.~* 3.875%, 09/15/28	9,497,800
15,000,000	CyberArk Software, Ltd.~ 0.000%, 11/15/24	23,047,800
50,000,000	DigitalOcean Holdings, Inc.~^ 0.000%, 12/01/26	41,780,000
27,750,000	Dropbox, Inc.~ 0.000%, 03/01/28	25,368,773
23,000,000	0.000%, 03/01/26	21,571,010

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
16,000,000	Enphase Energy, Inc.~ 0.000%, 03/01/28	$13,281,280
10,000,000	0.000%, 03/01/26	9,050,600
10,000,000	Envestnet, Inc.~ 2.625%, 12/01/27	10,725,900
6,000,000	0.750%, 08/15/25	5,857,020
14,190,000	Everbridge, Inc. 0.000%, 03/15/26	13,993,752
10,000,000	Evolent Health, Inc.~* 3.500%, 12/01/29	10,432,100
10,000,000	Fastly, Inc.~ 0.000%, 03/15/26	9,097,900
15,000,000	Five9, Inc.~ 0.500%, 06/01/25	14,137,650
9,577,000	1.000%, 03/15/29*	9,503,927
17,000,000	Guidewire Software, Inc.~^ 1.250%, 03/15/25	18,921,170
15,000,000	Infinera Corp.~ 3.750%, 08/01/28*	14,914,050
6,000,000	3.750%, 08/01/28	5,955,060
13,000,000	Insight Enterprises, Inc.~^ 0.750%, 02/15/25	34,798,790
10,000,000	Interdigital, Inc.~ 3.500%, 06/01/27	13,560,300
15,000,000	Itron, Inc.~ 0.000%, 03/15/26	15,254,250
15,000,000	Jamf Holding Corp.~ 0.125%, 09/01/26	13,293,000
8,000,000	Lenovo Group, Ltd. 2.500%, 08/26/29	9,611,680
17,500,000	LivePerson, Inc.~ 0.000%, 12/15/26	6,690,600
50,500,000	Lumentum Holdings, Inc.~ 0.500%, 12/15/26^	44,326,375
12,500,000	0.500%, 06/15/28	9,530,625
10,000,000	1.500%, 12/15/29^*	8,949,000
10,000,000	Marathon Digital Holdings, Inc.~ 1.000%, 12/01/26	8,287,600
25,000,000	MicroStrategy, Inc.~ 0.875%, 03/15/31*	19,970,750
25,000,000	0.625%, 03/15/30*	24,165,000
24,523,000	0.000%, 02/15/27	25,093,895
7,000,000	Model N, Inc. 1.875%, 03/15/28~	6,833,540
6,975,000	2.625%, 06/01/25	7,102,573
65,500,000	MongoDB, Inc.~^ 0.250%, 01/15/26	116,505,505
40,000,000	NCL Corp., Ltd.~ 1.125%, 02/15/27	36,608,800
10,000,000	Nova, Ltd.~ 0.000%, 10/15/25	22,796,900
8,960,000	Nutanix, Inc.~ 0.250%, 10/01/27	10,852,083
PRINCIPAL AMOUNT		VALUE
38,500,000	Okta, Inc.~ 0.375%, 06/15/26	$34,941,445
22,500,000	0.125%, 09/01/25	21,265,650
70,000,000	ON Semiconductor Corp.~ 0.000%, 05/01/27	100,408,700
40,000,000	0.500%, 03/01/29	38,773,200
10,000,000	PagerDuty, Inc.~* 1.500%, 10/15/28	9,994,600
100,000,000	Palo Alto Networks, Inc.~ 0.375%, 06/01/25	292,739,000
11,000,000	Parsons Corp.~* 2.625%, 03/01/29	11,536,360
22,500,000	Pegasystems, Inc.~ 0.750%, 03/01/25	21,613,950
12,500,000	Progress Software Corp.~ 1.000%, 04/15/26	12,543,375
10,000,000	3.500%, 03/01/30*	9,780,800
5,000,000	PROS Holdings, Inc.~ 2.250%, 09/15/27	5,160,100
30,625,000	Q2 Holdings, Inc.~ 0.125%, 11/15/25	28,496,869
19,500,000	Rapid7, Inc.~ 0.250%, 03/15/27	16,875,690
10,000,000	1.250%, 03/15/29^*	9,695,900
41,100,000	RingCentral, Inc.~ 0.000%, 03/15/26	36,869,577
2,353,000	0.000%, 03/01/25	2,225,844
20,000,000	Seagate HDD Cayman~* 3.500%, 06/01/28	23,945,200
31,432,000	Shift4 Payments, Inc.~^ 0.500%, 08/01/27	28,091,407
15,000,000	0.000%, 12/15/25	15,541,800
15,000,000	Shopify, Inc.~ 0.125%, 11/01/25	14,115,000
75,000,000	Spotify USA, Inc.~ 0.000%, 03/15/26	69,890,250
25,000,000	Super Micro Computer, Inc.~* 0.000%, 03/01/29	25,568,000
35,336,000	Unity Software, Inc.~ 0.000%, 11/15/26	30,125,000
3,000,000	Varonis Systems, Inc. 1.250%, 08/15/25	4,478,190
10,000,000	Verint Systems, Inc.~ 0.250%, 04/15/26	9,130,300
5,000,000	Veritone, Inc. 1.750%, 11/15/26	1,765,750
5,000,000	Vertex, Inc.^* 0.750%, 05/01/29	5,228,750
10,000,000	Vishay Intertechnology, Inc.~* 2.250%, 09/15/30	9,614,200
45,000,000	Western Digital Corp.~^* 3.000%, 11/15/28	67,977,450
20,000,000	Wolfspeed, Inc.~ 1.875%, 12/01/29	11,458,200
15,000,000	0.250%, 02/15/28	8,873,850
10,000,000	1.750%, 05/01/26	9,303,800

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
17,862,000	Workiva, Inc.~ 1.250%, 08/15/28*	$16,088,482
7,516,000	1.125%, 08/15/26	8,668,052
7,200,000	Xerox Holdings Corp.~* 3.750%, 03/15/30	6,147,504
		2,317,657,050
	Materials (0.4%)
15,000,000	Amyris, Inc.@ 1.500%, 11/15/26	532,800
10,000,000	ATI, Inc.~ 3.500%, 06/15/25	38,516,600
3,124,000	Lithium Americas Corp.^ 1.750%, 01/15/27	2,379,895
10,000,000	MP Materials Corp.~* 3.000%, 03/01/30	9,915,000
		51,344,295
	Other (0.1%)
10,000,000	QIAGEN, NV 0.000%, 12/17/27	9,213,400
10,000,000	Upstart Holdings, Inc.~ 0.250%, 08/15/26	7,720,200
		16,933,600
	Real Estate (0.3%)
35,000,000	Redfin Corp.~ 0.500%, 04/01/27	17,411,100
20,000,000	Welltower OP, LLC~^* 2.750%, 05/15/28	22,419,200
		39,830,300
	Utilities (2.4%)
25,000,000	Alliant Energy Corp.~ 3.875%, 03/15/26	24,531,250
39,542,000	American Water Capital Corp.~* 3.625%, 06/15/26	38,477,134
25,000,000	CenterPoint Energy, Inc.~* 4.250%, 08/15/26	24,772,000
15,040,000	CMS Energy Corp.~* 3.375%, 05/01/28	14,736,342
40,000,000	Duke Energy Corp.~^ 4.125%, 04/15/26	39,578,000
22,500,000	Evergy, Inc.~* 4.500%, 12/15/27	22,524,300
30,000,000	Firstenergy Corp.* 4.000%, 05/01/26	29,614,800
25,000,000	NextEra Energy Capital Holdings, Inc.~^* 3.000%, 03/01/27	27,256,500
12,500,000	NextEra Energy Partners, LP~* 0.000%, 06/15/24	12,397,625
22,752,000	PG&E Corp.~* 4.250%, 12/01/27	22,832,315
PRINCIPAL AMOUNT		VALUE
21,922,000	PPL Capital Funding, Inc.~ 2.875%, 03/15/28	$20,841,245
60,000,000	Southern Company^ 3.875%, 12/15/25	59,898,000
8,000,000	Sunnova Energy International, Inc.~ 2.625%, 02/15/28	2,631,360
		340,090,871
	TOTAL CONVERTIBLE BONDS (Cost $4,989,505,922)	5,225,866,479
CORPORATE BONDS (1.6%)
	Airlines (0.0%)
1,950,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.~* 6.500%, 06/20/27	1,955,226
	Communication Services (0.1%)
3,257,000	Comcast Corp.~ 3.375%, 08/15/25	3,174,370
3,000,000	5.250%, 11/07/25	2,995,920
3,214,000	Netflix, Inc.~* 3.625%, 06/15/25	3,143,485
2,500,000	Verizon Communications, Inc.~ 1.450%, 03/20/26	2,322,750
		11,636,525
	Consumer Discretionary (0.2%)
5,000,000	American Honda Finance Corp.~^ 4.750%, 01/12/26	4,950,850
5,000,000	AutoZone, Inc.~ 5.050%, 07/15/26	4,964,450
4,000,000	BorgWarner, Inc.~* 5.000%, 10/01/25	3,941,560
5,000,000	Cargill, Inc.~^* 4.875%, 10/10/25	4,967,350
5,000,000	General Motors Financial Company, Inc.~ 1.250%, 01/08/26	4,649,550
5,000,000	Lowe's Companies, Inc.~ 4.400%, 09/08/25	4,929,600
1,859,000	VF Corp.~^ 2.400%, 04/23/25	1,793,563
		30,196,923
	Consumer Staples (0.1%)
5,000,000	Dollar General Corp.~ 4.150%, 11/01/25	4,889,750
5,000,000	General Mills, Inc.~ 5.241%, 11/18/25	4,973,200
		9,862,950

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Energy (0.2%)
5,000,000	Enterprise Products Operating, LLC~ 5.050%, 01/10/26	$4,974,850
5,000,000	MPLX, LP~ 4.875%, 06/01/25	4,953,550
9,000,000	PDC Energy, Inc. 5.750%, 05/15/26	8,999,370
3,000,000	Williams Companies, Inc.~ 5.400%, 03/02/26	2,988,870
		21,916,640
	Financials (0.5%)
5,000,000	Bank of America Corp.~‡ 1.530%, 12/06/25 SOFR + 0.65%	4,870,750
5,000,000	Bank of Montreal~ 4.250%, 09/14/24	4,973,150
1,000,000	5.200%, 12/12/24	997,320
5,000,000	Bank of NY Mellon Corp.~‡ 4.414%, 07/24/26 SOFR + 1.35%	4,926,250
3,500,000	Citizens Bank NA~‡ 6.064%, 10/24/25 SOFR + 1.45%	3,487,470
5,000,000	Huntington National Bank~‡ 5.699%, 11/18/25 SOFR + 1.22%	4,971,150
2,000,000	Intercontinental Exchange, Inc.~ 3.650%, 05/23/25	1,960,840
5,000,000	JPMorgan Chase & Company~‡ 2.595%, 02/24/26 SOFR + 0.92%	4,869,850
5,000,000	Mondelez International Holdings Netherlands, BV~* 4.250%, 09/15/25	4,903,100
208,000	Nasdaq, Inc. 5.650%, 06/28/25	207,909
5,000,000	PayPal Holdings, Inc.~ 2.650%, 10/01/26	4,698,200
5,000,000	PNC Financial Services Group, Inc.~‡ 5.671%, 10/28/25 SOFR + 1.09%	4,996,450
5,000,000	State Street Corp.~^‡ 5.751%, 11/04/26 SOFR + 1.35%	5,012,750
5,000,000	Toronto-Dominion Bank~ 3.766%, 06/06/25	4,903,600
5,000,000	Toyota Motor Credit Corp.~ 3.950%, 06/30/25	4,918,500
5,000,000	Truist Financial Corp.~‡ 5.900%, 10/28/26 SOFR + 1.63%	4,999,650
PRINCIPAL AMOUNT		VALUE
5,000,000	US Bancorp~‡ 5.727%, 10/21/26 SOFR + 1.43%	$4,999,100
		70,696,039
	Health Care (0.2%)
5,000,000	Amgen, Inc.~ 5.250%, 03/02/25	4,982,350
4,860,000	Baxter International, Inc.~ 1.322%, 11/29/24	4,737,868
5,000,000	CVS Health Corp.~ 5.000%, 02/20/26	4,950,650
5,000,000	Elevance Health, Inc.~ 5.350%, 10/15/25	4,983,850
4,283,000	Gilead Sciences, Inc.~^ 3.500%, 02/01/25	4,217,342
5,000,000	UnitedHealth Group, Inc.~ 5.150%, 10/15/25	4,986,800
5,000,000	Zoetis, Inc.~ 5.400%, 11/14/25	4,994,400
		33,853,260
	Industrials (0.1%)
2,500,000	Lockheed Martin Corp.~ 4.950%, 10/15/25	2,489,525
3,830,000	RTX Corp.~ 3.950%, 08/16/25	3,756,387
5,000,000	Siemens Financieringsmaatschappij, NV* 3.250%, 05/27/25	4,886,950
		11,132,862
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~ 3.400%, 06/27/26	3,347,855
3,000,000	Mercedes-Benz Finance North America, LLC~* 5.375%, 11/26/25	2,995,170
1,750,000	Roper Technologies, Inc.~ 2.350%, 09/15/24	1,727,740
5,000,000	Take-Two Interactive Software, Inc.~ 5.000%, 03/28/26	4,942,500
		13,013,265
	Materials (0.0%)
3,417,000	Sherwin-Williams Company~ 4.050%, 08/08/24	3,401,384
	Other (0.0%)
5,000,000	Diageo Capital, PLC~ 5.200%, 10/24/25	4,985,850
1,457,000	Schlumberger Holdings Corp.~* 3.750%, 05/01/24	1,457,000
		6,442,850

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~ 5.450%, 10/30/25	$4,996,250
5,000,000	Southern Company~ 5.150%, 10/06/25	4,966,700
5,000,000	WEC Energy Group, Inc.~ 5.000%, 09/27/25	4,957,050
		14,920,000
	TOTAL CORPORATE BONDS Cost ($229,689,401)	229,027,924
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.9%)
	Financials (0.3%)
849,428	Apollo Global Management, Inc.~ 6.750%, 07/31/26	51,798,119
	Health Care (0.1%)
300,000	Brightspring Health Services, Inc.~ 6.750%, 02/01/27	12,969,000
	Industrials (0.2%)
396,461	Chart Industries, Inc.~ 6.750%, 12/15/25	22,780,649
178,572	Clarivate, PLC~ 5.250%, 06/01/24	4,841,087
47,143	RBC Bearings, Inc.~^ 5.000%, 10/15/24	5,297,459
		32,919,195
	Materials (0.2%)
500,000	Albemarle Corp.~^# 7.250%, 03/01/27	27,435,000
	Utilities (0.1%)
300,000	NextEra Energy, Inc.~^ 6.926%, 09/01/25	12,225,000
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $141,724,260)	137,346,314
COMMON STOCKS (57.9%)
	Communication Services (5.2%)
972,183	Alphabet, Inc. - Class A~#	158,251,949
1,125,234	Alphabet, Inc. - Class C~#	185,258,526
1,056,979	AT&T, Inc.	17,852,375
866,540	Comcast Corp. - Class A~	33,023,839
156,633	Fox Corp. - Class A	4,857,189
195,154	Match Group, Inc.#	6,014,646
433,206	Meta Platforms, Inc. - Class A~	186,352,225
NUMBER OF SHARES		VALUE
87,191	Netflix, Inc.#	$48,010,852
139,579	T-Mobile U.S., Inc.	22,914,685
500,000	TEGNA, Inc.~	6,820,000
806,598	Verizon Communications, Inc.~	31,852,555
391,229	Walt Disney Company~	43,465,542
		744,674,383
	Consumer Discretionary (5.9%)
1,744,118	Amazon.com, Inc.~	305,220,650
149,284	Aptiv, PLC#	10,599,164
7,263	Booking Holdings, Inc.~	25,072,094
197,630	Caesars Entertainment, Inc.#	7,079,107
659,298	Capri Holdings, Ltd.~#	23,391,893
625,918	Carnival Corp.#	9,276,105
9,224	Chipotle Mexican Grill, Inc.#	29,144,150
55,372	Darden Restaurants, Inc.~	8,494,619
168,214	DR Horton, Inc.~	23,968,813
157,741	eBay, Inc.	8,129,971
805,338	Ford Motor Company~	9,784,857
302,355	General Motors Company	13,463,868
209,412	Home Depot, Inc.~	69,989,679
100,000	iRobot Corp.~#	856,000
179,939	Las Vegas Sands Corp.	7,982,094
169,413	Lowe's Companies, Inc.~	38,624,470
38,479	Lululemon Athletica, Inc.#	13,875,527
133,780	McDonald's Corp.	36,527,291
26,250	Next.e.GO, NV#	803
283,831	NIKE, Inc. - Class B~	26,186,248
430,319	Norwegian Cruise Line Holdings, Ltd.^#	8,141,635
16,911	O'Reilly Automotive, Inc.#	17,135,240
95,616	Ross Stores, Inc.~	12,387,053
232,223	Starbucks Corp.~	20,549,413
516,880	Tesla, Inc.#	94,733,766
262,776	TJX Cos., Inc.~	24,724,594
		845,339,104
	Consumer Staples (3.7%)
1,678,613	Albertsons Companies, Inc. - Class A~	34,243,705
389,256	Altria Group, Inc.~	17,053,305
158,334	Archer-Daniels-Midland Company~	9,287,872
101,754	Church & Dwight Company, Inc.	10,978,239
675,142	Coca-Cola Company	41,703,521
156,891	Colgate-Palmolive Company~	14,421,421
78,642	Constellation Brands, Inc. - Class A	19,932,601
62,309	Costco Wholesale Corp.~	45,043,176

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
48,030	Dollar General Corp.~	$6,685,296
86,760	Dollar Tree, Inc.#	10,259,370
59,696	Estee Lauder Companies, Inc. - Class A	8,758,000
171,606	General Mills, Inc.	12,091,359
126,484	Kellogg Company	7,318,364
94,269	Kimberly-Clark Corp.	12,870,547
225,962	Kroger Company	12,513,776
277,808	Mirati Therapeutics, Inc.#‡‡‡	277,808
445,028	Mondelez International, Inc. - Class A	32,015,314
195,911	Monster Beverage Corp.#	10,471,443
207,599	PepsiCo, Inc.~	36,518,740
371,885	Philip Morris International, Inc.~	35,306,762
365,241	Procter & Gamble Company	59,607,331
169,768	Sysco Corp.	12,617,158
105,054	Target Corp.~	16,911,593
1,036,350	Walmart, Inc.~	61,507,373
		528,394,074
	Energy (3.5%)
403,888	Chevron Corp.~	65,135,018
259,226	ConocoPhillips~	32,563,970
1,670,000	Enerplus Corp.	32,698,600
77,586	EOG Resources, Inc.~	10,251,438
2,018,342	Equitrans Midstream Corp.	27,308,167
476,032	Exxon Mobil Corp.~	56,300,305
473,147	Hess Corp.	74,515,921
536,957	Kinder Morgan, Inc.	9,815,574
162,292	Marathon Petroleum Corp.	29,491,702
166,652	Occidental Petroleum Corp.	11,022,363
107,639	ONEOK, Inc.	8,516,398
75,550	Phillips 66~	10,819,516
335,022	Pioneer Natural Resources Company	90,228,125
239,499	Schlumberger, NV	11,371,413
1,702,781	Southwestern Energy Company#	12,753,830
73,091	Valero Energy Corp.~	11,685,058
270,929	Williams Companies, Inc.	10,392,836
		504,870,234
	Financials (7.1%)
133,464	Aflac, Inc.~	11,164,264
104,124	Allstate Corp.~	17,707,327
119,169	American Express Company~	27,889,121
52,173	Ameriprise Financial, Inc.	21,484,320
93,077	Arthur J Gallagher & Company	21,844,241
78,257	Assurant, Inc.	13,648,021
NUMBER OF SHARES		VALUE
2,116,012	Bank of America Corp.~	$78,313,604
194,308	Bank of New York Mellon Corp.	10,976,459
280,897	Berkshire Hathaway, Inc. - Class B~	111,440,267
20,160	BlackRock, Inc.~	15,213,542
102,370	Blackstone, Inc.	11,937,366
92,520	Cboe Global Markets, Inc.	16,759,998
365,168	Charles Schwab Corp.~	27,004,174
119,964	Chubb, Ltd.~	29,827,849
294,467	Citigroup, Inc.~	18,059,661
41,929	CME Group, Inc.	8,789,996
117,927	Discover Financial Services	14,944,889
123,699	Fiserv, Inc.#	18,885,126
70,115	Global Payments, Inc.	8,608,018
113,022	Goldman Sachs Group, Inc.~	48,227,618
441,902	Huntington Bancshares, Inc.	5,952,420
46,742	Jack Henry & Associates, Inc.	7,604,456
511,233	JPMorgan Chase & Company~	98,023,815
51,863	M&T Bank Corp.	7,488,499
143,883	Marsh & McLennan Cos., Inc.	28,694,587
177,027	Mastercard, Inc. - Class A	79,874,582
156,769	MetLife, Inc.~	11,143,140
264,660	Morgan Stanley~	24,041,714
83,072	Northern Trust Corp.	6,844,302
141,618	PayPal Holdings, Inc.#	9,618,695
62,429	Prudential Financial, Inc.~	6,897,156
54,190	S&P Global, Inc.	22,533,828
78,459	State Street Corp.~	5,687,493
69,588	Travelers Companies, Inc.~	14,763,790
158,661	US Bancorp	6,446,396
380,090	Visa, Inc. - Class A~^	102,095,975
986,761	Wells Fargo & Company~	58,534,662
		1,028,971,371
	Health Care (7.0%)
269,970	Abbott Laboratories	28,608,721
338,649	AbbVie, Inc.~	55,077,873
178,740	Agilent Technologies, Inc.	24,494,530
356,127	Amedisys, Inc.#	32,781,490
75,912	Amgen, Inc.~	20,795,333
199,787	Baxter International, Inc.	8,065,401
64,883	Becton Dickinson & Co	15,221,552
38,822	Biogen, Inc.~#	8,339,742
608,444	Boston Scientific Corp.#	43,728,870
549,012	Bristol-Myers Squibb Company~	24,123,587
122,927	Centene Corp.#	8,981,047
52,311	Cigna Group	18,677,119

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
231,074	CVS Health Corp.~	$15,646,021
156,814	Danaher Corp.	38,673,469
106,017	Dexcom, Inc.#	13,505,506
177,430	Edwards Lifesciences Corp.~#	15,022,998
159,921	Eli Lilly & Company~	124,914,293
67,011	GE Healthcare, Inc.	5,108,919
245,437	Gilead Sciences, Inc.	16,002,492
52,858	HCA Healthcare, Inc.	16,376,466
32,062	Humana, Inc.	9,685,610
88,382	Intuitive Surgical, Inc.#	32,756,137
53,835	IQVIA Holdings, Inc.#	12,477,338
425,214	Johnson & Johnson	61,481,692
47,552	Laboratory Corp. of America Holdings~	9,575,546
33,312	McKesson Corp.	17,895,539
282,560	Medtronic, PLC	22,672,614
534,744	Merck & Company, Inc.	69,099,620
1,025,011	Pfizer, Inc.~	26,260,782
12,887	Regeneron Pharmaceuticals, Inc.~#	11,477,935
1,790	Shockwave Medical, Inc.#	591,040
19,554	Solventum Corp.#	1,271,206
45,960	Stryker Corp.~	15,465,540
92,093	Thermo Fisher Scientific, Inc.~	52,375,131
196,859	UnitedHealth Group, Inc.~	95,220,698
48,012	Vertex Pharmaceuticals, Inc.#	18,859,594
49,695	Zimmer Biomet Holdings, Inc.	5,977,315
127,192	Zoetis, Inc.	20,254,054
		1,017,542,820
	Industrials (4.9%)
78,216	3M Company	7,548,626
54,911	Allegion, PLC	6,674,981
104,712	Automatic Data Processing, Inc.	25,328,786
77,213	Boeing Company~	12,959,430
301,278	Carrier Global Corp.	18,525,584
150,406	Caterpillar, Inc.~	50,321,335
789,674	CSX Corp.~	26,232,970
54,256	Deere & Company	21,236,341
182,343	Delta Air Lines, Inc.~	9,129,914
79,891	Eaton Corp., PLC	25,426,110
211,750	Emerson Electric Company~	22,822,415
50,258	GE Vernova, Inc.#	7,725,157
57,752	Generac Holdings, Inc.#	7,851,962
46,539	General Dynamics Corp.	13,360,882
201,032	General Electric Company	32,530,998
176,179	Honeywell International, Inc.	33,954,979
NUMBER OF SHARES		VALUE
9,049	Hubbell, Inc.	$3,352,835
66,397	Illinois Tool Works, Inc.~	16,208,172
182,305	Johnson Controls International, PLC	11,862,586
70,096	L3Harris Technologies, Inc.	15,004,049
38,049	Lockheed Martin Corp.	17,690,122
156,805	Masco Corp.	10,733,302
41,767	Norfolk Southern Corp.	9,619,775
37,820	Northrop Grumman Corp.	18,343,835
70,075	Otis Worldwide Corp.	6,390,840
165,372	PACCAR, Inc.	17,547,623
98,278	Paychex, Inc.	11,676,409
39,218	Paycom Software, Inc.	7,372,200
178,188	Pentair, PLC	14,092,889
64,728	Quanta Services, Inc.	16,736,072
376,144	RTX Corp.~	38,186,139
347,528	Southwest Airlines Company~^	9,014,876
110,100	Spirit Airlines, Inc.~	388,653
496,726	Uber Technologies, Inc.#	32,918,032
152,638	Union Pacific Corp.~	36,199,628
191,155	United Airlines Holdings, Inc.#	9,836,836
126,402	United Parcel Service, Inc. - Class B	18,641,767
24,015	United Rentals, Inc.	16,041,780
52,270	Veralto Corp.	4,896,654
61,813	Verisk Analytics, Inc.	13,472,761
118,104	Waste Management, Inc.	24,567,994
86,960	Xylem, Inc.	11,365,672
		713,791,971
	Information Technology (16.2%)
104,179	Accenture, PLC - Class A~	31,348,503
81,503	Adobe, Inc.#	37,722,034
371,914	Advanced Micro Devices, Inc.~	58,903,739
160,985	Amphenol Corp. - Class A~	19,442,159
131,946	Analog Devices, Inc.	26,469,687
2,777,189	Apple, Inc.~	473,038,602
168,706	Applied Materials, Inc.~	33,513,447
45,199	Arista Networks, Inc.#	11,596,255
47,277	Autodesk, Inc.#	10,062,909
1,201	Blackbaud, Inc.#	93,582
83,010	Broadcom, Inc.~	107,935,413
990,073	Cisco Systems, Inc.~	46,513,630
136,170	Cognizant Technology Solutions Corp. - Class A~	8,943,646
28,453	Enphase Energy, Inc.#	3,094,548
45,983	Gartner, Inc.#	18,972,126
264,987	HP, Inc.	7,443,485

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
558,860	Intel Corp.~	$17,028,464
125,876	International Business Machines Corp.	20,920,591
68,757	Intuit, Inc.	43,015,754
1,155,201	Juniper Networks, Inc.	40,224,099
19,609	Lam Research Corp.	17,538,486
318,057	Micron Technology, Inc.~	35,927,719
1,396,671	Microsoft Corp.~	543,765,920
75,602	NetApp, Inc.	7,727,280
464,549	NVIDIA Corp.~	401,379,627
74,586	NXP Semiconductors, NV	19,108,187
116,628	ON Semiconductor Corp.#	8,182,621
346,059	Oracle Corp.	39,364,211
84,427	Palo Alto Networks, Inc.#	24,558,970
68,166	PTC, Inc.#	12,095,375
90,087	Qorvo, Inc.#	10,525,765
226,689	QUALCOMM, Inc.	37,596,371
215,301	Salesforce, Inc.~	57,903,051
47,891	ServiceNow, Inc.#	33,204,267
106,307	Skyworks Solutions, Inc.	11,331,263
8,319	Super Micro Computer, Inc.#	7,144,357
68,239	TE Connectivity, Ltd.	9,654,454
107,175	Teradyne, Inc.	12,466,596
122,624	Texas Instruments, Inc.~	21,633,326
20,057	Twilio, Inc. - Class A#	1,201,013
30,905	Tyler Technologies, Inc.#	14,264,203
		2,342,855,735
	Materials (1.3%)
62,435	Air Products & Chemicals, Inc.~	14,755,888
50,902	Avery Dennison Corp.	11,059,987
67,276	Celanese Corp.	10,334,266
177,434	Corteva, Inc.	9,604,502
177,434	Dow, Inc.	10,095,995
159,779	DuPont de Nemours, Inc.	11,583,978
486,197	Freeport-McMoRan, Inc.	24,280,678
136,394	Linde, PLC	60,144,298
76,666	PPG Industries, Inc.	9,889,914
45,921	Sherwin-Williams Company	13,758,391
429,336	United States Steel Corp.	15,670,764
		191,178,661
	Real Estate (1.1%)
53,175	Alexandria Real Estate Equities, Inc.	6,161,387
73,370	American Tower Corp.~	12,587,357
102,507	Camden Property Trust	10,217,898
141,191	Crown Castle, Inc.	13,240,892
NUMBER OF SHARES		VALUE
79,755	Digital Realty Trust, Inc.	$11,068,399
14,057	Equinix, Inc.	9,996,073
537,396	Healthpeak Properties, Inc.	10,000,940
63,391	Mid-America Apartment Communities, Inc.	8,240,830
209,696	Prologis, Inc.~	21,399,477
34,909	Public Storage~	9,057,140
302,553	Realty Income Corp.	16,198,688
98,710	Regency Centers Corp.	5,845,606
153,571	UDR, Inc.	5,847,984
124,197	Welltower, Inc.	11,833,490
237,202	Weyerhaeuser Company	7,156,384
		158,852,545
	Special Purpose Acquisition Companies (0.7%)#
20,000	99 Acquisition Group, Inc. - Class A	208,200
9,673	Ai Transportation Acquisition Corp.	99,729
50,000	Alchemy Investments Acquisition Corp. 1	531,500
24,591	Black Hawk Acquisition Corp.	253,287
1,500,000	CARTESIAN GROWTH Corp. II - Class A	16,800,000
140,000	Cetus Capital Acquisition Corp.	1,474,200
350,000	Denali Capital Acquisition Corp. - Class A	3,867,500
1,250,000	Everest Consolidator Acquisition Corp.	14,050,000
500,000	Evergreen Corp. - Class A	5,705,000
60,000	Four Leaf Acquisition Corp. - Class A	650,400
500,000	FutureTech II Acquisition Corp. - Class A	5,830,000
500,000	Generation Asia I Acquisition, Ltd. - Class A	5,535,000
100,000	Haymaker Acquisition Corp. 4	1,049,000
30,000	Israel Acquisitions Corp. - Class A	327,900
100,000	Keen Vision Acquisition Corp.	1,051,000
825,000	Learn CW Investment Corp. - Class A	9,025,500
100,000	Nabors Energy Transition Corp. II - Class A	1,052,000
55,000	Oak Woods Acquisition Corp. - Class A	592,075
14,770	Quetta Acquisition Corp.	151,245
1,500,000	Rigel Resource Acquisition Corp. - Class A	16,875,000
250,000	SilverBox Corp. III - Class A	2,637,500
24,769	Spark I Acquisition Corp.	255,616
See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
500,000	TortoiseEcofin Acquisition Corp. III - Class A	$5,435,000
900,000	Tristar Acquisition I Corp. - Class A	9,936,000
		103,392,652
	Utilities (1.3%)
377,836	AES Corp.~	6,763,264
147,758	American Electric Power Company, Inc.	12,711,621
114,862	Consolidated Edison, Inc.	10,842,973
309,207	Dominion Energy, Inc.~	15,763,373
187,609	Duke Energy Corp.~	18,434,460
90,176	Edison International	6,407,907
83,990	Entergy Corp.	8,959,213
356,810	Exelon Corp.	13,408,920
190,129	FirstEnergy Corp.~	7,289,546
310,045	NextEra Energy, Inc.	20,763,714
232,707	NiSource, Inc.	6,483,217
484,226	PNM Resources, Inc.~	17,945,415
146,081	Public Service Enterprise Group, Inc.~	10,091,275
208,816	Southern Company	15,347,976
167,138	Xcel Energy, Inc.	8,980,325
		180,193,199
	TOTAL COMMON STOCKS (Cost $5,783,510,634)	8,360,056,749
EXCHANGE-TRADED FUND (1.3%)
	Other (1.3%)
389,288	SPDR S&P 500 ETF Trust^ (Cost $200,238,967)	195,414,790
INVESTMENT IN AFFILIATED FUND (2.3%)
	Other (2.3%)
35,117,150	Calamos Short-Term Bond Fund (Cost $350,000,000)	329,398,865
WARRANTS (0.0%)#
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc. 12/31/28, Strike $11.50	88,000
	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc. 08/01/30, Strike $8.10	6,199
83,333	Carbon Revolution, PLC 10/25/28, Strike $0.00	6,583
25,000	ECARX Holdings, Inc. 12/21/27, Strike $11.50	500
NUMBER OF SHARES		VALUE
75,000	flyExclusive, Inc. 05/28/28, Strike $0.00	$31,500
20,000	Grove Collaborative Holdings 06/16/27, Strike $11.50	102
35,000	Lanvin Group Holdings, Ltd. 12/14/27, Strike $11.50	2,450
33,333	Lotus Technology, Inc. 08/15/28, Strike $0.00	13,333
200,000	Nogin, Inc. 08/26/27, Strike $11.50	1,230
25,000	United Homes Group, Inc. 01/28/28, Strike $11.50	24,668
		86,565
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc. 12/31/27, Strike $0.00	1,167
500,000	Psyence Biomedical, Ltd. 01/25/29, Strike $0.00	39,600
		40,767
	Energy (0.0%)
200,000	Vast Solar Pty. Ltd. 06/29/28, Strike $0.00	23,400
87,500	Zeo Energy Corp. 03/14/29, Strike $0.00	10,474
		33,874
	Financials (0.0%)
187,500	Beneficient - Class A 06/07/28, Strike $11.50	1,678
250,000	DigiAsia Corp. 04/02/29, Strike $0.00	14,700
		16,378
	Health Care (0.0%)
156,250	American Oncology Network, Inc. 09/20/28, Strike $0.00	34,360
150,000	Engene Holdings, Inc. 08/28/28, Strike $0.00	700,500
100,000	Envoy Medical, Inc. 09/29/28, Strike $11.50	16,000
62,500	Ocean Biomedical, Inc. 07/19/26, Strike $11.50	6,250
33,333	Oculis Holding, AG 03/03/30, Strike $11.50	66,999
200,000	Omniab, Inc. 11/01/27, Strike $11.50	114,500
200,000	Prenetics Global, Ltd. 05/17/27, Strike $8.91	1,290
425,000	QT Imaging Holdings, Inc. 12/31/28, Strike $0.00	29,750

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
81,526	Spectral AI, Inc. 12/31/27, Strike $0.00	$10,598
1,000,000	Tevogen Bio Holdings, Inc. 11/04/26, Strike $0.00	49,000
146,040	YS Biopharma Company, Ltd. 03/15/28, Strike $11.50	11,698
200,000	Zura Bio, Ltd. 06/15/26, Strike $11.50	94,000
		1,134,945
	Industrials (0.0%)
289,507	Aeries Technology, Inc. 10/20/26, Strike $0.00	15,344
285,000	AERWINS Technology, Inc. 06/16/26, Strike $11.50	5,586
1,000,000	Bitcoin Depot, Inc. 07/03/28, Strike $11.50	97,000
25,000	Bridger Aerospace Group Holdings, Inc. 01/25/28, Strike $11.50	3,279
42,500	Complete Solaria, Inc. 12/31/27, Strike $11.50	1,657
200,000	Electriq Power Holdings, Inc. 07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc. 09/01/27, Strike $11.50	6,550
75,000	Infrared Cameras Holdings, Inc. 12/19/28, Strike $0.00	3,255
500,000	Intuitive Machines, Inc. 02/13/28, Strike $11.50	555,000
300,000	LanzaTech Global, Inc. 01/01/28, Strike $11.50	71,700
50,000	Montana Technologies Corp. 03/15/29, Strike $0.00	31,500
625,000	Murano Global, BV 06/14/28, Strike $0.00	73,125
750,000	PROOF Acquisition Corp. I 12/03/28, Strike $0.00	45,000
350,000	Semilux International Ltd. 02/06/29, Strike $0.00	35
250,000	Solidion Technology, Inc. 03/15/27, Strike $0.00	22,500
750,000	Southland Holdings, Inc. 09/01/26, Strike $11.50	196,875
116,666	Terran Orbital Corp. 03/25/27, Strike $11.50	20,417
250,000	Zooz Power, Ltd. 04/04/29, Strike $0.00	12,750
		1,162,173
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc. 12/31/28, Strike $0.00	122,500
NUMBER OF SHARES		VALUE
166,666	Brand Engagement Network, Inc. 03/14/29, Strike $0.00	$15,833
50,000	iLearningEngines Holdings, Inc. 04/16/29, Strike $0.00	19,705
166,666	MariaDB, PLC 12/16/27, Strike $11.50	18,992
125,000	Nvni Group, Ltd. 11/01/28, Strike $11.50	5,125
625,000	Roadzen, Inc. 11/30/28, Strike $11.50	68,750
350,000	Rubicon Technologies, Inc. 04/19/28, Strike $11.50	822
100,000	Smx Security Matters, PLC 03/07/28, Strike $11.50	735
192,245	Spectaire Holdings, Inc. 10/17/28, Strike $11.50	11,535
250,000	SpringBig Holdings, Inc. 06/14/27, Strike $11.50	412
250,000	Syntec Optics Holdings, Inc. 11/08/26, Strike $0.00	49,975
500,000	Zapata Computing Holdings, Inc. 03/23/28, Strike $0.00	54,500
		368,884
	Materials (0.0%)
500,000	Lifezone Metals, Ltd. 07/05/28, Strike $11.50	287,500
166,666	Metals Acquisition, Ltd. 06/16/28, Strike $11.50	394,998
177,835	Niocorp Developments, Ltd. 03/17/28, Strike $0.89	75,269
		757,767
	Other (0.0%)
500,000	Critical Metals Corp. 06/06/28, Strike $0.00	84,400
200,000	Zoomcar Holdings, Inc. 07/01/28, Strike $0.00	5,410
		89,810
	Special Purpose Acquisition Companies (0.0%)
312,972	10 Acquisition Corp. III 06/30/28, Strike $11.50X Capital Venture	9,483
20,000	99 Acquisition Group, Inc. 10/09/28, Strike $0.00	1,000
500,000	Aetherium Acquisition Corp. 01/21/28, Strike $11.50	20,000
25,000	Alchemy Investments Acquisition Corp. 1 06/26/28, Strike $0.00	4,601

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
250,000	Alpha Partners Technology Merger Corp. 03/31/28, Strike $11.50	$23,000
750,000	Altenergy Acquisition Corp. 11/02/28, Strike $11.50	59,925
50,000	AP Acquisition Corp. 12/07/26, Strike $11.50	2,450
500,000	APx Acquisition Corp. I 08/19/28, Strike $11.50	97,750
250,000	Athena Technology Acquisition Corp. II 10/17/28, Strike $11.50	10,025
625,000	Atlantic Coastal Acquisition Corp. II 06/02/28, Strike $11.50	47,812
500,000	Aura FAT Projects Acquisition Corp. 06/02/27, Strike $11.50	11,500
750,000	Battery Future Acquisition Corp. 05/26/28, Strike $11.50	37,500
250,000	Berenson Acquisition Corp. I 08/01/26, Strike $11.50	2,200
377,552	Blockchain Coinvestors Acquisition Corp. I 11/01/28, Strike $11.50	43,796
625,000	Blue Ocean Acquisition Corp. 10/21/28, Strike $11.50	18,031
33,333	BlueRiver Acquisition Corp. 01/04/26, Strike $11.50	1,730
1,000,000	BurTech Acquisition Corp. 12/18/26, Strike $11.50	260,000
250,000	byNordic Acquisition Corp. 02/09/27, Strike $11.50	18,863
375,000	Cactus Acquisition Corp. 1, Ltd. 10/29/26, Strike $11.50	28,444
400,000	Canna-Global Acquisition Corp. 02/09/28, Strike $11.50	8,840
500,000	CARTESIAN GROWTH Corp. II 07/12/28, Strike $11.50	57,500
134,701	Cartica Acquisition Corp. 04/30/28, Strike $11.50	10,109
25,000	Catcha Investment Corp. 12/31/27, Strike $11.50	3
140,000	Cetus Capital Acquisition Corp. 03/24/28, Strike $11.50	3,829
159,466	CF Acquisition Corp. VII 03/15/26, Strike $11.50	14,352
750,000	Chain Bridge I 12/31/28, Strike $11.50	37,500
166,666	Coliseum Acquisition Corp. 12/31/28, Strike $11.50	12,500
166,666	Compass Digital Acquisition Corp. 10/15/28, Strike $11.50	13,333
NUMBER OF SHARES		VALUE
92,316	Concord Acquisition Corp. II 12/31/28, Strike $11.50	$13,386
6,666	Constellation Acquisition Corp. I 12/31/27, Strike $11.50	233
41,666	Corner Growth Acquisition Corp. 2 06/17/26, Strike $11.50	2,929
133,333	Crown PropTech Acquisitions 12/31/27, Strike $11.50	13
375,000	CSLM Acquisition Corp. 06/01/27, Strike $11.50	60,000
350,000	Denali Capital Acquisition Corp. 04/07/27, Strike $11.50	19,285
750,000	DP Cap Acquisition Corp. I 11/09/26, Strike $11.50	44,812
125,000	Energem Corp. 11/16/26, Strike $11.50	13
625,000	Enphys Acquisition Corp. 07/15/24, Strike $11.50	28,125
500,000	EVe Mobility Acquisition Corp. 12/31/28, Strike $11.50	56,050
625,000	Everest Consolidator Acquisition Corp. 07/19/28, Strike $11.50	104,656
500,000	Evergreen Corp. 02/15/27, Strike $11.50	32,500
500,000	ExcelFin Acquisition Corp. 10/21/26, Strike $11.50	31,300
183,737	Finnovate Acquisition Corp. 09/30/26, Strike $11.50	5,071
75,000	Fintech Ecosystem Development Corp. 12/31/28, Strike $11.50	2,070
525,800	Focus Impact Acquisition Corp. 10/28/26, Strike $11.50	21,085
60,000	Four Leaf Acquisition Corp. 05/12/28, Strike $0.00	2,859
8,600	FTAC Emerald Acquisition Corp. 08/22/28, Strike $11.50	1,076
200,000	Future Health ESG Corp. 09/09/26, Strike $11.50	10,020
500,000	FutureTech II Acquisition Corp. 02/16/27, Strike $11.50	16,100
225,000	GCT Semiconductor Holding, Inc. - Class A 12/31/28, Strike $0.00	45,000
250,000	Generation Asia I Acquisition, Ltd. 07/24/28, Strike $11.50	17,500
500,000	Genesis Growth Tech Acquisition Corp. 05/19/28, Strike $11.50	90,000
25,000	Global Technology Acquisition Corp. I 07/13/26, Strike $11.50	4,125

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
126,666	Golden Arrow Merger Corp. 07/31/26, Strike $11.50	$21,533
50,000	Haymaker Acquisition Corp. 4 09/12/28, Strike $0.00	11,998
500,000	Healthcare AI Acquisition Corp. 12/14/26, Strike $11.50	23,400
438,223	InFinT Acquisition Corp. Strike $11.50	3,550
350,000	Insight Acquisition Corp. 08/26/26, Strike $11.50	1,995
125,000	Integral Acquisition Corp.1 12/14/28, Strike $11.50	16,244
154,135	Integrated Wellness Acquisition Corp. 10/31/28, Strike $11.50	6,373
750,000	Investcorp Europe Acquisition Corp. I 11/23/28, Strike $11.50	82,875
6,250	Iris Acquisition Corp. 03/05/26, Strike $11.50	343
30,000	Israel Acquisitions Corp. 02/28/28, Strike $0.00	2,130
250,000	IX Acquisition Corp. 11/24/26, Strike $11.50	22,338
43,750	Jaws Mustang Acquisition Corp. 01/30/26, Strike $11.50	9,625
100,000	Keen Vision Acquisition Corp. 09/15/28, Strike $0.00	5,010
222,150	Kensington Capital Acquisition Corp. V 08/13/28, Strike $11.50	12,218
25,060	Kernel Group Holdings, Inc. 01/31/27, Strike $11.50	2,506
750,000	LAMF Global Ventures Corp. I 11/11/26, Strike $11.50	60,000
250,000	LatAmGrowth SPAC 01/25/28, Strike $11.50	5,000
412,500	Learn CW Investment Corp. 12/31/28, Strike $11.50	49,500
150,000	Liberty Resources Acquisition Corp. 10/31/28, Strike $11.50	15
228,160	Marblegate Acquisition Corp. 08/31/28, Strike $11.50	6,799
675,350	Mountain & Company I Acquisition Corp. 09/30/26, Strike $11.50	78,611
50,000	Nabors Energy Transition Corp. II 09/05/28, Strike $0.00	5,645
500,000	New Providence Acquisition Corp. II 12/31/27, Strike $11.50	27,375
NUMBER OF SHARES		VALUE
3,333	Northern Star Investment Corp. III 02/25/28, Strike $11.50	$—
3,333	Northern Star Investment Corp. IV 12/31/27, Strike $11.50	—
55,000	Oak Woods Acquisition Corp. 05/17/28, Strike $0.00	1,480
100,000	OceanTech Acquisitions I Corp. 05/10/26, Strike $11.50	5,250
750,000	Onyx Acquisition Company I 11/30/28, Strike $11.50	25,987
375,000	Osiris Acquisition Corp. 05/01/28, Strike $11.50	4,013
625,000	Papaya Growth Opportunity Corp. I 12/31/28, Strike $11.50	37,719
150,000	Patria Latin American Opportunity Acquisition Corp. 03/10/27, Strike $11.50	10,020
500,000	Pearl Holdings Acquisition Corp. 12/15/26, Strike $11.50	46,000
459,150	Pegasus Digital Mobility Acquisition Corp. 12/28/26, Strike $11.50	11,433
144,093	Perception Capital Corp. III 07/08/26, Strike $11.50	6,499
12,500	Phoenix Biotech Acquisition Corp. 02/14/29, Strike $11.50	875
500,000	Pinstripes Holdings, Inc. 09/30/28, Strike $11.50	75,000
20,000	Plum Acquisition Corp. I 03/18/26, Strike $11.50	6,600
250,000	Project Energy Reimagined Acquisition Corp. 12/31/28, Strike $11.50	28,137
50,000	Pyrophyte Acquisition Corp. 05/03/28, Strike $11.50	2,480
166,666	Quadro Acquisition One Corp. 12/31/27, Strike $11.50	7,925
686,522	RCF Acquisition Corp. 11/10/26, Strike $11.50	51,489
1,000,000	Rigel Resource Acquisition Corp. 11/05/26, Strike $11.50	201,000
40,000	RMG Acquisition Corp. III 01/05/27, Strike $11.50	1,620
133,333	Ross Acquisition Corp. II 02/12/26, Strike $11.50	12,027
250,000	Roth CH Acquisition V Company 12/10/26, Strike $11.50	21,875
400,000	SDCL EDGE Acquisition Corp. 03/23/26, Strike $11.50	88,000

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
250,000	SEP Acquisition Corp. 07/27/26, Strike $11.50	$40,875
1,000,000	ShoulderUp Technology Acquisition Corp. 07/26/23, Strike $11.50	25,000
83,333	SilverBox Corp. III 04/28/28, Strike $0.00	10,217
7,500	Slam Corp. 12/31/27, Strike $11.50	1,368
500,000	Southport Acquisition Corp. 05/24/28, Strike $11.50	1,750
12,384	Spark I Acquisition Corp. 11/27/28, Strike $0.00	2,229
250,000	Spree Acquisition Corp. 1, Ltd. 12/22/28, Strike $11.50	7,175
300,286	Springwater Special Situations Corp. 04/12/26, Strike $11.50	14,249
250,000	Swiftmerge Acquisition Corp. 06/17/28, Strike $11.50	12,850
333,333	Target Global Acquisition I Corp. 12/31/27, Strike $11.50	27,333
100,000	Thunder Bridge Capital Partners IV, Inc. 04/30/28, Strike $11.50	19,850
150,000	TKB Critical Technologies 1 10/29/28, Strike $11.50	1,890
328,694	Tlgy Acquisition Corp. 01/14/28, Strike $11.50	12,326
125,000	TortoiseEcofin Acquisition Corp. III 07/22/28, Strike $11.50	18,150
250,000	Trajectory Alpha Acquisition Corp. 12/31/27, Strike $11.50	18,750
450,000	Tristar Acquisition I Corp. 12/31/28, Strike $11.50	45,000
179,109	Twelve Seas Investment Company II 03/02/28, Strike $11.50	21,484
266,666	Zalatoris II Acquisition Corp. 05/13/27, Strike $11.50	12,533
		2,857,825
	TOTAL WARRANTS (Cost $5,182,945)	6,636,988
RIGHTS (0.0%)#
	Special Purpose Acquisition Companies (0.0%)
20,000	99 Acquisition Group, Inc., (Expires 8/25/28)	4,379
9,673	AI Transportation Acquisition Corp., (Expires 10/25/24)	1,548
NUMBER OF SHARES			VALUE
140,000		Cetus Capital Acquisition Corp., (Expires 3/31/24)	$25,928
750,000		CSLM Acquisition Corp., (Expires 7/1/23)	135,000
150,000		Fintech Ecosystem Development Corp., (Expires 4/1/26)	21,375
55,000		Oak Woods Acquisition Corp., (Expires 12/31/49)	9,542
1,477		Quetta Acquisition Corp., (Expires 11/30/24)	2,053
		TOTAL RIGHTS (Cost $123,616)	199,825
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.4%)#
		Communication Services (0.0%)
		Cyberagent, Inc.
90	JPY
2,826,000,000		Call, 11/16/29, Strike 88.81	906,778
50	JPY
1,570,000,000		Call, 11/16/29, Strike 89.46	481,131
30	JPY
942,000,000		Call, 02/19/25, Strike 93.40	123,317
165	JPY	Koei Tecmo Holdings Company,
2,433,750,000,000		Ltd.
		Call, 12/20/24, Strike 97.97	201,079
			1,712,305
		Consumer Discretionary (0.1%)
		EDION Corp.
60	JPY
967,800,000,000		Call, 06/19/25, Strike 99.51	1,902,546
50	JPY
806,500,000,000		Call, 06/19/25, Strike 95.45	1,599,694
50	JPY
8,065,000,000		Call, 06/19/25, Strike 94.30	1,636,152
100	JPY	H.I.S. Company, Ltd.
1,761,000,000,000		Call, 11/15/24, Strike 96.54	139,167
		Kyoritsu Maintenance Company, Ltd.
20	JPY
674,400,000,000		Call, 01/29/26, Strike 96.66	594,591
5	JPY
168,600,000,000		Call, 01/29/26, Strike 95.73	151,578
100	JPY
3,372,000,000,000		Call, 01/29/26, Strike 94.89	3,085,074
50	JPY	Park24 Company, Ltd.
8,510,000,000		Call, 02/24/28, Strike 92.03	391,127
200	JPY	Takashimaya Company, Ltd.
44,700,000,000		Call, 12/06/28, Strike 94.40	3,482,458
			12,982,387

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Consumer Staples (0.0%)
50	JPY	Nippn Corp.
1,217,500,000,000		Call, 06/20/25, Strike 98.27	$501,533
		Health Care (0.0%)
3,897		Shockwave Medical, Inc.
128,675,043		Call, 05/17/24, Strike $340.00	58,455
		Industrials (0.1%)
		ANA Holdings, Inc.
100	JPY
30,000,000,000		Call, 09/19/24, Strike 96.53	218,406
100	JPY
3,000,000,000,000		Call, 12/08/28, Strike 86.09	2,401,540
100		Asashi Refining US, Inc.
358,100,000		Call, 03/16/26, Strike $88.78	10
200	JPY	Infroneer Holdings, Inc.
2,776,000,000,000		Call, 03/30/29, Strike 92.59	2,277,961
160	JPY	Seino Holdings Company, Ltd.
3,384,000,000,000		Call, 03/31/26, Strike 97.31	1,682,604
			6,580,521
		Materials (0.0%)
		Nippon Steel Corp.
100	JPY
7,540,000,000		Call, 10/04/24, Strike 98.59	2,975,477
50	JPY
3,770,000,000		Call, 10/05/26, Strike 96.93	1,491,017
34	JPY
2,563,600,000		Call, 10/05/26, Strike 97.61	996,680
			5,463,174
		Other (0.2%)
		S&P 500 Index
11,500
5,791,043,500		Put, 06/28/24, Strike $4,500.00	14,777,500
2,500
1,258,922,500		Put, 05/31/24, Strike $4,800.00	4,550,000
1,500
755,353,500		Call, 06/28/24, Strike $5,565.00	262,500
1,000
503,569,000		Put, 09/30/24, Strike $4,500.00	4,440,000
			24,030,000
		Real Estate (0.0%)
100	JPY	Relo Group, Inc.
1,378,000,000,000		Call, 12/17/27, Strike 92.68	422,202
		TOTAL PURCHASED OPTIONS (Cost $59,090,153)	51,750,577
NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)
286,199,425		State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $286,199,425)	$286,199,425
		TOTAL INVESTMENTS (102.6%) (Cost $12,045,265,323)	14,821,897,936
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)			(286,199,425)
LIABILITIES, LESS OTHER ASSETS (-0.6%)			(89,758,297)
NET ASSETS (100.0%)			$14,445,940,214
NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-18.4%)#
		Communication Services (-0.4%)
(7,500)		Charter Communications, Inc. - Class A	(1,919,550)
(436,000	) JPY	CyberAgent, Inc.	(2,736,006)
(103,913)		Live Nation Entertainment, Inc.	(9,238,905)
(159,347)		Match Group, Inc.	(4,911,075)
(4,500)		Perficient, Inc.	(212,670)
(159,000)		Sea, Ltd. (ADR)	(10,047,210)
(301,846)		Snap, Inc. - Class A	(4,542,782)
(182,000)		Sphere Entertainment Company	(7,072,520)
(29,000)		Spotify Technology, SA	(8,132,760)
(32,170)		TripAdvisor, Inc.	(847,036)
(206,448)		Weibo Corp. (ADR)	(1,779,582)
(94,929)		Ziff Davis, Inc.	(4,756,892)
			(56,196,988)
		Consumer Discretionary (-2.8%)
(89,000)		Airbnb, Inc. - Class A	(14,112,730)
(1,484)		Booking Holdings, Inc.	(5,122,813)
(2,321,000)		Carnival Corp.	(34,397,220)
(17,000)		Cheesecake Factory, Inc.	(586,840)
(11,323)		Cracker Barrel Old Country Store, Inc.	(658,885)
(25,000	) EUR	Delivery Hero, SE*	(704,352)
(232,300)		DraftKings, Inc. - Class A	(9,654,388)
(1,440,100	) JPY	EDION Corp.	(14,883,575)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
(299,959)		Etsy, Inc.	$(20,598,185)
(370,000)		Ford Motor Company	(4,495,500)
(480,736)		Guess?, Inc.	(12,874,110)
(491,000	) JPY	Kyoritsu Maintenance Company, Ltd.	(10,497,746)
(406,900)		Li Auto, Inc. (ADR)	(10,693,332)
(32,217)		Marriott Vacations Worldwide Corp.	(3,096,376)
(2,391,400)		NIO, Inc. (ADR)	(11,287,408)
(622,200)		Norwegian Cruise Line Holdings, Ltd.	(11,772,024)
(78,700	) JPY	Park24 Company, Ltd.	(849,300)
(158,409)		PDD Holdings, Inc. (ADR)	(19,829,639)
(2,256,800)		Rivian Automotive, Inc. - Class A	(20,085,520)
(597,832)		Royal Caribbean Cruises, Ltd.	(83,475,282)
(29,700)		Shake Shack, Inc. - Class A	(3,143,745)
(170,355)		Stride, Inc.	(11,371,196)
(575,800	) JPY	Takashimaya Company, Ltd.	(8,159,737)
(4,600)		Vail Resorts, Inc.	(871,102)
(1,604,902)		Wayfair, Inc. - Class A	(80,485,835)
(35,250)		Winnebago Industries, Inc.	(2,170,695)
(3,080,000	) HKD	Wynn Macau, Ltd.	(2,878,137)
			(398,755,672)
		Consumer Staples (-0.2%)
(108,589)		Freshpet, Inc.	(11,518,035)
(124,000	) JPY	Nippn Corp.	(1,914,466)
(99,900)		Post Holdings, Inc.	(10,604,385)
			(24,036,886)
		Energy (-2.8%)
(147,631)		Chesapeake Energy Corp.	(13,269,074)
(299,174)		Chevron Corp.	(48,247,791)
(169,171)		Chord Energy Corp.	(29,939,884)
(707,227)		EQT Corp.	(28,352,730)
(525,087)		Exxon Mobil Corp.	(62,102,040)
(101,968)		Northern Oil & Gas, Inc.	(4,159,275)
(783,203)		Pioneer Natural Resources Company	(210,932,232)
(141,200)		World Kinect Corp.	(3,318,200)
			(400,321,226)
		Financials (-0.5%)
(416,500)		Apollo Global Management, Inc.	(45,140,270)
(123,210)		Coinbase Global, Inc. - Class A	(25,126,215)
(61,229)		Global Payments, Inc.	(7,517,085)
(177,000)		SoFi Technologies, Inc.	(1,200,060)
			(78,983,630)
NUMBER OF SHARES			VALUE
		Health Care (-1.5%)
(58,000)		Alnylam Pharmaceuticals, Inc.	$(8,349,100)
(102,580)		Amphastar Pharmaceuticals, Inc.	(4,231,425)
(36,400)		Ascendis Pharma, A/S (ADR)	(5,039,216)
(210,066)		Bridgebio Pharma, Inc.	(5,381,891)
(911,000)		BrightSpring Health Services, Inc.	(9,738,590)
(58,056)		CONMED Corp.	(3,946,647)
(155,278)		Dexcom, Inc.	(19,780,864)
(72,200)		Enovis Corp.	(3,987,606)
(79,406)		Envista Holdings Corp.	(1,562,710)
(192,000)		Evolent Health, Inc. - Class A	(5,326,080)
(420,224)		Halozyme Therapeutics, Inc.	(16,010,534)
(220,900)		Innoviva, Inc.	(3,337,799)
(170,531)		Insmed, Inc.	(4,215,526)
(78,881)		Insulet Corp.	(13,562,799)
(80,560)		Integer Holdings Corp.	(8,992,913)
(229,000)		Ionis Pharmaceuticals, Inc.	(9,448,540)
(21,600)		iRhythm Technologies, Inc.	(2,366,928)
(337,630)		Ironwood Pharmaceuticals, Inc.	(2,616,633)
(66,920)		Jazz Pharmaceuticals, PLC	(7,411,390)
(43,580)		Lantheus Holdings, Inc.	(2,899,813)
(78,500)		Merit Medical Systems, Inc.	(5,816,850)
(5,000)		Mesa Laboratories, Inc.	(530,400)
(253,750)		Natera, Inc.	(23,568,300)
(35,000)		NeoGenomics, Inc.	(487,200)
(35,000)		Omnicell, Inc.	(938,350)
(29,000)		Revance Therapeutics, Inc.	(104,690)
(232,663)		Sarepta Therapeutics, Inc.	(29,469,096)
(20,462)		Shockwave Medical, Inc.	(6,756,348)
(109,000)		Tandem Diabetes Care, Inc.	(3,999,210)
(226,149)		Veradigm, Inc.	(1,806,931)
			(211,684,379)
		Industrials (-1.5%)
(80,200)		Air Transport Services Group, Inc.	(1,028,164)
(632,400)		American Airlines Group, Inc.	(8,543,724)
(238,100	) JPY	ANA Holdings, Inc.	(4,529,056)
(57,555)		Axon Enterprise, Inc.	(18,052,701)
(382,400)		Bloom Energy Corp. - Class A	(4,256,112)
(391,700)		Chart Industries, Inc.	(56,428,302)
(686,823)		Clarivate, PLC	(4,642,923)
(272,933)		Fluor Corp.	(11,007,388)
(103,056)		Granite Construction, Inc.	(5,719,608)
(84,380)		Greenbrier Companies, Inc.	(4,167,528)
(408,700	) JPY	Infroneer Holdings, Inc.	(3,621,458)

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
(49,800)		John Bean Technologies Corp.	$(4,436,682)
(225,406)		Lyft, Inc. - Class A	(3,525,350)
(95,700)		Middleby Corp.	(13,299,429)
(19,000)		RBC Bearings, Inc.	(4,646,450)
(129,000	) EUR	Safran, SA	(28,111,983)
(439,900	) JPY	Seino Holdings Company, Ltd.	(5,899,176)
(3,374,000	) SGD	Singapore Airlines, Ltd.	(16,164,946)
(28,494)		Tetra Tech, Inc.	(5,548,352)
(290,400)		Uber Technologies, Inc.	(19,244,808)
(73,554)		Upwork, Inc.	(860,582)
(290,000)		Virgin Galactic Holdings, Inc.	(252,329)
			(223,987,051)
		Information Technology (-7.1%)
(20,300)		Advanced Energy Industries, Inc.	(1,945,552)
(1,004,700)		Akamai Technologies, Inc.	(101,404,371)
(114,250)		Altair Engineering, Inc. - Class A	(9,191,412)
(119,700)		Bentley Systems, Inc. - Class B	(6,287,841)
(155,141)		Blackline, Inc.	(9,005,935)
(153,000)		Block, Inc.	(11,169,000)
(700,000)		Box, Inc. - Class A	(18,214,000)
(93,594)		Cloudflare, Inc. - Class A	(8,180,116)
(66,300)		Confluent, Inc. - Class A	(1,864,356)
(78,439)		CSG Systems International, Inc.	(3,705,458)
(92,900)		CyberArk Software, Ltd.	(22,226,325)
(21,092)		Dayforce, Inc.	(1,294,416)
(25,750)		DigitalOcean Holdings, Inc.	(846,145)
(622,200)		Dropbox, Inc. - Class A	(14,410,152)
(25,734)		Enphase Energy, Inc.	(2,798,830)
(93,200)		Envestnet, Inc.	(5,784,924)
(84,000)		Five9, Inc.	(4,835,880)
(92,533)		Guidewire Software, Inc.	(10,215,643)
(2,163,399)		Infinera Corp.	(10,427,583)
(190,288)		Insight Enterprises, Inc.	(34,740,880)
(110,973)		InterDigital, Inc.	(10,956,364)
(52,916)		Itron, Inc.	(4,874,622)
(115,000)		Jamf Holding Corp.	(2,239,050)
(3,883,000	) HKD	Lenovo Group, Ltd.	(4,432,637)
(342,323)		Lumentum Holdings, Inc.	(14,980,054)
(25,000)		Marathon Digital Holdings, Inc.	(401,500)
(29,287)		MicroStrategy, Inc. - Class A	(31,191,534)
(98,800)		Model N, Inc.	(2,929,420)
(290,779)		MongoDB, Inc.	(106,186,675)
(134,048)		Nova, Ltd.	(22,774,755)
(119,587)		Nutanix, Inc. - Class A	(7,258,931)
(55,662)		Okta, Inc.	(5,175,453)
NUMBER OF SHARES			VALUE
(1,361,700)		ON Semiconductor Corp.	$(95,536,872)
(242,709)		PagerDuty, Inc.	(4,844,472)
(1,007,986)		Palo Alto Networks, Inc.	(293,213,048)
(74,992)		Parsons Corp.	(5,887,622)
(219,700)		Progress Software Corp.	(10,945,454)
(80,567)		PROS Holdings, Inc.	(2,638,569)
(156,800)		Rapid7, Inc.	(7,024,640)
(174,400)		Seagate Technology Holdings, PLC	(14,982,704)
(129,957)		Shift4 Payments, Inc. - Class A	(7,519,312)
(11,592)		Super Micro Computer, Inc.	(9,955,210)
(93,000)		Varonis Systems, Inc.	(4,068,750)
(38,300)		Verint Systems, Inc.	(1,159,724)
(216,646)		Vishay Intertechnology, Inc.	(5,013,188)
(772,100)		Western Digital Corp.	(54,687,843)
(188,520)		Wolfspeed, Inc.	(5,095,696)
(163,100)		Workiva, Inc.	(12,852,280)
(185,000)		Xerox Holdings Corp.	(2,458,650)
			(1,029,833,848)
		Materials (-0.6%)
(180,000)		Albemarle Corp.	(21,655,800)
(25,000	) JPY	ARE Holdings, Inc.	(323,685)
(642,997)		ATI, Inc.	(38,386,921)
(25,000)		Lithium Americas Argentina Corp.	(126,750)
(322,743)		MP Materials Corp.	(5,163,888)
(678,100	) JPY	Nippon Steel Corp.	(15,224,627)
			(80,881,671)
		Real Estate (-0.3%)
(35,300)		Federal Realty Investment Trust	(3,677,201)
(605,000	) HKD	Link REIT	(2,617,926)
(88,000	) JPY	Relo Group, Inc.	(769,160)
(79,500)		Rexford Industrial Realty, Inc.	(3,403,395)
(95,000)		Ventas, Inc.	(4,206,600)
(132,800)		Welltower, Inc.	(12,653,184)
(517,000)		Zillow Group, Inc. - Class C	(22,008,690)
			(49,336,156)
		Utilities (-0.7%)
(77,700)		Alliant Energy Corp.	(3,869,460)
(66,000)		American Water Works Company, Inc.	(8,073,120)
(163,000)		CenterPoint Energy, Inc.	(4,749,820)
(60,500)		CMS Energy Corp.	(3,666,905)
(96,500)		Duke Energy Corp.	(9,482,090)
(127,000)		Evergy, Inc.	(6,661,150)
(160,000)		FirstEnergy Corp.	(6,134,400)
(336,000)		NextEra Energy, Inc.	(22,501,920)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
(490,000)	PG&E Corp.	$(8,383,900)
(255,000)	PPL Corp.	(7,002,300)
(266,600)	Southern Company	(19,595,100)
(26,900)	Sunnova Energy International, Inc.	(113,249)
		(100,233,414)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,467,804,068)	(2,654,250,921)
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,467,804,068)	(2,654,250,921)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-4.1%)#
	Consumer Discretionary (0.0%)
11,000	Carnival Corp.
16,302,000	Call, 06/21/24, Strike $10.00	(4,977,500)
	Industrials (0.0%)
	Spirit Airlines, Inc.
1,100
388,300	Call, 06/21/24, Strike $7.50	(6,600)
1
353	Call, 06/21/24, Strike $10.00	(2)
		(6,602)
	Other (-4.1%)
	S&P 500 Index
4,350
2,190,525,150	Call, 06/28/24, Strike $4,750.00	(150,575,250)
4,000
2,014,276,000	Call, 06/28/24, Strike $4,350.00	(287,580,000)
3,500
1,762,491,500	Call, 06/28/24, Strike $5,200.00	(17,377,500)
3,500
1,762,491,500	Call, 06/28/24, Strike $4,700.00	(136,360,000)
1,000
503,569,000	Put, 09/30/24, Strike $4,000.00	(1,825,000)
		(593,717,750)
	Utilities (0.0%)
495	PNM Resources, Inc.
1,834,470	Call, 05/17/24, Strike $35.00	(134,888)
	TOTAL WRITTEN OPTIONS (Premium $731,575,854)	$(598,836,740)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	07/26/24	134,491,000	$863,785	$12,409
State Street Bank and Trust	Japanese Yen	07/26/24	2,116,935,000	13,596,272	268,603
State Street Bank and Trust	Singapore Dollar	07/26/24	22,927,000	16,861,785	23,622
State Street Bank and Trust	British Pound Sterling	07/26/24	15,027,000	18,785,898	(152,207)
State Street Bank and European Monetary Trust	Unit	07/26/24	56,016,000	59,997,644	(4,138)
					$148,289

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $4,848,345,495.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@  In default status and considered non-income producing.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

#  Non-income producing security.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

JPY  Japanese Yen

SGD  Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

Market Neutral Income Fund Schedule of Investments April 30, 2024 (Unaudited)

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley & Co. International PLC	Equity returns on 100,900 shares of Vertex, Inc.	Vertex, Inc.	1 mo. OBFR Plus 1.000%	06/18/24	Monthly	$2,819,146	$—	$(120,071)	$(120,071)
							$—	$(120,071)	$(120,071)

SECTOR WEIGHTINGS

Information Technology	32.3%
Consumer Discretionary	12.3
Health Care	10.8
Financials	9.1
Communication Services	7.8
Industrials	7.2
Energy	5.2
Consumer Staples	4.1
Other	3.9
Utilities	3.9
Materials	1.9
Real Estate	1.4
Special Purpose Acquisition Companies	0.7

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

Hedged Equity Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (95.9%)
	Communication Services (9.0%)
79,702	Alphabet, Inc. - Class A#	$12,973,892
89,372	Alphabet, Inc. - Class C#	14,714,206
79,920	AT&T, Inc.	1,349,849
68,985	Comcast Corp. - Class A	2,629,018
12,757	Fox Corp. - Class A	395,595
14,751	Match Group, Inc.#	454,626
34,272	Meta Platforms, Inc. - Class A	14,742,786
6,593	Netflix, Inc.#~	3,630,369
10,551	T-Mobile U.S., Inc.	1,732,158
65,843	Verizon Communications, Inc.~	2,600,140
31,988	Walt Disney Company~	3,553,867
		58,776,506
	Consumer Discretionary (9.9%)
137,402	Amazon.com, Inc.#	24,045,350
11,287	Aptiv, PLC#	801,377
569	Booking Holdings, Inc.	1,964,205
14,943	Caesars Entertainment, Inc.#	535,258
50,895	Carnival Corp.#	754,264
683	Chipotle Mexican Grill, Inc.#	2,158,007
4,413	Darden Restaurants, Inc.	676,998
13,712	DR Horton, Inc.	1,953,823
11,962	eBay, Inc.	616,521
60,885	Ford Motor Company	739,753
22,858	General Motors Company	1,017,867
16,786	Home Depot, Inc.	5,610,217
14,186	Las Vegas Sands Corp.	629,291
13,705	Lowe's Companies, Inc.	3,124,603
3,086	Lululemon Athletica, Inc.#	1,112,812
10,623	McDonald's Corp.~	2,900,504
21,458	NIKE, Inc. - Class B~	1,979,715
32,531	Norwegian Cruise Line Holdings, Ltd.#^	615,486
1,324	O'Reilly Automotive, Inc.#	1,341,556
7,605	Ross Stores, Inc.	985,228
18,438	Starbucks Corp.~	1,631,579
40,530	Tesla, Inc.#	7,428,338
21,255	TJX Cos., Inc.~	1,999,883
		64,622,635
	Consumer Staples (6.0%)
29,303	Altria Group, Inc.~	1,283,764
12,919	Archer-Daniels-Midland Company	757,829
8,285	Church & Dwight Company, Inc.	893,869
53,584	Coca-Cola Company~	3,309,884
12,479	Colgate-Palmolive Company	1,147,070
5,888	Constellation Brands, Inc. - Class A	1,492,372
NUMBER OF SHARES		VALUE
5,095	Costco Wholesale Corp.~	$3,683,175
3,987	Dollar General Corp.	554,951
6,870	Dollar Tree, Inc.#	812,378
4,513	Estee Lauder Companies, Inc. - Class A	662,102
13,630	General Mills, Inc.	960,370
10,339	Kellogg Company	598,215
7,706	Kimberly-Clark Corp.	1,052,100
17,938	Kroger Company	993,406
36,001	Mondelez International, Inc. - Class A~	2,589,912
15,565	Monster Beverage Corp.#	831,949
16,435	PepsiCo, Inc.~	2,891,081
30,083	Philip Morris International, Inc.~	2,856,080
29,545	Procter & Gamble Company	4,821,744
13,426	Sysco Corp.	997,820
8,497	Target Corp.	1,367,847
76,032	Walmart, Inc.~	4,512,499
		39,070,417
	Energy (4.0%)
33,181	Chevron Corp.~	5,351,100
22,515	ConocoPhillips	2,828,334
6,349	EOG Resources, Inc.	838,893
38,622	Exxon Mobil Corp.	4,567,824
14,615	Hess Corp.	2,301,716
42,712	Kinder Morgan, Inc.	780,775
12,901	Marathon Petroleum Corp.	2,344,370
12,683	Occidental Petroleum Corp.	838,854
8,562	ONEOK, Inc.	677,426
5,997	Phillips 66	858,830
8,515	Pioneer Natural Resources Company	2,293,260
18,069	Schlumberger, NV	857,916
5,969	Valero Energy Corp.	954,264
21,555	Williams Companies, Inc.	826,850
		26,320,412
	Financials (12.5%)
8,853	Aflac, Inc.~	740,553
6,800	Allstate Corp.~	1,156,408
9,470	American Express Company	2,216,264
4,166	Ameriprise Financial, Inc.	1,715,517
7,584	Arthur J Gallagher & Company	1,779,889
6,254	Assurant, Inc.~	1,090,698
168,152	Bank of America Corp.~	6,223,306
15,433	Bank of New York Mellon Corp.	871,810
22,920	Berkshire Hathaway, Inc. - Class B#	9,093,052
1,602	BlackRock, Inc.	1,208,933
7,907	Blackstone, Inc.	922,035
7,046	Cboe Global Markets, Inc.~	1,276,383

See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
29,558	Charles Schwab Corp.	$2,185,814
9,416	Chubb, Ltd.	2,341,194
22,264	Citigroup, Inc.	1,365,451
3,332	CME Group, Inc.	698,520
9,044	Discover Financial Services	1,146,146
10,106	Fiserv, Inc.#~	1,542,883
5,597	Global Payments, Inc.	687,144
8,985	Goldman Sachs Group, Inc.~	3,833,989
33,406	Huntington Bancshares, Inc.	449,979
3,820	Jack Henry & Associates, Inc.	621,476
40,675	JPMorgan Chase & Company	7,799,025
4,138	M&T Bank Corp.	597,486
11,761	Marsh & McLennan Cos., Inc.~	2,345,496
13,385	Mastercard, Inc. - Class A~	6,039,312
12,824	MetLife, Inc.	911,530
20,846	Morgan Stanley	1,893,651
6,631	Northern Trust Corp.	546,328
10,706	PayPal Holdings, Inc.#	727,152
4,968	Prudential Financial, Inc.	548,865
4,308	S&P Global, Inc.~	1,791,396
5,843	State Street Corp.	423,559
5,533	Travelers Companies, Inc.	1,173,881
15,307	US Bancorp~	621,923
30,368	Visa, Inc. - Class A^	8,157,148
78,701	Wells Fargo & Company~	4,668,543
		81,412,739
	Health Care (11.9%)
21,974	Abbott Laboratories~	2,328,585
27,297	AbbVie, Inc.	4,439,584
14,088	Agilent Technologies, Inc.~	1,930,620
6,182	Amgen, Inc.~	1,693,497
15,426	Baxter International, Inc.~	622,748
5,160	Becton Dickinson & Co	1,210,536
3,215	Biogen, Inc.#	690,646
45,516	Boston Scientific Corp.#	3,271,235
43,431	Bristol-Myers Squibb Company~	1,908,358
10,037	Centene Corp.#	733,303
4,264	Cigna Group	1,522,419
18,858	CVS Health Corp.~	1,276,875
12,315	Danaher Corp.	3,037,125
8,014	Dexcom, Inc.#	1,020,903
14,362	Edwards Lifesciences Corp.#~	1,216,031
12,640	Eli Lilly & Company	9,873,104
5,287	GE Healthcare, Inc.	403,081
20,089	Gilead Sciences, Inc.	1,309,803
4,206	HCA Healthcare, Inc.	1,303,103
2,717	Humana, Inc.~	820,779
NUMBER OF SHARES		VALUE
7,197	Intuitive Surgical, Inc.#~	$2,667,352
4,072	IQVIA Holdings, Inc.#	943,767
34,751	Johnson & Johnson	5,024,647
3,982	Laboratory Corp. of America Holdings	801,855
2,623	McKesson Corp.	1,409,102
21,306	Medtronic, PLC	1,709,593
41,548	Merck & Company, Inc.~	5,368,833
84,250	Pfizer, Inc.~	2,158,485
1,025	Regeneron Pharmaceuticals, Inc.#	912,926
1,478	Solventum Corp.#	96,085
3,753	Stryker Corp.	1,262,884
7,356	Thermo Fisher Scientific, Inc.~	4,183,504
15,174	UnitedHealth Group, Inc.	7,339,664
3,916	Vertex Pharmaceuticals, Inc.#~	1,538,244
3,732	Zimmer Biomet Holdings, Inc.	448,885
9,990	Zoetis, Inc.	1,590,808
		78,068,969
	Industrials (8.6%)
5,914	3M Company	570,760
4,475	Allegion, PLC	543,981
8,526	Automatic Data Processing, Inc.~	2,062,354
5,840	Boeing Company#~	980,186
23,326	Carrier Global Corp.	1,434,316
11,882	Caterpillar, Inc.~	3,975,361
63,085	CSX Corp.~	2,095,684
4,290	Deere & Company~	1,679,149
14,749	Delta Air Lines, Inc.~	738,482
5,886	Eaton Corp., PLC	1,873,278
16,836	Emerson Electric Company~	1,814,584
3,966	GE Vernova, Inc.#	609,614
4,366	Generac Holdings, Inc.#	593,601
3,723	General Dynamics Corp.	1,068,836
15,866	General Electric Company	2,567,436
14,262	Honeywell International, Inc.~	2,748,715
738	Hubbell, Inc.	273,444
5,305	Illinois Tool Works, Inc.	1,295,004
13,683	Johnson Controls International, PLC	890,353
5,926	L3Harris Technologies, Inc.	1,268,460
2,988	Lockheed Martin Corp.~	1,389,211
12,518	Masco Corp.	856,857
3,403	Norfolk Southern Corp.	783,779
3,060	Northrop Grumman Corp.~	1,484,192
5,603	Otis Worldwide Corp.	510,994
13,134	PACCAR, Inc.	1,393,649
8,014	Paychex, Inc.	952,143
2,876	Paycom Software, Inc.	540,630
13,470	Pentair, PLC	1,065,342
See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Hedged Equity Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
5,029	Quanta Services, Inc.	$1,300,298
30,428	RTX Corp.~	3,089,051
26,890	Southwest Airlines Company^	697,527
37,890	Uber Technologies, Inc.#	2,510,970
11,884	Union Pacific Corp.~	2,818,409
15,531	United Airlines Holdings, Inc.#	799,225
10,038	United Parcel Service, Inc. - Class B~	1,480,404
1,868	United Rentals, Inc.	1,247,805
4,104	Veralto Corp.	384,463
5,037	Verisk Analytics, Inc.	1,097,865
9,642	Waste Management, Inc.~	2,005,729
6,926	Xylem, Inc.~	905,228
		56,397,369
	Information Technology (27.9%)
8,427	Accenture, PLC - Class A	2,535,769
6,163	Adobe, Inc.#	2,852,421
28,123	Advanced Micro Devices, Inc.#	4,454,121
13,087	Amphenol Corp. - Class A	1,580,517
10,450	Analog Devices, Inc.	2,096,375
220,084	Apple, Inc.	37,486,908
12,757	Applied Materials, Inc.	2,534,178
3,671	Arista Networks, Inc.#	941,832
3,643	Autodesk, Inc.#	775,413
6,733	Broadcom, Inc.~	8,754,718
80,086	Cisco Systems, Inc.	3,762,440
10,217	Cognizant Technology Solutions Corp. - Class A	671,053
2,151	Enphase Energy, Inc.#	233,943
3,766	Gartner, Inc.#	1,553,814
21,004	HP, Inc.	590,002
43,740	Intel Corp.~	1,332,758
10,277	International Business Machines Corp.	1,708,037
5,390	Intuit, Inc.~	3,372,092
1,608	Lam Research Corp.	1,438,211
24,899	Micron Technology, Inc.~	2,812,591
110,699	Microsoft Corp.~	43,098,442
5,658	NetApp, Inc.	578,304
36,746	NVIDIA Corp.~	31,749,279
5,636	NXP Semiconductors, NV	1,443,887
8,817	ON Semiconductor Corp.#	618,601
27,378	Oracle Corp.~	3,114,248
6,670	Palo Alto Networks, Inc.#	1,940,236
5,400	PTC, Inc.#	958,176
6,811	Qorvo, Inc.#	795,797
17,993	QUALCOMM, Inc.~	2,984,139
17,030	Salesforce, Inc.~	4,580,048
3,619	ServiceNow, Inc.#	2,509,161
NUMBER OF SHARES		VALUE
8,036	Skyworks Solutions, Inc.	$856,557
718	Super Micro Computer, Inc.#	616,618
5,463	TE Connectivity, Ltd.	772,905
8,103	Teradyne, Inc.	942,541
10,019	Texas Instruments, Inc.~	1,767,552
2,459	Tyler Technologies, Inc.#	1,134,951
		181,948,635
	Materials (2.2%)
4,945	Air Products & Chemicals, Inc.~	1,168,701
4,042	Avery Dennison Corp.	878,246
5,087	Celanese Corp.	781,414
14,095	Corteva, Inc.	762,962
14,092	Dow, Inc.	801,835
12,669	DuPont de Nemours, Inc.	918,503
39,732	Freeport-McMoRan, Inc.	1,984,216
11,051	Linde, PLC	4,873,049
6,265	PPG Industries, Inc.	808,185
3,836	Sherwin-Williams Company	1,149,304
		14,126,415
	Real Estate (1.9%)
4,307	Alexandria Real Estate Equities, Inc.	499,052
5,414	American Tower Corp.	928,826
7,634	Camden Property Trust	760,957
10,734	Crown Castle, Inc.	1,006,635
6,031	Digital Realty Trust, Inc.	836,982
990	Equinix, Inc.	703,999
40,256	Healthpeak Properties, Inc.	749,164
5,152	Mid-America Apartment Communities, Inc.	669,760
15,853	Prologis, Inc.	1,617,799
2,838	Public Storage	736,319
23,666	Realty Income Corp.	1,267,078
8,036	Regency Centers Corp.	475,892
12,476	UDR, Inc.	475,086
10,094	Welltower, Inc.	961,756
18,785	Weyerhaeuser Company	566,743
		12,256,048
	Utilities (2.0%)
30,745	AES Corp.~	550,336
12,038	American Electric Power Company, Inc.	1,035,629
9,376	Consolidated Edison, Inc.	885,094
24,228	Dominion Energy, Inc.	1,235,143
15,332	Duke Energy Corp.~	1,506,522
6,783	Edison International	482,000
6,864	Entergy Corp.	732,183
26,662	Exelon Corp.	1,001,958

See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
15,528	FirstEnergy Corp.	$595,344
24,662	NextEra Energy, Inc.~	1,651,614
18,973	NiSource, Inc.	528,588
11,924	Public Service Enterprise Group, Inc.	823,710
17,020	Southern Company	1,250,970
13,665	Xcel Energy, Inc.	734,220
		13,013,311
	TOTAL COMMON STOCKS (Cost $431,688,244)	626,013,456
EXCHANGE-TRADED FUND (4.5%)
	Other (4.5%)
58,505	SPDR S&P 500 ETF Trust^ (Cost $29,714,912)	29,368,340
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (2.0%)#
	Other (2.0%)
	S&P 500 Index
500
251,784,500	Put, 12/31/24, Strike $5,000.00	8,867,500
355
178,766,995	Put, 12/31/24, Strike $4,750.00	4,102,025
	TOTAL PURCHASED OPTIONS (Cost $14,487,606)	12,969,525
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.5%)
29,457,698	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $29,457,698)	29,457,698
	TOTAL INVESTMENTS (106.9%) (Cost $505,348,460)	697,809,019
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.5%)		(29,457,698)
LIABILITIES, LESS OTHER ASSETS (-2.4%)		(15,382,140)
NET ASSETS (100.0%)		$652,969,181
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-3.9%)#
	Other (-3.9%)
	S&P 500 Index
460
231,641,740	Call, 12/31/24, Strike $4,750.00	$(24,520,300)
80
40,285,520	Call, 12/31/24, Strike $5,500.00	(816,400)
	TOTAL WRITTEN OPTIONS (Premium $20,314,508)	$(25,336,700)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $103,002,154.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

SECTOR WEIGHTINGS

Information Technology	27.9%
Financials	12.5
Health Care	11.9
Consumer Discretionary	9.9
Communication Services	9.0
Industrials	8.6
Other	6.5
Consumer Staples	6.0
Energy	4.0
Materials	2.2
Utilities	2.0
Real Estate	1.9

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Phineus Long/Short Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (96.2%)
		Communication Services (6.5%)
336,000		Alphabet, Inc. - Class A#~	$54,694,080
385,000		Pinterest, Inc. - Class A#	12,878,250
			67,572,330
		Consumer Discretionary (11.1%)
310,000		Amazon.com, Inc.#~	54,250,000
217,500		Hyatt Hotels Corp. - Class A~^	32,361,825
120,000		Marriott International, Inc. - Class A	28,335,600
			114,947,425
		Energy (3.0%)
807,000		BP, PLC (ADR)	31,287,390
		Financials (8.3%)
280,500		Charles Schwab Corp.	20,742,975
432,000		Morgan Stanley~	39,242,880
447,500		Wells Fargo & Company~	26,545,700
			86,531,555
		Health Care (16.5%)
147,500		Danaher Corp.~	36,376,450
35,000		ICON, PLC#	10,425,800
44,900		IQVIA Holdings, Inc.#	10,406,473
368,500		Medtronic, PLC~	29,568,440
325,500		Merck & Company, Inc.~	42,061,110
353,000		Zimmer Biomet Holdings, Inc.~	42,458,840
			171,297,113
		Industrials (30.5%)
238,500		3M Company	23,017,635
125,500	EUR	Airbus, SE	20,651,995
2,331,000		American Airlines Group, Inc.#^	31,491,810
204,500		Boeing Company#	34,323,280
705,500		CSX Corp.~	23,436,710
206,000		Delta Air Lines, Inc.	10,314,420
112,000		General Dynamics Corp.	32,154,080
151,000		Honeywell International, Inc.~	29,102,230
192,000		L3Harris Technologies, Inc.~	41,097,600
149,000		Union Pacific Corp.~	35,336,840
687,000		United Airlines Holdings, Inc.#~	35,353,020
			316,279,620
		Information Technology (20.3%)
134,500		Advanced Micro Devices, Inc.#	21,302,110
221,000		Analog Devices, Inc.~	44,334,810
117,500		Microsoft Corp.~	45,746,275
395,000		Oracle Corp.~	44,931,250
85,000	EUR	SAP, SE	15,348,207
NUMBER OF SHARES		VALUE
279,500	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	$38,386,530
		210,049,182
	TOTAL COMMON STOCKS (Cost $870,063,003)	997,964,615
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (1.2%)#
	Communication Services (0.1%)
5,500	Pinterest, Inc.
18,397,500	Call, 05/17/24, Strike $37.00	577,500
	Consumer Discretionary (0.3%)
3,100	Amazon.com, Inc.
54,250,000	Put, 05/03/24, Strike $177.50	2,859,750
1,200	Marriott International, Inc.
28,335,600	Put, 05/03/24, Strike $235.00	528,000
		3,387,750
	Industrials (0.2%)
	3M Company
2,385
23,017,635	Call, 05/03/24, Strike $95.00	540,202
2,385
23,017,635	Put, 05/03/24, Strike $89.00	13,118
8,970	Delta Air Lines, Inc.
44,912,790	Call, 05/10/24, Strike $50.00	1,058,460
		1,611,780
	Information Technology (0.2%)
1,345	Advanced Micro Devices, Inc.
21,302,110	Put, 05/03/24, Strike $160.00	998,663
360	Arista Networks, Inc.
9,236,160	Put, 05/10/24, Strike $250.00	378,000
300	Monolithic Power Systems, Inc.
20,079,900	Call, 05/17/24, Strike $700.00	696,000
460	NVIDIA Corp.
11,914,000	Put, 05/17/24, Strike $800.00	509,450
		2,582,113
	Other (0.4%)
12,250	iShares 20+ Year Treasury Bond
108,069,500	Put, 06/21/24, Strike $85.00	937,125
	SPDR S&P 500 ETF Trust
6,600
331,306,800	Put, 05/03/24, Strike $497.00	1,032,900
4,200
210,831,600	Put, 05/24/24, Strike $495.00	1,848,000
		3,818,025
	TOTAL PURCHASED OPTIONS (Cost $12,253,625)	11,977,168

See accompanying Notes to Schedule of Investments

www.calamos.com

Phineus Long/Short Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
1,998,709	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $1,998,709)	$1,998,709
	TOTAL INVESTMENTS (97.6%) (Cost $884,315,337)	1,011,940,492
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(1,998,709)
OTHER ASSETS, LESS LIABILITIES (2.6%)		27,403,797
NET ASSETS (100.0%)		$1,037,345,580
NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-8.9%)#
	Health Care (-0.9%)
(7,500)	Mettler-Toledo International, Inc.	(9,222,750)
	Industrials (-1.3%)
(42,000)	Eaton Corp., PLC	(13,366,920)
	Information Technology (-6.7%)
(83,000)	Apple, Inc.	(14,137,390)
(36,000)	Arista Networks, Inc.	(9,236,160)
(37,800)	KLA Corp.	(26,055,162)
(11,700)	Lam Research Corp.	(10,464,597)
(37,100)	Salesforce, Inc.	(9,977,674)
		(69,870,983)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $88,235,210)	(92,460,653)
EXCHANGE-TRADED FUND SOLD SHORT (-50.1%)#
	Other (-50.1%)
(1,035,700)	SPDR S&P 500 ETF Trust (Proceeds $518,852,214)	(519,900,686)
	TOTAL SECURITIES SOLD SHORT (Proceeds $607,087,424)	(612,361,339)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-1.3%)#
	Communication Services (-0.1%)
	Pinterest, Inc.
(3,850)
(12,878,250)	Call, 05/17/24, Strike $36.00	$(517,825)
(1,100)
(3,679,500)	Put, 05/17/24, Strike $30.00	(97,900)
		(615,725)
	Consumer Discretionary (-0.3%)
	Amazon.com, Inc.
(3,875)
(67,812,500)	Call, 06/21/24, Strike $200.00	(1,123,750)
(3,100)
(54,250,000)	Put, 06/21/24, Strike $160.00	(1,085,000)
(705)	Hyatt Hotels Corp.
(10,489,695)	Put, 05/17/24, Strike $140.00	(109,275)
(1,200)	Marriott International, Inc.
(28,335,600)	Put, 05/17/24, Strike $220.00	(177,000)
		(2,495,025)
	Industrials (-0.1%)
(3,580)	United Airlines Holdings, Inc.
(18,422,680)	Call, 09/20/24, Strike $55.00	(1,342,500)
	Information Technology (-0.6%)
	Advanced Micro Devices, Inc.
(1,345)
(21,302,110)	Put, 05/03/24, Strike $152.50	(521,187)
(1,345)
(21,302,110)	Call, 06/21/24, Strike $185.00	(541,363)
	Arista Networks, Inc.
(360)
(9,236,160)	Put, 05/10/24, Strike $235.00	(183,600)
(360)
(9,236,160)	Put, 05/24/24, Strike $230.00	(192,600)
(600)	Monolithic Power Systems, Inc.
(40,159,800)	Call, 06/21/24, Strike $800.00	(849,000)
	NVIDIA Corp.
(490)
(12,691,000)	Put, 05/24/24, Strike $700.00	(376,075)
(460)
(11,914,000)	Put, 05/24/24, Strike $900.00	(3,628,250)
		(6,292,075)
	Other (-0.2%)
(12,250)	iShares 20+ Year Treasury Bond
(108,069,500)	Call, 05/03/24, Strike $88.00	(784,000)
	SPDR S&P 500 ETF Trust
(6,930)
(347,872,140)	Put, 06/28/24, Strike $460.00	(1,306,305)
(2,925)
(146,829,150)	Put, 05/31/24, Strike $460.00	(193,050)
		(2,283,355)
	TOTAL WRITTEN OPTIONS (Premium $14,457,888)	$(13,028,680)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Phineus Long/Short Fund Schedule of Investments April 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $436,789,835.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

SECTOR WEIGHTINGS

Industrials	30.6%
Information Technology	20.4
Health Care	16.5
Consumer Discretionary	11.4
Financials	8.3
Communication Services	6.6
Energy	3.0
Other	0.4

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

www.calamos.com

Merger Arbitrage Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (26.4%)
	Communication Services (4.2%)
91,000	TechTarget, Inc. 0.000%, 12/15/26	$86,812
	Health Care (7.9%)
78,000	Shockwave Medical, Inc.* 1.000%, 08/15/28	99,134
58,000	Cerevel Therapeutics Holdings, Inc.* 2.500%, 08/15/27	65,317
		164,451
	Information Technology (14.3%)
88,000	Shift4 Payments, Inc. 0.500%, 08/01/27	78,647
25,000	Model N, Inc. 2.625%, 06/01/25	25,457
55,000	Rapid7, Inc. 0.250%, 03/15/27	47,598
44,000	Alteryx, Inc. 1.000%, 08/01/26	43,860
33,000	Blackline, Inc. 0.000%, 03/15/26	29,690
40,000	Everbridge, Inc. 0.000%, 03/15/26	39,447
31,000	Alteryx, Inc. 0.500%, 08/01/24	30,889
		295,588
	TOTAL CONVERTIBLE BONDS (Cost $548,130)	546,851
NUMBER OF SHARES		VALUE
COMMON STOCKS (68.8%)
	Communication Services (0.8%)
1,181	TEGNA, Inc.	16,109
	Consumer Discretionary (4.3%)
400	iRobot Corp.#~	3,424
2,423	Capri Holdings, Ltd.#~	85,968
		89,392
	Consumer Staples (6.2%)
6,276	Albertsons Companies, Inc. - Class A~	128,030
755	Mirati Therapeutics, Inc.#‡‡‡	755
		128,785
	Energy (31.6%)
1,105	Hess Corp.~	174,027
853	Pioneer Natural Resources Company	229,730
6,819	Southwestern Energy Company#	51,074
4,911	Enerplus Corp.	96,157
7,635	Equitrans Midstream Corp.	103,302
		654,290
NUMBER OF SHARES		VALUE
	Health Care (6.6%)
7	Shockwave Medical, Inc.#	$2,312
1,446	Amedisys, Inc.#~	133,104
		135,416
	Industrials (0.1%)
500	Spirit Airlines, Inc.	1,765
	Information Technology (7.3%)
78	Twilio, Inc. - Class A#	4,671
5	Blackbaud, Inc.#	390
4,215	Juniper Networks, Inc.~	146,766
		151,827
	Materials (2.9%)
1,660	United States Steel Corp.	60,590
	Special Purpose Acquisition Companies (5.8%)#
327	Ai Transportation Acquisition Corp.	3,371
409	Black Hawk Acquisition Corp.	4,213
231	Spark I Acquisition Corp.	2,384
200	Generation Asia I Acquisition, Ltd. - Class A	2,214
1,500	Four Leaf Acquisition Corp. - Class A	16,260
7,970	Everest Consolidator Acquisition Corp.~	89,583
230	Quetta Acquisition Corp.	2,355
		120,380
	Utilities (3.2%)
1,791	PNM Resources, Inc.~	66,374
	TOTAL COMMON STOCKS (Cost $1,455,872)	1,424,928
RIGHTS (0.0%)#
	Special Purpose Acquisition Companies (0.0%)
327	AI Transportation Acquisition Corp., (Expires 10/25/24)	52
23	Quetta Acquisition Corp., (Expires 11/30/24)	32
		84
	TOTAL RIGHTS (Cost $88)	84
WARRANT (0.0%)#
	Special Purpose Acquisition Company (0.0%)
115	Spark I Acquisition Corp. 11/27/28, Strike $11.50 (Cost $16)	21

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Merger Arbitrage Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.0%)#
	Health Care (0.0%)
16	Shockwave Medical, Inc.
528,304	Call, 05/17/24, Strike $340.00 (Cost $341)	$240
	TOTAL INVESTMENTS (95.2%) (Cost $2,004,447)	1,972,124
OTHER ASSETS, LESS LIABILITIES (4.8%)		100,436
NET ASSETS (100.0%)		$2,072,560
NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-32.1%)#
	Energy (-32.1%)
(591)	Chesapeake Energy Corp.	(53,119)
(1,132)	Chevron Corp.	(182,558)
(497)	Chord Energy Corp.	(87,959)
(2,674)	EQT Corp.	(107,201)
(1,980)	Exxon Mobil Corp.	(234,174)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $601,780)	(665,011)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%)#
	Industrials (0.0%)
5	Spirit Airlines, Inc.
1,765	Call, 06/21/24, Strike $7.50	(30)
	Utilities (0.0%)
2	PNM Resources, Inc.
7,412	Call, 05/17/24, Strike $35.00	(545)
	TOTAL WRITTEN OPTIONS (Premium $1,800)	$(575)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $589,079.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

SECTOR WEIGHTINGS

Energy	31.6%
Information Technology	21.6
Health Care	14.5
Consumer Staples	6.2
Special Purpose Acquisition Companies	5.8
Communication Services	5.0
Consumer Discretionary	4.3
Utilities	3.2
Materials	2.9
Industrials	0.1

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (93.8%)
	Communication Services (6.4%)
9,250,000	Liberty Media Corp. 2.375%, 09/30/53*	$9,705,655
5,250,000	3.750%, 03/15/28	5,633,355
11,250,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	11,717,212
20,500,000	Snap, Inc. 0.000%, 05/01/27	16,745,015
4,250,000	0.750%, 08/01/26^	4,410,225
4,000,000	Zillow Group, Inc.^ 1.375%, 09/01/26	4,618,760
		52,830,222
	Consumer Discretionary (14.5%)
6,750,000	Booking Holdings, Inc. 0.750%, 05/01/25	12,402,112
7,000,000	Carnival Corp. 5.750%, 12/01/27	9,888,340
5,750,000	DISH Network Corp. 0.000%, 12/15/25	4,220,500
10,750,000	DraftKings Holdings, Inc.^ 0.000%, 03/15/28	8,947,655
9,000,000	Etsy, Inc. 0.125%, 10/01/26	9,488,970
15,750,000	Ford Motor Company 0.000%, 03/15/26	15,722,752
2,695,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,235,604
5,250,000	Marriott Vacations Worldwide Corp. 3.250%, 12/15/27	4,813,463
13,000,000	Rivian Automotive, Inc. 4.625%, 03/15/29	8,879,780
5,250,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	14,964,862
7,750,000	Shake Shack, Inc. 0.000%, 03/01/28	7,025,298
3,500,000	Stride, Inc. 1.125%, 09/01/27	4,827,515
7,500,000	Wayfair, Inc. 3.500%, 11/15/28*	9,993,675
3,600,000	3.250%, 09/15/27	3,971,052
4,028,000	Winnebago Industries, Inc.* 3.250%, 01/15/30	3,981,638
		120,363,216
	Consumer Staples (1.1%)
8,000,000	Post Holdings, Inc. 2.500%, 08/15/27	8,968,800
PRINCIPAL AMOUNT		VALUE
	Energy (3.4%)
4,250,000	Kosmos Energy, Ltd.* 3.125%, 03/15/30	$4,516,050
5,410,000	Nabors Industries, Inc. 1.750%, 06/15/29	3,971,156
5,000,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	6,189,400
4,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	13,948,613
		28,625,219
	Financials (2.0%)
4,375,000	Coinbase Global, Inc. 0.250%, 04/01/30*	3,956,575
4,000,000	0.500%, 06/01/26^	4,058,120
8,750,000	Global Payments, Inc.*^ 1.500%, 03/01/31	8,727,862
		16,742,557
	Health Care (20.0%)
5,500,000	Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	5,068,800
7,750,000	Alphatec Holdings, Inc. 0.750%, 08/01/26	7,816,805
6,000,000	CONMED Corp. 2.250%, 06/15/27	5,295,900
7,000,000	CryoPort, Inc.* 0.750%, 12/01/26	6,097,280
35,000,000	Dexcom, Inc.* 0.375%, 05/15/28	35,556,500
4,250,000	Enovis Corp.* 3.875%, 10/15/28	5,025,455
10,750,000	Exact Sciences Corp. 0.375%, 03/01/28^	9,337,235
4,000,000	2.000%, 03/01/30*	4,124,640
8,250,000	Halozyme Therapeutics, Inc.^ 1.000%, 08/15/28	7,785,525
2,215,000	Immunocore Holdings, PLC*^ 2.500%, 02/01/30	2,192,739
5,500,000	Insmed, Inc. 0.750%, 06/01/28	5,633,485
5,750,000	Insulet Corp.^ 0.375%, 09/01/26	5,931,067
10,375,000	Integer Holdings Corp. 2.125%, 02/15/28	14,428,305
5,500,000	Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	5,334,835
4,250,000	iRhythm Technologies, Inc.* 1.500%, 09/01/29	4,311,455
12,250,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	11,818,310
4,359,000	Lantheus Holdings, Inc. 2.625%, 12/15/27	4,929,724

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
10,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	$7,889,000
4,250,000	Sarepta Therapeutics, Inc. 1.250%, 09/15/27	4,877,173
9,500,000	Shockwave Medical, Inc.* 1.000%, 08/15/28	12,074,025
		165,528,258
	Industrials (5.9%)
5,500,000	American Airlines Group, Inc. 6.500%, 07/01/25	6,015,020
5,000,000	Axon Enterprise, Inc. 0.500%, 12/15/27	7,285,900
4,750,000	Fluor Corp.*^ 1.125%, 08/15/29	5,175,220
5,500,000	Middleby Corp. 1.000%, 09/01/25	6,481,310
4,750,000	Tetra Tech, Inc.* 2.250%, 08/15/28	5,395,953
10,532,000	Uber Technologies, Inc. 0.875%, 12/01/28*	11,899,580
6,750,000	0.000%, 12/15/25	7,048,147
		49,301,130
	Information Technology (32.7%)
4,750,000	Advanced Energy Industries, Inc.* 2.500%, 09/15/28	4,708,723
15,250,000	Akamai Technologies, Inc.*~ 1.125%, 02/15/29	15,023,080
11,500,000	Bentley Systems, Inc. 0.125%, 01/15/26	11,684,920
3,750,000	Camtek, Ltd.* 0.000%, 12/01/26	5,603,250
8,000,000	Confluent, Inc.^ 0.000%, 01/15/27	6,798,240
5,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	7,682,600
7,250,000	Datadog, Inc. 0.125%, 06/15/25	10,344,372
8,500,000	DigitalOcean Holdings, Inc.~ 0.000%, 12/01/26	7,102,600
4,250,000	Five9, Inc.*^ 1.000%, 03/15/29	4,217,573
7,000,000	NCL Corp., Ltd. 5.375%, 08/01/25	8,606,780
5,250,000	2.500%, 02/15/27	4,922,243
6,875,000	Nutanix, Inc.^ 0.250%, 10/01/27	8,326,794
4,750,000	Okta, Inc. 0.375%, 06/15/26	4,310,958
19,250,000	ON Semiconductor Corp.^ 0.500%, 03/01/29	18,659,602
4,500,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	13,173,255
PRINCIPAL AMOUNT		VALUE
6,500,000	Parsons Corp.* 2.625%, 03/01/29	$6,816,940
8,000,000	Rapid7, Inc.* 1.250%, 03/15/29	7,756,720
6,720,000	Repay Holdings Corp.* 0.000%, 02/01/26	6,143,357
10,000,000	Seagate HDD Cayman*^ 3.500%, 06/01/28	11,972,600
21,750,000	Shift4 Payments, Inc.^ 0.000%, 12/15/25	22,535,610
7,600,000	SK Hynix, Inc. 1.750%, 04/11/30	11,920,296
13,250,000	Super Micro Computer, Inc.* 0.000%, 03/01/29	13,551,040
13,750,000	Tyler Technologies, Inc. 0.250%, 03/15/26	14,444,100
7,744,000	Unity Software, Inc. 0.000%, 11/15/26	6,601,992
3,962,000	Vertex, Inc.* 0.750%, 05/01/29	4,143,262
8,750,000	Western Digital Corp.* 3.000%, 11/15/28	13,217,837
7,500,000	Wix.com, Ltd. 0.000%, 08/15/25	6,951,600
10,250,000	Wolfspeed, Inc. 0.250%, 02/15/28	6,063,797
6,250,000	Zscaler, Inc. 0.125%, 07/01/25	7,918,562
		271,202,703
	Materials (1.0%)
2,125,000	ATI, Inc.~ 3.500%, 06/15/25	8,184,778
	Real Estate (0.6%)
5,250,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	4,636,485
	Utilities (6.2%)
8,875,000	Alliant Energy Corp. 3.875%, 03/15/26	8,708,594
9,000,000	CMS Energy Corp.* 3.375%, 05/01/28	8,818,290
12,000,000	NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	13,083,120
7,000,000	PG&E Corp.* 4.250%, 12/01/27	7,024,710
9,500,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	9,031,650
4,750,000	Southern Company 3.875%, 12/15/25	4,741,925
		51,408,289
	TOTAL CONVERTIBLE BONDS (Cost $730,049,002)	777,791,657

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.0%)
	Financials (2.4%)
127,810	Apollo Global Management, Inc. 6.750%, 07/31/26	$7,793,854
10,300	Bank of America Corp.~‡‡ 7.250%	11,845,000
		19,638,854
	Industrials (0.6%)
86,940	Chart Industries, Inc. 6.750%, 12/15/25	4,995,572
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,720,094)	24,634,426
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.8%)
40,054,905	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $40,054,905)	40,054,905
TOTAL INVESTMENTS (101.6%) (Cost $793,824,001)		842,480,988
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.8%)		(40,054,905)
OTHER ASSETS, LESS LIABILITIES (3.2%)		27,068,827
NET ASSETS (100.0%)		$829,494,910

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	Canadian Dollar	07/26/24	5,585,000	$4,062,826	$(18,667)
					$(18,667)
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	07/26/24	10,732,000	$7,807,027	$40,480
State Street Bank and Trust	South Korean Won	07/26/24	15,772,268,000	11,463,338	78,584
					$119,064

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $23,689,019.

‡‡  Perpetual maturity.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

SECTOR WEIGHTINGS

Information Technology	32.7%
Health Care	20.0
Consumer Discretionary	14.5
Industrials	6.5
Communication Services	6.4
Utilities	6.2
Financials	4.4
Energy	3.4
Consumer Staples	1.1
Materials	1.0
Real Estate	0.6

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Convertible Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (91.7%)
		Communication Services (5.0%)
863,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	$1,878,535
50,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	314,713
2,248,000		Sea, Ltd. 0.250%, 09/15/26	1,933,415
1,400,000		Snap, Inc. 0.000%, 05/01/27	1,143,562
808,000		Zillow Group, Inc.^ 1.375%, 09/01/26	932,990
			6,203,215
		Consumer Discretionary (19.6%)
2,363,200	EUR	Accor, SA 0.700%, 12/07/27	1,288,494
1,189,000		DISH Network Corp. 0.000%, 12/15/25	872,726
2,719,000		DraftKings Holdings, Inc. 0.000%, 03/15/28	2,263,132
772,000		Etsy, Inc. 0.125%, 10/01/26	813,943
1,329,000		Farfetch, Ltd. 3.750%, 05/01/27	51,831
1,400,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	887,857
657,000		Liberty Broadband Corp.* 3.125%, 03/31/53	610,701
1,330,000		Lucid Group, Inc.* 1.250%, 12/15/26	609,778
1,458,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	2,591,435
2,300,000		Meituan 0.000%, 04/27/28	2,040,008
646,000		NIO, Inc.* 4.625%, 10/15/30	410,391
		Ocado Group, PLC
900,000	GBP	0.750%, 01/18/27	854,940
800,000	GBP	0.875%, 12/09/25	890,939
924,000		Rivian Automotive, Inc. 4.625%, 03/15/29	631,147
557,000		3.625%, 10/15/30*	326,380
889,000		Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	2,534,050
160,000,000	JPY	Sanrio Company, Ltd. 0.000%, 12/14/28	1,270,687
700,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	704,952
980,000		Stride, Inc. 1.125%, 09/01/27	1,351,704
1,398,000		Wayfair, Inc.* 3.500%, 11/15/28	1,862,821
PRINCIPAL AMOUNT			VALUE
1,283,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	$1,371,463
			24,239,379
		Consumer Staples (1.4%)
600,000	EUR	Davide Campari-Milano, NV 2.375%, 01/17/29	658,710
1,000,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	1,065,685
			1,724,395
		Energy (5.4%)
2,300,000	EUR	Eni S.p.A 2.950%, 09/14/30	2,549,700
670,000		Nabors Industries, Inc. 1.750%, 06/15/29	491,807
1,341,000		Northern Oil & Gas, Inc. 3.625%, 04/15/29	1,659,997
409,000		Pioneer Natural Resources Company 0.250%, 05/15/25	1,201,049
500,000	EUR	Saipem S.p.A 2.875%, 09/11/29	712,250
			6,614,803
		Financials (4.9%)
888,000		Affirm Holdings, Inc. 0.000%, 11/15/26	737,511
1,273,000		Coinbase Global, Inc.* 0.250%, 04/01/30	1,151,250
313,796	EUR	Corestate Capital Holding, SA& 8.000%, 12/31/26 9.000% PIK rate	117,236
1,000,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	865,401
622,000		Global Payments, Inc.*^ 1.500%, 03/01/31	620,426
900,000	EUR	JPMorgan Chase Financial Company, LLC§ 0.000%, 01/14/25	967,511
1,299,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	1,633,493
			6,092,828
		Health Care (14.2%)
761,000		Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	701,338
725,000		BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24	715,075
650,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	408,115
841,000		CONMED Corp. 2.250%, 06/15/27	742,309

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
623,000		Dexcom, Inc. 0.375%, 05/15/28*	$632,906
585,000		0.250%, 11/15/25	613,408
625,000		Enovis Corp.* 3.875%, 10/15/28	739,037
661,000		Envista Holdings Corp.*^ 1.750%, 08/15/28	564,071
785,000		Halozyme Therapeutics, Inc. 1.000%, 08/15/28	740,804
622,000		0.250%, 03/01/27	545,251
313,000		Immunocore Holdings, PLC*^ 2.500%, 02/01/30	309,854
502,000		Innoviva, Inc. 2.500%, 08/15/25	538,546
732,000		Insmed, Inc. 0.750%, 06/01/28	749,766
658,000		Integer Holdings Corp. 2.125%, 02/15/28	915,067
788,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	739,388
753,000		Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	730,387
643,000		iRhythm Technologies, Inc.* 1.500%, 09/01/29	652,298
1,295,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,249,364
415,000		Lantheus Holdings, Inc. 2.625%, 12/15/27	469,336
941,000		NeoGenomics, Inc. 0.250%, 01/15/28	742,355
600,000		Omnicell, Inc. 0.250%, 09/15/25	564,090
620,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	586,756
759,000		Sarepta Therapeutics, Inc. 1.250%, 09/15/27	871,006
988,000		Shockwave Medical, Inc.* 1.000%, 08/15/28	1,255,699
618,000		TransMedics Group, Inc.* 1.500%, 06/01/28	773,050
			17,549,276
		Industrials (7.8%)
180,000,000	JPY	Daifuku Co., Ltd. 0.000%, 09/13/30	1,329,522
600,000	EUR	Duerr, AG 0.750%, 01/15/26	622,910
981,000		John Bean Technologies Corp. 0.250%, 05/15/26	886,294
700,000		L&F Company Ltd. 2.500%, 04/26/30	480,956
652,000		Middleby Corp. 1.000%, 09/01/25	768,330
PRINCIPAL AMOUNT			VALUE
600,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	$829,919
600,000	EUR	Rheinmetall, AG 2.250%, 02/07/30	1,115,035
651,100	EUR	Schneider Electric, SE 0.000%, 06/15/26	1,532,161
600,000	EUR	SPIE, SA 2.000%, 01/17/28	742,387
1,196,000		Uber Technologies, Inc.* 0.875%, 12/01/28	1,351,301
			9,658,815
		Information Technology (26.4%)
978,000		Akamai Technologies, Inc. 1.125%, 02/15/29*~	963,447
610,000		0.125%, 05/01/25^	688,629
691,000		BILL Holdings, Inc. 0.000%, 04/01/27	588,165
873,000		Block, Inc. 0.125%, 03/01/25	864,619
920,000		Confluent, Inc. 0.000%, 01/15/27	781,798
973,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,495,034
496,000		Datadog, Inc. 0.125%, 06/15/25	707,698
2,203,000		DigitalOcean Holdings, Inc. 0.000%, 12/01/26	1,840,827
1,374,000		Dropbox, Inc. 0.000%, 03/01/28	1,256,097
1,840,000		Fastly, Inc. 0.000%, 03/15/26	1,674,014
637,000		Five9, Inc.* 1.000%, 03/15/29	632,140
600,000		Gigabyte Technology Company, Ltd. 0.000%, 07/27/28	635,784
500,000	EUR	GlobalWafers GmbH 1.500%, 01/23/29	514,049
663,000		LivePerson, Inc. 0.000%, 12/15/26	253,478
1,367,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	1,475,881
1,348,000		MicroStrategy, Inc.* 0.875%, 03/15/31	1,076,823
2,783,000		NCL Corp., Ltd. 1.125%, 02/15/27	2,547,057
700,000	EUR	Nexi S.p.A 0.000%, 02/24/28	632,609
569,000		Nice, Ltd. 0.000%, 09/15/25	564,346
1,301,000		ON Semiconductor Corp. 0.500%, 03/01/29^	1,261,098
824,000		0.000%, 05/01/27	1,181,954

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Convertible Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
621,000		Parsons Corp.* 2.625%, 03/01/29	$651,280
729,000		Pegasystems, Inc. 0.750%, 03/01/25	700,292
1,291,000		Seagate HDD Cayman* 3.500%, 06/01/28	1,545,663
929,000		Shift4 Payments, Inc.^ 0.000%, 12/15/25	962,555
600,000		SK Hynix, Inc. 1.750%, 04/11/30	941,076
708,200	EUR	SOITEC 0.000%, 10/01/25	1,235,840
1,232,000		Super Micro Computer, Inc.* 0.000%, 03/01/29	1,259,991
796,000		Tyler Technologies, Inc. 0.250%, 03/15/26	836,182
977,000		Workiva, Inc. 1.250%, 08/15/28*	879,994
120,000		1.125%, 08/15/26	138,394
1,335,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,241,256
490,000		Zscaler, Inc. 0.125%, 07/01/25	620,815
			32,648,885
		Materials (3.1%)
1,448,000		Amyris, Inc.@ 1.500%, 11/15/26	51,433
1,300,000		LG Chem, Ltd. 1.250%, 07/18/28	1,234,818
844,000		Lithium Americas Corp. 1.750%, 01/15/27	642,968
70,000,000	JPY	Nippon Steel Corp. 0.000%, 10/05/26	643,180
1,100,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	1,215,160
			3,787,559
		Real Estate (0.9%)
1,235,000		Redfin Corp. 0.000%, 10/15/25	1,074,302
		Utilities (3.0%)
1,282,000		American Water Capital Corp.*^ 3.625%, 06/15/26	1,247,476
624,000		CMS Energy Corp.* 3.375%, 05/01/28	611,401
1,307,000		PPL Capital Funding, Inc. 2.875%, 03/15/28	1,242,565
651,000		Southern Company 3.875%, 12/15/25	649,893
			3,751,335
		TOTAL CONVERTIBLE BONDS (Cost $115,297,442)	113,344,792
NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (2.1%)
		Financials (1.6%)
32,723		Apollo Global Management, Inc. 6.750%, 07/31/26	$1,995,448
		Utilities (0.5%)
15,361		NextEra Energy, Inc.^ 6.926%, 09/01/25	625,961
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,463,410)	2,621,409
PRINCIPAL AMOUNT			VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (3.7%)
		Other (3.7%)
3,593,000		United States Treasury Note 1.750%, 03/15/25	3,486,262
1,022,000		4.375%, 10/31/24	1,017,070
		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $4,509,260)	4,503,332
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (1.1%)#
		Consumer Discretionary (0.0%)
257		Alibaba Group Holding, Ltd.
1,923,645		Call, 06/21/24, Strike $85.00	30,712
		Energy (0.1%)
164		Eog Resources, Inc.
2,166,932		Call, 01/17/25, Strike $141.00	155,800
		Industrials (0.1%)
946	CHF	Swatch Group, AG
99,046		Call, 09/20/24, Strike 200.00	81,556
		Other (0.9%)
347		Invesco QQQ Trust Series 1
14,733,273		Put, 09/30/24, Strike $420.00	551,036
543	EUR	TotalEnergies, SE
4,013,823		Call, 06/21/24, Strike 60.00	539,360
			1,090,396
		TOTAL PURCHASED OPTIONS (Cost $1,228,993)	1,358,464

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)
4,238,237	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $4,238,237)	$4,238,237
	TOTAL INVESTMENTS (102.0%) (Cost $127,737,342)	126,066,234
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%)		(4,238,237)
OTHER ASSETS, LESS LIABILITIES (1.4%)		1,721,921
NET ASSETS (100.0%)		$123,549,918
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (-0.2%)#
	Other (-0.2%)
347	Invesco QQQ Trust Series 1
14,733,273	Put, 09/30/24, Strike $380.00 (Premium $184,831)	$(195,014)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

&  Illiquid security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $196,039.

@  In default status and considered non-income producing.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

GBP  British Pound Sterling

JPY  Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$101,688,457	80.8%
European Monetary Unit	17,043,968	13.5%
Japanese Yen	3,558,102	2.8%
British Pound Sterling	2,611,280	2.1%
Australian Dollar	887,857	0.7%
Swiss Franc	81,556	0.1%
Total Investments	$125,871,220	100.0%

Currency exposure may vary over time.

SECTOR WEIGHTINGS

Information Technology	26.4%
Consumer Discretionary	19.6
Health Care	14.2
Industrials	7.9
Financials	6.5
Energy	5.5
Communication Services	5.0
Utilities	3.5
Materials	3.1
Consumer Staples	1.4
Other	0.9
Real Estate	0.9

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Timpani Small Cap Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.8%)
	Communication Services (4.3%)
251,168	EverQuote, Inc. - Class A#	$5,066,059
11,985	Ibotta, Inc. - Class A#	1,225,706
51,853	MediaAlpha, Inc. - Class A#	1,050,023
101,801	QuinStreet, Inc.#	1,841,580
357,137	VTEX - Class A#	2,649,956
		11,833,324
	Consumer Discretionary (9.6%)
146,639	Arhaus, Inc.	1,856,450
30,050	Boot Barn Holdings, Inc.#	3,199,423
27,955	Cava Group, Inc.#	2,011,083
7,402	Duolingo, Inc.#	1,671,002
15,980	Kura Sushi USA, Inc. - Class A#	1,759,078
53,001	Modine Manufacturing Company#	4,909,483
104,485	Potbelly Corp.#	1,064,702
61,863	Stride, Inc.#	4,129,355
2,103	TopBuild Corp.#	851,021
236,747	Universal Technical Institute, Inc.#	3,603,289
4,188	Wingstop, Inc.	1,611,501
		26,666,387
	Consumer Staples (5.0%)
43,876	Celsius Holdings, Inc.#	3,127,043
24,530	elf Beauty, Inc.#	3,986,861
25,603	Freshpet, Inc.#	2,715,710
674,347	Mama's Creations, Inc.#	4,005,621
		13,835,235
	Energy (4.3%)
69,769	Archrock, Inc.	1,338,867
148,048	Helix Energy Solutions Group, Inc.#	1,590,036
41,897	Tidewater, Inc.#	3,848,239
40,558	Weatherford International, PLC#	5,013,780
		11,790,922
	Financials (3.1%)
6,526	FirstCash Holdings, Inc.	737,307
71,487	Mercury General Corp.	3,735,911
52,577	Moneylion, Inc.#	3,486,381
19,292	Skyward Specialty Insurance Group, Inc.#	673,677
		8,633,276
	Health Care (20.7%)
890,118	ADMA Biologics, Inc.#	5,803,569
56,789	Alphatec Holdings, Inc.#	716,677
390,418	Ardelyx, Inc.#	2,498,675
128,387	BioLife Solutions, Inc.#	2,251,908
14,487	Blueprint Medicines Corp.#	1,323,243
NUMBER OF SHARES		VALUE
72,584	Crinetics Pharmaceuticals, Inc.#	$3,180,631
76,006	GeneDx Holdings Corp.#	1,297,423
27,215	Insmed, Inc.#	672,755
37,478	Intra-Cellular Therapies, Inc.#	2,691,295
25,749	iRadimed Corp.	1,045,667
73,809	LifeMD, Inc.#	880,541
29,579	Ligand Pharmaceuticals, Inc.#	2,067,276
3,491	Madrigal Pharmaceuticals, Inc.#	712,234
49,641	Natera, Inc.#	4,610,656
166,024	RadNet, Inc.#	8,052,164
108,272	RxSight, Inc.#	5,644,219
38,892	SpringWorks Therapeutics, Inc.#	1,815,868
72,479	Tarsus Pharmaceuticals, Inc.#	2,278,015
23,861	TransMedics Group, Inc.#	2,246,036
14,839	UFP Technologies, Inc.#	3,055,944
10,977	Vaxcyte, Inc.#	664,657
51,571	Viking Therapeutics, Inc.#	4,104,020
		57,613,473
	Industrials (27.9%)
15,415	Advanced Drainage Systems, Inc.	2,420,155
8,898	Aerovironment, Inc.#	1,421,811
15,392	Atkore, Inc.#	2,698,218
22,378	Axon Enterprise, Inc.#	7,019,083
90,471	AZEK Company, Inc.#	4,129,096
74,755	Blue Bird Corp.#	2,463,551
9,249	Bowman Consulting Group, Ltd.#	300,500
35,205	CBIZ, Inc.#	2,505,892
166,858	CECO Environmental Corp.#	3,607,470
4,712	Comfort Systems USA, Inc.	1,457,940
67,670	Construction Partners, Inc. - Class A#	3,494,479
4,940	Encore Wire Corp.	1,380,038
7,976	Esab Corp.	844,499
34,823	ExlService Holdings, Inc.#	1,009,867
107,296	FTAI Aviation, Ltd.	7,533,252
27,953	Griffon Corp.	1,831,481
21,930	Limbach Holdings, Inc.#	994,087
499	Loar Holdings, Inc.#	26,108
45,955	Montrose Environmental Group, Inc.#	1,995,366
13,691	Moog, Inc. - Class A	2,177,827
59,541	nVent Electric, PLC	4,291,120
3,249	SiteOne Landscape Supply, Inc.#	509,736
57,445	Sterling Infrastructure, Inc.#	5,836,412
29,711	Tecnoglass, Inc.	1,650,446
21,988	Transcat, Inc.#	2,360,851
53,347	Vertiv Holdings Company - Class A	4,961,271
159,589	VirTra, Inc.#	2,515,123
42,752	VSE Corp.	3,337,649
See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani Small Cap Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
45,136	WNS Holdings, Ltd.#	$1,891,650
7,922	XPO, Inc.#	851,298
		77,516,276
	Information Technology (22.9%)
148,587	ACM Research, Inc. - Class A#	3,791,940
4,959	Appfolio, Inc. - Class A#	1,124,602
20,110	AppLovin Corp. - Class A#	1,419,163
90,878	Arlo Technologies, Inc.#	1,125,070
245,058	AvePoint, Inc.#	1,904,101
85,146	Celestica, Inc.#	3,689,376
2,362	CyberArk Software, Ltd.#	565,109
58,704	FormFactor, Inc.#	2,617,611
89,480	Informatica, Inc. - Class A#	2,771,196
11,152	JFrog, Ltd.#	444,742
14,483	MACOM Technology Solutions Holdings, Inc.#	1,476,542
14,236	Manhattan Associates, Inc.#	2,933,470
633	MicroStrategy, Inc. - Class A#	674,164
6,775	Monday.com, Ltd.#	1,282,711
53,325	Nutanix, Inc. - Class A#	3,236,828
22,072	Onto Innovation, Inc.#	4,094,135
10,698	Parsons Corp.#	839,900
346,174	Powerfleet, Inc. NJ#	1,658,173
121,612	PubMatic, Inc. - Class A#	2,728,973
95,052	Samsara Inc. - Class A#	3,320,166
46,666	Semtech Corp.#	1,755,575
250,990	SimilarWeb, Ltd.#	1,854,816
11,214	Super Micro Computer, Inc.#	9,630,583
73,863	Varonis Systems, Inc.#	3,231,506
39,757	Veeco Instruments, Inc.#	1,405,012
5,597	Wix.com, Ltd.#	665,315
278,380	Zeta Global Holdings Corp. - Class A#	3,440,777
		63,681,556
	Materials (2.0%)
6,865	Eagle Materials, Inc.	1,721,124
49,847	Knife River Corp.#	3,897,537
		5,618,661
	TOTAL COMMON STOCKS (Cost $214,306,311)	277,189,110
	TOTAL INVESTMENTS (99.8%) (Cost $214,306,311)	277,189,110
OTHER ASSETS, LESS LIABILITIES (0.2%)		688,919
NET ASSETS (100.0%)		$277,878,029

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

SECTOR WEIGHTINGS

Industrials	27.9%
Information Technology	22.9
Health Care	20.7
Consumer Discretionary	9.6
Consumer Staples	5.0
Communication Services	4.3
Energy	4.3
Financials	3.1
Materials	2.0

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Timpani SMID Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.4%)
	Communication Services (2.0%)
946	Ibotta, Inc. - Class A#	$96,748
2,915	MediaAlpha, Inc. - Class A#	59,029
7,325	QuinStreet, Inc.#	132,509
20,689	VTEX - Class A#	153,512
		441,798
	Consumer Discretionary (12.4%)
11,586	Arhaus, Inc.	146,679
2,069	Boot Barn Holdings, Inc.#	220,286
2,733	Cava Group, Inc.#	196,612
188	Deckers Outdoor Corp.#	153,872
8,598	DraftKings, Inc. - Class A#	357,333
355	Duolingo, Inc.#	80,141
940	Kura Sushi USA, Inc. - Class A#	103,475
3,918	Modine Manufacturing Company#	362,924
602	Murphy USA, Inc.	249,120
4,512	On Holding, AG - Class A#	143,256
1,150	Shake Shack, Inc. - Class A#	121,728
4,231	Stride, Inc.#	282,419
222	TopBuild Corp.#	89,837
526	Wingstop, Inc.	202,400
		2,710,082
	Consumer Staples (3.9%)
5,010	Celsius Holdings, Inc.#	357,063
1,503	elf Beauty, Inc.#	244,283
2,417	Freshpet, Inc.#	256,371
		857,717
	Energy (3.3%)
4,391	Archrock, Inc.	84,263
2,963	Tidewater, Inc.#	272,151
2,851	Weatherford International, PLC#	352,441
		708,855
	Financials (1.6%)
257	FirstCash Holdings, Inc.	29,036
5,652	Mercury General Corp.	295,374
908	Skyward Specialty Insurance Group, Inc.#	31,707
		356,117
	Health Care (16.0%)
48,316	ADMA Biologics, Inc.#	315,020
11,896	Ardelyx, Inc.#	76,134
695	Blueprint Medicines Corp.#	63,481
5,485	Crinetics Pharmaceuticals, Inc.#	240,353
1,451	Insmed, Inc.#	35,869
2,217	Intra-Cellular Therapies, Inc.#	159,203
NUMBER OF SHARES		VALUE
165	Madrigal Pharmaceuticals, Inc.#	$33,663
6,219	Natera, Inc.#	577,621
1,222	Neurocrine Biosciences, Inc.#	168,074
12,212	RadNet, Inc.#	592,282
8,122	RxSight, Inc.#	423,400
2,493	SpringWorks Therapeutics, Inc.#	116,398
1,638	TransMedics Group, Inc.#	154,185
1,108	UFP Technologies, Inc.#	228,181
520	Vaxcyte, Inc.#	31,486
3,422	Viking Therapeutics, Inc.#	272,323
		3,487,673
	Industrials (29.5%)
2,455	Advanced Drainage Systems, Inc.	385,435
492	Aerovironment, Inc.#	78,617
974	Atkore, Inc.	170,742
2,421	Axon Enterprise, Inc.#	759,371
7,635	AZEK Company, Inc.#	348,461
2,157	CBIZ, Inc.#	153,535
10,080	CECO Environmental Corp.#	217,930
705	Clean Harbors, Inc.#	133,562
223	Comfort Systems USA, Inc.	68,998
4,814	Construction Partners, Inc. - Class A#	248,595
8,483	Embraer, SA (ADR)#	216,741
211	EMCOR Group, Inc.	75,363
388	Encore Wire Corp.	108,392
627	Esab Corp.	66,387
1,557	ExlService Holdings, Inc.#	45,153
7,799	FTAI Aviation, Ltd.	547,568
2,040	Griffon Corp.	133,661
1,590	HEICO Corp.	329,766
569	Hubbell, Inc.	210,826
40	Loar Holdings, Inc.#	2,093
3,621	Montrose Environmental Group, Inc.#	157,224
562	Moog, Inc. - Class A	89,397
5,425	nVent Electric, PLC	390,980
454	SiteOne Landscape Supply, Inc.#	71,228
4,146	Sterling Infrastructure, Inc.#	421,233
1,565	Tecnoglass, Inc.	86,936
1,350	Transcat, Inc.#	144,949
5,625	Vertiv Holdings Company - Class A	523,125
3,338	WNS Holdings, Ltd.#	139,895
1,039	XPO, Inc.#	111,651
		6,437,814
	Information Technology (27.2%)
278	Appfolio, Inc. - Class A#	63,045
3,565	AppLovin Corp. - Class A#	251,582

See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani SMID Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
6,734	Celestica, Inc.#	$291,784
944	Cloudflare, Inc. - Class A#	82,506
233	CyberArk Software, Ltd.#	55,745
3,471	Descartes Systems Group, Inc.#	322,074
243	Fair Isaac Corp.#	275,399
3,730	FormFactor, Inc.#	166,321
2,639	GoDaddy, Inc. - Class A#	322,961
292	HubSpot, Inc.#	176,622
7,069	Informatica, Inc. - Class A#	218,927
879	JFrog, Ltd.#	35,055
794	MACOM Technology Solutions Holdings, Inc.#	80,948
2,656	Manhattan Associates, Inc.#	547,295
32	MicroStrategy, Inc. - Class A#	34,081
533	Monday.com, Ltd.#	100,913
624	MongoDB, Inc.#	227,872
277	Monolithic Power Systems, Inc.	185,404
5,247	Nutanix, Inc. - Class A#	318,493
1,433	Onto Innovation, Inc.#	265,807
699	Parsons Corp.#	54,879
6,353	Pure Storage, Inc. - Class A#	320,191
10,865	Samsara Inc. - Class A#	379,514
3,655	Semtech Corp.#	137,501
532	Super Micro Computer, Inc.#	456,882
4,884	Varonis Systems, Inc.#	213,675
3,125	Veeco Instruments, Inc.#	110,438
704	Wix.com, Ltd.#	83,684
869	Zscaler, Inc.#	150,285
		5,929,883
	Materials (2.5%)
996	Eagle Materials, Inc.	249,707
3,914	Knife River Corp.#	306,036
		555,743
	TOTAL COMMON STOCKS (Cost $16,837,103)	21,485,682
	TOTAL INVESTMENTS (98.4%) (Cost $16,837,103)	21,485,682
OTHER ASSETS, LESS LIABILITIES (1.6%)		339,295
NET ASSETS (100.0%)		$21,824,977

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

SECTOR WEIGHTINGS

Industrials	29.5%
Information Technology	27.2
Health Care	16.0
Consumer Discretionary	12.4
Consumer Staples	3.9
Energy	3.3
Materials	2.5
Communication Services	2.0
Financials	1.6

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.4%)
	Communication Services (13.8%)
661,000	Alphabet, Inc. - Class A#~	$107,597,580
4,051	Ibotta, Inc. - Class A#	414,296
12,483	MediaAlpha, Inc. - Class A#^	252,781
92,875	Meta Platforms, Inc. - Class A	39,952,039
34,100	Netflix, Inc.#	18,776,824
415,371	Pinterest, Inc. - Class A#	13,894,160
31,419	QuinStreet, Inc.#	568,370
73,477	T-Mobile U.S., Inc.	12,062,719
88,599	VTEX - Class A#^	657,404
		194,176,173
	Consumer Discretionary (16.1%)
634,340	Amazon.com, Inc.#~	111,009,500
49,616	Arhaus, Inc.^	628,139
3,500	Booking Holdings, Inc.	12,082,105
8,874	Boot Barn Holdings, Inc.#^	944,815
11,704	Cava Group, Inc.#^	841,986
7,900	Chipotle Mexican Grill, Inc.#~	24,960,840
809	Deckers Outdoor Corp.#	662,142
101,521	DoorDash, Inc. - Class A#	13,122,604
36,820	DraftKings, Inc. - Class A#	1,530,239
1,520	Duolingo, Inc.#	343,140
4,025	Kura Sushi USA, Inc. - Class A#^	443,072
75,000	Lowe's Companies, Inc.	17,099,250
27,300	Lululemon Athletica, Inc.#	9,844,380
16,778	Modine Manufacturing Company#^	1,554,146
2,578	Murphy USA, Inc.^	1,066,828
19,322	On Holding, AG - Class A#^	613,474
4,925	Shake Shack, Inc. - Class A#	521,311
135,500	Starbucks Corp.	11,990,395
18,160	Stride, Inc.#	1,212,180
79,200	Tesla, Inc.#	14,515,776
952	TopBuild Corp.#	385,246
2,253	Wingstop, Inc.	866,932
		226,238,500
	Consumer Staples (2.0%)
21,455	Celsius Holdings, Inc.#	1,529,098
46,100	Constellation Brands, Inc. - Class A	11,684,506
6,436	elf Beauty, Inc.#	1,046,043
10,351	Freshpet, Inc.#^	1,097,930
211,500	Walmart, Inc.	12,552,525
		27,910,102
	Energy (1.1%)
18,804	Archrock, Inc.	360,849
38,333	Hess Corp.	6,037,064
NUMBER OF SHARES		VALUE
92,500	Occidental Petroleum Corp.	$6,117,950
12,689	Tidewater, Inc.#	1,165,484
12,256	Weatherford International, PLC#	1,515,087
		15,196,434
	Financials (6.1%)
29,400	American Express Company	6,880,482
1,101	FirstCash Holdings, Inc.	124,391
53,500	Marsh & McLennan Companies, Inc.	10,669,505
24,100	Mastercard, Inc. - Class A	10,873,920
24,272	Mercury General Corp.	1,268,455
17,085	S&P Global, Inc.	7,104,455
3,888	Skyward Specialty Insurance Group, Inc.#^	135,769
155,000	Visa, Inc. - Class A^	41,634,550
112,000	Wells Fargo & Company	6,643,840
		85,335,367
	Health Care (12.5%)
207,227	ADMA Biologics, Inc.#	1,351,120
50,944	Ardelyx, Inc.#^	326,042
2,976	Blueprint Medicines Corp.#	271,828
165,000	Boston Scientific Corp.#	11,858,550
23,489	Crinetics Pharmaceuticals, Inc.#	1,029,288
95,000	Dexcom, Inc.#	12,102,050
50,000	Eli Lilly & Company	39,055,000
6,214	Insmed, Inc.#^	153,610
9,494	Intra-Cellular Therapies, Inc.#	681,764
36,000	Intuitive Surgical, Inc.#	13,342,320
40,300	IQVIA Holdings, Inc.#	9,340,331
710	Madrigal Pharmaceuticals, Inc.#^	144,854
112,600	Merck & Company, Inc.	14,550,172
26,632	Natera, Inc.#^	2,473,580
5,233	Neurocrine Biosciences, Inc.#	719,747
52,297	RadNet, Inc.#	2,536,405
34,782	RxSight, Inc.#	1,813,186
10,676	SpringWorks Therapeutics, Inc.#	498,462
18,300	Stryker Corp.	6,157,950
17,900	Thermo Fisher Scientific, Inc.	10,180,088
7,025	TransMedics Group, Inc.#^	661,263
4,745	UFP Technologies, Inc.#^	977,185
44,700	UnitedHealth Group, Inc.	21,621,390
2,227	Vaxcyte, Inc.#^	134,845
14,654	Viking Therapeutics, Inc.#^	1,166,165
64,000	Zimmer Biomet Holdings, Inc.	7,697,920
92,500	Zoetis, Inc.	14,729,700
		175,574,815
	Industrials (6.8%)
10,513	Advanced Drainage Systems, Inc.	1,650,541

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
2,107	Aerovironment, Inc.#^	$336,678
4,183	Atkore, Inc.	733,280
10,368	Axon Enterprise, Inc.#	3,252,027
32,696	AZEK Company, Inc.#	1,492,245
69,000	Boeing Company#	11,580,960
9,258	CBIZ, Inc.#	658,984
43,234	CECO Environmental Corp.#	934,719
3,019	Clean Harbors, Inc.#	571,950
957	Comfort Systems USA, Inc.	296,105
20,616	Construction Partners, Inc. - Class A#	1,064,610
36,411	Embraer, SA (ADR)#^	930,301
904	EMCOR Group, Inc.	322,882
115,000	Emerson Electric Company	12,394,700
1,663	Encore Wire Corp.	464,576
2,685	Esab Corp.	284,288
6,668	ExlService Holdings, Inc.#	193,372
33,452	FTAI Aviation, Ltd.	2,348,665
8,736	Griffon Corp.	572,383
6,828	HEICO Corp.	1,416,127
2,444	Hubbell, Inc.	905,551
170	Loar Holdings, Inc.#	8,894
15,544	Montrose Environmental Group, Inc.#	674,920
2,411	Moog, Inc. - Class A	383,518
23,232	nVent Electric, PLC	1,674,330
1,944	SiteOne Landscape Supply, Inc.#	304,994
17,755	Sterling Infrastructure, Inc.#	1,803,908
6,723	Tecnoglass, Inc.^	373,463
5,803	Transcat, Inc.#^	623,068
300,838	Uber Technologies, Inc.#	19,936,534
51,000	Union Pacific Corp.	12,095,160
234,000	United Airlines Holdings, Inc.#	12,041,640
24,181	Vertiv Holdings Company - Class A	2,248,833
14,349	WNS Holdings, Ltd.#	601,367
4,459	XPO, Inc.#	479,164
		95,654,737
	Information Technology (38.1%)
13,000	Adobe, Inc.#	6,016,790
36,000	Advanced Micro Devices, Inc.#	5,701,680
31,475	Allegro MicroSystems, Inc.#	934,493
7,179	Amdocs, Ltd.	602,964
33,200	Analog Devices, Inc.	6,660,252
1,191	Appfolio, Inc. - Class A#	270,095
531,520	Apple, Inc.	90,533,802
15,267	AppLovin Corp. - Class A#	1,077,392
13,987	BILL Holdings, Inc.#	872,229
12,632	Broadcom, Inc.~	16,425,011
NUMBER OF SHARES		VALUE
22,800	Cadence Design Systems, Inc.#	$6,284,364
28,949	Celestica, Inc.#^	1,254,360
16,590	Ciena Corp.#	766,956
4,043	Cloudflare, Inc. - Class A#	353,358
32,817	Confluent, Inc. - Class A#	922,814
998	CyberArk Software, Ltd.#^	238,772
52,300	Datadog, Inc. - Class A#	6,563,650
14,908	Descartes Systems Group, Inc.#	1,383,313
31,480	DoubleVerify Holdings, Inc.#	922,364
1,041	Fair Isaac Corp.#	1,179,797
19,821	Flex, Ltd.#	567,872
15,973	FormFactor, Inc.#	712,236
11,327	GoDaddy, Inc. - Class A#	1,386,198
1,250	HubSpot, Inc.#	756,088
30,394	Informatica, Inc. - Class A#^	941,302
8,300	Intuit, Inc.	5,192,646
3,764	JFrog, Ltd.#	150,108
3,400	MACOM Technology Solutions Holdings, Inc.#^	346,630
11,421	Manhattan Associates, Inc.#	2,353,411
242,651	Marvell Technology, Inc.	15,993,127
13,799	Micron Technology, Inc.	1,558,735
357,190	Microsoft Corp.	139,064,783
137	MicroStrategy, Inc. - Class A#^	145,909
2,283	Monday.com, Ltd.#	432,240
3,998	MongoDB, Inc.#^	1,459,990
1,190	Monolithic Power Systems, Inc.	796,503
31,744	Nutanix, Inc. - Class A#	1,926,861
133,500	NVIDIA Corp.	115,346,670
31,900	NXP Semiconductors, NV	8,172,461
6,137	Onto Innovation, Inc.#	1,138,352
172,922	Oracle Corp.	19,669,878
20,700	Palo Alto Networks, Inc.#	6,021,423
3,000	Parsons Corp.#	235,530
4,037	PTC, Inc.#	716,325
38,768	Pure Storage, Inc. - Class A#	1,953,907
22,887	Salesforce, Inc.	6,155,230
71,041	Samsara, Inc. - Class A#	2,481,462
15,652	Semtech Corp.#^	588,828
26,671	ServiceNow, Inc.#	18,491,804
42,500	Snowflake, Inc. - Class A#	6,596,000
2,287	Super Micro Computer, Inc.#	1,964,076
140,500	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	19,296,270
22,454	Teradata Corp.#	833,043
20,999	Varonis Systems, Inc.#	918,706
13,383	Veeco Instruments, Inc.#	472,955

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
3,015	Wix.com, Ltd.#	$358,393
3,721	Zscaler, Inc.#	643,510
		534,803,918
	Materials (1.9%)
4,265	Eagle Materials, Inc.	1,069,278
16,761	Knife River Corp.#	1,310,543
16,600	Linde, PLC	7,319,936
58,300	Sherwin-Williams Company	17,467,263
		27,167,020
	TOTAL COMMON STOCKS (Cost $783,207,723)	1,382,057,066
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.1%)#
	Consumer Discretionary (0.1%)
1,200	Amazon.com, Inc.
21,000,000	Put, 05/03/24, Strike $172.50 (Cost $495,474)	738,000
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
1,921,091	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $1,921,091)	1,921,091
	TOTAL INVESTMENTS (98.6%) (Cost $785,624,288)	1,384,716,157
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(1,921,091)
OTHER ASSETS, LESS LIABILITIES (1.5%)		21,622,605
NET ASSETS (100.0%)		$1,404,417,671
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (0.0%)#
	Consumer Discretionary (0.0%)
1,200	Amazon.com, Inc.
21,000,000	Put, 05/03/24, Strike $162.50 (Premium $148,767)	$(283,800)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $53,615,481.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Sales
(80,000)	Chicago Board Options Exchange VIX Futures	May 2024	$(1,253,072)	$8,013
(43,000)	Chicago Board Options Exchange VIX Futures	Jun 2024	(685,936)	17,147
				$25,160

SECTOR WEIGHTINGS

Information Technology	38.1%
Consumer Discretionary	16.2
Communication Services	13.8
Health Care	12.5
Industrials	6.8
Financials	6.1
Consumer Staples	2.0
Materials	1.9
Energy	1.1

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (16.0%)
	Communication Services (0.9%)
4,845,000	Liberty Media Corp.* 2.375%, 09/30/53	$5,083,665
7,315,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	7,618,792
9,400,000	Live Nation Entertainment, Inc. 3.125%, 01/15/29	10,226,354
		22,928,811
	Consumer Discretionary (1.6%)
7,640,000	Booking Holdings, Inc. 0.750%, 05/01/25	14,037,354
9,310,000	Ford Motor Company 0.000%, 03/15/26	9,293,894
3,065,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	8,736,629
325,000	Tesla, Inc. 2.000%, 05/15/24	2,887,137
2,910,000	Wayfair, Inc. 3.250%, 09/15/27	3,209,934
3,539,000	Winnebago Industries, Inc.* 3.250%, 01/15/30	3,498,266
		41,663,214
	Consumer Staples (0.2%)
5,855,000	Post Holdings, Inc. 2.500%, 08/15/27	6,564,041
	Energy (0.3%)
5,425,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	6,715,499
	Financials (0.9%)
3,725,000	Federal Realty OP, LP* 3.250%, 01/15/29	3,631,540
7,765,000	Global Payments, Inc.*^ 1.500%, 03/01/31	7,745,355
9,225,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	11,600,437
		22,977,332
	Health Care (1.4%)
10,810,000	Dexcom, Inc. 0.250%, 11/15/25	11,334,934
5,015,000	0.375%, 05/15/28*	5,094,739
4,465,000	Exact Sciences Corp.* 2.000%, 03/01/30	4,604,129
6,375,000	Integer Holdings Corp. 2.125%, 02/15/28	8,865,585
6,625,000	iRhythm Technologies, Inc.* 1.500%, 09/01/29	6,720,797
		36,620,184
PRINCIPAL AMOUNT		VALUE
	Industrials (2.2%)
5,600,000	American Airlines Group, Inc. 6.500%, 07/01/25	$6,124,384
4,585,000	Axon Enterprise, Inc.^ 0.500%, 12/15/27	6,681,170
7,260,000	Fluor Corp.* 1.125%, 08/15/29	7,909,915
13,785,000	Middleby Corp. 1.000%, 09/01/25	16,244,520
8,330,000	Tetra Tech, Inc.* 2.250%, 08/15/28	9,462,797
9,750,000	Uber Technologies, Inc.* 0.875%, 12/01/28	11,016,037
		57,438,823
	Information Technology (5.5%)
4,790,000	Advanced Energy Industries, Inc.* 2.500%, 09/15/28	4,748,375
13,770,000	Akamai Technologies, Inc. 1.125%, 02/15/29*	13,565,102
3,400,000	0.375%, 09/01/27^	3,452,020
6,170,000	CyberArk Software, Ltd. 0.000%, 11/15/24	9,480,328
4,990,000	Enphase Energy, Inc. 0.000%, 03/01/28	4,142,099
4,250,000	NCL Corp., Ltd. 5.375%, 08/01/25	5,225,545
6,210,000	Nutanix, Inc. 0.250%, 10/01/27	7,521,366
13,845,000	ON Semiconductor Corp. 0.500%, 03/01/29	13,420,374
2,030,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	5,942,602
7,770,000	Parsons Corp.* 2.625%, 03/01/29	8,148,865
4,840,000	Rapid7, Inc.* 1.250%, 03/15/29	4,692,816
10,700,000	Seagate HDD Cayman* 3.500%, 06/01/28	12,810,682
6,800,000	SK Hynix, Inc. 1.750%, 04/11/30	10,665,528
6,542,000	Super Micro Computer, Inc.* 0.000%, 03/01/29	6,690,634
4,725,000	Tyler Technologies, Inc. 0.250%, 03/15/26	4,963,518
6,084,000	Vertex, Inc.* 0.750%, 05/01/29	6,362,343
13,385,000	Western Digital Corp.* 3.000%, 11/15/28	20,219,515
		142,051,712
	Real Estate (1.0%)
8,975,000	Pebblebrook Hotel Trust^ 1.750%, 12/15/26	7,926,181

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Growth and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
15,105,000	Welltower OP, LLC*^ 2.750%, 05/15/28	$16,932,101
		24,858,282
	Utilities (2.0%)
9,720,000	Alliant Energy Corp. 3.875%, 03/15/26	9,537,750
13,340,000	CMS Energy Corp.* 3.375%, 05/01/28	13,070,665
5,915,000	PG&E Corp.* 4.250%, 12/01/27	5,935,880
16,315,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	15,510,671
8,610,000	Southern Company 3.875%, 12/15/25	8,595,363
		52,650,329
	TOTAL CONVERTIBLE BONDS (Cost $384,904,272)	414,468,227
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.3%)
	Financials (0.7%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	4,055,835
242,245	Apollo Global Management, Inc. 6.750%, 07/31/26	14,772,100
		18,827,935
	Industrials (0.1%)
56,341	Chart Industries, Inc. 6.750%, 12/15/25	3,237,354
	Utilities (0.5%)
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#§** 3.369%, 09/15/29	2,423,477
215,000	NextEra Energy, Inc.^ 6.926%, 09/01/25	8,761,250
		11,184,727
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,076,934)	33,250,016
COMMON STOCKS (73.5%)
	Communication Services (8.7%)
756,405	Alphabet, Inc. - Class A#	123,127,606
119,745	Meta Platforms, Inc. - Class A	51,510,707
27,710	Netflix, Inc.#	15,258,234
108,795	T-Mobile U.S., Inc.	17,860,875
164,375	Walt Disney Company	18,262,063
		226,019,485
NUMBER OF SHARES		VALUE
	Consumer Discretionary (7.5%)
589,450	Amazon.com, Inc.#	$103,153,750
4,210	Chipotle Mexican Grill, Inc.#	13,301,916
50,445	Home Depot, Inc.	16,859,728
44,130	Lowe's Companies, Inc.	10,061,199
47,685	McDonald's Corp.	13,019,912
100,640	NIKE, Inc. - Class B	9,285,046
91,035	Starbucks Corp.	8,055,687
73,880	Tesla, Inc.#	13,540,726
76,340	TJX Companies, Inc.	7,182,831
		194,460,795
	Consumer Staples (5.1%)
267,985	Coca-Cola Company	16,553,433
29,260	Costco Wholesale Corp.	21,152,054
90,855	Mondelez International, Inc. - Class A	6,536,109
121,700	Monster Beverage Corp.#	6,504,865
72,640	PepsiCo, Inc.	12,778,102
155,005	Philip Morris International, Inc.	14,716,175
152,560	Procter & Gamble Company	24,897,792
67,855	Target Corp.	10,923,298
294,690	Walmart, Inc.	17,489,852
		131,551,680
	Energy (3.3%)
53,770	Chevron Corp.	8,671,488
82,820	ConocoPhillips	10,403,848
238,365	Exxon Mobil Corp.	28,191,429
60,150	Hess Corp.	9,473,024
70,550	Marathon Petroleum Corp.	12,820,346
25,285	Pioneer Natural Resources Company	6,809,756
195,675	Schlumberger, NV	9,290,649
		85,660,540
	Financials (10.0%)
39,170	American Express Company	9,166,955
99,710	American International Group, Inc.	7,509,160
43,888	Assurant, Inc.	7,654,067
541,560	Bank of America Corp.	20,043,136
9,110	BlackRock, Inc.	6,874,770
76,160	Chubb, Ltd.	18,936,422
58,455	Citigroup, Inc.	3,585,045
21,995	Goldman Sachs Group, Inc.	9,385,487
173,430	JPMorgan Chase & Company	33,253,468
97,121	KKR & Company, Inc.	9,039,052
97,830	Marsh & McLennan Companies, Inc.	19,510,237
68,530	Mastercard, Inc. - Class A	30,920,736
123,375	Morgan Stanley	11,207,385
21,445	S&P Global, Inc.	8,917,474

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
168,980	Visa, Inc. - Class A^	$45,389,718
320,775	Wells Fargo & Company	19,028,373
		260,421,485
	Health Care (9.2%)
66,215	Abbott Laboratories	7,016,804
76,365	AbbVie, Inc.	12,420,004
99,305	Alcon, Inc.^	7,704,082
278,393	Boston Scientific Corp.#	20,008,105
102,455	Bristol-Myers Squibb Company	4,501,873
70,020	Danaher Corp.	17,268,332
58,380	Dexcom, Inc.#	7,437,028
19,290	Elevance Health, Inc.	10,196,308
42,885	Eli Lilly & Company~	33,497,473
161,825	Johnson & Johnson	23,398,277
16,320	McKesson Corp.	8,767,267
115,780	Medtronic, PLC	9,290,187
179,870	Merck & Company, Inc.	23,242,801
17,665	Stryker Corp.	5,944,273
26,215	Thermo Fisher Scientific, Inc.	14,908,995
47,175	UnitedHealth Group, Inc.	22,818,548
90,405	Zimmer Biomet Holdings, Inc.	10,873,913
		239,294,270
	Industrials (4.7%)
38,675	Boeing Company#	6,491,212
696,840	CSX Corp.	23,149,025
187,500	Delta Air Lines, Inc.	9,388,125
120,840	Honeywell International, Inc.	23,289,493
64,255	JB Hunt Transport Services, Inc.	10,445,935
41,645	Parker-Hannifin Corp.	22,692,777
46,520	Rockwell Automation, Inc.	12,605,059
148,475	RTX Corp.	15,073,182
		123,134,808
	Information Technology (21.2%)
32,110	Accenture, PLC - Class A	9,662,220
85,840	Advanced Micro Devices, Inc.#	13,595,339
726,405	Apple, Inc.	123,728,564
29,104	Broadcom, Inc.	37,843,058
185,485	Cisco Systems, Inc.	8,714,085
8,450	Intuit, Inc.	5,286,489
13,650	Lam Research Corp.	12,208,697
116,735	Micron Technology, Inc.	13,186,386
462,645	Microsoft Corp.	180,121,578
129,020	NVIDIA Corp.	111,475,860
NUMBER OF SHARES		VALUE
66,560	Oracle Corp.	$7,571,200
49,060	Salesforce, Inc.	13,194,196
18,370	ServiceNow, Inc.#	12,736,472
		549,324,144
	Materials (2.6%)
308,640	Freeport-McMoRan, Inc.	15,413,482
52,565	Linde, PLC	23,179,062
101,590	PPG Industries, Inc.	13,105,110
16,040	Sherwin-Williams Company	4,805,744
40,695	Vulcan Materials Company	10,484,253
		66,987,651
	Real Estate (0.6%)
60,195	American Tower Corp.	10,327,054
117,530	Invitation Homes, Inc.	4,019,526
		14,346,580
	Utilities (0.6%)
83,800	CMS Energy Corp.	5,079,118
94,415	DTE Energy Company	10,415,863
		15,494,981
	TOTAL COMMON STOCKS (Cost $785,845,330)	1,906,696,419
EXCHANGE-TRADED FUND (0.2%)
	Other (0.2%)
45,780	iShares Biotechnology ETF^ (Cost $6,298,847)	5,810,398
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (2.4%)
19,310,000	United States Treasury Note 3.250%, 08/31/24	19,176,489
19,310,000	3.000%, 06/30/24^	19,233,439
25,160,000	4.375%, 10/31/24	25,038,623
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $63,584,748)	63,448,551
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%)#
	Communication Services (0.0%)
3,350	Alphabet, Inc.
33,908,700	Put, 05/03/24, Strike $155.00	75,375

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Growth and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.1%)
5,970	iShares MSCI EAFE ETF
46,130,190	Call, 06/21/24, Strike $80.00	$259,695
130	S&P 500 Index
65,463,970	Put, 09/20/24, Strike $5,100.00	2,131,350
		2,391,045
	TOTAL PURCHASED OPTIONS (Cost $4,239,815)	2,466,420
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
38,876,871	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†***	38,876,871
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $38,876,871)	38,876,871
	TOTAL INVESTMENTS (95.0%) (Cost $1,315,826,817)	2,465,016,902
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(38,876,871)
OTHER ASSETS, LESS LIABILITIES (6.5%)		169,714,503
NET ASSETS (100.0%)		$2,595,854,534
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%)#
	Communication Services (0.0%)
3,350	Alphabet, Inc.
33,908,700	Put, 05/03/24, Strike $147.00	(11,725)
	Other (-0.1%)
260	S&P 500 Index
130,927,940	Put, 09/20/24, Strike $4,700.00	(1,654,900)
	TOTAL WRITTEN OPTIONS (Premium $2,506,527)	$(1,666,625)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at April 30, 2024.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $16,793,650.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

SECTOR WEIGHTINGS

Information Technology	26.7%
Financials	11.6
Health Care	10.6
Communication Services	9.6
Consumer Discretionary	9.1
Industrials	7.0
Consumer Staples	5.3
Energy	3.6
Utilities	3.1
Materials	2.6
Real Estate	1.6
Other	0.3

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

www.calamos.com

Dividend Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCK (0.2%)
	Financials (0.2%)
620	Apollo Global Management, Inc.^ 6.750%, 07/31/26 (Cost $36,423)	$37,808
COMMON STOCKS (94.7%)
	Communication Services (9.0%)
5,490	Alphabet, Inc. - Class C#	903,874
155	Live Nation Entertainment, Inc.^#	13,781
1,000	Meta Platforms, Inc. - Class A	430,170
265	Netflix, Inc.#	145,920
525	T-Mobile U.S., Inc.	86,189
1,160	Walt Disney Company	128,876
		1,708,810
	Consumer Discretionary (10.2%)
4,080	Amazon.com, Inc.#	714,000
44	Booking Holdings, Inc.	151,889
31	Chipotle Mexican Grill, Inc.#	97,948
2,545	Ford Motor Company	30,922
400	Home Depot, Inc.	133,688
545	Lowe's Companies, Inc.	124,255
625	McDonald's Corp.	170,650
730	MGM Resorts International^#	28,791
1,235	NIKE, Inc. - Class B	113,941
345	Royal Caribbean Cruises, Ltd.#	48,172
710	Starbucks Corp.	62,828
635	Tesla, Inc.#	116,383
1,580	TJX Cos., Inc.	148,662
		1,942,129
	Consumer Staples (6.3%)
2,085	Coca-Cola Company	128,790
305	Costco Wholesale Corp.	220,485
630	Mondelez International, Inc. - Class A	45,322
1,270	Monster Beverage Corp.#	67,882
680	PepsiCo, Inc.	119,619
1,350	Philip Morris International, Inc.	128,169
1,400	Procter & Gamble Company	228,480
485	Target Corp.	78,075
2,895	Walmart, Inc.	171,818
		1,188,640
	Energy (4.1%)
385	Chevron Corp.	62,089
850	ConocoPhillips	106,777
2,100	Exxon Mobil Corp.	248,367
515	Hess Corp.	81,107
880	Marathon Petroleum Corp.	159,913
180	Pioneer Natural Resources Company	48,478
NUMBER OF SHARES		VALUE
1,645	Schlumberger, NV	$78,105
		784,836
	Financials (13.2%)
690	American Express Company	161,481
355	American International Group, Inc.	26,735
460	Assurant, Inc.	80,224
6,015	Bank of America Corp.	222,615
440	Berkshire Hathaway, Inc. - Class B#	174,561
60	BlackRock, Inc.	45,278
675	Chubb, Ltd.	167,832
670	Citigroup, Inc.	41,091
235	Goldman Sachs Group, Inc.	100,277
1,785	JPMorgan Chase & Company	342,256
570	Marsh & McLennan Cos., Inc.	113,675
680	Mastercard, Inc. - Class A	306,816
915	Morgan Stanley	83,118
130	PNC Financial Services Group, Inc.	19,924
255	S&P Global, Inc.	106,037
1,100	Visa, Inc. - Class A^	295,471
3,715	Wells Fargo & Company	220,374
		2,507,765
	Health Care (11.8%)
915	Abbott Laboratories	96,963
950	AbbVie, Inc.	154,508
875	Alcon, Inc.^	67,883
1,815	Boston Scientific Corp.#	130,444
920	Bristol-Myers Squibb Company	40,425
515	Danaher Corp.	127,009
835	Dexcom, Inc.#	106,371
220	Elevance Health, Inc.	116,288
445	Eli Lilly & Company	347,589
1,040	Johnson & Johnson	150,374
145	McKesson Corp.	77,895
780	Medtronic, PLC	62,587
2,160	Merck & Company, Inc.	279,115
215	Stryker Corp.	72,347
215	Thermo Fisher Scientific, Inc.	122,275
430	UnitedHealth Group, Inc.	207,991
700	Zimmer Biomet Holdings, Inc.	84,196
		2,244,260
	Industrials (6.1%)
275	Boeing Company#	46,156
5,535	CSX Corp.	183,873
2,960	Delta Air Lines, Inc.	148,207
1,390	Fortive Corp.	104,625
1,015	Honeywell International, Inc.	195,621
445	JB Hunt Transport Services, Inc.	72,344

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dividend Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
375	Parker-Hannifin Corp.	$204,341
330	Rockwell Automation, Inc.	89,417
820	RTX Corp.	83,246
545	Uber Technologies, Inc.#	36,117
		1,163,947
	Information Technology (27.9%)
290	Accenture, PLC - Class A	87,264
715	Advanced Micro Devices, Inc.#	113,242
6,350	Apple, Inc.	1,081,595
460	Applied Materials, Inc.	91,379
285	Broadcom, Inc.	370,577
1,925	Cisco Systems, Inc.	90,436
172	Intuit, Inc.	107,607
135	Lam Research Corp.	120,745
815	Microchip Technology, Inc.	74,964
1,515	Micron Technology, Inc.	171,134
3,660	Microsoft Corp.	1,424,948
1,120	NVIDIA Corp.	967,702
560	Oracle Corp.	63,700
255	Palo Alto Networks, Inc.#	74,177
470	Salesforce, Inc.	126,402
800	Seagate Technology Holdings, PLC	68,728
135	ServiceNow, Inc.#	93,600
400	Texas Instruments, Inc.	70,568
1,265	Western Digital Corp.#	89,600
		5,288,368
	Materials (3.1%)
2,075	Freeport-McMoRan, Inc.	103,625
430	Linde, PLC	189,613
675	PPG Industries, Inc.	87,075
250	Sherwin-Williams Company	74,903
515	Vulcan Materials Company	132,679
		587,895
	Real Estate (1.0%)
365	American Tower Corp.	62,619
1,375	Welltower, Inc.	131,010
		193,629
	Utilities (2.0%)
795	Alliant Energy Corp.	39,591
1,685	CMS Energy Corp.	102,128
630	DTE Energy Company	69,502
800	NextEra Energy, Inc.	53,576
3,970	PPL Corp.	109,016
		373,813
	TOTAL COMMON STOCKS (Cost $9,507,731)	17,984,092
NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUNDS (1.3%)
	Other (1.3%)
440	iShares Biotechnology ETF^	$55,845
945	iShares Russell 2000 ETF^	185,125
	TOTAL EXCHANGE-TRADED FUNDS (Cost $242,335)	240,970
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)
167,603	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $167,603)	167,603
	TOTAL INVESTMENTS (97.1%) (Cost $9,954,092)	18,430,473
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.9%)		(167,603)
OTHER ASSETS, LESS LIABILITIES (3.8%)		724,377
NET ASSETS (100.0%)		$18,987,247

NOTES TO SCHEDULE OF INVESTMENTS

^  Security, or portion of security, is on loan.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

See accompanying Notes to Schedule of Investments

www.calamos.com

Dividend Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS

Information Technology	27.9%
Financials	13.4
Health Care	11.8
Consumer Discretionary	10.2
Communication Services	9.0
Consumer Staples	6.3
Industrials	6.1
Energy	4.1
Materials	3.1
Utilities	2.0
Other	1.3
Real Estate	1.0

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Select Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (97.4%)
	Communication Services (10.9%)
19,031	Alphabet, Inc. - Class A#	$3,097,866
2,006	Netflix, Inc.#	1,104,584
19,400	Pinterest, Inc. - Class A#	648,930
4,284	T-Mobile U.S., Inc.	703,304
		5,554,684
	Consumer Discretionary (12.0%)
17,177	Amazon.com, Inc.#	3,005,975
2,966	Home Depot, Inc.	991,297
1,830	Lululemon Athletica, Inc.#	659,898
8,550	Starbucks Corp.	756,589
7,538	TJX Companies, Inc.	709,250
		6,123,009
	Consumer Staples (5.2%)
3,337	Constellation Brands, Inc. - Class A	845,796
10,010	Mondelez International, Inc. - Class A	720,119
18,413	Walmart, Inc.	1,092,812
		2,658,727
	Energy (3.3%)
2,719	Chevron Corp.	438,493
3,048	Hess Corp.	480,030
11,328	Occidental Petroleum Corp.	749,234
		1,667,757
	Financials (10.4%)
3,522	American Express Company	824,254
2,624	Chubb, Ltd.	652,431
2,513	Marsh & McLennan Companies, Inc.	501,168
5,650	Morgan Stanley	513,246
1,730	S&P Global, Inc.	719,386
4,450	Visa, Inc. - Class A^	1,195,314
15,800	Wells Fargo & Company	937,256
		5,343,055
	Health Care (13.9%)
10,133	Boston Scientific Corp.#	728,259
4,655	Dexcom, Inc.#	593,000
1,895	Eli Lilly & Company	1,480,184
2,513	IQVIA Holdings, Inc.#	582,438
8,486	Merck & Company, Inc.	1,096,561
1,401	Thermo Fisher Scientific, Inc.	796,777
2,224	UnitedHealth Group, Inc.	1,075,749
4,640	Zoetis, Inc.	738,874
		7,091,842
NUMBER OF SHARES		VALUE
	Industrials (8.7%)
3,378	Boeing Company#	$566,964
25,416	CSX Corp.	844,319
1,380	Deere & Company	540,146
13,264	Delta Air Lines, Inc.	664,128
14,705	Uber Technologies, Inc.#	974,500
4,037	Waste Management, Inc.	839,777
		4,429,834
	Information Technology (28.4%)
3,960	Analog Devices, Inc.	794,416
17,383	Apple, Inc.	2,960,846
905	Broadcom, Inc.	1,176,744
1,359	Intuit, Inc.	850,218
9,460	Marvell Technology, Inc.	623,509
8,733	Microsoft Corp.	3,400,019
3,500	NVIDIA Corp.	3,024,070
7,167	Oracle Corp.	815,246
1,236	ServiceNow, Inc.#	856,956
		14,502,024
	Materials (2.9%)
1,977	Linde, PLC	871,778
2,018	Sherwin-Williams Company	604,613
		1,476,391
	Utilities (1.7%)
11,905	Southern Company	875,017
	TOTAL COMMON STOCKS (Cost $31,216,564)	49,722,340
	TOTAL INVESTMENTS (97.4%) (Cost $31,216,564)	49,722,340
OTHER ASSETS, LESS LIABILITIES (2.6%)		1,337,556
NET ASSETS (100.0%)		$51,059,896

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

www.calamos.com

Select Fund Schedule of Investments April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS

Information Technology	28.4%
Health Care	13.9
Consumer Discretionary	12.0
Communication Services	10.9
Financials	10.4
Industrials	8.7
Consumer Staples	5.2
Energy	3.3
Materials	2.9
Utilities	1.7

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

International Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (97.0%)
		Communication Services (5.0%)
94,400	SEK	Hemnet Group, AB	$2,453,332
40,700	JPY	SoftBank Group Corp.	2,001,650
16,375		Spotify Technology, SA#	4,592,205
80,080	EUR	Universal Music Group, NV	2,355,568
			11,402,755
		Consumer Discretionary (15.6%)
61,830	CNY	Beijing Roborock Technology Company, Ltd. - Class A	3,612,275
38,700	INR	Dixon Technologies India, Ltd.	3,858,281
8,620	EUR	Ferrari, NV	3,545,187
1,195	EUR	Hermes International, SCA	2,860,818
600,100	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	3,193,759
618,800	INR	Kalyan Jewellers India, Ltd.	3,061,741
26,500	KRW	Kia Corp.	2,245,148
88,739		MakeMyTrip, Ltd.#^	5,875,409
151,100	JPY	Toyota Motor Corp.	3,446,376
1,782,000	INR	Zomato, Ltd.#	4,121,243
			35,820,237
		Consumer Staples (2.5%)
36,500	CAD	Alimentation Couche-Tard, Inc.	2,022,990
58,400	JPY	Toyo Suisan Kaisha, Ltd.	3,652,001
			5,674,991
		Financials (7.9%)
5,669,545	IDR	Bank Mandiri Persero, Tbk PT	2,396,385
68,430	SEK	EQT, AB	1,846,197
92,370	AUD	HUB24, Ltd.	2,373,312
38,860	KRW	Meritz Financial Group, Inc.	2,221,915
133,700	JPY	MS&AD Insurance Group Holdings, Inc.	2,403,797
1,785	CHF	Partners Group Holding, AG	2,296,520
211,720		Sumitomo Mitsui Financial Group, Inc. (ADR)^	2,396,671
63,500	EUR	UniCredit, S.p.A.^	2,330,727
			18,265,524
		Health Care (10.2%)
17,800	JPY	Hoya Corp.	2,063,729
11,230		ICON, PLC#	3,345,192
123,036	DKK	Novo Nordisk, A/S - Class B	15,778,407
6,510	CHF	Ypsomed Holding, AG	2,320,426
			23,507,754
		Industrials (27.8%)
22,500	EUR	DO & CO, AG	3,452,927
17,670	KRW	HD Hyundai Electric Company, Ltd.	3,117,246
125,640	INR	Hindustan Aeronautics, Ltd.	5,931,637
NUMBER OF SHARES			VALUE
83,300	JPY	Hitachi, Ltd.	$7,685,314
44,000	EUR	KION Group, AG	2,027,867
61,500	JPY	Kyudenko Corp.^	2,552,488
124,800	EUR	Leonardo S.p.A^	2,868,160
604,300	GBP	Melrose Industries, PLC	4,747,580
264,501	SEK	Munters Group, AB*~	5,273,451
35,690		nVent Electric, PLC	2,572,178
53,230	GBP	RELX, PLC	2,187,054
1,612,060	GBP	Rolls-Royce Holdings, PLC#	8,266,682
12,224	EUR	Schneider Electric, SE	2,787,236
44,995	CAD	Stantec, Inc.	3,582,539
14,100		Waste Connections, Inc.	2,285,469
1,978,700	CNY	Weichai Power Company, Ltd. - Class A	4,746,903
			64,084,731
		Information Technology (20.6%)
11,320	EUR	ASML Holding, NV	9,859,864
1,830	CAD	Constellation Software, Inc.	4,711,461
18,000	JPY	Horiba, Ltd.	1,746,344
159,440	INR	KPIT Technologies, Ltd.	2,830,273
33,560	EUR	SAP, SE	6,059,833
32,600	CAD	Shopify, Inc. - Class A#	2,288,737
52,970	KRW	SK Hynix, Inc.	6,536,794
377,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	9,026,795
9,800	JPY	Tokyo Electron, Ltd.	2,149,588
38,750	AUD	WiseTech Global, Ltd.^	2,282,861
			47,492,550
		Materials (3.8%)
330,100		Cemex, SAB de CV (ADR)#	2,611,091
7,950		Linde, PLC	3,505,632
1,119,700	CNY	Zijin Mining Group Company, Ltd. - Class A	2,695,638
			8,812,361
		Real Estate (3.6%)
217,000	INR	DLF, Ltd.	2,313,606
254,270	INR	Macrotech Developers, Ltd.*	3,742,194
139,000	INR	Prestige Estates Projects, Ltd.	2,290,412
			8,346,212
		TOTAL COMMON STOCKS (Cost $161,526,459)	223,407,115
WARRANTS (0.0%)#
		Information Technology (0.0%)
1,260		Constellation Software, Inc.^ 03/31/40, Strike $1.00 (Cost $—)	—

See accompanying Notes to Schedule of Investments

www.calamos.com

International Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.4%)#
	Consumer Discretionary (0.1%)
1,550	JD.com, Inc
4,477,950	Call, 07/19/24, Strike $31.00	$282,875
	Energy (0.1%)
615	Canadian Natural Resources, Ltd.
4,662,930	Call, 06/21/24, Strike $80.00	92,250
1,830	TechnipFMC, PLC
4,688,460	Call, 07/19/24, Strike $27.00	201,300
		293,550
	Materials (0.2%)
1,000	Freeport-McMoRan, Inc.
4,994,000	Call, 07/19/24, Strike $50.00	350,000
	TOTAL PURCHASED OPTIONS (Cost $1,396,715)	926,425
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)
8,359,046	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $8,359,046)	8,359,046
	TOTAL INVESTMENTS (101.0%) (Cost $171,282,220)	232,692,586
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.6%)		(8,359,046)
OTHER ASSETS, LESS LIABILITIES (2.6%)		6,029,063
NET ASSETS (100.0%)		$230,362,603

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
BANK OF NEW YORK	Swiss Franc	06/28/24	6,620,000	$7,247,170	$(203,640)
BANK OF NEW YORK	Swiss Franc	06/28/24	3,900,000	4,269,481	(119,969)
State Street Bank and Trust	British Pound Sterling	06/28/24	1,800,000	2,249,861	(27,349)
State Street Bank and Trust	British Pound Sterling	06/28/24	1,720,000	2,149,868	(26,133)
					$(377,091)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,993,736.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

DKK  Danish Krone

EUR  European Monetary Unit

GBP  British Pound Sterling

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

SEK  Swedish Krona

TWD  New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

International Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
European Monetary Unit	$38,148,187	16.4%
US Dollar	36,469,318	15.7%
Indian Rupee	28,149,387	12.1%
Japanese Yen	27,701,287	11.9%
Danish Krone	15,778,407	6.8%
British Pound Sterling	15,201,316	6.5%
Chinese Yuan Renminbi	14,248,575	6.1%
South Korean Won	14,121,103	6.1%
Canadian Dollar	12,605,727	5.4%
Swedish Krona	9,572,980	4.1%
New Taiwan Dollar	9,026,795	3.9%
Australian Dollar	4,656,173	2.0%
Swiss Franc	4,616,946	2.0%
Indonesian Rupiah	2,396,385	1.0%
Total Investments	$232,692,586	100.0%

Currency exposure may vary over time.

SECTOR WEIGHTINGS

Industrials	27.8%
Information Technology	20.6
Consumer Discretionary	15.7
Health Care	10.2
Financials	7.9
Communication Services	5.0
Materials	4.0
Real Estate	3.6
Consumer Staples	2.5
Energy	0.1

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

www.calamos.com

Evolving World Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (11.6%)
		Consumer Discretionary (4.6%)
9,487,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	$16,862,099
		Information Technology (7.0%)
3,600,000		Gigabyte Technology Company, Ltd. 0.000%, 07/27/28	3,814,704
4,000,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 08/05/26	3,922,400
11,400,000		SK Hynix, Inc. 1.750%, 04/11/30	17,880,444
			25,617,548
		TOTAL CONVERTIBLE BONDS (Cost $31,178,538)	42,479,647
NUMBER OF SHARES			VALUE
COMMON STOCKS (87.5%)
		Communication Services (1.7%)
192,260	SAR	Etihad Etisalat Company	2,665,579
84,000	HKD	Tencent Holdings, Ltd.	3,686,187
			6,351,766
		Consumer Discretionary (22.2%)
952,120	MXN	Alsea, SAB de CV#^	3,985,056
85,260	INR	Amber Enterprises India, Ltd.#	3,942,626
176,210	CNY	Beijing Roborock Technology Company, Ltd. - Class A	10,294,662
79,448	INR	Dixon Technologies India, Ltd.	7,920,742
419,100	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	2,881,485
1,808,171	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	9,623,168
617,570	INR	Indian Hotels Company, Ltd.	4,261,153
1,675,000	INR	Kalyan Jewellers India, Ltd.	8,287,681
45,250	KRW	Kia Corp.	3,833,696
159,550	INR	Mahindra & Mahindra, Ltd.	4,122,190
262,600	HKD	Meituan - Class B#*	3,585,679
2,010		MercadoLibre, Inc.#	2,931,987
2,266,000	HKD	MGM China Holdings, Ltd.	3,824,880
314,830	INR	Tata Motors, Ltd.	3,796,929
3,470,590	INR	Zomato, Ltd.#	8,026,455
			81,318,389
		Consumer Staples (2.0%)
151,820	TRY	BIM Birlesik Magazalar, A/S	1,813,786
506,640	MXN	Grupo Comercial Chedraui, SA de CV^	3,730,576
103,630	INR	Varun Beverages, Ltd.	1,835,114
			7,379,476
NUMBER OF SHARES			VALUE
		Energy (5.0%)
185,940	EUR	Galp Energia SGPS, SA	$3,994,207
263,490	INR	Reliance Industries, Ltd.	9,243,317
190,580		TechnipFMC, PLC	4,882,660
			18,120,184
		Financials (8.6%)
286,960	INR	360 ONE WAM, Ltd.	2,682,370
13,370,850	IDR	Bank Mandiri Persero, Tbk PT	5,651,548
458,190		Itau Unibanco Holding, SA (ADR)	2,772,049
55,800	KRW	KB Financial Group, Inc.	3,026,418
124,065	KRW	Meritz Financial Group, Inc.	7,093,717
679,880		NU Holdings, Ltd. - Class A#	7,383,497
12,700	KRW	Samsung Fire & Marine Insurance Company, Ltd.	2,842,585
			31,452,184
		Health Care (2.6%)
60,435	INR	Apollo Hospitals Enterprise, Ltd.	4,306,100
22,020	DKK	Novo Nordisk, A/S - Class B	2,823,893
4,310	KRW	Samsung Biologics Company, Ltd.#*	2,422,467
			9,552,460
		Industrials (13.5%)
188,500	INR	Adani Ports & Special Economic Zone, Ltd.	2,981,715
22,470	KRW	Hanwha Aerospace Company, Ltd.	3,413,115
45,165	KRW	HD Hyundai Electric Company, Ltd.	7,967,764
245,000	INR	Hindustan Aeronautics, Ltd.	11,566,786
114,080	INR	KEI Industries, Ltd.	5,452,251
281,170	INR	Titagarh Rail System, Ltd.	3,554,626
4,662,900	CNY	Weichai Power Company, Ltd. - Class A	11,186,302
2,850,100	CNY	Zoomlion Heavy Industry Science and Technology Company, Ltd. - Class A	3,340,405
			49,462,964
		Information Technology (19.9%)
175,000	TWD	Asia Vital Components Company, Ltd.	3,452,002
40,000	TWD	ASMedia Technology, Inc.	2,365,202
4,040	EUR	ASML Holding, NV	3,518,892
15,380	SAR	Elm Company	3,743,710
343,950	INR	KPIT Technologies, Ltd.	6,105,572
107,000	TWD	MediaTek, Inc.	3,226,175
6,335		NVIDIA Corp.	5,473,567
64,720	KRW	Samsung Electronics Company, Ltd.	3,597,567
1,719,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.~	41,174,853
			72,657,540

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Evolving World Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
		Materials (4.0%)
841,828		Cemex, SAB de CV (ADR)#	$6,658,859
3,247,500	IDR	Pantai Indah Kapuk Dua Tbk#	984,092
2,817,946	CNY	Zijin Mining Group Company, Ltd. - Class A	6,784,105
			14,427,056
		Real Estate (8.0%)
798,755	MXN	Corp. Inmobiliaria Vesta SAB de CV^	2,828,858
824,070	INR	DLF, Ltd.	8,786,054
810,630	INR	Macrotech Developers, Ltd.*	11,930,366
353,290	INR	Prestige Estates Projects, Ltd.	5,821,436
			29,366,714
		TOTAL COMMON STOCKS (Cost $234,310,739)	320,088,733
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (2.3%)#
		Communication Services (1.1%)
9,604		Kraneshares Csi China Internet
26,766,348		Call, 07/19/24, Strike $30.00	974,806
1,500		Sea, Ltd.
9,478,500		Call, 06/21/24, Strike $60.00	1,170,000
3,875		Tencent Music Entertainment
4,863,125		Group, Inc.
		Call, 07/19/24, Strike $10.00	1,181,875
1,686		Trip.com Group, Ltd.
8,136,636		Call, 06/21/24, Strike $45.00	775,560
			4,102,241
		Consumer Discretionary (0.3%)
2,235		Alibaba Group Holding, Ltd.
16,728,975		Call, 07/19/24, Strike $80.00	648,150
2,474		JD.com, Inc
3,564,631		Call, 07/19/24, Strike $31.00	451,505
			1,099,655
		Energy (0.1%)
2,900		TechnipFMC, PLC
7,429,800		Call, 07/19/24, Strike $27.00	319,000
		Financials (0.2%)
2,908		ICICI Bank, Ltd.
8,005,724		Call, 08/16/24, Strike $27.00	494,360
		Information Technology (0.1%)
260		Cadence Design Systems, Inc.
7,166,380		Call, 11/15/24, Strike $300.00	477,100
		Materials (0.2%)
1,590		Freeport-McMoRan, Inc.
64,840,200		Call, 07/19/24, Strike $50.00	556,500
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.3%)
3,715	Coupang, Inc.
8,358,750	Call, 08/16/24, Strike $21.00	$1,151,650
7,775	Vipshop Holdings, Ltd.
11,693,600	Call, 06/21/24, Strike $20.00	58,313
		1,209,963
	TOTAL PURCHASED OPTIONS (Cost $9,866,165)	8,258,819
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
762,792	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $762,792)	762,792
	TOTAL INVESTMENTS (101.6%) (Cost $276,118,234)	371,589,991
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(762,792)
LIABILITIES, LESS OTHER ASSETS (-1.4%)		(5,032,334)
NET ASSETS (100.0%)		$365,794,865

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
BANK OF NEW YORK	South African Rand	06/28/24	250,000,000	$13,222,938	$138,146
					$138,146

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $9,262,019.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

See accompanying Notes to Schedule of Investments

www.calamos.com

Evolving World Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

FOREIGN CURRENCY ABBREVIATIONS

CNY  Chinese Yuan Renminbi

DKK  Danish Krone

EUR  European Monetary Unit

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

KRW  South Korean Won

MXN  Mexican Peso

SAR  Saudi Riyal

TRY  Turkish Lira

TWD  New Taiwan Dollar

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
Indian Rupee	$114,623,483	30.8%
US Dollar	81,603,877	22.0%
New Taiwan Dollar	50,218,232	13.5%
Chinese Yuan Renminbi	44,110,127	11.9%
South Korean Won	34,197,329	9.2%
Hong Kong Dollar	11,096,746	3.0%
Mexican Peso	10,544,490	2.8%
European Monetary Unit	7,513,099	2.0%
Indonesian Rupiah	6,635,640	1.8%
Saudi Riyal	6,409,289	1.7%
Danish Krone	2,823,893	0.8%
Turkish Lira	1,813,786	0.5%
Total Investments	$371,589,991	100.0%

Currency exposure may vary over time.

SECTOR WEIGHTINGS

Consumer Discretionary	27.1%
Information Technology	27.0
Industrials	13.5
Financials	8.8
Real Estate	8.0
Energy	5.1
Materials	4.2
Communication Services	2.8
Health Care	2.6
Consumer Staples	2.0
Other	0.3

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Equity Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (99.1%)
		Communication Services (6.3%)
14,100		Alphabet, Inc. - Class A#	$2,295,198
4,810		Meta Platforms, Inc. - Class A	2,069,118
2,710		Netflix, Inc.#	1,492,234
6,280		Spotify Technology, SA#	1,761,163
			7,617,713
		Consumer Discretionary (16.5%)
152,298		ADT, Inc.	989,937
23,740		Amazon.com, Inc.#	4,154,500
23,000	CNY	Beijing Roborock Technology Company, Ltd. - Class A	1,343,722
990		Chipotle Mexican Grill, Inc.#	3,128,004
9,850	INR	Dixon Technologies India, Ltd.	982,017
10,500		DR Horton, Inc.	1,496,145
5,005	EUR	Ferrari, NV	2,058,429
40,150		MakeMyTrip, Ltd.#^	2,658,332
67,000	JPY	Toyota Motor Corp.^	1,528,175
642,000	INR	Zomato, Ltd.#	1,484,757
			19,824,018
		Consumer Staples (2.4%)
2,490		Costco Wholesale Corp.	1,800,021
10,200		Post Holdings, Inc.#	1,082,730
			2,882,751
		Energy (4.2%)
47,070	CAD	Canadian Natural Resources, Ltd.^	3,566,878
55,810		TechnipFMC, PLC	1,429,852
			4,996,730
		Financials (5.8%)
12,750		Apollo Global Management, Inc.	1,381,845
2,020,000	IDR	Bank Mandiri Persero, Tbk PT	853,807
5,690		Chubb, Ltd.	1,414,762
2,760		JPMorgan Chase & Company	529,202
14,400	JPY	Sumitomo Mitsui Financial Group, Inc.^	817,974
5,470		Visa, Inc. - Class A^	1,469,297
9,100		Wells Fargo & Company	539,812
			7,006,699
		Health Care (12.6%)
20,290		Boston Scientific Corp.#	1,458,242
7,015		Eli Lilly & Company	5,479,417
4,990		ICON, PLC#	1,486,421
2,650		McKesson Corp.	1,423,607
40,620		Novo Nordisk, A/S (ADR)	5,211,952
			15,059,639
NUMBER OF SHARES			VALUE
		Industrials (17.2%)
3,275		EMCOR Group, Inc.	$1,169,732
50,000	INR	Hindustan Aeronautics, Ltd.	2,360,569
20,300	JPY	Hitachi, Ltd.	1,872,892
227,300	GBP	Melrose Industries, PLC	1,785,744
121,300	SEK	Munters Group, AB*	2,418,401
475,900	GBP	Rolls-Royce Holdings, PLC#	2,440,427
4,310	EUR	Safran, SA	934,546
6,490	EUR	Schneider Electric, SE	1,479,807
23,190		Uber Technologies, Inc.#	1,536,801
30,120		Vertiv Holdings Company - Class A	2,801,160
8,620		Waste Management, Inc.	1,793,132
			20,593,211
		Information Technology (29.5%)
12,900		Apple, Inc.	2,197,257
3,290	EUR	ASML Holding, NV	2,865,632
8,620		Cadence Design Systems, Inc.#	2,375,930
2,900	JPY	Keyence Corp.	1,275,332
31,875		Micron Technology, Inc.	3,600,600
14,760		Microsoft Corp.~	5,746,511
12,490		NVIDIA Corp.	10,791,610
6,550	EUR	SAP, SE	1,182,715
2,120		ServiceNow, Inc.#	1,469,860
14,010	CAD	Shopify, Inc. - Class A#	983,595
118,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,825,363
			35,314,405
		Materials (3.4%)
188,600		Cemex, SAB de CV (ADR)#	1,491,826
3,105		Linde, PLC	1,369,181
494,700	CNY	Zijin Mining Group Company, Ltd. - Class A	1,190,972
			4,051,979
		Real Estate (1.2%)
98,000	INR	Macrotech Developers, Ltd.*	1,442,305
		TOTAL COMMON STOCKS (Cost $72,560,415)	118,789,450

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Equity Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.4%)
5,271,615	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $5,271,615)	$5,271,615
	TOTAL INVESTMENTS (103.5%) (Cost $77,832,030)	124,061,065
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.4%)		(5,271,615)
OTHER ASSETS, LESS LIABILITIES (0.9%)		1,040,802
NET ASSETS (100.0%)		$119,830,252

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,070,658.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

SEK  Swedish Krona

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$86,367,006	69.6%
European Monetary Unit	8,521,129	6.9%
Indian Rupee	6,269,648	5.1%
Japanese Yen	5,494,373	4.4%
Canadian Dollar	4,550,473	3.7%
British Pound Sterling	4,226,171	3.4%
New Taiwan Dollar	2,825,363	2.3%
Chinese Yuan Renminbi	2,534,694	2.0%
Swedish Krona	2,418,401	1.9%
Indonesian Rupiah	853,807	0.7%
Total Investments	$124,061,065	100.0%

Currency exposure may vary over time.

SECTOR WEIGHTINGS

Information Technology	29.5%
Industrials	17.2
Consumer Discretionary	16.5
Health Care	12.6
Communication Services	6.3
Financials	5.8
Energy	4.2
Materials	3.4
Consumer Staples	2.4
Real Estate	1.2

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (31.3%)
		Communication Services (0.7%)
1,576,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	$1,641,451
		Consumer Discretionary (4.2%)
4,340,000	EUR	Accor, SA 0.700%, 12/07/27	2,366,310
160,000,000	JPY	Daiwa House Ind Company, Ltd. 0.000%, 03/30/29	1,015,746
3,733,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	6,634,997
			10,017,053
		Consumer Staples (2.4%)
5,071,000		Post Holdings, Inc. 2.500%, 08/15/27	5,685,098
		Energy (2.5%)
5,500,000	EUR	Eni S.p.A 2.950%, 09/14/30	6,097,109
		Financials (3.2%)
2,200,000	EUR	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 03/15/28	2,635,264
2,305,000		Global Payments, Inc.*^ 1.500%, 03/01/31	2,299,168
2,200,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	2,766,500
			7,700,932
		Health Care (0.5%)
1,190,000		iRhythm Technologies, Inc.* 1.500%, 09/01/29	1,207,208
		Industrials (9.7%)
2,800,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	3,872,956
2,700,000	EUR	Rheinmetall, AG 1.875%, 02/07/28	4,934,555
1,610,000	EUR	Schneider Electric, SE 0.000%, 06/15/26	3,788,633
2,900,000	EUR	SPIE, SA 2.000%, 01/17/28	3,588,206
2,123,000		Tetra Tech, Inc.* 2.250%, 08/15/28	2,411,707
4,170,000		Uber Technologies, Inc.* 0.875%, 12/01/28	4,711,474
			23,307,531
		Information Technology (8.1%)
1,291,000		Datadog, Inc. 0.125%, 06/15/25	1,842,012
2,200,000		Gigabyte Technology Company, Ltd. 0.000%, 07/27/28	2,331,208
2,000,000	EUR	GlobalWafers GmbH 1.500%, 01/23/29	2,056,197
PRINCIPAL AMOUNT		VALUE
1,030,000	NCL Corp., Ltd. 5.375%, 08/01/25	$1,266,426
2,789,000	Parsons Corp.* 2.625%, 03/01/29	2,924,991
2,800,000	SK Hynix, Inc. 1.750%, 04/11/30	4,391,688
2,545,000	Spotify USA, Inc. 0.000%, 03/15/26	2,371,609
2,244,000	Super Micro Computer, Inc.* 0.000%, 03/01/29	2,294,984
		19,479,115
	TOTAL CONVERTIBLE BONDS (Cost $66,808,295)	75,135,497
CORPORATE BONDS (1.7%)
	Energy (0.8%)
1,940,000	Noble Finance II, LLC* 8.000%, 04/15/30 (Cost $1,962,565)	2,004,505
	Industrials (0.9%)
2,000,000	Uber Technologies, Inc.* 8.000%, 11/01/26 (Cost $1,133,305)	2,020,620
	TOTAL CORPORATE BONDS (Cost $3,095,870)	4,025,125
U.S. GOVERNMENT AND AGENCY SECURITIES (3.5%)
	United States Treasury Note
2,140,000	4.000%, 06/30/28	2,077,974
2,140,000	4.125%, 08/31/30	2,071,286
2,120,000	4.625%, 09/15/26	2,103,686
2,120,000	4.500%, 07/15/26	2,097,723
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $8,426,582)	8,350,669
BANK LOANS (0.7%)¡
	Health Care (0.7%)
1,392,224	Icon Luxembourg Sarl‡ 7.320%, 07/03/28 3 mo. SOFR + 2.00%	1,399,659
346,874	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	348,726
	TOTAL BANK LOANS (Cost $1,739,098)	1,748,385
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCK (1.6%)
	Financials (1.6%)
63,900	Apollo Global Management, Inc.^ 6.750%, 07/31/26 (Cost $3,304,429)	3,896,622

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (54.7%)
		Communication Services (4.3%)
26,960		Alphabet, Inc. - Class A#	$4,388,549
3,600		Meta Platforms, Inc. - Class A	1,548,612
3,060		Netflix, Inc.#	1,684,958
9,270		Spotify Technology, SA#	2,599,679
			10,221,798
		Consumer Discretionary (5.4%)
264,700		ADT, Inc.	1,720,550
28,000		Amazon.com, Inc.#	4,900,000
860		Chipotle Mexican Grill, Inc.#	2,717,256
3,200	EUR	Ferrari, NV	1,316,079
100,700	JPY	Toyota Motor Corp.^	2,296,823
			12,950,708
		Consumer Staples (1.7%)
3,990		Costco Wholesale Corp.	2,884,371
19,750		Walmart, Inc.	1,172,162
			4,056,533
		Energy (3.1%)
63,900	CAD	Canadian Natural Resources, Ltd.	4,842,224
15,852		Chevron Corp.	2,556,452
			7,398,676
		Financials (3.9%)
3,276,000	IDR	Bank Mandiri Persero, Tbk PT	1,384,689
6,900		Chubb, Ltd.	1,715,616
9,320		JPMorgan Chase & Company~	1,787,017
21,500	JPY	Sumitomo Mitsui Financial Group, Inc.^	1,221,281
6,460		Visa, Inc. - Class A^	1,735,221
25,400		Wells Fargo & Company	1,506,728
			9,350,552
		Health Care (8.3%)
11,500		Eli Lilly & Company	8,982,650
3,360		McKesson Corp.	1,805,026
71,550		Novo Nordisk, A/S (ADR)	9,180,580
			19,968,256
		Industrials (6.7%)
20,300	CAD	Canadian Pacific Kansas City, Ltd.	1,592,562
29,700	INR	Hindustan Aeronautics, Ltd.	1,402,178
29,600	JPY	Hitachi, Ltd.	2,730,916
263,000	GBP	Melrose Industries, PLC	2,066,214
683,000	GBP	Rolls-Royce Holdings, PLC#	3,502,440
29,400		Vertiv Holdings Company - Class A	2,734,200
10,200		Waste Management, Inc.	2,121,804
			16,150,314
NUMBER OF SHARES			VALUE
		Information Technology (19.5%)
27,450		Apple, Inc.	$4,675,558
5,180	EUR	ASML Holding, NV	4,511,846
6,400		International Business Machines Corp.	1,063,680
5,300	JPY	Keyence Corp.	2,330,779
24,810		Microsoft Corp.	9,659,277
19,200		NVIDIA Corp.	16,589,184
1,430		ServiceNow, Inc.#	991,462
13,900	CAD	Shopify, Inc. - Class A#	975,873
252,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,033,826
			46,831,485
		Materials (1.2%)
4,010		Linde, PLC	1,768,250
483,500	CNY	Zijin Mining Group Company, Ltd. - Class A	1,164,009
			2,932,259
		Real Estate (0.6%)
100,000	INR	Macrotech Developers, Ltd.*	1,471,740
		TOTAL COMMON STOCKS (Cost $66,906,839)	131,332,321
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (1.1%)
		Consumer Discretionary (0.2%)
244		Dr Horton, Inc.
3,476,756		Call, 01/17/25, Strike $150.00	344,040
920		MakeMyTrip, Ltd.
6,091,320		Put, 08/16/24, Strike $55.00	216,200
			560,240
		Health Care (0.2%)
360		Boston Scientific Corp.
2,587,320		Call, 06/21/24, Strike $62.50	338,400
80		ICON, PLC
2,383,040		Call, 07/19/24, Strike $300.00	128,800
			467,200
		Information Technology (0.1%)
167		Cadence Design Systems, Inc.
4,603,021		Call, 11/15/24, Strike $300.00	306,445
		Materials (0.1%)
945		Freeport-McMoRan, Inc.
4,719,330		Call, 07/19/24, Strike $50.00	330,750

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.5%)
547	Invesco QQQ Trust Series 1
23,225,073	Put, 06/28/24, Strike $440.00	$1,103,299
	TOTAL PURCHASED OPTIONS (Cost $2,573,688)	2,767,934
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
2,676,099	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $2,676,099)	2,676,099
	TOTAL INVESTMENTS (95.7%) (Cost $155,530,900)	229,932,652
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)		(2,676,099)
OTHER ASSETS, LESS LIABILITIES (5.4%)		13,035,318
NET ASSETS (100.0%)		$240,291,871

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,438,050.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$160,734,197	69.9%
European Monetary Unit	35,167,155	15.3%
Japanese Yen	9,595,545	4.2%
Canadian Dollar	7,410,659	3.2%
New Taiwan Dollar	6,033,826	2.6%
British Pound Sterling	5,568,654	2.4%
Indian Rupee	2,873,918	1.3%
Indonesian Rupiah	1,384,689	0.6%
Chinese Yuan Renminbi	1,164,009	0.5%
Total Investments	$229,932,652	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS

Information Technology	27.7%
Industrials	17.3
Consumer Discretionary	9.8
Health Care	9.7
Financials	8.7
Energy	6.4
Communication Services	5.0
Consumer Staples	4.1
Materials	1.3
Real Estate	0.6
Other	0.5

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

International Small Cap Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (98.2%)
		Communication Services (5.6%)
3,575	SEK	Hemnet Group, AB	$92,910
457	EUR	Scout24, SE*	33,570
37,150	GBP	Trustpilot Group, PLC*#	87,724
			214,204
		Consumer Discretionary (13.0%)
8,250	MXN	Alsea, SAB de CV#	34,530
1,200	INR	Amber Enterprises India, Ltd.#	55,491
1,073	CNY	Beijing Roborock Technology Company, Ltd. - Class A	62,688
680	INR	Dixon Technologies India, Ltd.	67,794
15,800	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	84,088
11,550	INR	Kalyan Jewellers India, Ltd.	57,148
2,025		MakeMyTrip, Ltd.#	134,075
			495,814
		Consumer Staples (4.8%)
2,570	SEK	AAK, AB	66,104
1,100	JPY	Toyo Suisan Kaisha, Ltd.	68,788
2,000	JPY	Yamazaki Baking Company, Ltd.	48,407
			183,299
		Energy (3.7%)
11,515	CAD	CES Energy Solutions Corp.	47,427
22,720	EUR	Saipem S.p.A#	52,136
1,610		TechnipFMC, PLC	41,248
			140,811
		Financials (6.7%)
4,125	INR	360 ONE WAM, Ltd.	38,559
14,500	JPY	Concordia Financial Group, Ltd.	78,128
2,485	AUD	HUB24, Ltd.	63,849
1,310	KRW	Meritz Financial Group, Inc.	74,902
			255,438
		Health Care (4.3%)
1,400	JPY	Jeol, Ltd.	55,467
309	CHF	Ypsomed Holding, AG	110,140
			165,607
		Industrials (35.4%)
11,560	GBP	Ashtead Technology Holdings, PLC	117,708
1,025	EUR	DO & CO, AG	157,300
700	JPY	Ebara Corp.	57,704
445	KRW	HD Hyundai Electric Company, Ltd.	78,505
1,060	INR	Hindustan Aeronautics, Ltd.	50,044
NUMBER OF SHARES			VALUE
2,000	JPY	Japan Elevator Service Holdings Company, Ltd.	$31,081
1,090	INR	KEI Industries, Ltd.	52,095
1,400	EUR	KION Group, AG	64,523
1,900	JPY	Kyudenko Corp.	78,857
3,550	EUR	Leonardo S.p.A	81,586
18,630	GBP	Melrose Industries, PLC	146,363
9,077	SEK	Munters Group, AB*	180,971
830		nVent Electric, PLC	59,818
1,320	KRW	SK Square Company, Ltd.#	72,524
1,400	JPY	Sojitz Corp.	36,046
700	CAD	Stantec, Inc.	55,735
2,840	INR	Titagarh Rail System, Ltd.	35,904
			1,356,764
		Information Technology (14.1%)
3,600	HKD	ASMPT, Ltd.	44,740
252	EUR	BE Semiconductor Industries, NV	33,434
595	CAD	Descartes Systems Group, Inc.#	55,193
500	JPY	Horiba, Ltd.	48,509
4,420	INR	KPIT Technologies, Ltd.	78,461
1,195	EUR	Lectra	40,712
800	JPY	Micronics Japan Company, Ltd.	32,955
970	EUR	Nemetschek, SE	85,718
1,700	JPY	Towa Corp.	97,904
900	JPY	Zuken, Inc.	23,517
			541,143
		Materials (4.9%)
1,455	JPY	Artience Company, Ltd.	26,965
1,685	EUR	SOL S.p.A	64,819
3,400	JPY	Sumitomo Bakelite Company, Ltd.	96,842
			188,626
		Real Estate (5.7%)
7,965	MXN	Corp. Inmobiliaria Vesta SAB de CV	28,209
5,520	INR	Macrotech Developers, Ltd.*	81,240
10,900	JPY	Mirarth Holdings, Inc.	33,422
2,115	INR	Prestige Estates Projects, Ltd.	34,851
375	EUR	VGP, NV	40,799
			218,521
		TOTAL COMMON STOCKS (Cost $3,077,606)	3,760,227

See accompanying Notes to Schedule of Investments

www.calamos.com

International Small Cap Growth Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.1%)#
	Other (0.1%)
30 73,920	iShares MSCI China Small-Cap ETF Call, 06/21/24, Strike $25.00 (Cost $3,067)	$2,100
	TOTAL INVESTMENTS (98.3%) (Cost $3,080,673)	3,762,327
OTHER ASSETS, LESS LIABILITIES (1.7%)		66,049
NET ASSETS (100.0%)		$3,828,376

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

SEK  Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
Japanese Yen	$814,592	21.7%
European Monetary Unit	654,597	17.4%
Indian Rupee	551,587	14.7%
British Pound Sterling	351,795	9.3%
Swedish Krona	339,985	9.0%
US Dollar	237,241	6.3%
South Korean Won	225,931	6.0%
Canadian Dollar	158,355	4.2%
Chinese Yuan Renminbi	146,776	3.9%
Swiss Franc	110,140	2.9%
Australian Dollar	63,849	1.7%
Mexican Peso	62,739	1.7%
Hong Kong Dollar	44,740	1.2%
Total Investments	$3,762,327	100.0%

Currency exposure may vary over time.

SECTOR WEIGHTINGS

Industrials	35.4%
Information Technology	14.1
Consumer Discretionary	13.0
Financials	6.7
Real Estate	5.7
Communication Services	5.6
Materials	4.9
Consumer Staples	4.8
Health Care	4.3
Energy	3.7
Other	0.1

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Total Return Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (29.9%)
	Airlines (0.9%)
95,751	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	$89,647
90,705	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	88,071
23,211	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	23,151
88,165	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	81,186
122,566	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	103,421
		385,476
	Communication Services (1.6%)
200,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	190,542
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 2.800%, 04/01/31	79,558
150,000	Comcast Corp. 3.900%, 03/01/38	124,419
75,000	Paramount Global 3.700%, 10/04/26	69,315
100,000	United States Cellular Corp. 6.700%, 12/15/33	97,642
150,000	Verizon Communications, Inc. 4.016%, 12/03/29	139,829
		701,305
	Consumer Discretionary (2.2%)
150,000	Cargill, Inc.* 3.125%, 05/25/51	97,746
200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	174,586
100,000	GLP Capital, LP / GLP Financing II, Inc. 3.250%, 01/15/32	81,769
50,000	goeasy, Ltd.* 7.625%, 07/01/29	50,082
125,000	Kohl's Corp. 5.550%, 07/17/45	85,851
100,000	M/I Homes, Inc. 3.950%, 02/15/30	86,846
100,000	Mattel, Inc. 6.200%, 10/01/40	94,584
100,000	Newell Brands, Inc. 5.700%, 04/01/26	98,650
PRINCIPAL AMOUNT		VALUE
100,000	NIKE, Inc.^ 2.850%, 03/27/30	$88,369
100,000	Tractor Supply Company 5.250%, 05/15/33	97,822
		956,305
	Consumer Staples (1.9%)
125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	113,930
125,000	Archer-Daniels-Midland Company 3.250%, 03/27/30	111,599
125,000	Costco Wholesale Corp. 1.600%, 04/20/30	102,780
100,000	Edgewell Personal Care Company* 4.125%, 04/01/29	90,688
125,000	Hershey Company 1.700%, 06/01/30	102,326
200,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30	193,226
100,000	Kimberly-Clark Corp. 3.100%, 03/26/30	89,413
50,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	44,281
		848,243
	Energy (0.8%)
175,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. USD LIBOR + 3.02%	158,963
100,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	101,884
100,000	EQT Corp.* 3.125%, 05/15/26	94,581
		355,428
	Financials (8.9%)
115,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	97,701
100,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	92,124
100,000	Avolon Holdings Funding, Ltd.*^ 5.500%, 01/15/26	98,755
125,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	118,531
100,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	87,048
150,000	Bank of Montreal‡ 3.088%, 01/10/37 5 year CMT + 1.40%	119,346

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
100,000	Bank of New York Mellon Corp.‡ 5.834%, 10/25/33 SOFR + 2.07%	$101,705
150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	126,411
125,000	BP Capital Markets, PLC^‡ 4.875%, 03/22/30 5 year CMT + 4.40%	117,083
175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	145,885
150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	113,850
100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 year CMT + 3.17%	92,256
100,000	Chubb INA Holdings, LLC& 4.150%, 03/13/43	83,203
150,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	140,919
100,000	Essential Properties, LP 2.950%, 07/15/31	79,370
100,000	Essex Portfolio, LP 1.700%, 03/01/28	86,304
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	85,172
125,000	Globe Life, Inc. 4.550%, 09/15/28	116,141
150,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26 5 year CMT + 2.97%	140,791
125,000	JPMorgan Chase & Company‡ 3.650%, 06/01/26 5 year CMT + 2.85%	117,239
200,000	LSEGA Financing, PLC* 2.000%, 04/06/28	176,342
125,000	Markel Corp. 3.500%, 11/01/27	116,861
100,000	MetLife, Inc. 6.400%, 12/15/66	99,753
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	85,390
118,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	106,785
100,000	Primerica, Inc. 2.800%, 11/19/31	81,614
100,000	Prologis, LP 2.875%, 11/15/29	88,338
100,000	Radian Group, Inc. 4.500%, 10/01/24	99,280
PRINCIPAL AMOUNT		VALUE
125,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	$117,086
100,000	SLM Corp. 3.125%, 11/02/26	92,862
100,000	Toronto-Dominion Bank^ 4.456%, 06/08/32	92,861
125,000	Travelers Companies, Inc. 2.550%, 04/27/50	73,754
200,000	USAA Capital Corp.* 2.125%, 05/01/30	165,546
125,000	Ventas Realty, LP 4.000%, 03/01/28	117,493
100,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	98,344
125,000	Wells Fargo & Company& 4.400%, 06/14/46	98,979
		3,871,122
	Health Care (2.0%)
150,000	CVS Health Corp. 4.780%, 03/25/38	132,144
100,000	DaVita, Inc.* 4.625%, 06/01/30	87,848
100,000	Elanco Animal Health, Inc.^ 6.650%, 08/28/28	100,019
100,000	Illumina, Inc. 5.750%, 12/13/27	100,080
150,000	Johnson & Johnson 3.400%, 01/15/38	122,983
100,000	Kaiser Foundation Hospitals 2.810%, 06/01/41	70,282
100,000	Royalty Pharma, PLC 2.200%, 09/02/30	81,279
100,000	UnitedHealth Group, Inc. 5.250%, 02/15/28	100,342
100,000	Zoetis, Inc. 5.600%, 11/16/32	100,596
		895,573
	Industrials (4.2%)
125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	117,811
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	95,616
100,000	Allegiant Travel Company*^ 7.250%, 08/15/27	96,866
40,000	Ball Corp. 6.875%, 03/15/28	40,692
125,000	Beacon Roofing Supply, Inc.* 4.500%, 11/15/26	120,125
See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Total Return Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
100,000	Burlington Northern Santa Fe, LLC 4.950%, 09/15/41	$92,019
100,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	97,608
100,000	Cummins, Inc. 4.875%, 10/01/43	90,851
100,000	EnerSys* 4.375%, 12/15/27	93,757
100,000	Graphic Packaging International, LLC* 1.512%, 04/15/26	91,852
80,000	GXO Logistics, Inc. 1.650%, 07/15/26	72,994
100,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	94,004
100,000	Honeywell International, Inc. 1.950%, 06/01/30	83,325
100,000	Illinois Tool Works, Inc. 4.875%, 09/15/41	92,587
125,000	Infor, Inc.* 1.750%, 07/15/25	118,526
250,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	227,130
100,000	TransDigm, Inc.* 6.375%, 03/01/29	99,449
97,946	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	93,847
		1,819,059
	Information Technology (3.2%)
150,000	Apple, Inc. 4.375%, 05/13/45	130,446
100,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	95,653
125,000	CGI, Inc. 1.450%, 09/14/26	113,331
125,000	Fortinet, Inc. 2.200%, 03/15/31	101,440
100,000	Intuit, Inc. 5.200%, 09/15/33	98,769
157,000	Microsoft Corp. 4.100%, 02/06/37	143,520
125,000	NVIDIA Corp. 3.500%, 04/01/40	100,655
100,000	Open Text Corp.* 6.900%, 12/01/27	102,302
125,000	Roper Technologies, Inc. 1.400%, 09/15/27	109,631
100,000	Take-Two Interactive Software, Inc. 4.950%, 03/28/28	97,891
100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	89,597
PRINCIPAL AMOUNT		VALUE
100,000	Twilio, Inc. 3.625%, 03/15/29	$88,826
150,000	VMware, Inc. 1.800%, 08/15/28	128,648
		1,400,709
	Materials (0.5%)
100,000	ArcelorMittal, SA 6.550%, 11/29/27	102,590
100,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	98,357
		200,947
	Other (0.3%)
125,000	Intact Financial Corp.* 5.459%, 09/22/32	121,928
	Real Estate (1.5%)
100,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	96,640
150,000	EPR Properties 4.950%, 04/15/28	141,018
125,000	Forestar Group, Inc.* 3.850%, 05/15/26	118,836
100,000	Healthpeak OP LLC 3.250%, 07/15/26	95,143
100,000	Public Storage^ 2.300%, 05/01/31	81,949
125,000	Tanger Properties, LP 3.875%, 07/15/27	116,390
		649,976
	Utilities (1.9%)
150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	108,036
100,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	90,085
150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	107,583
100,000	Entergy Texas, Inc. 1.500%, 09/01/26	90,511
100,000	Monongahela Power Company* 3.550%, 05/15/27	94,499
150,000	Northern States Power Company 3.750%, 12/01/47	103,575
150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	108,702
125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	114,810
		817,801
	TOTAL CORPORATE BONDS (Cost $14,443,221)	13,023,872

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
BANK LOANS (5.2%)¡
	Airlines (0.7%)
125,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	$126,016
148,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	154,120
		280,136
	Communication Services (1.5%)
223,858	APi Group DE, Inc. 7.930%, 01/03/29 1 mo. SOFR + 2.50%	224,958
289,101	Go Daddy Operating Company, LLC‡ 7.316%, 11/09/29 1 mo. SOFR + 2.00%	289,558
147,609	Nexstar Broadcasting, Inc.‡ 7.930%, 09/18/26 1 mo. SOFR + 2.50%	147,904
		662,420
	Consumer Discretionary (1.5%)
96,000	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	96,570
191,719	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	192,947
125,000	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	125,434
242,500	Murphy USA, Inc.‡ 7.192%, 01/31/28 1 mo. SOFR + 1.75%	243,621
		658,572
	Consumer Staples (0.3%)
131,359	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	132,283
	Energy (0.3%)
124,688	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	125,280
	Health Care (0.3%)
107,735	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	108,310
26,842	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	26,986
		135,296
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.3%)
125,000	KBR, Inc.‡ 7.566%, 01/17/31 1 mo. SOFR + 2.25%	$125,521
	Materials (0.3%)
137,052	Axalta Coating Systems U.S. Holdings, Inc. 7.330%, 12/20/29 3 mo. SOFR + 2.00%	137,601
	TOTAL BANK LOANS (Cost $2,244,236)	2,257,109
U.S. GOVERNMENT AND AGENCY SECURITIES (57.5%)
	Other (57.5%)
76,781	Federal Home Loan Mortgage Corp. 2.500%, 02/01/35	68,735
133,773	4.000%, 05/01/49	121,515
1,287,313	4.000%, 08/01/52	1,151,436
1,362,773	5.000%, 10/01/53	1,292,460
106,582	Federal National Mortgage Association 2.500%, 09/01/31	98,976
86,845	3.000%, 02/01/33	80,630
47,759	3.000%, 01/01/35	43,868
248,007	3.000%, 07/01/46	211,356
159,320	3.000%, 03/01/47	135,775
45,421	4.000%, 03/01/47	41,368
138,715	3.500%, 08/01/47	122,133
77,795	4.500%, 04/01/48	72,974
101,639	4.000%, 06/01/48	92,456
68,516	3.500%, 02/01/49	60,255
61,730	3.000%, 07/01/49	51,779
118,474	3.500%, 11/01/49	103,518
578,971	2.500%, 04/01/50	463,549
499,413	3.000%, 04/01/50	418,916
407,126	3.500%, 04/01/50	355,348
776,439	2.500%, 07/01/51	617,958
572,989	2.000%, 01/01/52	433,787
568,961	4.500%, 06/01/52	525,703
1,265,287	4.500%, 09/01/52	1,168,029
514,472	4.000%, 11/01/52	460,169
460,765	4.500%, 11/01/52	425,091
449,422	5.500%, 12/01/52	437,383
709,404	4.500%, 02/01/53	654,082
750,177	5.500%, 08/01/53	728,701
805,970	6.000%, 09/01/53	798,893
983,933	6.000%, 03/01/54	975,306
135,643	Government National Mortgage Association 3.500%, 10/20/47	120,996
102,999	3.000%, 10/20/47	88,952
350,000	U.S. Treasury Bond 3.500%, 02/15/39	305,019
300,000	1.125%, 05/15/40	176,719
200,000	4.000%, 11/15/42	178,266
460,000	3.875%, 02/15/43	402,069
500,000	3.000%, 05/15/47	368,476
300,000	3.000%, 02/15/49	218,859
500,000	2.250%, 08/15/49	310,430

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Total Return Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
500,000	2.000%, 02/15/50	$291,094
200,000	2.875%, 05/15/52	140,781
1,000,000	4.750%, 11/15/53	994,922
855,324	U.S. Treasury Inflation Indexed Note 0.500%, 01/15/28	799,060
500,000	United States Treasury Note 4.875%, 11/30/25	497,939
1,350,000	4.375%, 12/15/26	1,332,017
1,350,000	4.375%, 11/30/28	1,329,750
1,400,000	4.375%, 11/30/30	1,373,422
2,000,000	4.500%, 11/15/33	1,971,094
1,350,000	4.750%, 11/15/43	1,324,687
350,000	3.000%, 08/15/52	252,766
425,000	3.625%, 02/15/53	347,305
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $27,785,274)	25,036,772
RESIDENTIAL MORTGAGE BACKED SECURITIES (1.3%)
	Other (1.3%)
100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	87,270
500,000	Freddie Mac Multifamily Structured Pass Through Certificates K157, Class A2‡ 3.990%, 05/25/33	468,198
	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $677,818)	555,468
ASSET BACKED SECURITIES (3.9%)
	Financials (2.1%)
80,500	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	77,497
40,514	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	40,487
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	135,068
139,301	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	134,479
98,752	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	98,309
237,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	215,280
52,434	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	51,129
PRINCIPAL AMOUNT		VALUE
150,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	$149,706
		901,955
	Other (1.8%)
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	135,939
61,746	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	61,514
91,000	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	81,169
90,283	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	90,019
77,218	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	74,571
27,505	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	27,243
99,417	SVC ABS, LLC Series 2023-1A, Class A* 5.150%, 02/20/53	94,078
225,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	224,103
		788,636
	TOTAL ASSET BACKED SECURITIES (Cost $1,768,214)	1,690,591
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
675,600	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $675,600)	675,600
	TOTAL INVESTMENTS (99.4%) (Cost $47,594,363)	43,239,412
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(675,600)
OTHER ASSETS, LESS LIABILITIES (2.2%)		951,806
NET ASSETS (100.0%)		$43,515,618

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

&  Illiquid security.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys
2,000,000	U.S. Treasury Note 5-Year	Jun 2024	$2,094,844	$(39,268)

ASSET ALLOCATION

U.S. Government and Agency Securities	57.5%
Corporate Bonds	29.9
Bank Loans	5.2
Asset Backed Securities	3.9
Residential Mortgage Backed Securities	1.3
Other Assets, less Liabilities	2.2

Asset Allocation weightings are subject to change daily and are calculated as a percentage of net assets.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $92,877)	$90,884
CORPORATE BONDS (80.4%)
	Airlines (1.1%)
83,449	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	81,025
32,010	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	32,374
103,800	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	94,105
43,333	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	42,878
90,356	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	82,105
71,446	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	73,138
		405,625
	Communication Services (8.1%)
100,000	Altice France Holding, SA* 10.500%, 05/15/27	35,849
200,000	Altice France, SA* 5.500%, 10/15/29	131,200
105,000	APi Group DE, Inc.* 4.750%, 10/15/29	95,660
200,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	158,888
119,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	4,201
44,000	6.500%, 05/01/27	1,570
87,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	79,393
50,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	49,058
40,000	9.000%, 09/15/28	41,175
124,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	107,694
250,000	CSC Holdings, LLC* 5.375%, 02/01/28	192,800
220,000	4.500%, 11/15/31	139,889
215,000	5.750%, 01/15/30	94,359
43,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	40,106
PRINCIPAL AMOUNT		VALUE
101,000	Frontier California, Inc. 6.750%, 05/15/27	$96,255
24,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	24,458
151,000	Frontier Florida, LLC@ 6.860%, 02/01/28	143,864
140,000	Frontier North, Inc.@ 6.730%, 02/15/28	132,783
90,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	79,960
25,000	5.250%, 12/01/27	24,170
23,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	13,250
60,000	iHeartCommunications, Inc. 8.375%, 05/01/27	31,981
35,000	5.250%, 08/15/27*^	25,720
76,068	Ligado Networks, LLC* 15.500%, 11/01/23 15.50% PIK rate	12,607
65,000	Lumen Technologies, Inc. 7.600%, 09/15/39	19,894
45,000	4.000%, 02/15/27*	23,958
23,000	7.650%, 03/15/42	7,043
48,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	39,680
55,000	Nexstar Media, Inc.* 5.625%, 07/15/27	51,762
90,000	Paramount Global 4.900%, 08/15/44	63,095
31,000	Qwest Corp. 7.250%, 09/15/25	30,725
46,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	34,039
23,000	5.375%, 01/15/31	13,621
85,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	67,200
115,000	Sirius XM Radio, Inc.* 5.500%, 07/01/29	107,242
95,000	4.000%, 07/15/28	84,699
50,000	3.125%, 09/01/26	46,686
24,000	3.875%, 09/01/31^	19,309
77,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	36,704
85,000	Sprint, LLC 7.125%, 06/15/24	85,117
100,000	Stagwell Global, LLC* 5.625%, 08/15/29	89,705
53,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	24,255
35,000	Time Warner Cable, LLC 7.300%, 07/01/38	33,994
105,000	United States Cellular Corp. 6.700%, 12/15/33	102,524

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
72,000	Univision Communications, Inc.* 8.000%, 08/15/28	$72,169
45,000	Viasat, Inc.*^ 5.625%, 04/15/27	41,257
		2,851,568
	Consumer Discretionary (16.6%)
100,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	100,850
90,000	Adams Homes, Inc.* 9.250%, 10/15/28	93,043
75,000	Adient Global Holdings Company* 8.250%, 04/15/31	77,959
80,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	72,224
84,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	76,091
72,000	6.625%, 01/15/28	71,896
118,000	At Home Group, Inc.* 4.875%, 07/15/28	56,098
123,000	Bath & Body Works, Inc. 6.694%, 01/15/27	123,952
70,000	6.875%, 11/01/35	69,695
61,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29^	54,429
46,000	8.125%, 07/01/27	46,717
46,000	Carnival Corp.* 7.625%, 03/01/26	46,311
45,000	4.000%, 08/01/28	41,114
6,000	7.000%, 08/15/29^	6,165
18,084	Carvana Company* 14.000%, 06/01/31	18,152
14,829	13.000%, 06/01/30	14,734
9,491	12.000%, 12/01/28	9,297
190,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.250%, 02/01/31	149,325
185,000	5.125%, 05/01/27	173,689
110,000	6.375%, 09/01/29	100,838
100,000	4.750%, 03/01/30	83,254
55,000	5.000%, 02/01/28	50,158
50,000	4.500%, 08/15/30	40,702
48,000	4.750%, 02/01/32	37,783
48,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	45,804
75,000	Cedar Fair, LP 5.250%, 07/15/29	70,105
50,000	Churchill Downs, Inc.* 6.750%, 05/01/31	49,665
80,000	Dana, Inc. 4.250%, 09/01/30	69,516
68,000	4.500%, 02/15/32	57,698
100,000	DISH DBS Corp. 5.125%, 06/01/29	40,406
60,000	7.375%, 07/01/28	26,933
PRINCIPAL AMOUNT		VALUE
55,000	5.250%, 12/01/26*	$43,382
45,000	5.750%, 12/01/28*	30,542
42,000	7.750%, 07/01/26	26,492
88,000	DISH Network Corp.* 11.750%, 11/15/27	88,806
95,000	Everi Holdings, Inc.* 5.000%, 07/15/29	93,316
200,000	Ford Motor Credit Company, LLC 5.113%, 05/03/29	190,636
200,000	4.000%, 11/13/30	174,586
200,000	2.900%, 02/16/28	178,092
36,000	Gap, Inc.* 3.875%, 10/01/31	29,450
45,000	General Motors Company 5.200%, 04/01/45	38,554
165,000	goeasy, Ltd.* 9.250%, 12/01/28	174,654
83,000	7.625%, 07/01/29	83,136
50,000	Goodyear Tire & Rubber Company 5.250%, 07/15/31^	44,296
45,000	5.625%, 04/30/33	39,603
41,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	37,402
95,000	Guitar Center, Inc.*^ 8.500%, 01/15/26	84,008
23,804	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	24,052
102,000	Kohl's Corp. 5.550%, 07/17/45	70,055
100,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	104,074
95,000	Liberty Interactive, LLC 8.250%, 02/01/30	52,775
90,000	Life Time, Inc.* 8.000%, 04/15/26	90,151
45,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	45,923
35,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	36,702
62,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	61,529
65,000	M/I Homes, Inc. 3.950%, 02/15/30	56,450
114,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	96,081
70,000	4.300%, 02/15/43	55,371
100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	91,465
55,000	Newell Brands, Inc. 5.700%, 04/01/26	54,257
50,000	Nordstrom, Inc. 5.000%, 01/15/44	37,993

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
48,000	4.250%, 08/01/31	$41,435
45,000	6.950%, 03/15/28	44,717
135,000	Patrick Industries, Inc.* 4.750%, 05/01/29	122,841
100,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	83,811
44,000	Phinia, Inc.* 6.750%, 04/15/29	44,188
120,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	89,663
45,000	QVC, Inc. 5.450%, 08/15/34	29,562
45,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	48,301
174,000	Rite Aid Corp.*@ 8.000%, 11/15/26	112,287
50,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	51,512
13,000	6.250%, 03/15/32	12,817
120,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	103,800
135,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	134,841
108,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	96,765
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	66,063
95,000	Station Casinos, LLC* 4.500%, 02/15/28	88,185
100,000	STL Holding Company, LLC* 8.750%, 02/15/29	102,861
59,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	57,513
25,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	26,836
100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	98,846
175,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	179,228
		5,844,508
	Consumer Staples (3.8%)
117,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	114,997
139,000	Arrow Bidco, LLC* 10.750%, 06/15/25	143,387
90,000	B&G Foods, Inc.* 8.000%, 09/15/28	93,404
107,000	Central Garden & Pet Company* 4.125%, 04/30/31	92,867
PRINCIPAL AMOUNT		VALUE
110,000	Edgewell Personal Care Company* 4.125%, 04/01/29	$99,757
115,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	101,719
24,000	6.500%, 12/31/27^	23,788
115,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30^	111,105
60,000	5.125%, 02/01/28^	58,342
35,000	5.750%, 04/01/33	33,515
63,000	New Albertsons, LP 7.750%, 06/15/26	64,884
96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	86,083
75,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	66,421
50,000	Post Holdings, Inc.* 6.250%, 02/15/32	49,456
90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	76,679
75,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	57,656
85,000	Vector Group, Ltd.* 5.750%, 02/01/29	77,349
		1,351,409
	Energy (11.2%)
45,000	Antero Resources Corp.* 5.375%, 03/01/30	42,820
90,000	Apache Corp. 5.100%, 09/01/40	74,952
50,000	Buckeye Partners, LP 5.850%, 11/15/43	41,864
45,000	Cheniere Energy, Inc. 4.625%, 10/15/28	43,058
72,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	72,082
124,000	Civitas Resources, Inc.* 8.750%, 07/01/31	131,961
50,000	Continental Resources, Inc. 2.875%, 04/01/32*	39,974
45,000	4.900%, 06/01/44	36,283
76,000	DT Midstream, Inc.* 4.125%, 06/15/29	68,896
85,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	87,465
35,000	9.875%, 07/15/31	38,730
55,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	54,135
55,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	56,028
140,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. USD LIBOR + 3.28%	127,170

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
70,000	6.500%, 11/15/26 5 year CMT + 5.69%	$67,997
120,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. USD LIBOR + 4.11%	118,508
90,000	4.850%, 07/15/26	87,748
61,000	Enlink Midstream, LLC* 6.500%, 09/01/30	61,784
145,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	147,732
50,000	6.375%, 04/01/29	49,681
70,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	72,515
32,000	6.250%, 05/15/26	31,772
95,000	Gulfport Energy Corp. 8.000%, 05/17/26*	96,430
27,586	8.000%, 05/17/26^	28,001
125,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	120,111
72,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	71,168
100,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	101,188
89,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	87,819
67,000	Matador Resources Company* 6.500%, 04/15/32	66,453
50,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	49,946
45,000	10.500%, 05/15/27	46,076
70,000	Nabors Industries, Inc.* 7.375%, 05/15/27	69,429
35,000	9.125%, 01/31/30^	36,227
70,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	66,424
56,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	55,409
97,000	Oceaneering International, Inc. 6.000%, 02/01/28	93,496
95,000	Parkland Corp.* 5.875%, 07/15/27	92,925
53,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	50,653
26,000	Permian Resources Operating LLC* 7.000%, 01/15/32	26,566
100,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. USD LIBOR + 4.11%	99,656
135,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	124,859
PRINCIPAL AMOUNT		VALUE
49,000	Southwestern Energy Company 4.750%, 02/01/32	$44,185
133,200	Transocean, Inc.* 8.750%, 02/15/30	139,031
50,000	8.250%, 05/15/29	49,729
60,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	59,486
25,000	4.125%, 08/15/31	21,898
25,000	3.875%, 08/15/29	22,090
120,000	Venture Global LNG, Inc.* 8.375%, 06/01/31	123,244
75,000	8.125%, 06/01/28	76,774
45,000	9.875%, 02/01/32	48,024
45,000	9.500%, 02/01/29	48,407
55,000	Vital Energy, Inc. 7.750%, 07/31/29*^	55,408
53,000	7.875%, 04/15/32*	53,838
32,000	9.750%, 10/15/30	34,896
90,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	85,899
118,000	Weatherford International, Ltd.* 8.625%, 04/30/30	122,588
		3,921,488
	Financials (13.7%)
140,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	139,140
120,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	120,973
145,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	142,490
15,000	7.000%, 01/15/31	15,092
101,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	85,807
45,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	34,874
40,000	8.000%, 11/01/31	43,350
150,000	AmWINS Group, Inc.* 4.875%, 06/30/29	136,560
67,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	61,723
50,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	51,230
125,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	114,054
110,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	98,549
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	194,066

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
85,000	Credit Acceptance Corp. 6.625%, 03/15/26^	$84,797
70,000	9.250%, 12/15/28*	74,285
90,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	93,650
123,000	Enact Holdings, Inc.* 6.500%, 08/15/25	122,947
110,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	113,023
119,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	101,355
55,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	56,481
50,000	HUB International, Ltd.* 7.375%, 01/31/32	49,794
68,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	57,300
195,000	Iron Mountain, Inc.* 5.250%, 03/15/28	186,833
260,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	234,192
182,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	179,021
98,000	4.750%, 06/15/29	87,650
95,000	LD Holdings Group, LLC* 6.125%, 04/01/28	72,118
110,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	43,036
45,000	4.625%, 09/15/27	26,539
65,000	LPL Holdings, Inc.* 4.000%, 03/15/29	59,017
90,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	94,337
61,560	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 14.750%, 11/14/28	67,143
138,000	MetLife, Inc. 6.400%, 12/15/66	137,659
110,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	103,543
95,000	Navient Corp. 5.000%, 03/15/27	89,728
50,000	4.875%, 03/15/28	45,258
65,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	55,504
50,000	Newmark Group, Inc.* 7.500%, 01/12/29	50,553
65,000	OneMain Finance Corp. 3.875%, 09/15/28	57,355
60,000	9.000%, 01/15/29	63,077
45,000	7.125%, 03/15/26^	45,440
PRINCIPAL AMOUNT		VALUE
150,000	PHH Mortgage Corp.* 7.875%, 03/15/26	$144,256
100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	92,145
95,000	6.500%, 04/01/32	93,224
45,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	38,336
45,000	3.625%, 03/01/29	39,747
20,000	2.875%, 10/15/26	18,402
125,000	StoneX Group, Inc.* 7.875%, 03/01/31	126,498
90,000	8.625%, 06/15/25	90,367
100,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	93,091
50,000	5.750%, 06/15/27	48,052
50,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	51,938
50,000	6.500%, 02/15/29	40,237
200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	169,018
98,000	XHR, LP* 6.375%, 08/15/25	97,960
		4,832,814
	Health Care (5.5%)
210,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28	164,501
39,000	14.000%, 10/15/30	25,199
36,000	6.125%, 02/01/27	26,432
170,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	120,401
50,000	10.875%, 01/15/32	51,284
50,000	8.000%, 03/15/26	49,831
49,000	6.875%, 04/15/29	36,389
12,000	5.250%, 05/15/30	9,839
100,000	DaVita, Inc.* 4.625%, 06/01/30	87,848
100,000	3.750%, 02/15/31	82,427
72,000	Embecta Corp.* 5.000%, 02/15/30	55,554
24,000	6.750%, 02/15/30	20,643
45,000	Encompass Health Corp. 4.750%, 02/01/30	41,356
45,000	4.500%, 02/01/28	42,332
110,000	HCA, Inc. 7.500%, 11/06/33	119,997
210,000	Jazz Securities DAC* 4.375%, 01/15/29	192,398
110,000	Medline Borrower, LP* 5.250%, 10/01/29	102,503
110,000	3.875%, 04/01/29	98,527

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	$173,104
107,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	99,645
200,000	Tenet Healthcare Corp. 6.250%, 02/01/27	199,578
120,000	6.875%, 11/15/31	124,219
		1,924,007
	Industrials (11.8%)
100,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	100,899
100,000	ACCO Brands Corp.* 4.250%, 03/15/29	87,275
150,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	148,689
95,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	82,272
155,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	148,205
75,000	5.875%, 02/15/28	73,565
55,000	Allegiant Travel Company* 7.250%, 08/15/27	53,276
49,000	Arcosa, Inc.* 4.375%, 04/15/29	44,858
225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	62,802
68,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	60,862
46,000	Boeing Company* 6.388%, 05/01/31	46,336
50,000	Bombardier, Inc.* 8.750%, 11/15/30	53,232
40,000	7.875%, 04/15/27	39,875
31,000	7.250%, 07/01/31	31,121
87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	79,357
95,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	89,561
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	22,306
125,000	Deluxe Corp.* 8.000%, 06/01/29	113,552
97,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	97,825
50,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	49,700
45,000	EnerSys* 6.625%, 01/15/32	44,879
45,000	4.375%, 12/15/27	42,191
PRINCIPAL AMOUNT		VALUE
40,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	$40,786
57,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	51,596
60,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	57,565
44,000	3.500%, 03/01/29	38,983
107,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	90,384
180,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	159,484
105,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	98,704
115,000	Herc Holdings, Inc.* 5.500%, 07/15/27	111,848
115,000	IEA Energy Services, LLC* 6.625%, 08/15/29	109,773
61,000	JELD-WEN, Inc.* 4.625%, 12/15/25	59,565
45,000	4.875%, 12/15/27	42,782
145,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	135,095
100,000	Knife River Holding Company* 7.750%, 05/01/31	104,077
21,000	MasTec, Inc.* 4.500%, 08/15/28	19,638
13,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	12,920
60,000	Moog, Inc.* 4.250%, 12/15/27	56,146
120,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	90,181
95,000	Novelis Corp.* 4.750%, 01/30/30	86,759
35,000	OI European Group, BV* 4.750%, 02/15/30	32,040
100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^ 4.000%, 10/15/27	93,024
78,000	Sealed Air Corp.* 6.125%, 02/01/28	77,135
24,000	5.000%, 04/15/29	22,599
25,000	Sealed Air Corp./Sealed Air Corp. U.S.*^ 7.250%, 02/15/31	25,502
86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	72,864
71,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	48,906
45,000	5.500%, 03/01/30^	31,211
90,000	Standard Industries, Inc.* 5.000%, 02/15/27	86,860

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
76,000	Stericycle, Inc.*^ 3.875%, 01/15/29	$67,953
95,000	TransDigm, Inc.* 6.875%, 12/15/30	95,721
70,000	6.750%, 08/15/28	70,334
35,000	7.125%, 12/01/31	35,717
23,000	6.625%, 03/01/32	22,998
51,000	Tronox, Inc.* 4.625%, 03/15/29	45,667
33,308	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	30,766
96,000	Vertiv Group Corp.* 4.125%, 11/15/28	88,964
90,000	Wabash National Corp.* 4.500%, 10/15/28	81,009
75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	73,473
56,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	51,801
45,000	7.375%, 10/01/31	46,003
		4,139,471
	Information Technology (3.5%)
23,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	21,100
56,000	Coherent Corp.* 5.000%, 12/15/29	51,722
90,000	CommScope, Inc.* 4.750%, 09/01/29	62,933
48,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	43,746
48,000	Fair Isaac Corp.* 4.000%, 06/15/28	44,278
100,000	KBR, Inc.* 4.750%, 09/30/28	93,432
100,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28^	73,646
50,000	5.500%, 09/01/28	40,847
45,000	NCL Corp., Ltd.* 8.125%, 01/15/29	46,909
44,000	NCR Voyix Corp.* 5.125%, 04/15/29	40,470
68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	61,726
72,000	Open Text Corp.* 3.875%, 02/15/28	65,774
45,000	6.900%, 12/01/27	46,036
36,000	3.875%, 12/01/29	31,566
36,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	30,908
79,000	Playtika Holding Corp.* 4.250%, 03/15/29	68,048
120,000	TTM Technologies, Inc.* 4.000%, 03/01/29	107,516
PRINCIPAL AMOUNT		VALUE
65,000	Twilio, Inc. 3.625%, 03/15/29	$57,737
23,000	3.875%, 03/15/31^	19,945
38,000	UKG, Inc.* 6.875%, 02/01/31	38,089
100,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	84,635
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	88,433
		1,219,496
	Materials (3.5%)
52,000	ArcelorMittal, SA 7.000%, 10/15/39	55,050
47,000	ATI, Inc.^ 5.875%, 12/01/27	46,170
25,000	Carpenter Technology Corp. 7.625%, 03/15/30	25,542
95,000	Chemours Company* 4.625%, 11/15/29	81,483
145,000	Clearwater Paper Corp.* 4.750%, 08/15/28	131,870
75,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	73,284
48,000	Commercial Metals Company 4.125%, 01/15/30	43,120
24,000	4.375%, 03/15/32	21,170
45,000	HB Fuller Company 4.250%, 10/15/28	41,582
85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	85,838
75,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	69,935
24,000	LSF11 A5 HoldCo, LLC*^ 6.625%, 10/15/29	22,385
92,000	Mercer International, Inc. 5.125%, 02/01/29^	80,460
47,000	12.875%, 10/01/28*	51,360
200,000	OCI, NV*^ 6.700%, 03/16/33	192,182
65,000	Owens-Brockway Glass Container, Inc.*^ 7.250%, 05/15/31	65,185
45,000	6.625%, 05/13/27	45,014
100,000	Silgan Holdings, Inc. 4.125%, 02/01/28	93,368
44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	11,392
		1,236,390
	Other (0.2%)
45,000	Gen Digital, Inc.* 6.750%, 09/30/27	45,192

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
20,000	7.125%, 09/30/30^	$20,240
		65,432
	Real Estate (0.7%)
71,000	EPR Properties^ 3.750%, 08/15/29	61,775
67,000	Forestar Group, Inc.* 5.000%, 03/01/28	63,700
48,000	3.850%, 05/15/26	45,633
95,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	86,060
		257,168
	Special Purpose Acquisition Companies (0.4%)
95,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	82,823
46,000	4.625%, 01/15/29	41,645
		124,468
	Utilities (0.3%)
34,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. USD LIBOR + 2.67%	33,740
45,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	44,316
25,000	8.000%, 10/15/26 5 year CMT + 6.93%	25,285
		103,341
	TOTAL CORPORATE BONDS (Cost $30,784,165)	28,277,185
CONVERTIBLE BONDS (0.6%)
	Communication Services (0.2%)
97,000	Cable One, Inc. 0.000%, 03/15/26	83,892
	Consumer Discretionary (0.3%)
135,000	DISH Network Corp. 0.000%, 12/15/25	99,090
		99,090
	Other (0.1%)
50,000	Multiplan Corp.* 6.000%, 10/15/27	35,620
	TOTAL CONVERTIBLE BONDS (Cost $228,295)	218,602
BANK LOANS (18.1%)¡
	Airlines (0.8%)
60,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	60,488
PRINCIPAL AMOUNT		VALUE
76,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	$79,143
65,000	Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	66,814
65,000	United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	65,356
		271,801
	Communication Services (0.9%)
5,480	Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	5,494
41,983	Clear Channel Outdoor Holdings, Inc.‡ 9.430%, 08/23/28 1 mo. SOFR + 4.00%	42,070
33,846	DIRECTV Financing, LLC! 0.000%, 08/02/27	34,062
32,980	DIRECTV Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	33,191
146,000	Entercom Media Corp.‡& 8.145%, 11/18/24 3 mo. SOFR + 0.00%	79,132
87,068	Gray Television, Inc.‡ 7.942%, 01/02/26 1 mo. SOFR + 2.50%	86,094
100,000	Telesat Canada‡ 8.355%, 12/07/26 3 mo. SOFR + 2.75%	51,021
		331,064
	Consumer Discretionary (6.2%)
50,000	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	50,281
96,000	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	96,570
99,000	Caesars Entertainment, Inc.‡ 8.666%, 02/06/30 1 mo. SOFR + 3.25%	99,328
967,059	Carnival Corp.‡ 8.067%, 10/18/28	973,708
152,608	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	153,586
77,365	Carnival Corp.‡ 8.067%, 10/18/28 1 mo. SOFR + 2.75%	77,776
100,000	Flutter Financing, BV‡! 0.000%, 11/25/30	100,304

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
118,950	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	$119,197
52,191	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	52,566
98,500	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	98,842
87,281	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	86,190
100,000	Station Casinos, LLC‡! 0.000%, 03/14/31	100,130
61,636	TKC Holdings, Inc.‡ 10.930%, 05/15/28 1 mo. SOFR + 5.50%	61,289
99,688	Windsor Holdings III, LLC‡ 9.319%, 08/01/30 1 mo. SOFR + 4.00%	100,672
		2,170,439
	Consumer Staples (1.5%)
209,488	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	209,947
54,918	Fiesta Purchaser, Inc.‡ 9.316%, 02/12/31 1 mo. SOFR + 4.00%	55,203
45,082	Fiesta Purchaser, Inc.‡ 9.318%, 02/12/31 1 mo. SOFR + 4.00%	45,316
90,000	Star Parent, Inc.‡ 9.309%, 09/27/30 3 mo. SOFR + 4.00%	90,085
65,000	United Natural Foods, Inc.! 0.000%, 04/25/31	64,431
48,134	United Natural Foods, Inc.‡ 8.680%, 10/22/25 1 mo. SOFR + 3.25%	47,981
		512,963
	Energy (0.9%)
69,825	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	70,157
99,750	New Fortress Energy, Inc.‡ 10.330%, 10/27/28 3 mo. SOFR + 5.00%	100,436
118,924	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	119,481
20,000	Par Petroleum, LLC! 0.000%, 02/28/30	20,094
		310,168
PRINCIPAL AMOUNT		VALUE
	Financials (2.4%)
100,000	Advisor Group, Inc.! 0.000%, 08/17/28	$100,727
19,950	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	20,095
81,328	Alliant Holdings Intermediate, LLC‡ 8.819%, 11/06/30 1 mo. SOFR + 3.50%	81,743
74,438	Amynta Agency Borrower, Inc.‡ 9.552%, 02/28/28 3 mo. SOFR + 4.25%	74,784
80,000	AssuredPartners, Inc.! 0.000%, 02/14/31	80,441
45,000	AssuredPartners, Inc.‡ 8.816%, 02/14/31 1 mo. SOFR + 3.50%	45,248
59,700	Avolon TLB Borrower 1 (US) LLC‡ 7.315%, 06/22/28 1 mo. SOFR + 2.00%	59,896
49,875	Broadstreet Partners, Inc.‡ 9.066%, 01/27/29 1 mo. SOFR + 3.75%	50,114
99,750	HUB International, Ltd.‡ 8.575%, 06/20/30 3 mo. SOFR + 3.25%	100,367
250	HUB International, Ltd.‡ 8.565%, 06/20/30 3 mo. SOFR + 3.25%	251
69,825	Iron Mountain, Inc.‡ 7.566%, 01/31/31 1 mo. SOFR + 2.25%	69,767
50,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	49,259
124,728	VFH Parent, LLC‡ 8.416%, 01/13/29 1 mo. SOFR + 3.00%	124,904
		857,596
	Health Care (1.1%)
45,249	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	45,490
108,235	Padagis, LLC‡ 10.314%, 07/06/28 3 mo. SOFR + 4.75%	99,577
11,274	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	11,334
278,092	Team Health Holdings, Inc.‡ 10.580%, 03/02/27 3 mo. SOFR + 5.25%	244,472

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
798	Team Health Holdings, Inc.‡ 10.566%, 03/02/27 1 mo. SOFR + 5.25%	$701
		401,574
	Industrials (0.9%)
90,617	ACProducts, Inc.‡ 9.814%, 05/17/28 3 mo. SOFR + 4.25%	78,928
98,754	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	99,309
38,453	Emrld Borrower, LP‡ 7.816%, 05/31/30 1 mo. SOFR + 2.50%	38,616
10,000	MI Windows & Doors, LLC‡ 8.816%, 03/21/31 1 mo. SOFR + 3.50%	10,058
99,750	TransDigm, Inc.‡ 8.559%, 02/28/31 1 mo. SOFR + 3.25%	100,448
		327,359
	Information Technology (1.5%)
132,678	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	133,656
75,903	Camelot US Acquisition LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	76,140
89,813	Central Parent, Inc.‡ 9.309%, 07/06/29 3 mo. SOFR + 4.00%	90,282
88,943	Dun & Bradstreet Corp.‡ 8.068%, 01/18/29 1 mo. SOFR + 2.75%	89,258
86,987	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	87,503
50,000	UKG, Inc.‡ 8.814%, 02/10/31 3 mo. SOFR + 3.50%	50,287
		527,126
	Materials (1.4%)
64,675	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	64,736
99,250	Ineos US Finance, LLC‡ 8.930%, 02/18/30 1 mo. SOFR + 3.50%	99,622
71,403	Innophos, Inc.‡ 8.930%, 02/05/27 1 mo. SOFR + 3.50%	71,485
PRINCIPAL AMOUNT		VALUE
124,063	LSF11 A5 Holdco, LLC‡ 9.666%, 10/15/28 1 mo. SOFR + 4.25%	$124,558
64,414	Trinseo Materials Operating SCA‡ 7.824%, 05/03/28 3 mo. SOFR + 2.50%	45,013
98,737	W.R. Grace & Co.-Conn.‡ 9.321%, 09/22/28 3 mo. SOFR + 3.75%	99,028
		504,442
	Special Purpose Acquisition Companies (0.5%)
44,213	Clydesdale Acquisition Holdings, Inc.‡ 9.091%, 04/13/29 1 mo. SOFR + 3.68%	44,453
24,500	Fertitta Entertainment, LLC‡ 9.069%, 01/27/29 1 mo. SOFR + 3.75%	24,585
98,500	Patagonia Holdco, LLC‡ 11.064%, 08/01/29 3 mo. SOFR + 5.75%	91,605
		160,643
	TOTAL BANK LOANS (Cost $6,447,421)	6,375,175
NUMBER OF SHARES		VALUE
COMMON STOCKS (0.9%)
	Communication Services (0.0%)#
2,040	Altice USA, Inc. - Class A#	3,937
1,273	Cumulus Media, Inc. - Class A#	3,348
		7,285
	Consumer Staples (0.1%)
835	Mallinckrodt, PLC#	44,255
	Energy (0.7%)
126	Chesapeake Energy Corp.^	11,325
6,600	Energy Transfer, LP	103,818
3,970	Enterprise Products Partners, LP	111,478
660	EP Energy Corp.&#	1,567
3	Gulfport Energy Corp.#	476
		228,664
	Special Purpose Acquisition Company (0.1%)
1,134	Intelsat Emergence, SA&#	41,108
	TOTAL COMMON STOCKS (Cost $395,843)	321,312
WARRANTS (0.0%)#
	Energy (0.0%)
4,950	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

High Income Opportunities Fund Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
4,455	Mcdermott International, Ltd.& 06/30/27, Strike $12.33	$—
	TOTAL WARRANTS (Cost $1,909)	1
CONVERTIBLE PREFERRED STOCK (0.1%)
	Energy (0.1%)
2	Gulfport Energy Corp.# 10.000%, 05/31/24 (Cost $—)	23,150
PREFERRED STOCKS (0.7%)
	Communication Services (0.1%)
1,110	United States Cellular Corp. 5.500%, 06/01/70	19,592
1,060	5.500%, 03/01/70	18,836
		38,428
	Consumer Discretionary (0.1%)
590	Guitar Center, Inc.&#	46,315
	Energy (0.5%)
2,625	NuStar Energy, LP‡ 11.234%, 05/30/24 3 mo. USD LIBOR + 5.64%	66,964
682	NuStar Energy, LP‡ 12.357%, 05/30/24 3 mo. USD LIBOR + 6.77%	17,438
2,930	NuStar Logistics, LP‡ 12.324%, 01/15/43 3 mo. USD LIBOR + 7.00%	74,305
		158,707
	TOTAL PREFERRED STOCKS (Cost $263,089)	243,450
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.7%)
1,658,493	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $1,658,493)	1,658,493
	TOTAL INVESTMENTS (105.8%) (Cost $39,872,092)	37,208,252
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.7%)		(1,658,493)
LIABILITIES, LESS OTHER ASSETS (-1.1%)		(399,130)
NET ASSETS (100.0%)		$35,150,629

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@  In default status and considered non-income producing.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

&  Illiquid security.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

SECTOR WEIGHTINGS

Consumer Discretionary	23.2%
Financials	16.1
Energy	13.4
Industrials	12.7
Communication Services	9.3
Health Care	6.6
Consumer Staples	5.4
Information Technology	5.0
Materials	4.9
Airlines	1.9
Special Purpose Acquisition Companies	1.0
Real Estate	0.7
Utilities	0.3
Other	0.3

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (56.2%)
	Airlines (0.6%)
907,051	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	$880,711
160,052	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	161,868
284,329	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	283,595
371,470	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	342,064
515,238	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	527,439
		2,195,677
	Communication Services (2.0%)
1,000,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	952,710
1,000,000	AT&T, Inc. 1.700%, 03/25/26	931,860
750,000	Cogent Communications Group, Inc.* 3.500%, 05/01/26	706,388
822,000	Netflix, Inc.* 3.625%, 06/15/25	803,965
500,000	Paramount Global 3.700%, 10/04/26	462,100
400,000	Qwest Corp. 7.250%, 09/15/25	396,456
1,000,000	Rogers Communications, Inc. 3.625%, 12/15/25	965,840
500,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	466,865
1,000,000	Verizon Communications, Inc. 0.850%, 11/20/25	930,630
500,000	Warnermedia Holdings, Inc. 3.788%, 03/15/25	490,480
		7,107,294
	Consumer Discretionary (5.6%)
1,157,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,166,834
1,000,000	Aptiv, PLC 2.396%, 02/18/25	973,370
500,000	AutoZone, Inc. 5.050%, 07/15/26	496,445
500,000	4.500%, 02/01/28	483,980
1,000,000	BMW US Capital, LLC* 5.050%, 08/11/28	991,120
PRINCIPAL AMOUNT		VALUE
1,000,000	BorgWarner, Inc.^ 2.650%, 07/01/27	$916,010
750,000	Brunswick Corp. 0.850%, 08/18/24	738,390
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	938,860
500,000	Daimler Truck Finance North America, LLC* 5.000%, 01/15/27	493,420
375,000	Dana Financing Luxembourg Sarl* 5.750%, 04/15/25	373,429
1,000,000	Ford Motor Credit Company, LLC 6.950%, 03/06/26	1,013,900
500,000	2.300%, 02/10/25	485,995
1,000,000	General Motors Financial Company, Inc. 6.000%, 01/09/28	1,009,050
200,000	5.400%, 04/06/26	198,870
500,000	goeasy, Ltd.* 9.250%, 12/01/28	529,255
500,000	Goodyear Tire & Rubber Company 9.500%, 05/31/25	502,415
1,251,000	Hasbro, Inc. 3.000%, 11/19/24	1,231,997
500,000	International Game Technology, PLC* 4.125%, 04/15/26	481,835
338,756	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	342,275
500,000	Kia Corp.* 3.500%, 10/25/27	466,060
500,000	Kohl's Corp. 4.250%, 07/17/25	489,145
750,000	L Brands, Inc.* 9.375%, 07/01/25	778,523
1,000,000	Lowe's Companies, Inc. 4.400%, 09/08/25	985,920
750,000	Mattel, Inc.* 3.375%, 04/01/26	714,510
500,000	5.875%, 12/15/27^	496,455
500,000	Newell Brands, Inc. 5.700%, 04/01/26	493,250
1,000,000	O'Reilly Automotive, Inc. 5.750%, 11/20/26	1,006,270
1,000,000	VF Corp.^ 2.400%, 04/23/25	964,800
500,000	ZF North America Capital, Inc.* 6.875%, 04/14/28	503,950
		20,266,333
	Consumer Staples (1.5%)
500,000	Darling Ingredients, Inc.* 5.250%, 04/15/27	485,335

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	Dollar General Corp. 4.625%, 11/01/27	$972,780
1,000,000	General Mills, Inc.^ 5.241%, 11/18/25	994,640
300,000	McCormick & Company, Inc. 0.900%, 02/15/26	276,834
1,000,000	Mondelez International, Inc. 2.625%, 03/17/27	928,860
1,000,000	Sysco Corp. 3.300%, 07/15/26	954,440
1,000,000	United Rentals North America, Inc. 3.875%, 11/15/27	934,950
		5,547,839
	Energy (1.9%)
1,000,000	Enbridge, Inc. 5.250%, 04/05/27	992,500
500,000	2.500%, 02/14/25	487,385
1,000,000	Enterprise Products Operating, LLC 5.050%, 01/10/26	994,970
500,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	509,420
500,000	6.375%, 04/01/29	496,805
500,000	EQT Corp. 3.125%, 05/15/26*	472,905
277,000	6.125%, 02/01/25	277,172
1,000,000	ONEOK, Inc. 5.550%, 11/01/26	999,480
500,000	Parkland Corp.* 5.875%, 07/15/27	489,080
1,000,000	Williams Companies, Inc. 5.400%, 03/02/26	996,290
		6,716,007
	Financials (20.5%)
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875%, 08/14/24	495,865
500,000	1.750%, 10/29/24	490,240
1,000,000	African Development Bank^ 3.375%, 07/07/25	977,330
500,000	American Express Company 5.389%, 07/28/27‡ SOFR + 0.97%	497,710
500,000	2.250%, 03/04/25	486,520
1,000,000	Aon North America, Inc. 5.125%, 03/01/27	993,740
1,000,000	Asian Infrastructure Investment Bank^ 4.000%, 01/18/28	968,310
750,000	Aviation Capital Group, LLC* 1.950%, 09/20/26	682,020
500,000	Avolon Holdings Funding, Ltd.* 3.950%, 07/01/24	498,195
250,000	5.500%, 01/15/26^	246,888
PRINCIPAL AMOUNT		VALUE
500,000	Bank of America Corp.‡ 2.456%, 10/22/25 3 mo. SOFR + 1.13%	$491,875
500,000	1.530%, 12/06/25 SOFR + 0.65%	487,075
250,000	1.658%, 03/11/27 SOFR + 0.91%	232,030
250,000	0.981%, 09/25/25 SOFR + 0.91%	245,120
1,000,000	Bank of Montreal 5.203%, 02/01/28	993,910
1,000,000	Bank of Nova Scotia^ 5.250%, 06/12/28	992,750
1,000,000	Bank of NY Mellon Corp.‡ 4.414%, 07/24/26 SOFR + 1.35%	985,250
500,000	Barclays, PLC‡ 5.304%, 08/09/26 1 year CMT + 2.30%	495,755
500,000	Blackstone Private Credit Fund 2.350%, 11/22/24	489,115
500,000	Capital One Financial Corp.‡ 4.985%, 07/24/26 SOFR + 2.16%	494,420
500,000	2.636%, 03/03/26 SOFR + 1.29%	485,945
250,000	Charles Schwab Corp. 0.900%, 03/11/26	230,100
1,000,000	Citigroup, Inc.‡ 3.887%, 01/10/28 Update Replacements.xls: TSFR3M + 1.82	956,200
500,000	2.014%, 01/25/26 SOFR + 0.69%	485,510
500,000	Citizens Bank NA‡ 6.064%, 10/24/25 SOFR + 1.45%	498,210
500,000	4.119%, 05/23/25^ SOFR + 1.40%	499,845
1,000,000	CNO Global Funding* 1.650%, 01/06/25	968,500
750,000	Comerica, Inc.^‡ 5.982%, 01/30/30 SOFR + 2.16%	729,157
1,000,000	Cooperatieve Rabobank UA*‡ 4.655%, 08/22/28 1 year CMT + 1.75	967,140
1,000,000	Council Of Europe Development Bank 3.750%, 05/25/26	973,560
330,000	Credit Acceptance Corp.* 9.250%, 12/15/28	350,203
500,000	Credit Suisse AG/New York NY 3.700%, 02/21/25	491,610
1,000,000	Danske Bank, A/S*‡ 4.298%, 04/01/28 1 year CMT + 1.75	955,660

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,250,000	Discover Financial Services 4.100%, 02/09/27	$1,192,612
1,000,000	DNB Bank, ASA*‡ 0.856%, 09/30/25 1 year CMT + 0.33%	978,690
957,000	Enact Holdings, Inc.* 6.500%, 08/15/25	956,588
1,250,000	European Bank for Reconstruction & Development 0.500%, 11/25/25	1,162,012
1,000,000	0.500%, 05/19/25	950,680
1,000,000	European Investment Bank 3.250%, 11/15/27	947,210
500,000	Fifth Third Bancorp‡ 1.707%, 11/01/27 SOFR + 0.69%	451,920
500,000	Fiserv, Inc. 5.150%, 03/15/27	495,235
500,000	Goldman Sachs BDC, Inc. 6.375%, 03/11/27	502,175
750,000	Goldman Sachs Group, Inc.‡ 0.855%, 02/12/26 SOFR + 0.61%	720,533
735,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	754,786
450,000	HSBC Holdings, PLC‡ 2.999%, 03/10/26 SOFR + 1.43%	438,746
1,000,000	Huntington National Bank‡ 5.699%, 11/18/25 SOFR + 1.22%	994,230
1,000,000	Inter-American Development Bank^ 1.750%, 03/14/25	969,170
1,000,000	Inter-American Investment Corp. 2.625%, 04/22/25	972,950
1,000,000	International Bank for Reconstruction & Development 1.625%, 01/15/25	974,320
500,000	International Finance Corp. 3.625%, 09/15/25	489,160
500,000	JPMorgan Chase & Company‡ 2.595%, 02/24/26 SOFR + 0.92%	486,985
500,000	0.824%, 06/01/25 3 mo. SOFR + 0.54%	497,840
250,000	1.578%, 04/22/27 SOFR + 0.89%	230,825
250,000	0.768%, 08/09/25 SOFR + 0.49%	246,413
500,000	KeyBank NA^ 4.150%, 08/08/25	485,920
1,000,000	KfW 1.250%, 01/31/25	969,770
PRINCIPAL AMOUNT		VALUE
1,000,000	Kreditanstalt fuer Wiederaufbau 3.750%, 02/15/28	$960,960
300,000	1.000%, 10/01/26	273,033
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	983,630
500,000	Lloyds Banking Group, PLC‡ 3.511%, 03/18/26 1 year CMT + 1.60%	489,100
500,000	Macquarie Group, Ltd.*‡ 1.201%, 10/14/25 SOFR + 0.69%	488,695
250,000	Manufacturers & Traders Trust Company^ 4.650%, 01/27/26	243,548
1,000,000	Metropolitan Life Global Funding I* 2.800%, 03/21/25	975,480
500,000	5.000%, 01/06/26	496,475
500,000	Mitsubishi UFJ Financial Group, Inc.‡ 5.063%, 09/12/25 1 year CMT + 1.55%	498,160
500,000	4.788%, 07/18/25 1 year CMT + 1.70%	498,545
500,000	Morgan Stanley‡ 4.952%, 01/14/28	492,455
750,000	Morgan Stanley‡ 0.790%, 05/30/25 SOFR + 0.53%	746,527
1,000,000	Mutual of Omaha Companies Global Funding* 5.350%, 04/09/27	991,100
750,000	Nasdaq, Inc. 5.350%, 06/28/28	746,962
42,000	5.650%, 06/28/25	41,982
500,000	National Bank of Canada 5.600%, 12/18/28	499,345
500,000	3.750%, 06/09/25‡ SOFR + 1.01%	498,635
1,000,000	National Securities Clearing Corp.* 5.150%, 05/30/25	996,550
500,000	NatWest Markets, PLC*^ 1.600%, 09/29/26	454,925
500,000	Nordea Bank Abp* 4.750%, 09/22/25	494,555
500,000	1.500%, 09/30/26	453,630
1,000,000	Nordic Investment Bank 2.625%, 04/04/25	975,300
1,000,000	0.375%, 09/11/25	935,960
1,000,000	Nuveen, LLC* 5.550%, 01/15/30	993,030
1,000,000	Oesterreichische Kontrollbank, AG 3.625%, 09/09/27	958,640
1,000,000	1.500%, 02/12/25	969,710
500,000	OneMain Finance Corp. 3.500%, 01/15/27	461,095

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	PayPal Holdings, Inc. 2.650%, 10/01/26	$939,640
750,000	PNC Financial Services Group, Inc. 5.671%, 10/28/25‡ SOFR + 1.09%	749,467
250,000	2.200%, 11/01/24	245,800
935,000	Pricoa Global Funding I* 4.200%, 08/28/25	918,563
500,000	1.200%, 09/01/26	453,320
200,000	Principal Life Global Funding II* 5.000%, 01/16/27	198,038
500,000	Prologis Targeted US Logistics Fund, LP* 5.250%, 04/01/29	490,930
1,000,000	Prologis, LP 4.875%, 06/15/28	984,930
1,000,000	Radian Group, Inc. 4.500%, 10/01/24^	992,800
500,000	6.200%, 05/15/29	496,655
500,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	472,070
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	460,055
750,000	Royal Bank Of Canada 6.000%, 11/01/27	764,917
250,000	Royal Bank of Canada 0.875%, 01/20/26	231,930
500,000	SBA Tower Trust* 1.631%, 05/15/51	445,289
250,000	1.840%, 04/15/27	222,146
200,000	1.884%, 07/15/50	186,236
190,000	2.836%, 01/15/50	185,785
500,000	Skandinaviska Enskilda Banken, AB* 0.650%, 09/09/24^	491,315
300,000	1.200%, 09/09/26	271,152
500,000	SLM Corp. 3.125%, 11/02/26	464,310
500,000	Starwood Property Trust, Inc.* 3.750%, 12/31/24	491,520
500,000	State Street Corp.‡ 5.751%, 11/04/26^ SOFR + 1.35%	501,275
500,000	2.354%, 11/01/25 SOFR + 0.94%	490,560
500,000	StoneX Group, Inc.* 8.625%, 06/15/25	502,040
1,000,000	Svenska Handelsbanken, AB* 3.650%, 06/10/25	979,410
500,000	Synovus Bank 5.625%, 02/15/28	477,930
500,000	Toronto-Dominion Bank 3.766%, 06/06/25	490,360
250,000	1.200%, 06/03/26	229,063
250,000	0.750%, 01/06/26	231,445
PRINCIPAL AMOUNT		VALUE
1,000,000	Toyota Motor Credit Corp.^ 4.625%, 01/12/28	$981,610
1,000,000	Truist Financial Corp.‡ 5.900%, 10/28/26 SOFR + 1.63%	999,930
1,000,000	Ventas Realty, LP^ 3.500%, 02/01/25	982,430
750,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.500%, 02/15/25	737,580
		74,083,056
	Health Care (4.2%)
500,000	Amgen, Inc. 5.250%, 03/02/25	498,235
1,000,000	Baxter International, Inc.^ 1.322%, 11/29/24	974,870
1,000,000	Blue Cross & Blue Shield of Minnesota* 3.790%, 05/01/25	980,150
250,000	Bristol-Myers Squibb Company 4.900%, 02/22/27	247,980
1,000,000	CVS Health Corp. 5.000%, 02/20/26	990,130
1,000,000	Elevance Health, Inc. 4.101%, 03/01/28	957,950
1,000,000	Gilead Sciences, Inc. 1.200%, 10/01/27	876,100
250,000	Haleon UK Capital PLC 3.125%, 03/24/25	244,160
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	953,740
1,000,000	Illumina, Inc. 5.800%, 12/12/25	998,690
1,000,000	IQVIA, Inc.^ 5.700%, 05/15/28	999,430
500,000	Laboratory Corp. of America Holdings 2.950%, 12/01/29	439,020
500,000	2.300%, 12/01/24	490,090
1,000,000	McKesson Corp. 0.900%, 12/03/25	929,920
500,000	5.250%, 02/15/26	495,970
500,000	PerkinElmer, Inc.^ 0.850%, 09/15/24	491,075
750,000	Quest Diagnostics, Inc. 3.500%, 03/30/25	735,187
750,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	695,213
1,000,000	Thermo Fisher Scientific, Inc.^ 5.000%, 01/31/29	991,380
500,000	UnitedHealth Group, Inc. 5.250%, 02/15/28^	501,710
500,000	5.150%, 10/15/25	498,680
		14,989,680

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Industrials (7.5%)
500,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	$504,495
1,000,000	AGCO Corp. 5.450%, 03/21/27	997,060
500,000	Air Lease Corp. 2.200%, 01/15/27	456,125
500,000	0.800%, 08/18/24	492,440
500,000	Allegiant Travel Company*^ 7.250%, 08/15/27	484,330
1,000,000	Amphenol Corp.^ 5.050%, 04/05/27	993,840
410,000	Ball Corp. 6.875%, 03/15/28	417,093
750,000	Beacon Roofing Supply, Inc.*^ 4.500%, 11/15/26	720,750
1,000,000	Berry Global, Inc.* 4.875%, 07/15/26	979,410
1,000,000	Canadian Pacific Railway Company 4.000%, 06/01/28	952,270
1,000,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	976,080
500,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.500%, 10/20/25	493,615
250,000	GATX Corp. 5.400%, 03/15/27	248,618
500,000	Graphic Packaging International, LLC*^ 1.512%, 04/15/26	459,260
500,000	GXO Logistics, Inc. 1.650%, 07/15/26	456,210
500,000	Harley-Davidson Financial Services, Inc.*^ 6.500%, 03/10/28	505,390
750,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*^ 5.750%, 01/20/26	705,030
1,000,000	Ingersoll Rand, Inc. 5.400%, 08/14/28	998,580
500,000	Johnson Controls International, PLC / Tyco Fire and Security Finance SCA 5.500%, 04/19/29	502,485
1,000,000	Leidos, Inc. 3.625%, 05/15/25	977,390
1,000,000	Lennox International, Inc. 5.500%, 09/15/28	996,970
1,000,000	Mohawk Industries, Inc. 5.850%, 09/18/28	1,011,190
1,000,000	Nordson Corp^ 5.600%, 09/15/28	1,000,830
500,000	Owens Corning 4.200%, 12/01/24	495,050
1,000,000	Parker-Hannifin Corp.^ 4.250%, 09/15/27	968,120
PRINCIPAL AMOUNT		VALUE
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.*^ 4.200%, 04/01/27	$960,190
1,000,000	Ryder System, Inc. 5.650%, 03/01/28	1,006,580
389,000	Sealed Air Corp.* 6.125%, 02/01/28	384,686
500,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	454,260
500,000	TransDigm, Inc.* 6.375%, 03/01/29	497,245
1,000,000	Tyco Electronics Group SA 4.500%, 02/13/26	984,300
1,000,000	Veralto Corp.* 5.500%, 09/18/26	994,550
1,000,000	Verisk Analytics, Inc. 4.000%, 06/15/25	979,950
1,000,000	Waste Management, Inc. 3.500%, 05/15/24	999,230
750,000	WESCO Distribution, Inc.* 7.125%, 06/15/25	751,207
500,000	6.375%, 03/15/29	497,500
723,000	Williams Scotsman, Inc.* 6.125%, 06/15/25	721,091
		27,023,420
	Information Technology (4.4%)
1,000,000	Autodesk, Inc. 4.375%, 06/15/25	988,510
1,000,000	Booz Allen Hamilton, Inc.* 3.875%, 09/01/28	926,780
715,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	683,919
500,000	CDW, LLC / CDW Finance Corp. 5.500%, 12/01/24	497,070
300,000	4.125%, 05/01/25	294,927
500,000	CGI, Inc. 1.450%, 09/14/26	453,325
250,000	Hewlett Packard Enterprise Company 5.900%, 10/01/24	250,130
500,000	HP, Inc. 1.450%, 06/17/26	458,775
1,000,000	Intel Corp. 2.875%, 05/11/24	999,530
1,000,000	International Business Machines Corp. 4.500%, 02/06/26^	987,490
500,000	1.000%, 03/15/26	459,035
1,000,000	Intuit, Inc. 5.250%, 09/15/26	1,002,360
1,000,000	Mercedes-Benz Finance North America, LLC* 5.375%, 11/26/25	998,390
1,000,000	NetApp, Inc. 1.875%, 06/22/25	956,950

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	NVIDIA Corp. 1.550%, 06/15/28	$875,950
500,000	Open Text Corp.* 6.900%, 12/01/27	511,510
1,000,000	Oracle Corp. 2.650%, 07/15/26	939,620
750,000	PTC, Inc.* 3.625%, 02/15/25	736,642
500,000	Roper Technologies, Inc.^ 4.200%, 09/15/28	477,815
500,000	Take-Two Interactive Software, Inc. 5.000%, 03/28/26	494,250
500,000	3.550%, 04/14/25^	490,055
500,000	Texas Instruments, Inc. 4.600%, 02/15/28^	492,265
250,000	1.125%, 09/15/26	227,638
750,000	VMware, Inc. 1.000%, 08/15/24	739,680
		15,942,616
	Materials (1.6%)
250,000	Avery Dennison Corp.^ 0.850%, 08/15/24	246,408
1,000,000	Genuine Parts Company 1.750%, 02/01/25	969,630
1,000,000	Linde, Inc.^ 4.700%, 12/05/25	992,210
500,000	Newmont Corp. / Newcrest Finance Pty, Ltd.* 5.300%, 03/15/26	496,980
1,500,000	OCI, NV* 4.625%, 10/15/25	1,464,825
500,000	Sherwin-Williams Company 3.450%, 06/01/27	472,545
200,000	4.250%, 08/08/25	196,708
1,000,000	Sonoco Products Company 1.800%, 02/01/25	969,590
		5,808,896
	Other (0.9%)
2,000,000	Asian Development Bank 2.750%, 01/19/28	1,855,380
1,000,000	Federation des Caisses Desjardins du Quebec*^ 4.400%, 08/23/25	984,680
500,000	Gen Digital, Inc.* 6.750%, 09/30/27	502,135
		3,342,195
	Real Estate (3.2%)
1,000,000	American Tower Corp. 1.600%, 04/15/26	925,670
1,000,000	Boston Properties, LP 6.750%, 12/01/27	1,022,080
PRINCIPAL AMOUNT		VALUE
1,000,000	Brixmor Operating Partnership, LP^ 4.125%, 06/15/26	$966,400
1,000,000	Camden Property Trust 5.850%, 11/03/26	1,008,280
1,000,000	Crown Castle, Inc. 4.450%, 02/15/26	978,900
500,000	EPR Properties^ 4.500%, 04/01/25	492,345
500,000	Equinix, Inc. 1.000%, 09/15/25	467,860
250,000	1.250%, 07/15/25	236,500
500,000	Federal Realty Investment Trust 1.250%, 02/15/26	462,525
750,000	Forestar Group, Inc.* 3.850%, 05/15/26	713,017
1,000,000	Healthpeak OP LLC 3.400%, 02/01/25	981,460
1,000,000	Public Storage^ 5.125%, 01/15/29	994,950
1,000,000	Realty Income Corp.^ 5.050%, 01/13/26	994,650
500,000	Simon Property Group, LP 1.375%, 01/15/27	449,755
250,000	2.000%, 09/13/24^	246,740
250,000	Welltower, Inc. 4.000%, 06/01/25	245,330
500,000	Weyerhaeuser Company 4.750%, 05/15/26	492,315
		11,678,777
	Special Purpose Acquisition Companies (0.5%)
1,000,000	New York Life Global Funding* 3.600%, 08/05/25	976,730
1,000,000	Novartis Capital Corp. 3.400%, 05/06/24	1,000,000
		1,976,730
	Utilities (1.8%)
250,000	AES Corp. 1.375%, 01/15/26	231,723
1,000,000	CMS Energy Corp. 3.600%, 11/15/25	967,850
300,000	DPL, Inc. 4.125%, 07/01/25	291,948
750,000	Enel Finance International, NV* 2.650%, 09/10/24	742,222
300,000	Entergy Corp. 0.900%, 09/15/25	281,367
500,000	Entergy Texas, Inc. 1.500%, 09/01/26	452,555
1,000,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/25	999,250

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	NSTAR Electric Company 3.200%, 05/15/27	$943,850
25,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. USD LIBOR + 2.67%	24,809
1,000,000	Sempra 3.400%, 02/01/28	927,980
500,000	WEC Energy Group, Inc. 5.000%, 09/27/25	495,705
		6,359,259
	TOTAL CORPORATE BONDS (Cost $206,565,890)	203,037,779
U.S. GOVERNMENT AND AGENCY SECURITIES (5.8%)
1,000,000	Federal Home Loan Mortgage Corp. 4.000%, 11/25/24	991,910
12,015,000	United States Treasury Note 4.250%, 02/28/29	11,772,823
4,000,000	3.625%, 03/31/28	3,834,219
2,500,000	4.000%, 06/30/28	2,427,539
1,750,000	4.125%, 07/31/28	1,707,002
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $21,186,035)	20,733,493
SOVEREIGN BONDS (1.8%)
1,000,000	Development Bank of Japan, Inc.* 5.125%, 09/01/26	996,610
1,000,000	Export Development Canada 3.375%, 08/26/25	975,380
500,000	3.875%, 02/14/28	482,430
1,000,000	Japan Bank for International Cooperation 4.250%, 04/27/26	979,980
500,000	Kommunalbanken, A/S* 0.500%, 01/13/26^	461,580
200,000	4.500%, 09/01/28	196,626
1,000,000	Kommuninvest I Sverige AB* 4.250%, 12/10/25	982,990
1,000,000	Svensk ExportKredit AB 4.125%, 06/14/28	967,560
500,000	3.625%, 09/03/24^	496,670
	TOTAL SOVEREIGN BONDS (Cost $6,687,328)	6,539,826
BANK LOANS (10.6%)¡
	Airlines (0.6%)
1,000,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	1,008,125
376,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	391,549
PRINCIPAL AMOUNT		VALUE
837,474	Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	$860,852
		2,260,526
	Communication Services (1.4%)
895,430	APi Group DE, Inc. 7.930%, 01/03/29 1 mo. SOFR + 2.50%	899,831
292,111	DIRECTV Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	293,976
290,113	DirecTV Financing, LLC! 0.000%,	291,965
1,161,449	Go Daddy Operating Company, LLC‡ 7.316%, 11/09/29 1 mo. SOFR + 2.00%	1,163,284
1,000,000	Match Group, Inc.‡ 7.233%, 02/13/27 3 mo. SOFR + 1.75%	1,000,000
590,437	Nexstar Broadcasting, Inc.‡ 7.930%, 09/18/26 1 mo. SOFR + 2.50%	591,618
1,000,000	Virgin Media Bristol, LLC‡ 7.936%, 01/31/28 1 mo. SOFR + 2.50%	982,875
		5,223,549
	Consumer Discretionary (3.2%)
1,044,670	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	1,050,546
960,000	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	965,702
1,533,753	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	1,543,576
1,000,000	Cedar Fair, LP‡! 0.000%, 04/18/31	1,001,250
997,500	Flutter Financing, BV‡ 7.559%, 11/25/30 3 mo. SOFR + 2.25%	1,000,528
495,000	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	496,030
1,000,000	Hilton Domestic Operating Company, Inc.‡ 7.417%, 11/08/30 1 mo. SOFR + 2.00%	1,003,355
1,000,000	Installed Building Products, Inc.‡ 7.316%, 03/28/31 1 mo. SOFR + 2.00%	1,004,845
600,000	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	604,314

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	$1,003,470
971,219	Murphy USA, Inc.‡ 7.192%, 01/31/28 1 mo. SOFR + 1.75%	975,711
487,469	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	481,375
321,957	SkyMiles IP, Ltd.‡ 9.075%, 10/20/27 3 mo. SOFR + 3.75%	332,452
		11,463,154
	Consumer Staples (0.2%)
876,823	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	882,992
	Energy (0.6%)
997,500	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	1,002,243
994,975	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	999,637
		2,001,880
	Financials (0.4%)
305,000	Delos Aircraft Leasing DAC‡ 7.302%, 10/31/27 3 mo. SOFR + 2.00%	305,724
989,474	Iron Mountain, Inc.‡ 7.180%, 01/02/26 1 mo. LIBOR + 1.75%	989,103
		1,294,827
	Health Care (1.1%)
186,648	Avantor Funding, Inc.‡ 7.416%, 11/08/27 1 mo. SOFR + 2.00%	187,538
964,963	DaVita, Inc.‡ 7.180%, 08/12/26 1 mo. SOFR + 1.75%	966,078
986,230	Elanco Animal Health, Inc.‡ 7.177%, 08/01/27 1 mo. SOFR + 1.75%	985,698
640,435	Icon Luxembourg Sarl! 0.000%,	643,855
215,470	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	216,620
878,997	Organon & Company 8.433%, 06/02/28 1 mo. SOFR + 3.00%	884,904
159,565	PRA Health Sciences, Inc.! 0.000%,	160,417
PRINCIPAL AMOUNT		VALUE
53,684	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	$53,971
		4,099,081
	Industrials (1.1%)
997,500	Beacon Roofing Supply, Inc.‡ 7.316%, 05/19/28 1 mo. SOFR + 2.00%	1,001,864
987,538	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	993,092
977,450	JELD-WEN, Inc.‡ 7.430%, 07/28/28 1 mo. SOFR + 2.00%	981,237
995,000	Vertiv Group Corp.‡ 7.943%, 03/02/27 1 mo. SOFR + 2.50%	999,861
		3,976,054
	Information Technology (1.1%)
1,087,333	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	1,093,786
1,000,000	KBR, Inc.‡ 7.566%, 01/17/31 1 mo. SOFR + 2.25%	1,004,165
870,235	TTM Technologies, Inc.‡ 8.077%, 05/30/30 1 mo. SOFR + 2.75%	871,866
987,538	ZoomInfo, LLC‡ 7.566%, 02/28/30 1 mo. SOFR + 2.25%	993,710
		3,963,527
	Materials (0.9%)
1,079,119	Axalta Coating Systems U.S. Holdings, Inc.‡ 7.330%, 12/20/29 3 mo. SOFR + 2.00%	1,083,441
992,070	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	993,002
992,500	H.B. Fuller Company‡ 7.316%, 02/15/30 1 mo. SOFR + 2.00%	996,222
		3,072,665
	TOTAL BANK LOANS (Cost $38,044,178)	38,238,255
ASSET BACKED SECURITIES (19.5%)
	Communication Services (0.5%)
1,000,000	T-Mobile U.S. Trust Series 2022-1A, Class A* 4.910%, 05/22/28	993,317

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	Verizon Master Trust Series 2021-2, Class B 1.280%, 04/20/28	$978,795
		1,972,112
	Consumer Discretionary (0.3%)
1,250,000	Avis Budget Rental Car Funding AESOP, LLC Series 2019-2A, Class A* 3.350%, 09/22/25	1,243,731
	Financials (9.0%)
2,000,000	American Express Credit Account Master Trust Series 2021-1, Class A 0.900%, 11/15/26	1,950,247
2,000,000	Capital One Multi-Asset Execution Trust Series 2021-A3, Class A3 1.040%, 11/15/26	1,951,327
938,431	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3 3.170%, 04/15/27	919,035
294,120	Commonbond Student Loan Trust Series 2017-B-GS, Class A1* 2.680%, 09/25/42	268,426
109,991	Commonbond Student Loan Trust Series 2018-C-GS, Class A1* 3.870%, 02/25/46	102,264
369,432	Commonbond Student Loan Trust Series 2019-A-GS, Class A1* 2.540%, 01/25/47	326,969
598,101	Commonbond Student Loan Trust Series 2021-B-GS, Class A* 1.170%, 09/25/51	498,341
252,410	Credit Acceptance Auto Loan Trust Series 2021-4, Class A* 1.260%, 10/15/30	249,368
2,000,000	Credit Acceptance Auto Loan Trust Series 2024-1A, Class A* 5.680%, 03/15/34	1,989,080
1,500,000	Dell Equipment Finance Trust Series 2022-2, Class B* 4.400%, 07/22/27	1,479,012
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A 3.320%, 05/15/27	1,465,904
763,021	ELFI Graduate Loan Program, LLC Series 2021-A, Class A* 1.530%, 12/26/46	652,592
986,125	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	949,333
379,355	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	379,107
1,500,000	Enterprise Fleet Financing, LLC Series 2024-2, Class A3* 5.610%, 04/20/28	1,497,159
PRINCIPAL AMOUNT		VALUE
1,500,000	Hertz Vehicle Financing LLC Series 2021-1A, Class A* 1.210%, 12/26/25	$1,469,345
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3* 5.280%, 01/18/28	993,278
819,459	MMAF Equipment Finance LLC Series 2017-B, Class A5* 2.720%, 06/15/40	806,148
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3* 5.540%, 12/13/29	1,997,821
1,215,243	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2* 2.120%, 01/15/69	1,118,191
271,000	NextGear Floorplan Master Owner Trust Series 2021-1A, Class A* 0.850%, 07/15/26	268,358
511,233	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A* 0.870%, 07/14/28	494,291
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B* 1.260%, 07/14/28	714,855
1,625,173	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	1,568,919
81,184	Pawneee Equipment Receivables, LLC Series 2021-1, Class A2* 1.100%, 07/15/27	80,036
1,813,452	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	1,805,315
259,741	PenFed Auto Receivables Owner Trust Series 2022-A, Class A3* 3.960%, 04/15/26	258,309
300,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4* 4.180%, 12/15/28	295,349
2,000,000	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3* 5.790%, 01/22/29	2,008,622
792,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	719,415
1,022,929	SoFi Professional Loan Program Trust Series 2020-C, Class AFX* 1.950%, 02/15/46	931,855
613,157	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 3.600%, 02/25/48	596,550
1,615,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	1,611,838
		32,416,659

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Health Care (0.2%)
746,240	DT Auto Owner Trust Series 2022-2A, Class B* 4.220%, 01/15/27	$743,831
	Industrials (0.3%)
1,000,000	John Deere Owner Trust Series 2021-B, Class A4 0.740%, 05/15/28	954,117
	Information Technology (0.5%)
1,759,971	Vantage Data Centers Issuer, LLC Series 2019-1A, Class A2* 3.188%, 07/15/44	1,748,098
	Other (8.3%)
2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	1,812,516
500,000	American Express Credit Account Master Trust Series 2023-2, Class A 4.800%, 05/15/30	491,760
370,476	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	369,085
800,000	Amur Equipment Finance Receivables XIII, LLC - Class A2, Series 2024-1A* 5.380%, 01/21/31	795,254
61,426	Atalaya Equipment Leasing Trust Series 2021-1A, Class A2* 1.230%, 05/15/26	61,255
1,000,000	BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/27	978,389
330,000	CCG Receivables Trust Series 2021-2, Class B* 1.270%, 03/14/29	314,639
1,000,000	CCG Receivables Trust Series 2023-1, Class B* 5.990%, 09/16/30	1,001,939
1,000,000	CCG Receivables Trust Series 2023-1, Class C* 6.280%, 09/16/30	1,008,060
1,213,333	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	1,082,247
902,833	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	900,189
2,000,000	DLLAD, LLC Series 2023-1A, Class A3* 4.790%, 01/20/28	1,967,889
1,458,750	Domino's Pizza Master Issuer, LLC Series 2021-1A, Class A21* 2.662%, 04/25/51	1,271,198
PRINCIPAL AMOUNT		VALUE
2,000,000	Ford Credit Auto Owner Trust Series 2024-1, Class A* 4.870%, 08/15/36	$1,955,264
1,000,000	HPEFS Equipment Trust - Class B, Series 2024-1A* 5.180%, 05/20/31	985,956
1,250,000	HPEFS Equipment Trust Series 2022-1A, Class B* 1.790%, 05/21/29	1,236,584
250,000	HPEFS Equipment Trust Series 2022-2A, Class B* 4.200%, 09/20/29	246,564
1,000,000	Kubota Credit Owner Trust Series 2023-1A, Class A3* 5.020%, 06/15/27	990,679
1,167,000	MetroNet Infrastructure Issuer, LLC Series 2022-1A, Class A2* 6.350%, 10/20/52	1,167,932
400,000	MetroNet Infrastructure Issuer, LLC Series 2024-1A, Class A2* 6.230%, 04/20/54	395,858
154,436	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	149,141
1,500,000	NextGear Floorplan Master Owner Trust Series 2023 - 1A, Class A2* 5.740%, 03/15/28	1,500,817
868,742	OCCU Auto Receivables Trust Series 2023-1A, Class A2* 6.230%, 04/15/27	870,801
600,000	Post Road Equipment Finance, LLC Series 2024-1A, Class A2* 5.590%, 11/15/29	596,480
150,927	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	149,489
1,079,798	SCF Equipment Leasing, LLC Series 2022-1A, Class A3* 2.920%, 07/20/29	1,059,183
186,786	SoFi Consumer Loan Program Trust 2023-1S, Class A* 5.810%, 05/15/31	186,680
994,167	SVC ABS, LLC Series 2023-1A, Class A* 5.150%, 02/20/53	940,778
775,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	771,912
802,317	USAA Auto Owner Trust Series 2022-A, Class A3* 4.860%, 11/16/26	798,844
1,000,000	Veridian Auto Receivables Trust Series 2023-1A, Class A3* 5.560%, 03/15/28	996,867

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,000,000	Verizon Master Trust Series 2023-1, Class A 4.490%, 01/22/29	$982,764
2,000,000	World Omni Auto Receivables Trust Series 2022-B, Class A3 3.250%, 07/15/27	1,965,787
		30,002,800
	Utilities (0.4%)
1,315,341	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3 3.060%, 02/15/27	1,293,754
	TOTAL ASSET BACKED SECURITIES (Cost $71,863,224)	70,375,102
MUNICIPAL OBLIGATIONS (4.3%)
	Consumer Discretionary (0.2%)
300,000	Washington State Housing Finance Commission 5.345%, 12/01/27	302,160
200,000	Washington State Housing Finance Commission 5.285%, 06/01/27	200,855
		503,015
	Other (4.0%)
100,000	Alaska Housing Finance Corp. 4.808%, 06/01/27	98,219
250,000	Armada Area Schools 0.950%, 05/01/25	239,492
155,000	City of Auburn CA 0.961%, 06/01/25	147,484
280,000	City of Mishawaka IN 4.680%, 02/15/26	275,221
205,000	City of Mishawaka IN 4.700%, 08/15/26	200,906
1,000,000	City of Montclair CA 0.926%, 06/01/24	996,051
120,000	City of Omaha NE 0.983%, 04/15/26	110,710
500,000	City of Wheaton IL 0.786%, 12/01/24	486,863
500,000	Colorado Housing & Finance Authority 5.452%, 11/01/27	503,493
500,000	Colorado Housing & Finance Authority 5.402%, 05/01/27	502,353
300,000	Colorado Housing & Finance Authority 1.650%, 11/01/25	284,155
75,000	Colorado Housing & Finance Authority 0.858%, 11/01/24	73,296
895,000	Connecticut Housing Finance Authority 0.974%, 11/15/25	842,842
250,000	Corona-Norco Unified School District 1.000%, 09/01/25	236,070
PRINCIPAL AMOUNT		VALUE
155,000	County of Santa Cruz AZ Pledged Revenue 1.250%, 07/01/24	$153,926
250,000	Cypress-Fairbanks Independent School District 5.000%, 02/15/25	249,329
135,000	East Montgomery County Improvement District 1.550%, 08/15/26	124,366
175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	164,690
175,000	Encinitas Public Financing Authority 0.790%, 10/01/24	171,603
400,000	Fairfield Facilities Corp. 2.000%, 09/01/24	394,974
450,000	Florida Housing Finance Corp. 5.077%, 07/01/26	447,323
220,000	Florida Housing Finance Corp. 5.086%, 01/01/27	218,630
200,000	Florida Housing Finance Corp. 5.136%, 07/01/27	198,940
250,000	Galveston Independent School District 5.000%, 02/01/25	249,362
250,000	Indiana Housing & Community Development Authority 5.065%, 01/01/27	249,569
175,000	Indiana Housing & Community Development Authority 5.095%, 07/01/26	174,757
160,000	Indiana Housing & Community Development Authority 5.095%, 01/01/26	159,696
505,000	Iowa Finance Authority 5.502%, 07/01/28	505,623
350,000	Iowa Finance Authority 5.412%, 07/01/27	349,531
125,000	Lakeside Fire Protection District 1.620%, 08/01/24	123,720
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue 1.737%, 10/01/25	664,307
295,000	Minnesota Housing Finance Agency 5.113%, 01/01/26	292,234
450,000	Nevada Housing Division 5.268%, 04/01/27	449,087
435,000	Nevada Housing Division 5.338%, 10/01/27	434,954
250,000	Nevada Housing Division 5.251%, 10/01/26	249,303
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 3.430%, 08/01/26	375,251
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.250%, 05/01/26	360,736

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
255,000	New York State Dormitory Authority 2.438%, 02/15/26	$242,850
150,000	Pharr San Juan Alamo Independent School District TX 5.000%, 02/01/25	149,612
400,000	Regional Transportation Authority 3.000%, 06/01/25	389,812
265,000	Sallisaw Municipal Authority 1.420%, 09/01/24	261,382
155,000	State of Hawaii 1.033%, 08/01/25	147,240
250,000	Thornapple Kellogg School District 0.930%, 05/01/25	239,351
525,000	Town of Stratford CT 0.956%, 08/01/24	519,167
145,000	Victor Valley Community College District 2.878%, 08/01/26	137,762
170,000	Westminster Public Schools 0.906%, 12/01/26	152,288
125,000	Wichita Falls 4B Sales Tax Corp. 1.049%, 09/01/25	118,152
340,000	Williamston Community Schools School District 1.050%, 05/01/25	325,908
		14,442,590
	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	493,122
	TOTAL MUNICIPAL OBLIGATIONS (Cost $15,662,409)	15,438,727
RESIDENTIAL MORTGAGE BACKED SECURITIES (0.9%)
687,369	BANK Series 2019-BN16, Class A2 3.933%, 02/15/52	671,595
32,437	CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A2 3.054%, 09/15/50	32,120
1,000,000	GS Mortgage Securities Corp. II Series 2023-SHIP, Class A*‡ 4.466%, 09/10/38	959,809
1,406,625	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡ 2.500%, 09/25/51	1,198,260
558,810	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡ 2.500%, 04/25/52	470,639
29,180	Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class A2 2.678%, 04/15/50	28,788
	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,662,455)	3,361,211
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.2%)
11,639,293	State Street Navigator Securities Lending Government Money Market Portfolio, 5.345%†*** (Cost $11,639,293)	$11,639,293
	TOTAL INVESTMENTS (102.3%) (Cost $375,310,812)	369,363,686
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.2%)		(11,639,293)
OTHER ASSETS, LESS LIABILITIES (0.9%)		3,436,760
NET ASSETS (100.0%)		$361,161,153

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†  Represents investment of cash collateral received from securities on loan as of April 30, 2024.

***  The rate disclosed is the 7 day net yield as of April 30, 2024.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys
25,000,000	U.S. Treasury Note 5-Year	Jun 2024	$26,185,547	$(480,684)

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments April 30, 2024 (Unaudited)

ASSET ALLOCATION

Corporate Bonds	56.2%
Asset Backed Securities	19.5
Bank Loans	10.6
U.S. Government and Agency Securities	5.8
Municipal Obligations	4.3
Sovereign Bonds	1.8
Residential Mortgage Backed Securities	0.9
Other Assets, less Liabilities	0.9

Asset Allocation weightings are subject to change daily and are calculated as a percentage of net assets.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund , International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Advisor") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these

www.calamos.com

Notes to Financial Statements (Unaudited)

exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of April 30, 2024. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds and Classes. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of the Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity and Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each Fund to which the expenses relate in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class of a fund in the Trust are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds' taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2021—2023 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions for those Funds that have been in existence during that time, and for all years since inception for those Funds created subsequent to October 31, 2021.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund, as shown below:

AVERAGE DAILY NET ASSETS	GROWTH FUND ANNUAL RATE	EVOLVING WORLD GROWTH FUND ANNUAL RATE	TOTAL RETURN BOND FUND ANNUAL RATE	SELECT FUND, DIVIDEND GROWTH FUND, INTERNATIONAL GROWTH FUND*, GLOBAL EQUITY FUND*, GLOBAL OPPORTUNITIES FUND ANNUAL RATE
First $500 million	1.00%	1.10%	0.45%	1.00%
Next $500 million	0.90%	1.05%	0.43%	0.95%
Next $5 billion	0.80%	1.00%	0.41%	0.90%
Over $6 billion	0.70%	0.90%	0.35%	0.80%

*  International Growth Fund and Global Equity Fund are subject to a possible adjustment based on performance as described below.

AVERAGE DAILY NET ASSETS	GLOBAL CONVERTIBLE FUND ANNUAL RATE	TIMPANI SMALL CAP GROWTH FUND ANNUAL RATE	TIMPANI SMID GROWTH FUND ANNUAL RATE	SHORT-TERM BOND FUND ANNUAL RATE	GROWTH AND INCOME FUND, CONVERTIBLE FUND, MARKET NEUTRAL INCOME FUND, HEDGED EQUITY FUND ANNUAL RATE	HIGH INCOME OPPORTUNITIES FUND ANNUAL RATE	PHINEUS LONG/SHORT FUND ANNUAL RATE
First $500 million	0.85%	0.90%	0.95%	0.30%	0.75%	0.60%	1.25%
Next $500 million	0.80%	0.80%	0.85%	0.27%	0.70%	0.55%	1.20%
Over $1 billion	0.75%	0.75%	0.80%	0.25%	0.65%	0.50%	1.15%

www.calamos.com

Notes to Financial Statements (Unaudited)

AVERAGE DAILY NET ASSETS	MERGER ARBITRAGE FUND ANNUAL RATE	INTERNATIONAL SMALL CAP GROWTH FUND ANNUAL RATE
First $500 million	1.00%	0.95%
Next $500 million	0.95%	0.90%
Over $1 billion	0.90%	0.85%

The average investment advisory fee as of the period ended April 30, 2024 was as follows:

FUND	PERCENTAGE
Market Neutral Income Fund	0.66%
Hedged Equity Fund	0.74
Phineus Long/Short Fund	1.23
Merger Arbitrage Fund	1.00
Convertible Fund	0.73
Global Convertible Fund	0.85
Timpani Small Cap Growth Fund	0.90
Timpani SMID Growth Fund	0.95
Growth Fund	0.91
Growth and Income Fund	0.68
Dividend Growth Fund	1.00
Select Fund	1.00
International Growth Fund	1.00
Evolving World Growth Fund	1.10
Global Equity Fund	1.00
Global Opportunities Fund	1.00
International Small Cap Growth Fund	0.95
Total Return Bond Fund	0.45
High Income Opportunities Fund	0.60
Short-Term Bond Fund	0.30

Each of the International Growth and Global Equity Funds pays a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, subject to possible adjustment based on the Fund's investment performance (since March 2006 for International Growth Fund and since February 2008 for Global Equity Fund). The performance adjustment increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of a Fund's average daily net assets over the performance period for each full 1% increment amount by which a Fund outperforms or underperforms the benchmark index ("Index"), on an annualized basis, over the performance measurement period. The benchmark indexes are the MSCI EAFE Growth Index and the MSCI World Index for the International Growth Fund and Global Equity Fund, respectively.

The base fee is shown in the table above. The performance adjustment rate is calculated by comparing over the performance measurement period the Fund's Class A share performance to that of the respective Index. The performance measurement period commenced at the beginning of each Fund's first full month of operation (April 2005 and March 2007 for the International Growth Fund and Global Equity Fund, respectively). The first performance adjustment was applied to the advisory fee at the end of the twelfth month. Each month subsequent to the twelfth month, a new month is added to the performance measurement period until the performance measurement period includes 36 months. Thereafter, the performance measurement period consists of the most recent month plus the previous 35 months.

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/- 0.30% of the Fund's average daily net assets over the performance measurement period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms the Index during that period.

Each Fund may invest in shares of the Timpani Small Cap Growth Fund ("SCG"), Timpani SMID Growth Fund ("SMID") or Short Term Bond Fund ("STBF"). Calamos Advisors has contractually agreed to waive a portion of its advisory fee charged to the Fund equal to the advisory fee paid by SCG, SMID or STBF, respectively, attributable to the Fund's investment in SCG, SMID or STBF, respectively, based on daily net assets. For the period ended April 30, 2024, the total advisory fees waived pursuant to such agreement were $493,879 for the Market Neutral Income Fund and are included in the Statements of Operations under the caption "Expense reductions".

As of April 30, 2024, the Market Neutral Income Fund had holdings of $329.4 million in STBF. During the period from November 1, 2023 through April 30, 2024, the Market Neutral Income Fund had no subscriptions or redemptions and earned $8.4 millions in dividends.

When a fund in the Calamos Family of Funds (an "Acquiring Fund") invests in shares of another fund in the Calamos Family of Funds (an "Acquired Fund"), the portion of the Acquiring Fund's advisory fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Each Fund reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statements of Operations.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund as a percentage of the average daily net assets through March 1, 2025 (except as noted) as follows:

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos Market Neutral Income Fund	1.75%	2.50%	1.50%	1.50% less the annual sub-transfer agency ratio*
Calamos Hedged Equity Fund	1.25%	2.00%	1.00%	—
Calamos Phineus Long/Short Fund	2.00%	2.75%	1.75%	—
Calamos Merger Arbitrage Fund(1)	1.50%	2.25%	1.25%	—
Calamos Convertible Fund	1.75%	2.50%	1.50%	—
Calamos Global Convertible Fund	1.35%	2.10%	1.10%	—
Calamos Timpani Small Cap Growth Fund	1.30%	2.05%	1.05%	1.05% less the annual sub-transfer agency ratio*
Calamos Timpani SMID Growth Fund	1.35%	—	1.10%	1.10% less the annual sub-transfer agency ratio*
Calamos Growth Fund	1.75%	2.50%	1.50%	—
Calamos Growth and Income Fund	1.75%	2.50%	1.50%	1.50% less the annual sub-transfer agency ratio*
Calamos Dividend Growth Fund	1.35%	2.10%	1.10%	—
Calamos Select Fund	1.15%	1.90%	0.90%	—

www.calamos.com

Notes to Financial Statements (Unaudited)

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos International Growth Fund	1.20%	1.95%	0.95%	0.95% less the annual sub-transfer agency ratio*
Calamos Evolving World Growth Fund	1.30%	2.05%	1.05%	—
Calamos Global Equity Fund	1.40%	2.15%	1.15%	1.15% less the annual sub-transfer agency ratio*
Calamos Global Opportunities Fund	1.22%	1.97%	0.97%	—
Calamos International Small Cap Growth Fund(2)	1.35%	2.10%	1.10%	1.10% less the annual sub-transfer agency ratio*
Calamos Total Return Bond Fund	0.90%	1.65%	0.65%	—
Calamos High Income Opportunities Fund	1.00%	1.75%	0.75%	—
Calamos Short-Term Bond Fund	0.65%	—	0.40%	—

*  The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregated average annual net assets of the Fund's other share classes.

(1)  The Contractual limitation is through October 31, 2026 for the Calamos Merger Arbitrage Fund.

(2)  The Contractual limitation is through March 31, 2025 for the Calamos International Small Cap Growth Fund.

For the period ended April 30, 2024, Calamos Advisors waived or absorbed the following expenses:

FUND	AMOUNT
Market Neutral Income Fund	$493,879
Merger Arbitrage Fund	105,099
Global Convertible Fund	1,876
Timpani Small Cap Growth Fund	108,865
Timpani SMID Growth Fund	52,279
Dividend Growth Fund	62,480
Select Fund	101,624
International Growth Fund	182,955
Evolving World Growth Fund	703,899
Global Equity Fund	7,914
Global Opportunities Fund	285,073
International Small Cap Growth Fund	72,762
Total Return Bond Fund	47,438
High Income Opportunities Fund	74,154

These amounts are included in the Statements of Operations under the caption "Expense reductions".

As Distributor, Calamos Financial Services LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays to CFS a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

of the Fund's Class A shares; a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75% of the average daily net assets of the Fund's Class C shares. No such fees are paid on each Fund's Class I or Class R6 shares.

CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund's Class A shares. During the period ended April 30, 2024, CFS received commissions and underwriting fees as follows:

FUND	AMOUNT
Market Neutral Income Fund	$10,227
Hedged Equity Fund	4,167
Phineus Long/Short Fund	6,332
Convertible Fund	3,040
Global Convertible Fund	1
Timpani Small Cap Growth Fund	4,520
Growth Fund	22,608
Growth and Income Fund	58,374
Dividend Growth Fund	1,628
Select Fund	369
International Growth Fund	587
Evolving World Growth Fund	757
Global Equity Fund	1,708
Global Opportunities Fund	2,208
Total Return Bond Fund	15
High Income Opportunities Fund	44
Short-Term Bond Fund	18

A trustee and certain officers of the Trust are also officers and directors of CFS and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

As of April 30, 2024, certain affiliates of Calamos Advisors hold material investments in the Funds as follows:

FUND	PERCENTAGE
Merger Arbitrage Fund	47%
Timpani SMID Growth Fund	64
Select Fund	34
Global Equity Fund	26
International Small Cap Growth Fund	50
High Income Opportunities Fund	34

As of April 30, 2024, the Market Neutral Income Fund held 91.2% of the outstanding shares of Short Term Bond Fund.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.

www.calamos.com

Notes to Financial Statements (Unaudited)

At April 30, 2024, the Funds had deferred compensation balances, which are included in "Other assets" on the Statements of Assets and Liabilities, as follows:

FUND	AMOUNT
Market Neutral Income Fund	$170,013
Convertible Fund	173,870
Growth Fund	842,756
Growth and Income Fund	363,903
Select Fund	90,349
International Growth Fund	56,868
Evolving World Growth Fund	16,758
Global Equity Fund	29,169
Global Opportunities Fund	136,857
Total Return Bond Fund	32,823
High Income Opportunities Fund	99,564

Each Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to trustees" on the Statements of Assets and Liabilities at April 30, 2024.

Interfund Lending Program and Joint Credit Agreement

The SEC has granted an exemptive order to the Funds permitting the Funds to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other (an "Interfund Loan") for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program"). The InterFund Program is subject to a number of conditions, which are discussed in detail in the Funds' statement of additional information. Any loan made through the InterFund Program is expected to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The duration of an InterFund Loan will be limited to the time required to receive payment for securities sold, but in no event more than seven days. In addition, each InterFund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. No Interfund Loans were made during the period.

On April 30, 2021, the Trust, on behalf of the Funds, entered into a $50,000,000 Demand Discretionary Credit Agreement with State Street Bank and Trust Company (the "Credit Agreement"). Effective May 10, 2022, International Small Cap Fund was added to the Credit Agreement. On November 30, 2022, the Credit Agreement was increased to $100,000,000. Each Fund may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful temporary purposes. Borrowing results in interest expense and other fees and expenses, which may increase a Fund's net expenses and reduce a Fund's return. In addition, borrowing by a Fund may create leverage by increasing a Fund's investment exposure. This will result in changes in a Fund's net asset value, either positive or negative, being greater than it would have been if the Fund had not borrowed. Administration, legal, and arrangement fees, if applicable, under the Credit Agreement are allocated among Funds based upon factors deemed relevant by the Adviser and the Board of each Fund, while fees on any amounts drawn by a Fund under the Credit Agreement are borne by that Fund. At April 30, 2024, there were no borrowings under the Credit Agreement. Please see the supplement to the Prospectus and Statement of Additional Information for more information about the Credit Agreement.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the period ended April 30, 2024 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $910,911,869 and $1,020,589,440 for Market Neutral income Fund, $1,366,786,977 and $1,217,045,913 for Phineus Long/Short Fund and $189,662 and $492,551 for Merger Arbitrage Fund, respectively.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Market Neutral Income Fund	$—	$1,641,019,434	$—	$1,983,545,148
Hedged Equity Fund	—	84,129,523	—	79,847,313
Phineus Long/Short Fund	—	815,516,457	—	921,017,532
Merger Arbitrage Fund	—	1,754,651	—	1,593,463
Convertible Fund	—	175,572,877	—	251,744,038
Global Convertible Fund	—	16,138,000	1,014,928	31,223,878
Timpani Small Cap Growth Fund	—	337,807,605	—	367,173,215
Timpani SMID Growth Fund	—	24,776,960	—	24,462,573
Growth Fund	—	377,449,555	—	451,837,970
Growth and Income Fund	—	256,356,167	24,335,000	322,742,089
Dividend Growth Fund	—	2,121,090	—	1,939,052
Select Fund	—	7,353,842	—	8,984,397
International Growth Fund	—	132,310,389	—	148,636,002
Evolving World Growth Fund	—	225,266,356	—	295,072,503
Global Equity Fund	—	46,148,907	—	39,620,231
Global Opportunities Fund	—	76,296,350	—	87,757,827
International Small Cap Growth Fund	—	2,368,669	—	1,590,245
Total Return Bond Fund	19,396,747	1,027,425	7,713,129	1,422,642
High Income Opportunities Fund	—	6,429,268	—	6,676,348
Short-Term Bond Fund	11,999,043	69,958,711	15,071,701	68,950,643

Note 4 – Income Taxes

The following information is presented on a federal income tax basis as of April 30, 2024. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at April 30, 2024 was as follows*:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$8,845,885,401	$4,002,036,533	$(1,279,231,730)	$2,722,804,803
Hedged Equity Fund	485,033,952	214,179,308	(26,740,941)	187,438,367
Phineus Long/Short Fund	262,770,025	142,690,497	(18,910,049)	123,780,448
Merger Arbitrage Fund	1,400,867	76,723	(171,052)	(94,329)
Convertible Fund	793,824,001	87,981,526	(39,324,539)	48,656,987
Global Convertible Fund	127,552,511	13,541,454	(15,222,745)	(1,681,291)
Timpani Small Cap Growth Fund	214,306,311	67,208,609	(4,325,810)	62,882,799
Timpani SMID Growth Fund	16,837,103	4,945,591	(297,012)	4,648,579
Growth Fund	785,475,521	607,533,905	(8,551,909)	598,981,996
Growth and Income Fund	1,313,320,290	1,179,393,555	(29,363,568)	1,150,029,987
Dividend Growth Fund	9,954,092	8,602,606	(126,225)	8,476,381
Select Fund	31,216,564	18,733,467	(227,691)	18,505,776
International Growth Fund	171,282,220	65,076,869	(3,666,503)	61,410,366
Evolving World Growth Fund	276,118,234	101,033,915	(5,562,158)	95,471,757
Global Equity Fund	77,832,030	46,732,678	(503,643)	46,229,035
Global Opportunities Fund	155,530,900	76,041,327	(1,639,575)	74,401,752
www.calamos.com

Notes to Financial Statements (Unaudited)

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
International Small Cap Growth Fund	$3,080,673	$726,335	$(44,681)	$681,654
Total Return Bond Fund	47,594,363	63,553	(4,457,772)	(4,394,219)
High Income Opportunities Fund	39,872,092	466,978	(3,130,818)	(2,663,840)
Short-Term Bond Fund	375,310,812	731,858	(7,159,668)	(6,427,810)

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The tax character of distributions for the period ended April 30, 2024 will be determined at the end of each Fund's current fiscal year. Distributions during the fiscal period ended October 31, 2023 were characterized for federal income tax purposes as follows:

	Year Ended October 31, 2023
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Market Neutral Income Fund	$240,908,473	$—	$—
Hedged Equity Fund	4,839,690	—	—
Phineus Long/Short Fund	229,407	—	—
Convertible Fund	10,861,157	—	—
Global Convertible Fund	500,183	—	—
Growth and Income Fund	27,666,243	61,852,810	—
Dividend Growth Fund	67,231	—	—
Select Fund	—	1,053,203	—
Evolving World Growth Fund	3,554,163	—	—
Global Equity Fund	89,812	3,033,133	—
Global Opportunities Fund	900,161	—	—
International Small Cap Growth Fund	14,950	—	—
Total Return Bond Fund	1,260,157	—	—
High Income Opportunities Fund	2,185,575	—	—
Short-Term Bond Fund	13,926,429	—	—

As of October 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
Undistributed ordinary income	$349,112,893	$1,112,069	$15,023,292	$4,430	$3,640,053
Undistributed capital gains	264,903,893	—	—	—	10,737,524
Total undistributed earnings	614,016,786	1,112,069	15,023,292	4,430	14,377,577
Accumulated capital and other losses	—	(39,502,002)	—	—	—
Net unrealized gains/(losses)	615,213,414	99,896,915	17,862,092	(56,254)	(52,327,642)
Total accumulated earnings/(losses)	1,229,230,200	61,506,982	32,885,384	(51,824)	(37,950,065)
Other	(178,883,887)	(185,776)	(24,466,405)	—	(460,372)
Paid-in-capital	12,884,140,409	499,559,367	927,477,300	2,110,468	873,605,733
Net assets applicable to common shareholders	$13,934,486,722	$560,880,573	$935,896,279	$2,058,644	$835,195,296

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
Undistributed ordinary income	$—	$—	$—	$—	$3,293,976
Undistributed capital gains	—	—	—	54,359,263	88,007,206
Total undistributed earnings	—	—	—	54,359,263	91,301,182
Accumulated capital and other losses	(9,825,642)	(141,521,765)	(3,584,131)	—	—
Net unrealized gains/(losses)	(18,399,765)	22,776,920	1,573,265	402,450,107	804,835,594
Total accumulated earnings/(losses)	(28,225,407)	(118,744,845)	(2,010,866)	456,809,370	896,136,776
Other	—	—	—	(15,537,936)	(9,067,488)
Paid-in-capital	148,613,837	357,005,570	18,166,555	756,410,819	1,382,041,415
Net assets applicable to common shareholders	$120,388,430	$238,260,725	$16,155,689	$1,197,682,253	$2,269,110,703
	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
Undistributed ordinary income	$19,617	$7,503	$513,134	$1,902,247	$71,181
Undistributed capital gains	676,191	1,903,912	—	—	—
Total undistributed earnings	695,808	1,911,415	513,134	1,902,247	71,181
Accumulated capital and other losses	—	—	(19,729,439)	(115,456,741)	(87,223)
Net unrealized gains/(losses)	5,711,047	11,119,154	17,537,433	6,869,607	23,270,998
Total accumulated earnings/(losses)	6,406,855	13,030,569	(1,678,872)	(106,684,887)	23,254,956
Other	(566)	(114,056)	(71,814)	(177,728)	(591,826)
Paid-in-capital	8,825,394	30,399,621	191,331,999	468,244,799	64,684,123
Net assets applicable to common shareholders	$15,231,683	$43,316,134	$189,581,313	$361,382,184	$87,347,253
	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
Undistributed ordinary income	$621,259	$—	$59,635	$60,882	$1,756,198
Undistributed capital gains	—	—	—	—	—
Total undistributed earnings	621,259	—	59,635	60,882	1,756,198
Accumulated capital and other losses	(14,549,671)	(639,912)	(1,555,259)	(11,844,971)	(9,896,025)
Net unrealized gains/(losses)	35,601,311	102,891	(5,444,202)	(4,995,959)	(17,354,334)
Total accumulated earnings/(losses)	21,672,899	(537,021)	(6,939,826)	(16,780,048)	(25,494,161)
Other	(968,757)	—	(107,943)	(115,822)	—
Paid-in-capital	175,631,410	2,899,043	38,371,320	50,372,888	383,126,602
Net assets applicable to common shareholders	$196,335,552	$2,362,022	$31,323,551	$33,477,018	$357,632,441

The following Funds had capital loss carryforwards for the period ended October 31, 2023, with no expiration date, available to offset future realized capital gains:

FUND	SHORT-TERM	LONG-TERM
Hedged Equity Fund	$10,122,784	$29,379,218
Global Convertible Fund	3,387,652	4,547,197
Timpani Small Cap Growth Fund	141,521,765	—
Timpani SMID Growth Fund	3,584,131	—
International Growth Fund	19,729,439	—
Evolving World Growth Fund	115,456,741	—
Global Equity Fund	87,223	—
Global Opportunities Fund	14,549,671	—
International Small Cap Growth Fund	595,152	42,723

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Notes to Financial Statements (Unaudited)

FUND	SHORT-TERM	LONG-TERM
Total Return Bond Fund	$565,607	$989,652
High Income Opportunities Fund	1,278,659	10,566,312
Short-Term Bond Fund	3,908,289	5,987,736

The capital loss carryforwards utilized in the year ended October 31, 2023 in Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund and Growth Fund are $129,720,451, $25,244,090, $12,960,751, and $744,551, respectively.

Note 5 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Accrued dividends on securities sold short are disclosed within other accounts payable and accrued liabilities on the Statements of Assets and Liabilities. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 6 – Derivative Instruments

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund's custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. A Fund's net counterparty exposure is reflected in the counterparty table below. The net unrealized gain, if any, represents the credit risk to the respective Fund on a forward foreign currency

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts.

As of April 30, 2024, the Funds had outstanding forward foreign currency contracts listed on the Schedules of Investments.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of April 30, 2024, the Funds had outstanding purchased options and/or written options as listed on the Schedule of Investments.

As of April 30, 2024, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	MARKET NEUTRAL INCOME FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$304,634	$156,345
Purchased Options(2)	51,750,577	—
Total Return Swaps(4)	—	120,071
Written Options(3)	—	598,836,740
	$52,055,211	$599,113,156
	HEDGED EQUITY FUND
Gross amounts at fair value:
Purchased Options(2)	$12,969,525	$—
Written Options(3)	—	25,336,700
	$12,969,525	$25,336,700

www.calamos.com

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	PHINEUS LONG/SHORT FUND
Gross amounts at fair value:
Purchased Options(2)	$11,977,168	$—
Written Options(3)	—	13,028,680
	$11,977,168	$13,028,680
	MERGER ARBITRAGE FUND
Gross amounts at fair value:
Purchased Options(2)	$240	$—
Written Options(3)	—	575
	$240	$575
	CONVERTIBLE FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$119,064	$18,667
	$119,064	$18,667
	GLOBAL CONVERTIBLE FUND
Gross amounts at fair value:
Purchased Options(2)	$1,358,464	$—
Written Options(3)	—	195,014
	$1,358,464	$195,014
	GROWTH FUND
Gross amounts at fair value:
Purchased Options(2)	$738,000	$—
Written Options(3)	—	283,800
Futures contracts(5)	25,160	—
	$763,160	$283,800
	GROWTH AND INCOME FUND
Gross amounts at fair value:
Purchased Options(2)	$2,466,420	$—
Written Options(3)	—	1,666,625
	$2,466,420	$1,666,625
	INTERNATIONAL GROWTH FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$—	$377,091
Purchased Options(2)	926,425	—
	$926,425	$377,091
	EVOLVING WORLD GROWTH FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$138,146	$—
Purchased Options(2)	8,258,819	—
	$8,396,965	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	GLOBAL OPPORTUNITIES FUND
Gross amounts at fair value:
Purchased Options(2)	$2,767,934	$—
	$2,767,934	$—
	INTERNATIONAL SMALL CAP GROWTH FUND
Gross amounts at fair value:
Purchased Options(2)	$2,100	$—
	$2,100	$—
	TOTAL RETURN BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$—	$39,268
	$—	$39,268
	SHORT-TERM BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$—	$480,684
	$—	$480,684

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
MARKET NEUTRAL INCOME FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
State Street Bank and Trust	ISDA	$304,634	$156,345	$—	$148,289	$—
Morgan Stanley & Co. International PLC	ISDA	—	120,071	—	—	120,071
		$304,634	$276,416	$—	$148,289	$120,071
CONVERTIBLE FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$—	$18,667	$—	$—	$18,667
State Street Bank and Trust	ISDA	119,064	—	—	119,064	—
		$119,064	$18,667	$—	$119,064	$18,667
INTERNATIONAL GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$—	$323,609	$—	$—	$323,609
State Street Bank and Trust	ISDA	—	53,482	—	—	53,482
		$—	$377,091	$—	$—	$377,091

www.calamos.com

Notes to Financial Statements (Unaudited)

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
EVOLVING WORLD GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$138,146	$—	$—	$138,146	$—
		$138,146	$—	$—	$138,146	$—

For the period ended April 30, 2024, the volume of derivative activity for the Fund is reflected below:*

FUND	FORWARD FOREIGN CURRENCY CONTRACTS(1)	PURCHASED OPTIONS(2)	FUTURES CONTRACTS(5)	WRITTEN OPTIONS(3)	SWAPS(4)
Market Neutral Income Fund	84,397,364	73,142	—	64,901	67,681,027
Hedged Equity Fund	—	1,380	—	615	—
Phineus Long/Short Fund	—	593,735	—	571,701	—
Merger Arbitrage Fund	—	84	—	41	—
Convertible Fund	—	2,650	—	—	—
Global Convertible Fund	—	2,469	—	347	—
Growth Fund	—	29,805	587	29,040	—
Growth and Income Fund	—	69,075	—	11,780	—
Dividend Growth Fund	—	32	—	17	—
International Growth Fund	36,616,088	35,277	—	—	—
Evolving World Growth Fund	39,703,384	133,924	—	2,939	—
Global Equity Fund	—	1,839	—	316	—
Global Opportunities Fund	—	8,717	—	467	—
International Small Cap Growth Fund	—	107	—	—	—
Total Return Bond Fund	—	—	40	—	—
Short-Term Bond Fund	—	—	475	—	—

*  Activity during the period is measured by opened number of contracts for options purchased or written, opened foreign currency contracts (measured in notional), opened number of contracts for futures contracts, and opened total return swaps (measured in notional).

(1)  Generally, the Statement of Assets and Liabilities location for Forward contracts is Unrealized appreciation on forward foreign currency contracts for asset derivatives and Unrealized depreciation on forward foreign currency contracts for liability derivatives.

(2)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(3)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

(4)  Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and Unrealized depreciation on total return swaps for liability derivatives.

(5)  Generally, the Statement of Assets and Liabilities location for Futures contracts is Variation margin on open futures contracts for asset derivatives and Variation margin on open futures contracts for liability derivatives.

Note 7 – Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks through the Securities Loan Agreements. In Securities Loan Agreements, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds' security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of April 30, 2024.

	AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
FUND	CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
Market Neutral Income Fund	$286,199,425	$108,645,804	$394,845,229	$276,541,090	$105,330,798	$381,871,888	$12,973,341
Hedged Equity Fund	29,457,698	9,809,082	39,266,780	37,879,720	—	37,879,720	1,387,060
Phineus Long/Short Fund	1,998,709	33,182,564	35,181,273	32,813,958	—	32,813,958	2,367,315
Convertible Fund	40,054,905	17,965,883	58,020,788	—	56,443,320	56,443,320	1,577,468
Global Convertible Fund	4,238,237	1,532,755	5,770,992	625,961	5,017,560	5,643,521	127,471
Growth Fund	1,921,091	55,419,067	57,340,158	55,458,352	—	55,458,352	1,881,806
Growth and Income Fund	38,876,871	76,900,899	115,777,770	65,067,814	47,448,164	112,515,978	3,261,792
Dividend Growth Fund	167,603	543,393	710,996	684,704	—	684,704	26,292
Select Fund	—	1,234,875	1,234,875	1,195,315	—	1,195,315	39,560
International Growth Fund	8,359,046	7,323,012	15,682,058	14,881,890	—	14,881,890	800,168
Evolving World Growth Fund	762,792	1,342,495	2,105,287	1,930,219	—	1,930,219	175,068
Global Equity Fund	5,271,615	1,004,550	6,276,165	5,934,290	—	5,934,290	341,875
Global Opportunities Fund	2,676,099	3,506,520	6,182,619	3,644,517	2,297,603	5,942,120	240,499
Total Return Bond Fund	675,600	45,338	720,938	—	704,862	704,862	16,076
High Income Opportunities Fund	1,658,493	531,675	2,190,168	11,325	2,132,620	2,143,945	46,223
Short-Term Bond Fund	11,639,293	8,530,528	20,169,821	—	19,728,120	19,728,120	441,701

Note 8 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

www.calamos.com

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,225,866,479	$—	$5,225,866,479
Corporate Bonds	—	229,027,924	—	229,027,924
Convertible Preferred Stocks	137,346,314	—	—	137,346,314
Common Stocks	8,355,911,441	3,867,500	277,808	8,360,056,749
Exchange-Traded Funds	195,414,790	—	—	195,414,790
Investments in Affiliated Funds	329,398,865	—	—	329,398,865
Warrants	—	6,636,988	—	6,636,988
Rights	—	199,825	—	199,825
Purchased Options	24,088,455	27,662,122	—	51,750,577
Investment of Cash Collateral For Securities Loaned	—	286,199,425	—	286,199,425
Forward Foreign Currency Contracts	—	304,634	—	304,634
Total	$9,042,159,865	$5,779,764,897	$277,808	$14,822,202,570
Liabilities:
Common Stocks Sold Short	$2,623,521,012	$30,729,909	$—	$2,654,250,921
Written Options	598,836,740	—	—	598,836,740
Forward Foreign Currency Contracts	—	156,345	—	156,345
Total Return Swaps	—	120,071	—	120,071
Total	$3,222,357,752	$31,006,325	$—	$3,253,364,077
	HEDGED EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$626,013,456	$—	$—	$626,013,456
Exchange-Traded Funds	29,368,340	—	—	29,368,340
Purchased Options	12,969,525	—	—	12,969,525
Investment of Cash Collateral For Securities Loaned	—	29,457,698	—	29,457,698
Total	$668,351,321	$29,457,698	$—	$697,809,019
Liabilities:
Written Options	$25,336,700	$—	$—	$25,336,700
Total	$25,336,700	$—	$—	$25,336,700

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$961,964,413	$36,000,202	$—	$997,964,615
Purchased Options	11,977,168	—	—	11,977,168
Investment of Cash Collateral For Securities Loaned	—	1,998,709	—	1,998,709
Total	$973,941,581	$37,998,911	$—	$1,011,940,492
Liabilities:
Common Stocks Sold Short	$92,460,653	$—	$—	$92,460,653
Exchange-Traded Funds Sold Short	519,900,686	—	—	519,900,686
Written Options	13,028,680	—	—	13,028,680
Total	$625,390,019	$—	$—	$625,390,019
	MERGER ARBITRAGE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$546,851	$—	$546,851
Common Stocks	1,424,173	—	755	1,424,928
Rights	—	84	—	84
Warrants	—	21	—	21
Purchased Options	240	—	—	240
Total	$1,424,413	$546,956	$755	$1,972,124
Liabilities:
Common Stocks Sold Short	$665,011	$—	$—	$665,011
Written Options	575	—	—	575
Total	$665,586	$—	$—	$665,586
	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$777,791,657	$—	$777,791,657
Convertible Preferred Stocks	24,634,426	—	—	24,634,426
Investment of Cash Collateral For Securities Loaned	—	40,054,905	—	40,054,905
Forward Foreign Currency Contracts	—	119,064	—	119,064
Total	$24,634,426	$817,965,626	$—	$842,600,052
Liabilities:
Forward Foreign Currency Contracts	$—	$18,667	$—	$18,667
Total	$—	$18,667	$—	$18,667

www.calamos.com

Notes to Financial Statements (Unaudited)

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$113,344,792	$—	$113,344,792
Convertible Preferred Stocks	2,621,409	—	—	2,621,409
U.S. Government and Agency Securities	—	4,503,332	—	4,503,332
Purchased Options	1,358,464	—	—	1,358,464
Investment Of Cash Collateral For Securities Loaned	—	4,238,237	—	4,238,237
Total	$3,979,873	$122,086,361	$—	$126,066,234
Liabilities:
Written Option	$195,014	$—	$—	$195,014
Total	$195,014	$—	$—	$195,014
	TIMPANI SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$277,189,110	$—	$—	$277,189,110
Total	$277,189,110	$—	$—	$277,189,110
	TIMPANI SMID GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$21,485,682	$—	$—	$21,485,682
Total	$21,485,682	$—	$—	$21,485,682
	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,382,057,066	$—	$—	$1,382,057,066
Purchased Options	738,000	—	—	738,000
Investment of Cash Collateral For Securities Loaned	—	1,921,091	—	1,921,091
Futures	25,160	—	—	25,160
Total	$1,382,820,226	$1,921,091	$—	$1,384,741,317
Liabilities:
Written Options	$283,800	$—	$—	$283,800
Total	$283,800	$—	$—	$283,800

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$414,468,227	$—	$414,468,227
Convertible Preferred Stocks	26,770,704	6,479,312	—	33,250,016
Common Stocks	1,906,696,419	—	—	1,906,696,419
Exchange-Traded Funds	5,810,398	—	—	5,810,398
U.S. Government and Agency Securities	—	63,448,551	—	63,448,551
Purchased Options	2,466,420	—	—	2,466,420
Investment of Cash Collateral For Securities Loaned	—	38,876,871	—	38,876,871
Total	$1,941,743,941	$523,272,961	$—	$2,465,016,902
Liabilities:
Written Options	$1,666,625	$—	$—	$1,666,625
Total	$1,666,625	$—	$—	$1,666,625
	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$37,808	$—	$—	$37,808
Common Stocks	17,984,092	—	—	17,984,092
Exchange-Traded Funds	240,970	—	—	240,970
Investment of Cash Collateral For Securities Loaned	—	167,603	—	167,603
Total	$18,262,870	$167,603	$—	$18,430,473
	SELECT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$49,722,340	$—	$—	$49,722,340
Total	$49,722,340	$—	$—	$49,722,340
	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$43,242,501	$180,164,614	$—	$223,407,115
Purchased Options	926,425	—	—	926,425
Warrants	—	—	—	—
Investment of Cash Collateral For Securities Loaned	—	8,359,046	—	8,359,046
Total	$44,168,926	$188,523,660	$—	$232,692,586
Liabilities:
Forward Foreign Currency Contracts	$—	$377,091	$—	$377,091
Total	$—	$377,091	$—	$377,091

www.calamos.com

Notes to Financial Statements (Unaudited)

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$42,479,647	$—	$42,479,647
Common Stocks	43,312,688	276,776,045	—	320,088,733
Purchased Options	8,258,819	—	—	8,258,819
Investment of Cash Collateral For Securities Loaned	—	762,792	—	762,792
Forward Foreign Currency Contracts	—	138,146	—	138,146
Total	$51,571,507	$320,156,630	$—	$371,728,137
	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$85,645,864	$33,143,586	$—	$118,789,450
Investment of Cash Collateral For Securities Loaned	—	5,271,615	—	5,271,615
Total	$85,645,864	$38,415,201	$—	$124,061,065
	GLOBAL OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$75,135,497	$—	$75,135,497
Corporate Bonds	—	4,025,125	—	4,025,125
U.S. Government and Agency Securities	—	8,350,669	—	8,350,669
Convertible Preferred Stocks	3,896,622	—	—	3,896,622
Common Stocks	99,899,501	31,432,820	—	131,332,321
Bank Loans	—	1,748,385	—	1,748,385
Purchased Options	2,767,934	—	—	2,767,934
Investment of Cash Collateral For Securities Loaned	—	2,676,099	—	2,676,099
Total	$106,564,057	$123,368,595	$—	$229,932,652
	INTERNATIONAL SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$613,535	$3,146,692	$—	$3,760,227
Purchased Options	2,100	—	—	2,100
Total	$615,635	$3,146,692	$—	$3,762,327

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,023,872	$—	$13,023,872
Bank Loans	—	2,257,109	—	2,257,109
U.S. Government and Agency Securities	—	25,036,772	—	25,036,772
Residential Mortgage Backed Securities	—	555,468	—	555,468
Asset Backed Securities	—	1,690,591	—	1,690,591
Investment Of Cash Collateral For Securities Loaned	—	675,600	—	675,600
Total	$—	$43,239,412	$—	$43,239,412
Liabilities:
Futures Contracts	$39,268	$—	$—	$39,268
Total	$39,268	$—	$—	$39,268
	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$90,884	$—	$90,884
Corporate Bonds	—	28,277,185	—	28,277,185
Convertible Bonds	—	218,602	—	218,602
Bank Loans	—	6,375,175	—	6,375,175
Common Stocks	234,382	86,930	—	321,312
Warrants	—	1	—	1
Convertible Preferred Stocks	—	23,150	—	23,150
Preferred Stocks	197,135	46,315	—	243,450
Investment of Cash Collateral For Securities Loaned	—	1,658,493	—	1,658,493
Total	$431,517	$36,776,735	$—	$37,208,252
	SHORT-TERM BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$203,037,779	$—	$203,037,779
U.S. Government and Agency Securities	—	20,733,493	—	20,733,493
Sovereign Bonds	—	6,539,826	—	6,539,826
Bank Loans	—	38,238,255	—	38,238,255
Asset Backed Securities	—	70,375,102	—	70,375,102
Municipal Obligations	—	15,438,727	—	15,438,727
Residential Mortgage Backed Securities	—	3,361,211	—	3,361,211
Investment of Cash Collateral For Securities Loaned	—	11,639,293	—	11,639,293
Total	$—	$369,363,686	$—	$369,363,686
Liabilities:
Futures Contracts	$480,684	$—	$—	$480,684
Total	$480,684	$—	$—	$480,684

www.calamos.com

Notes to Financial Statements (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund's assets and liabilities during the period ended April 30, 2024:

Investments in Securities	Balance as of October 31, 2023	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of April 30, 2024
Common Stocks	$41,310,000	$—	$12,791,673	$(1,911,177)	$194,466	$(52,107,154)	$—	$—	$277,808	$83,342
Total	$41,310,000	$—	$12,791,673	$(1,911,177)	$194,466	$(52,107,154)	$—	$—	$277,808	$83,342

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund's assets and liabilities during the period ended April 30, 2024:

Investments in Securities	Balance as of October 31, 2023	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of April 30, 2024
Common Stocks	$154,530	$—	$34,551	$11,310	$528	$(200,164)	$—	$—	$755	$227
Total	$154,530	$—	$34,551	$11,310	$528	$(200,164)	$—	$—	$755	$227

As of April 30, 2024, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 9 – Capital Share Transactions

The following table summarizes the activity in capital shares of the Funds for the six months ended April 30, 2024:

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	6,122,458	$89,249,570	329,365	$5,095,094	552,028	$8,791,256
Shares issued as reinvestment of distributions	2,659,853	38,207,967	5,766	86,784	71,750	1,125,719
Less shares redeemed	(13,098,660)	(191,370,659)	(306,592)	(4,741,263)	(538,472)	(8,611,515)
Net increase (decrease)	(4,316,349)	$(63,913,122)	28,539	$440,615	85,306	$1,305,460
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	605,495	$8,870,481	75,052	$1,119,393	106,820	$1,616,472
Shares issued as reinvestment of distributions	626,074	9,046,763	1,138	16,679	21,268	317,274
Less shares redeemed	(2,725,170)	(40,019,165)	(25,234)	(376,538)	(290,008)	(4,377,115)
Net increase (decrease)	(1,493,601)	$(22,101,921)	50,956	$759,534	(161,920)	$(2,443,369)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	137,620,743	$1,982,478,726	7,378,225	$113,786,548	7,623,939	$123,993,979
Shares issued as reinvestment of distributions	37,360,350	529,673,882	163,005	2,465,127	1,005,365	16,004,859
Less shares redeemed	(129,026,757)	(1,858,966,158)	(5,877,382)	(89,930,572)	(9,437,597)	(152,717,410)
Net increase (decrease)	45,954,336	$653,186,450	1,663,848	$26,321,103	(808,293)	$(12,718,572)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	4,785,911	$69,713,134	—	$—	—	$—
Shares issued as reinvestment of distributions	243,226	3,448,935	—	—	—	—
Less shares redeemed	(1,350,631)	(19,336,590)	—	—	—	—
Net increase (decrease)	3,678,506	$53,825,479	—	$—	—	$—
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Notes to Financial Statements (Unaudited)

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	4,932	$50,597	409,471	$8,065,919	57,935	$636,617
Shares issued as reinvestment of distributions	83	864	188,437	3,756,265	—	—
Less shares redeemed	—	—	(1,495,614)	(29,398,723)	(119,943)	(1,315,533)
Net increase (decrease)	5,015	$51,461	(897,706)	$(17,576,539)	(62,008)	$(678,916)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	58,790	$1,118,581	10,139	$103,900
Shares issued as reinvestment of distributions	43	440	23,655	457,259	—	—
Less shares redeemed	—	—	(299,400)	(5,701,453)	(101,545)	(1,061,236)
Net increase (decrease)	43	$440	(216,955)	$(4,125,613)	(91,406)	$(957,336)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,523	$84,198	5,136,442	$86,373,341	1,104,513	$12,214,882
Shares issued as reinvestment of distributions	1,134	11,740	673,959	11,460,662	—	—
Less shares redeemed	(11,977)	(118,946)	(9,295,910)	(156,927,612)	(1,883,048)	(20,398,055)
Net increase (decrease)	(2,320)	$(23,008)	(3,485,509)	$(59,093,609)	(778,535)	$(8,183,173)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	135,387	$3,648,052	4,334	$43,081	262,483	$9,718,079
Shares issued as reinvestment of distributions	—	—	—	—	1,163,676	41,543,231
Less shares redeemed	(112,135)	(2,955,799)	(23,231)	(252,330)	(1,920,643)	(71,941,046)
Net increase (decrease)	23,252	$692,253	(18,897)	$(209,249)	(494,484)	$(20,679,736)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	11,872	$330,554	—	$—	38,900	$536,318
Shares issued as reinvestment of distributions	—	—	—	—	90,713	1,165,660
Less shares redeemed	(22,635)	(622,618)	—	—	(151,379)	(2,083,683)
Net increase (decrease)	(10,763)	$(292,064)	—	$—	(21,766)	$(381,705)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	939,380	$27,359,980	94,931	$1,180,536	100,352	$5,701,971
Shares issued as reinvestment of distributions	—	—	—	—	149,020	8,240,800
Less shares redeemed	(2,100,859)	(57,097,069)	(23,000)	(267,484)	(334,511)	(19,067,356)
Net increase (decrease)	(1,161,479)	$(29,737,089)	71,931	$913,052	(85,139)	$(5,124,585)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	37,183	$988,701	866	$10,000	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(25,027)	(718,978)	—	—	—	—
Net increase (decrease)	12,156	$269,723	866	$10,000	—	$—

www.calamos.com

Notes to Financial Statements (Unaudited)

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	720,470	$31,147,906	20,625	$335,845	6,787	$128,276
Shares issued as reinvestment of distributions	1,048,959	44,212,344	15,751	246,667	26,877	492,652
Less shares redeemed	(2,138,777)	(92,681,087)	(10,801)	(172,317)	(38,605)	(725,555)
Net increase (decrease)	(369,348)	$(17,320,837)	25,575	$410,195	(4,941)	$(104,627)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	351,750	$15,359,860	3,949	$61,303	980	$14,735
Shares issued as reinvestment of distributions	73,475	3,110,927	7,386	109,241	424	6,362
Less shares redeemed	(248,505)	(10,810,326)	(12,163)	(188,845)	(1,288)	(20,042)
Net increase (decrease)	176,720	$7,660,461	(828)	$(18,301)	116	$1,055
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,850,799	$116,897,162	91,325	$1,518,885	68,004	$1,340,150
Shares issued as reinvestment of distributions	1,117,129	44,713,826	22,783	358,151	72,425	1,384,771
Less shares redeemed	(2,421,831)	(99,317,060)	(51,189)	(841,039)	(123,954)	(2,434,164)
Net increase (decrease)	1,546,097	$62,293,928	62,919	$1,035,997	16,475	$290,757
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	58,379	$2,410,557	—	$—	—	$—
Shares issued as reinvestment of distributions	32,018	1,282,480	—	—	—	—
Less shares redeemed	(62,239)	(2,558,256)	—	—	—	—
Net increase (decrease)	28,158	$1,134,781	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	87,948	$1,727,200	162,473	$2,729,976	57,335	$898,381
Shares issued as reinvestment of distributions	938	17,518	6,778	111,021	—	—
Less shares redeemed	(234,082)	(4,502,217)	(356,027)	(5,969,879)	(130,864)	(1,935,972)
Net increase (decrease)	(145,196)	$(2,757,499)	(186,776)	$(3,128,882)	(73,529)	$(1,037,591)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,108	$48,229	16,411	$253,230	6,614	$72,822
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(15,249)	(239,459)	(94,471)	(1,456,302)	(9,347)	(104,811)
Net increase (decrease)	(12,141)	$(191,230)	(78,060)	$(1,203,072)	(2,733)	$(31,989)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	985,449	$19,316,256	2,041,451	$34,382,861	916,877	$15,243,642
Shares issued as reinvestment of distributions	24,080	469,792	107,538	1,776,534	4,894	70,910
Less shares redeemed	(1,266,854)	(25,430,831)	(5,388,311)	(90,158,082)	(586,619)	(9,627,724)
Net increase (decrease)	(257,325)	$(5,644,783)	(3,239,322)	$(53,998,687)	335,152	$5,686,828
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	96,120	$2,030,014	—	$—	3,337	$50,813
Shares issued as reinvestment of distributions	1,111	21,914	—	—	13	193
Less shares redeemed	(77,946)	(1,709,354)	—	—	(6,620)	(96,922)
Net increase (decrease)	19,285	$342,574	—	$—	(3,270)	$(45,916)

www.calamos.com

Notes to Financial Statements (Unaudited)

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	153,817	$1,698,727	8,244	$79,048	24,312	$216,190
Shares issued as reinvestment of distributions	23,350	248,839	—	—	24,238	215,403
Less shares redeemed	(915,355)	(10,272,846)	(650)	(5,983)	(166,154)	(1,475,679)
Net increase (decrease)	(738,188)	$(8,325,280)	7,594	$73,065	(117,604)	$(1,044,086)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	203,102	$1,847,997	—	$—	4,237	$37,432
Shares issued as reinvestment of distributions	1,484	13,121	—	—	570	5,075
Less shares redeemed	(167,386)	(1,534,871)	—	—	(19,075)	(166,829)
Net increase (decrease)	37,200	$326,247	—	$—	(14,268)	$(124,322)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,681,897	$19,868,503	76,463	$706,558	1,818,920	$16,421,027
Shares issued as reinvestment of distributions	43,007	484,653	—	—	68,305	606,925
Less shares redeemed	(1,161,216)	(13,315,566)	—	—	(468,930)	(4,120,452)
Net increase (decrease)	563,688	$7,037,590	76,463	$706,558	1,418,295	$12,907,500
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
Class A	Shares	Dollars	Shares	Dollars
Shares sold	42,081	$322,554	21,162	$198,911
Shares issued as reinvestment of distributions	111,919	851,739	9,057	85,595
Less shares redeemed	(182,702)	(1,390,784)	(32,505)	(306,329)
Net increase (decrease)	(28,702)	$(216,491)	(2,286)	$(21,823)
Class C	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	1,475	12,051	—	—
Less shares redeemed	(9,746)	(80,108)	—	—
Net increase (decrease)	(8,271)	$(68,057)	—	$—
Class I	Shares	Dollars	Shares	Dollars
Shares sold	426,380	$3,173,418	345,350	$3,259,897
Shares issued as reinvestment of distributions	36,998	281,715	74,893	707,083
Less shares redeemed	(429,589)	(3,212,163)	(382,156)	(3,606,794)
Net increase (decrease)	33,789	$242,970	38,087	$360,186
Class R6	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

www.calamos.com

Notes to Financial Statements (Unaudited)

The following table summarizes the activity in capital shares of the Funds for the Year ended October 31, 2023.

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	12,170,301	$174,881,045	314,123	$4,355,061	1,406,590	$21,423,583
Shares issued as reinvestment of distributions	867,511	12,393,537	13,915	186,843	—	—
Less shares redeemed	(34,288,966)	(491,435,483)	(1,151,110)	(15,663,173)	(860,503)	(13,143,169)
Net increase (decrease)	(21,251,154)	$(304,160,901)	(823,072)	$(11,121,269)	546,087	$8,280,414
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,141,139	$16,548,973	153,444	$2,068,519	410,144	$5,943,464
Shares issued as reinvestment of distributions	112,172	1,605,256	1,760	22,724	—	—
Less shares redeemed	(6,048,533)	(87,408,980)	(135,503)	(1,826,078)	(364,773)	(5,312,518)
Net increase (decrease)	(4,795,222)	$(69,254,751)	19,701	$265,165	45,371	$630,946
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	187,447,512	$2,661,213,488	12,788,661	$176,576,502	25,949,835	$402,905,403
Shares issued as reinvestment of distributions	13,110,726	185,267,214	340,304	4,617,784	15,148	228,127
Less shares redeemed	(390,304,518)	(5,518,414,072)	(17,426,092)	(238,014,016)	(17,828,557)	(276,737,270)
Net increase (decrease)	(189,746,280)	$(2,671,933,370)	(4,297,127)	$(56,819,730)	8,136,426	$126,396,260
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	483,417	$6,918,049	—	$—	—	$—
Shares issued as reinvestment of distributions	34,210	484,970	—	—	—	—
Less shares redeemed	(349,530)	(4,991,947)	—	—	—	—
Net increase (decrease)	168,097	$2,411,072	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	MERGER ARBITRAGE FUND(a)		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	10,000	$100,000	1,504,705	$28,823,555	124,764	$1,288,444
Shares issued as reinvestment of distributions	—	—	114,111	2,150,596	2,291	24,156
Less shares redeemed	—	—	(4,068,962)	(77,321,899)	(398,849)	(3,990,708)
Net increase (decrease)	10,000	$100,000	(2,450,146)	$(46,347,748)	(271,794)	$(2,678,108)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	10,000	$100,000	302,944	$5,602,479	17,911	$175,953
Shares issued as reinvestment of distributions	—	—	7,504	135,456	—	—
Less shares redeemed	—	—	(824,838)	(15,151,925)	(116,401)	(1,146,474)
Net increase (decrease)	10,000	$100,000	(514,390)	$(9,413,990)	(98,490)	$(970,521)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	191,530	$1,910,468	13,481,446	$219,294,017	4,281,532	$43,701,747
Shares issued as reinvestment of distributions	—	—	499,000	8,054,555	44,862	474,411
Less shares redeemed	—	—	(20,730,117)	(336,215,159)	(5,705,217)	(57,441,972)
Net increase (decrease)	191,530	$1,910,468	(6,749,671)	$(108,866,587)	(1,378,823)	$(13,265,814)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

(a)  Calamos Merger Arbitrage Fund commenced operations on September 29, 2023.

www.calamos.com

Notes to Financial Statements (Unaudited)

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	213,781	$5,334,892	9,599	$91,993	448,404	$13,637,659
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(292,028)	(7,283,307)	(2,244)	(22,479)	(3,825,623)	(118,160,284)
Net increase (decrease)	(78,247)	$(1,948,415)	7,355	$69,514	(3,377,219)	$(104,522,625)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	32,966	$836,452	—	$—	46,362	$573,172
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(35,311)	(899,810)	—	—	(405,713)	(4,801,705)
Net increase (decrease)	(2,345)	$(63,358)	—	$—	(359,351)	$(4,228,533)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,812,358	$72,418,856	168,329	$1,662,934	230,544	$10,893,185
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(5,200,522)	(133,471,595)	(96,521)	(925,541)	(664,396)	(30,871,397)
Net increase (decrease)	(2,388,164)	$(61,052,739)	71,808	$737,393	(433,852)	$(19,978,212)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	290,165	$7,218,285	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(41,692)	(1,081,342)	—	—	—	—
Net increase (decrease)	248,473	$6,136,943	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,395,701	$55,123,038	66,886	$934,201	21,923	$357,049
Shares issued as reinvestment of distributions	1,105,036	41,224,918	1,525	20,483	18,659	285,851
Less shares redeemed	(3,785,998)	(149,024,604)	(92,888)	(1,322,079)	(86,039)	(1,415,180)
Net increase (decrease)	(1,285,261)	$(52,676,648)	(24,477)	$(367,395)	(45,457)	$(772,280)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	333,444	$13,342,934	26,870	$371,068	1,006	$14,390
Shares issued as reinvestment of distributions	72,707	2,706,158	364	4,659	347	4,429
Less shares redeemed	(567,882)	(22,558,728)	(29,170)	(409,286)	(5,508)	(75,176)
Net increase (decrease)	(161,731)	$(6,509,636)	(1,936)	$(33,559)	(4,155)	$(56,357)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,530,219	$132,943,429	179,291	$2,720,520	91,036	$1,481,648
Shares issued as reinvestment of distributions	1,131,090	40,224,840	3,110	41,829	46,957	747,078
Less shares redeemed	(5,335,877)	(198,352,324)	(416,596)	(5,901,420)	(187,861)	(3,079,292)
Net increase (decrease)	(674,568)	$(25,184,055)	(234,195)	$(3,139,071)	(49,868)	$(850,566)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	338,993	$12,207,180	—	$—	—	$—
Shares issued as reinvestment of distributions	21,604	774,460	—	—	—	—
Less shares redeemed	(71,796)	(2,665,015)	—	—	—	—
Net increase (decrease)	288,801	$10,316,625	—	$—	—	$—

www.calamos.com

Notes to Financial Statements (Unaudited)

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	256,761	$4,451,721	565,595	$9,160,185	85,674	$1,051,791
Shares issued as reinvestment of distributions	—	—	16,179	255,623	70,675	795,802
Less shares redeemed	(740,569)	(12,753,986)	(647,793)	(10,312,912)	(301,037)	(3,670,818)
Net increase (decrease)	(483,808)	$(8,302,265)	(66,019)	$(897,104)	(144,688)	$(1,823,225)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,311	$119,516	25,567	$380,930	7,374	$71,977
Shares issued as reinvestment of distributions	—	—	—	—	4,013	36,318
Less shares redeemed	(63,336)	(912,752)	(199,158)	(2,937,159)	(25,671)	(249,212)
Net increase (decrease)	(55,025)	$(793,236)	(173,591)	$(2,556,229)	(14,284)	$(140,917)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,281,140	$57,478,839	11,322,989	$185,490,477	1,150,279	$15,507,044
Shares issued as reinvestment of distributions	—	—	205,070	3,266,770	184,546	2,188,709
Less shares redeemed	(2,426,078)	(43,942,761)	(11,733,016)	(189,295,685)	(402,657)	(5,110,431)
Net increase (decrease)	855,062	$13,536,078	(204,957)	$(538,438)	932,168	$12,585,322
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	64,500	$1,169,046	—	$—	6,358	$79,421
Shares issued as reinvestment of distributions	—	—	—	—	40	477
Less shares redeemed	(49,940)	(897,244)	—	—	(3)	(38)
Net increase (decrease)	14,560	$271,802	—	$—	6,395	$79,860

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	841,115	$8,263,851	4,126	$33,328	88,728	$798,909
Shares issued as reinvestment of distributions	29,808	304,335	10	77	49,508	438,950
Less shares redeemed	(1,764,946)	(17,425,978)	(3,113)	(24,904)	(425,660)	(3,801,898)
Net increase (decrease)	(894,023)	$(8,857,792)	1,023	$8,501	(287,424)	$(2,564,039)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	194,062	$1,612,104	3,690	$28,189	1,794	$16,045
Shares issued as reinvestment of distributions	781	6,767	23	182	1,348	11,954
Less shares redeemed	(259,535)	(2,157,512)	(3,708)	(29,884)	(27,855)	(245,982)
Net increase (decrease)	(64,692)	$(538,641)	5	$(1,513)	(24,713)	$(217,983)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,795,086	$28,665,714	78,640	$636,833	867,270	$7,722,963
Shares issued as reinvestment of distributions	52,626	560,275	1,839	14,635	83,382	738,883
Less shares redeemed	(4,470,328)	(45,956,185)	—	—	(803,160)	(7,161,353)
Net increase (decrease)	(1,622,616)	$(16,730,196)	80,479	$651,468	147,492	$1,300,493
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	7	56	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	7	$56	—	$—

www.calamos.com

Notes to Financial Statements (Unaudited)

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
Class A	Shares	Dollars	Shares	Dollars
Shares sold	125,036	$930,176	286,429	$2,682,456
Shares issued as reinvestment of distributions	209,678	1,549,071	13,227	123,782
Less shares redeemed	(504,389)	(3,731,630)	(150,216)	(1,408,916)
Net increase (decrease)	(169,675)	$(1,252,383)	149,440	$1,397,322
Class C	Shares	Dollars	Shares	Dollars
Shares sold	18,288	$144,615	—	$—
Shares issued as reinvestment of distributions	3,282	25,955	—	—
Less shares redeemed	(25,382)	(201,323)	—	—
Net increase (decrease)	(3,812)	$(30,753)	—	$—
Class I	Shares	Dollars	Shares	Dollars
Shares sold	272,227	$2,016,027	1,665,162	$15,595,621
Shares issued as reinvestment of distributions	69,814	515,875	144,315	1,349,695
Less shares redeemed	(516,836)	(3,799,494)	(2,181,708)	(20,354,338)
Net increase (decrease)	(174,795)	$(1,267,592)	(372,231)	$(3,409,022)
Class R6	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos Investment Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statements of assets and liabilities, including the schedules of investments, of Calamos Investment Trust comprising the Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Merger Arbitrage Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Dividend Growth Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos International Small Cap Growth Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund, (the "Funds") as of April 30, 2024; the related statements of operations, changes in net assets, and the financial highlights for the six month period then ended; and the related notes (collectively referred to as the "interim financial information"). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated December 20, 2023, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

Individual Fund Comprising the Calamos Investment Trust	Statement of Changes in Net Assets	Financial Highlights

Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Dividend Growth Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund

	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, and 2019
Calamos Timpani Small Cap Growth Fund (formerly, Frontier Timpani Small Cap Growth Fund for the period July 1, 2018 through May 31, 2019)	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, and the period from May 31, 2019 (commencement of operations) through October 31, 2019 and July 1, 2018 through May 31, 2019
Calamos Timpani SMID Growth Fund	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, and the period from August 1, 2019 (commencement of operations) through October 31, 2019
Calamos International Small Cap Growth Fund	For the year ended October 31, 2023, and the period from March 31, 2022 (commencement of operations) through October 31, 2022	For the year ended October 31, 2023, and the period from March 31, 2022 (commencement of operations) through October 31, 2022
Calamos Merger Arbitrage Fund	For the period from September 29, 2023 (commencement of operations) through October 31, 2023	For the period from September 29, 2023 (commencement of operations) through October 31, 2023

www.calamos.com

Report of Independent Registered Public Accounting Firm

Basis for Review Results

This interim financial information is the responsibility of the Funds' management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

June 20, 2024

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

CALAMOS OPEN-END FAMILY OF FUNDS SEMIANNUAL REPORT

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Calamos Investment Trust (the "Trust"), on behalf of each series (each a "Fund" and collectively, the "Funds"), has established a liquidity risk management program to govern each Fund's approach to managing liquidity risk (the "Program"). The Program is overseen by the Liquidity Committee, a committee comprised of representatives of the Trust's investment adviser, Calamos Advisors LLC. The Trust's Board of Trustees (the "Board") has approved the designation of the Liquidity Committee to oversee the Program.

The Program's principal objectives include supporting the Funds' compliance with limits on investments in illiquid assets and mitigating the risk that each Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund's liquidity and the periodic classification and re-classification of each Fund's investments into groupings that reflect the Liquidity Committee's assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on December 12, 2023, the Trustees received an annual report from the Liquidity Committee regarding the design and operational effectiveness of the Program. The Liquidity Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund's liquidity risk and has operated adequately and effectively to manage each Fund's liquidity risk. The Liquidity Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. Among other things, the Board noted that the Funds are not required to have a highly liquid investment minimum based on their liquidity classifications. The Board further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds' prospectus for more information regarding the Funds' exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

www.calamos.com

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MANAGING YOUR CALAMOS FUNDS INVESTMENTS

Calamos Investments offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE: 800.823.7386

Through a single toll-free number, Calamos 24-Hour Shareholder Assistance is fast and easy. Get fund prices and account balances, review recent transactions, order statements, literature and more.

PERSONAL ASSISTANCE: 800.582.6959

Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund.

ONLINE ACCOUNT MANAGEMENT:
www.calamos.com

Manage your personal account of Calamos Funds online at www.calamos.com. On your account access page, you can view account history and download data.

YOUR FINANCIAL ADVISOR

We encourage you to talk to your financial advisor to determine how the Calamos Funds can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless accompanied by a currently effective prospectus of the Funds. The views expressed in this report reflect those of Calamos Advisors LLC only through April 30, 2024.

A description of the Calamos Proxy Voting Policies and Procedures and the Funds' proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 800.582.6959, by visiting the Calamos Web site at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Funds' proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

FOR 24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE: 800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 800.582.6959

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

CUSTODIAN AND FUND ACCOUNTING AGENT:
State Street Bank and Trust Company
Boston, MA

TRANSFER AGENT:
U.S. Bank Global Fund Services
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL:
Ropes & Gray LLP
Chicago, IL

Visit our Web site for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

CITSAR 1631 043024

Item 1(b). Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a) Included in the Report to Shareholders in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics - Not applicable for this semiannual report.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2024